         As filed with the Securities and Exchange Commission on April 29, 2004.
                                                      Registration No. 333-70728


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
                The Manufacturers Life Insurance Company (U.S.A.)
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485

     X on May 1, 2004 pursuant to paragraph (b) of Rule 485

     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     ___ on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333- 70730.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item             Caption in Prospectus
--------             ---------------------
Part A

1.................   Cover Page
2.................   Appendix A:  Special Terms
3.................   Summary
4.................   Appendix B:  Table of Accumulation Values
5.................   General Information about Us, The Variable Account, the Portfolio
6.................   Charges and Deductions; Withdrawal Charges; Reduction or Elimination of
                        Withdrawal Charges; Administration Fees; Mortality and Expense Risks Charge;
                        Taxes; Expenses of Distributing the Contract
7.................   Accumulation Period Provisions; Company Approval; Purchase Payments;
                        Accumulation Units; Net Investment Factor; Transfers Among Investment
                        Options; Telephone Transactions; Special Transfer Services - Dollar Cost
                        Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the
                        Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership;
                        Beneficiary; Modification
8.................   Pay Out Period Provisions; General; Annuity Options; Determination of Amount of
                        the First Variable Annuity Benefit Payment; Annuity Units and the Determination
                        of Subsequent Variable Annuity Benefit Payments; Transfers During the Pay Out
                        During the Pay Out Period
9.................   Accumulation Period Provisions; Death Benefit During the Accumulation Period;
                        Pay Out Period Provisions; Death Benefit Period
10................   Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value
                        of Accumulation Units; Net Investment Factor; Distribution of Contracts
11................   Withdrawals; Restrictions under the Texas Optional Retirement Program;
                        Accumulation Period Provisions; Purchase Payments; Other Contract Provisions;
                        Ten Day Right to Review
12................   Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification
                        Requirements; Qualified Retirement Plans; Appendix G: Qualified Plan Types
13................   Legal Proceedings
14................   Statement of Additional Information - Table of Contents

Part B ...........   Caption in Statement of Additional Information

15................   Cover Page
16................   Table of Contents
17................   General Information and History.
18................   Services-Independent Auditors, Services-Servicing Agent
19................   Not Applicable
20................   Services - Principal Underwriter
21................   Performance Data
22................   Not Applicable
23................   Financial Statements

                                     PART A
                      Information Contained in a Prospectus
                                    Version I

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

MERRILL VARIABLE FUNDS

For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.


Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund discontinued operations and merged into the Merrill Lynch Global Allocation V.I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V.I. Fund.

The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.


A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

               PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The three unit value tables below reflect the highest and lowest combination of charges available under the current contract. The first table reflects the fees for GEM, while the second table does not reflect the fees for any optional benefits. The third unit value table below relates to prior contracts (Ven 7, Ven 8) and does not reflect the fees for any optional benefits since none were available to these contracts.

            TABLE OF ACCUMULATION UNIT VALUES FOR VEN 20/21 CONTRACTS

                          INVESTING IN SERIES I SHARES

                         (REFLECTING NO OPTIONAL RIDERS)

                                                                                       SERIES I SHARES
                                                                 --------------------------------------------------------------
                                                                 UNIT VALUE AT          UNIT VALUE AT           NUMBER OF UNITS
                     SUB ACCOUNT                                 START OF YEAR           END OF YEAR            AT END OF YEAR
--------------------------------------------------               -------------          -------------           ---------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
                        1997                                     $  12.500000            $ 27.655848                8457.252
                        1998                                        27.655848              25.494200               38159.111
                        1999                                        25.494200              33.685273               81874.712
                        2000                                        33.685273              38.059573             614,145.557
                        2001                                        38.059573              48.661734             298,149.580
                        2002                                        48.661734              36.537044             268,747.686
                        2003                                        36.537044              51.386913             227,011.137
MERRILL LYNCH BASIC VALUE V.I. FUND
                        1997                                     $  12.500000            $ 15.792005              21,434.949
                        1998                                        15.792005              17.018200             167,112.855
                        1999                                        17.018200              20.300779             638,841.027
                        2000                                        20.300779              22.514992             948,378.724
                        2001                                        22.514992              23.100090           1,239,327.296
                        2002                                        23.100090              18.702483           1,122,669.290
                        2003                                        18.702483              24.538470             992,700.258
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
                        1997                                     $  12.500000            $  9.191866               3,458.269
                        1998                                         9.191866               6.389100              33,958.304
                        1999                                         6.389100              10.419795              89,278.744
                        2000                                        10.419795               7.313442             203,401.785
                        2001                                         7.313442               7.305149             176,551.590
                        2002                                         7.305149               6.462827             171,572.111
                        2003                                         6.462827               9.676396             154,537.380

Units under this series of shares was first credited on October 13, 1997.

            TABLE OF ACCUMULATION UNIT VALUES FOR VEN 20/21 CONTRACTS

                          INVESTING IN SERIES I SHARES


                     (REFLECTING ALL OPTIONAL RIDERS (GEM))


                                                                                                SERIES I SHARES
                                                                        -----------------------------------------------------------
                                                                                                                        NUMBER OF
                                                                        UNIT VALUE AT            UNIT VALUE AT        UNITS AT END
                        SUB ACCOUNT                                     START OF YEAR             END OF YEAR         OF YEAR TOTAL
---------------------------------------------------                     -------------            -------------        -------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
                            2001                                         $ 12.500000             $ 14.763263            3,213.261
                            2002                                           14.763263               11.062617            3,635.673
                            2003                                           11.062617               15.527800            3,448.397
MERRILL LYNCH BASIC VALUE V.I. FUND
                            2001                                         $ 12.500000             $ 12.192528            2,051.425
                            2002                                           12.192528                9.851657            1,976.167
                            2003                                            9.851657               12.900003            1,954.539
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
                            2001                                         $ 12.500000             $ 11.316501                0.000
                            2002                                           11.316501                9.991608                0.000
                            2003                                            9.991608               14.573174                0.000

Units under this series of shares was first credited on July 2, 2001.

             TABLE OF ACCUMULATION UNIT VALUES FOR VEN 7-8 CONTRACTS

                          INVESTING IN SERIES I SHARES

                         (REFLECTING NO OPTIONAL RIDERS)

                                                                                           SERIES I SHARES
                                                                      -------------------------------------------------------------
                                                                                                                    NUMBER OF UNITS
                                                                      UNIT VALUE AT         UNIT VALUE AT           AT END OF YEAR
                      SUB ACCOUNT                                     START OF YEAR          END OF YEAR                 TOTAL
--------------------------------------------------                    -------------         -------------           ---------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND
                           1997                                        $12.500000             $27.655848              $   506.421
                           1998                                         27.655848              25.494200              $   111.241
                           1999                                         25.494200              33.685273              $   110.706
                           2000                                         33.685273              38.059573              $   110.025
                           2001                                         38.059573              48.661734              $     0.000
                           2002                                         48.661734              36.537044              $    48.369
                           2003                                         36.537044              51.386913              $    48.177
MERRILL LYNCH BASIC VALUE V.I. FUND
                           1997                                        $12.500000             $15.792005              $   596.419
                           1998                                         15.792005              17.018200              $10,623.274
                           1999                                         17.018200              20.300779              $11,769.295
                           2000                                         20.300779              22.514992              $ 8,431.017
                           2001                                         22.514992              23.100090              $    74.775
                           2002                                         23.100090              18.702483              $ 6,937.770
                           2003                                         18.702483              24.538470              $ 6,607.365
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND
                           1997                                        $12.500000             $ 9.191866              $     0.002
                           1998                                          9.191866               6.389100              $     0.000
                           1999                                          6.389100              10.419795              $     0.000
                           2000                                         10.419795               7.313442              $     0.000
                           2001                                          7.313442               7.305149              $     0.000
                           2002                                          7.305149               6.462827              $     0.000
                           2003                                          6.462827               9.676396              $     0.000

Units under this series of shares was first credited on October 13, 1997.


                          SUPPLEMENT DATED MAY 1, 2004



Venture ML Supp 5/1/2004

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

                              ALL VENTURE CONTRACTS

1 AND 3-YEAR FIXED ACCOUNT INVESTMENT OPTIONS

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options

               CONTRACTS (OTHER THAN VEN 1, 3, 7 AND 8 CONTRACTS)

For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure Principal Program(SM) will not be available for these contracts.

For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.

                              VEN 7 AND 8 CONTRACTS

On or after December 30, 2002, new purchase payments may not be allocated to the 6 -year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2004

Venture Supp 5/1/2004

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
 500 Boylston Street, Suite 400                      Post Office Box 55230
Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                      www.manulifeusa.com


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE," "US," "THE COMPANY" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract. Below is a list of the seventy-three variable investment options. There are five fixed investment options.


American Growth Trust                            Strategic Growth Trust                       All Asset Portfolio
American International Trust                     Capital Appreciation Trust                   Global Allocation Trust
American Growth-Income Trust                     U.S. Global Leaders Growth Trust             High Yield Trust
American Blue Chip Income and Growth Trust       Quantitative All Cap Trust                   Strategic Bond Trust
Science & Technology Trust                       All Cap Core Trust                           Strategic Income Trust
Pacific Rim Trust                                Large Cap Growth Trust                       Global Bond Trust
Health Sciences Trust                            Blue Chip Growth Trust                       Diversified Bond Trust
Emerging Growth Trust                            U.S. Large Cap Trust                         Investment Quality Bond Trust
Aggressive Growth Trust                          Core Equity Trust                            Total Return Trust
Emerging Small Company Trust                     Strategic Value Trust                        Real Return Bond Trust
Small Company Blend Trust                        Large Cap Value Trust                        U.S. Government Securities Trust
Small Company Trust                              Classic Value Trust                          Money Market Trust
Dynamic Growth Trust                             Utilities Trust                              Small Cap Index Trust
Mid Cap Stock Trust                              Real Estate Securities Trust                 International Index Trust
Natural Resources Trust                          Small Cap Opportunities Trust                International Equity Index Fund
All Cap Growth Trust                             Small Company Value Trust                    Mid Cap Index Trust
Strategic Opportunities Trust                    Special Value Trust                          Total Stock Market Index Trust
Financial Services Trust                         Mid Cap Value Trust                          500 Index Trust
International Stock Trust                        Value Trust                                  Lifestyle Aggressive 1000 Trust
Overseas Trust                                   All Cap Value Trust                          Lifestyle Growth 820 Trust
International Small Cap Trust                    Fundamental Value Trust                      Lifestyle Balanced 640 Trust
International Value Trust                        Growth & Income Trust                        Lifestyle Moderate 460 Trust
Quantitative Mid Cap Trust                       Quantitative Value Trust                     Lifestyle Conservative 280 Trust
Mid Cap Core Trust                               Equity-Income Trust
Global Trust                                     Income & Value Trust

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 344-1029. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                      STATEMENT OF ADDITIONAL INFORMATION



                                TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY.............................     3
ACCUMULATION UNIT VALUE TABLES..............................     3
SERVICES....................................................     3
       Independent Auditors.................................     3
       Servicing Agent......................................     3
       Principal Underwriter................................     3
APPENDIX A: AUDITED FINANCIAL STATEMENTS....................   A-1





                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004.

Venture Pro 5/2004

                                TABLE OF CONTENTS


SUMMARY.....................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, AND
THE PORTFOLIOS..............................................   11
    The Manufacturers Life Insurance Company (U.S.A.).......   11
    The Variable Account....................................   11
    The Portfolios..........................................   12
DESCRIPTION OF THE CONTRACT.................................   21
  ELIGIBLE GROUPS...........................................   21
  ACCUMULATION PERIOD PROVISIONS............................   21
    Purchase Payments.......................................   21
    Accumulation Units......................................   22
    Value of Accumulation Units.............................   22
    Net Investment Factor...................................   22
    Transfers Among Investment Options......................   23
    Maximum Number of Investment Options....................   23
    Telephone Transactions..................................   23
    Special Transfer Services - Dollar Cost Averaging.......   24
    Asset Rebalancing Program...............................   24
    Withdrawals.............................................   25
    Special Withdrawal Services - The Income Plan...........   25
    Death Benefit During Accumulation Period................   26
  PAY-OUT PERIOD PROVISIONS.................................   28
    General.................................................   28
    Annuity Options.........................................   28
    Determination of Amount of the First Variable Annuity
    Payment.................................................   30
    Annuity Units and the Determination of Subsequent
    Variable Annuity  Benefit Payments......................   30
    Transfers During Pay-out Period.........................   30
    Death Benefit During Pay-out Period.....................   31
  OTHER CONTRACT PROVISIONS.................................   31
    Ten Day Right to Review.................................   31
    Ownership...............................................   31
    Annuitant...............................................   31
    Beneficiary.............................................   32
    Modification............................................   32
    Our Approval............................................   32
    Discontinuance of New Owners............................   32
    Misstatement and Proof of Age, Sex or Survival..........   32
  FIXED ACCOUNT INVESTMENT OPTIONS..........................   32
  OPTIONAL BENEFITS.........................................   35
    Guaranteed Retirement Income Program III................   35
    Guaranteed Earnings Multiplier..........................   39
    Principal Plus..........................................   40
    Triple Protection Death Benefit.........................   48
CHARGES AND DEDUCTIONS......................................   51
    Withdrawal Charges......................................   51
    Waiver of Applicable Withdrawal Charge - Confinement
    to Eligible Nursing Home................................   52
    Reduction or Elimination of Withdrawal Charge...........   53
    Administration Fees.....................................   53
    Reduction or Elimination of Annual Administration Fee...   54
    Mortality and Expense Risks Charge......................   54
    Expenses of Distributing the Contract...................   55
FEDERAL TAX MATTERS.........................................   55
  INTRODUCTION..............................................   55
  OUR TAX STATUS............................................   55
  TAXATION OF ANNUITIES IN GENERAL..........................   56
    Tax Deferral During Accumulation Period.................   56
    Taxation of Partial and Full Withdrawals................   57
    Taxation of Annuity Benefit Payments....................   58
    Taxation of Death Benefit Proceeds......................   58
    Penalty Tax on Premature Distributions..................   58
    Aggregation of Contracts................................   59
  QUALIFIED RETIREMENT PLANS................................   59
    Direct Rollovers........................................   60
    Loans...................................................   61
  FEDERAL INCOME TAX WITHHOLDING............................   61
GENERAL MATTERS.............................................   61
    Asset Allocation Services...............................   61
    Restrictions Under the Texas Optional Retirement
    Program.................................................   62
    Distribution of Contracts...............................   62
    Contract Owner Inquiries................................   62
    Confirmation Statements.................................   62
    Legal Proceedings.......................................   62
    Cancellation of Contract................................   62
    Voting Interest.........................................   63
    Reinsurance Arrangements................................   63
APPENDIX A:  SPECIAL TERMS..................................  A-1
APPENDIX B:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE...  B-1
APPENDIX C:  STATE PREMIUM TAXES............................  C-1
APPENDIX D:  PRIOR CONTRACTS  - VEN 7 AND VEN 8 CONTRACTS...  D-1
APPENDIX E:  PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS......  E-1
APPENDIX F:  EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS.....  F-1
APPENDIX G:  EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS.....  G-1
APPENDIX H:  EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS...  H-1
APPENDIX I:  EXCHANGE OFFER - MULTI-ACCOUNT FLEXIBLE
PAYMENT VARIABLE ANNUITY....................................  I-1
APPENDIX J:  QUALIFIED PLAN TYPES...........................  J-1
APPENDIX K:  PRODUCT FEATURES AVAILABLE FOR OLDER
CONTRACTS...................................................  K-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES.............  U-1

                                     SUMMARY

This Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, four older classes of variable annuity contracts were issued. These contracts are no longer being issued but purchase payments may continue to be made to these existing contracts. These contracts are as follows: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see Appendices F and G).

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options. Each Variable Account investment option is a sub-account of the Variable Account which in the case of the Manufacturers Investment Trust (the "Trust") invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the Prospectus of the portfolios. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

                                      * * *

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options (except as noted below) without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.



WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.


CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.


DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See D for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix E for information on death benefit provisions of Ven 1 and Ven 3 contracts.



ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.



OPTIONAL BENEFITS. Guaranteed Retirement Income Program III. The Guaranteed Retirement Income Program III ("GRIP III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly

Income Factors described in GRIP III . As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP III. If GRIP III is exercised and the annuity benefit payments available under the contract are greater than the monthly payment provided by GRIP III, we will pay the monthly annuity payment available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP III is available for new applications received on or after May 5, 2003 in available states. GRIP III is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1. GRIP III cannot be elected if T-PRO or Principal Plus have been elected. Election of GRIP III is irrevocable. For more information on GRIP III, please refer to the Optional Benefits Section of the prospectus.


Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. Please see Appendix K for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix K.


Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an additional fee of 0.20%. GEM is available for new contracts issued on or after July 2, 2001. GEM is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts. GEM cannot be elected if T-PRO has been elected. Election of GEM is irrevocable.



Principal Plus. The Principal Plus rider ("Principal Plus") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:


         a) Principal Plus is available for sale in the state where the contract is sold;


         b)       you have not selected T-PRO, GRIP III or GRIP II;


         c) your entire contract value is invested in accordance with the investment options available with Principal Plus;

         d) your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code;

         e) the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of Principal Plus is irrevocable. Principal Plus guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)



If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for Principal Plus (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of Principal Plus, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."

Triple Protection Death Benefit . The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:


         (a) T-PRO is available for sale in the state where the contract is sold;

         (b)      the oldest owner has not yet attained age 71; and


         (c) none of the following optional riders have been elected: GRIP III or GRIP II, GEM, or Principal Plus.



An additional fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. Election of T-PRO is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. The amount of the death benefit under T-PRO is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:


         1)       the contract value;

         2)       the return of Purchase Payments Death Benefit factor;

         3)       the Annual Step Death Benefit factor; or

         4)       the Graded Death Benefit factor.


The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. For a full description of T-PRO, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."



The addition of T-PRO to the contract may not always be in your interest since an additional fee is imposed for this benefit.



REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.





TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification.


DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses.



CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See Appendix D for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix E for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.



                                             NUMBER OF COMPLETE YEARS
DEFERRED SALES LOAD (withdrawal charge as       PURCHASE PAYMENT IN     WITHDRAWAL CHARGE
    percentage of purchase payments)                 CONTRACT              PERCENTAGE
                                                         0                     6%
                                                         1                     6%
                                                         2                     5%
                                                         3                     5%
                                                         4                     4%
                                                         5                     3%
                                                         6                     2%
                                                        7+                     0%


ANNUAL CONTRACT FEE                                             $30 (A)
TRANSFER FEE                                                      - (B)



  Guaranteed Fee                                                $25
  Current Fee                                                   $ 0 (B)



(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 8, Ven 7, Ven 3 or Ven 1 contracts. (See Appendix D for Ven 7 and 8 contracts, and Appendix E for Ven 1 and Ven 3 contracts).


(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                   SEPARATE ACCOUNT ANNUAL EXPENSES (A)


Mortality and expense risks fee                                              1.25%
Administration fee- asset based                                              0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)   1.40%

Fee for Optional GEM Benefit                                                 0.20%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH GEM FEE)                        1.60%



            FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE



GRIP III Fee (as a percentage of the Income Base)                   0.50%(B)
Principal Plus Fee (as a percentage of the Adjusted GWB)            0.30%(C)
(current charge)
Principal Plus Fee (as a percentage of the Adjusted GWB)            0.75%(C)
(maximum charge)
 T-PRO Fee (as a percentage of the T PRO Death Benefit)             0.50%(D)


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


(B) GRIP III is not available for applications received prior to May 5, 2003. If GRIP III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM III") GRIP II is available for new applications in states where GRIP III is not yet available. The GRIP II fee is 0.45% of the Income Base.



(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.


(D) The charge is deducted on an annual basis from the contract value.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectuses.

SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)        MINIMUM   MAXIMUM
(Expenses that are deducted from portfolio assets, including      0.75%     3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)



SERIES I TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (B)         MINIMUM   MAXIMUM
(Expenses that are deducted from portfolio assets, including      0.55%     3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)



(A) Contracts issued on and after May 13, 2002 are invested in Series II shares. The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.



(B) Contracts issued prior to May 13, 2002, are invested in Series I shares except in the case of certain portfolios of the Trust which commenced operations on or after May 1, 2003 where Series I shares are not available for sale. The minimum and maximum expenses include Series II shares of those portfolios where Series I shares are not available for sale. The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.55%and 1.75%, respectively. Expense reimbursements may be terminated at any time.



EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


Both the Series I and Series II Example of Expenses are shown with optional riders reflecting the highest possible combination of expenses.



Series II Example. The Series II Example of Expenses below reflects the optional GEM and the optional Principal Plus fees.



Series I Example. The Series I Example of Expenses below reflects the optional GEM and the optional GRIP II fees (a growth factor of 6% is assumed in calculating the GRIP II Fee).


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
SERIES II

Maximum Total Annual Portfolio Operating Expenses   $1,092   $ 2,099   $ 3,109   $  5,468
Minimum Total Annual Portfolio Operating Expenses   $  877   $ 1,470   $ 2,088   $  3,525

SERIES I

Maximum Total Annual Portfolio Operating Expenses   $1,061   $ 2,010   $ 2,967   $  5,262
Minimum Total Annual Portfolio Operating Expenses   $  828   $ 1,324   $ 1,836   $  3,094


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
SERIES II

Maximum Total Annual Portfolio Operating Expenses   $  551   $ 1,654   $ 2,759   $  5,468
Minimum Total Annual Portfolio Operating Expenses   $  322   $   990   $ 1,650   $  3,525

SERIES I

Maximum Total Annual Portfolio Operating Expenses   $  519   $ 1,563   $ 2,612   $  5,262
Minimum Total Annual Portfolio Operating Expenses   $  271   $   837   $ 1,436   $  3,094

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A Table of Accumulation Unit Values relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, AND THE PORTFOLIOS


================================================================================
We are an indirect subsidiary of MFC.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

 We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
==============================================================================

The variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix E for information on sub-accounts available to Ven 1 contracts.



THE PORTFOLIOS

The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested in either Series I or Series II shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS")),



Each of the Trust portfolios, except the Lifestyle Trusts and the Focused Allocation Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee). The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Trust portfolio is subadvised by SSgA Funds Management, Inc.



The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").



SUBADVISER                                                    PORTFOLIO
A I M Capital Management, Inc.                                All Cap Growth Trust
                                                              Aggressive Growth Trust
                                                              Mid Cap Core Trust

Capital Research Management Company                           American Growth Trust
(Adviser to the American Fund Insurance Series)(D)            American International Trust
                                                              American Blue Chip Income and Growth Trust
                                                              American Growth-Income Trust

American Century Investment Management, Inc.                  Small Company Trust

Capital Guardian Trust Company                                Small Company Blend Trust
                                                              U.S. Large Cap Trust
                                                              Income & Value Trust
                                                              Diversified Bond Trust

Davis Advisors                                                Financial Services Trust
                                                              Fundamental Value Trust

SUBADVISER                                                    PORTFOLIO
Deutsche Asset Management, Inc.                               Real Estate Securities Trust
                                                              Dynamic Growth Trust
                                                              All Cap Core Trust
                                                              Lifestyle Trusts(A)

Deutsche Asset Management Investment Services Ltd.            International Stock Trust

Fidelity Management & Research Company                        Strategic Opportunities Trust
                                                              Large Cap Growth Trust
                                                              Overseas Trust

Franklin Advisers, Inc.                                       Emerging Small Company Trust

John Hancock Advisers, LLC                                    Strategic Income Trust

Jennison Associates LLC                                       Capital Appreciation Trust

Legg Mason Funds Management, Inc.                             Core Equity Trust]

Lord, Abbett & Co                                             Mid Cap Value Trust
                                                              All Cap Value Trust

Mercury Advisors(C)                                           Large Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited(E)          Pacific RimTrust
                                                              Quantitative Mid Cap Trust
                                                              Quantitative All Cap Trust
                                                              Quantitative Value Trust
                                                              Emerging Growth Trust
                                                              Money Market Trust
                                                              Index Trusts
                                                              Lifestyle Trusts(A)

Massachusetts Financial Services Company                      Strategic Growth Trust
                                                              Strategic Value Trust
                                                              Utilities Trust

Munder Capital Management                                     Small Cap Opportunities Trust

Pacific Investment Management Company                         Global Bond Trust
                                                              Total Return Trust
                                                              Real Return Bond Trust

                                                              All Asset Portfolio (a series of PIMCO Variable
                                                              Insurance Trust)

Pzena Investment Management, LLC                              Classic Value Trust

Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                              Strategic Bond Trust
                                                              Special Value Trust
                                                              High Yield Trust

SSgA Funds Management, Inc.                                   International Equity Index Fund (a
                                                              series of John Hancock Variable
                                                              Insurance Trust I)

Sustainable Growth Advisers, L.P.                             U.S. Global Leaders Growth Trust

SUBADVISER                                                    PORTFOLIO
T. Rowe Price Associates, Inc                                 Science & Technology Trust
                                                              Small Company Value Trust
                                                              Health Sciences Trust
                                                              Blue Chip Growth Trust
                                                              Equity-Income Trust

Templeton Global Advisors Limited                             Global Trust

Templeton Investment Counsel, Inc.                            International Value Trust
                                                              International Small Cap Trust

UBS Global Asset Management                                   Global Allocation Trust

Wellington Management Company, LLP                            Growth & Income Trust
                                                              Investment Quality Bond Trust
                                                              Mid Cap Stock Trust
                                                              Natural Resources Trust

Van Kampen(B)                                                 Value Trust


(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.


(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.


(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."


(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").






(E) MFC Global Investment Management (U.S.A.) Limited is an affiliate of Manufacturers Securities Services, LLC ("MSS") and the Trust.


The portfolios available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES


The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.


The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.


The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                      * * *


MIT PORTFOLIOS (OTHER THAN PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES)


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM TRUST (formerly, Pacific Rim Emerging Markets Trust) seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The EMERGING GROWTH TRUST (only Series II shares are available for sale) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.



The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST (only Series II shares are available for sale) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.



The SMALL COMPANY TRUST seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (only Series II shares are available for sale) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.



The GLOBAL TRUST (formerly, Global Equity Trust) seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.


The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.



The U.S. GLOBAL LEADERS GROWTH TRUST(only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."



The QUANTITATIVE ALL CAP TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.



The ALL CAP CORE TRUST seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.




The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



The CORE EQUITY TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.



The STRATEGIC VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.



The LARGE CAP VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.



The CLASSIC VALUE TRUST(only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The QUANTITATIVE VALUE TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.


The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.




The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.


The ALL ASSET PORTFOLIO (a series of the PIMCO Variable Insurance Trust) (only Class M shares are available for sale) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the PIMCO Funds, Pacific Investment Management Series, an affiliated open-end investment company.



The GLOBAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.


The STRATEGIC INCOME TRUST (only Series II shares are available for sale) seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.



The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (only Series II shares are available for sale) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.


The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*. ") (Available only to contracts issued prior to May 1, 2004.) (Subject to shareholder/contractowner approval, the International Index Trust will merge with the International Equity Index Trust immediately after the close of business on June 18, 2004.)



The INTERNATIONAL EQUITY INDEX FUND (a series of the John Hancock Variable Series Trust I) seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002).


The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.


The TOTAL STOCK MARKET INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.


The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.



The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.



The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


If shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a portfolio of the Trust or becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote shares.
================================================================================

Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS


The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities LLC, the principal underwriter of the contracts.



An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.


ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

                  the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).


See Appendix D for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix E for information on purchase payments applicable to Ven 3 and Ven 1 contracts.


SECURE PRINCIPAL PROGRAM.(sm) In addition, you have the option to participate in our Secure Principal Program(sm). Under the Secure Principal Program(sm) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Principal Program(sm) and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.




ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

                  the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================


Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) Scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The company also reserves the right to take other actions to restrict trading as noted below.



Actions that the Company may take to restrict trading include, but are not limited to:


         restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


Contract owners should note that while the Trust and the Company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.



See Appendix E for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. There is no charge for participation in the DCA program.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.



See Appendix E for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.


ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

                  quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);
                  semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

                  the New York Stock Exchange is closed (other than customary weekend and holiday closings), trading on the New York Stock Exchange is restricted, an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.



Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX J - "QUALIFIED PLAN TYPES").


SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.


DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix J "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies, the death benefit will be the greater of:

         (A)      the contract value; or

         (B)      the Minimum Death Benefit.

If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:

         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

         (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.




For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

For the amount of the death benefit for contracts issued prior to the date of this prospectus, please refer to Appendix K.


For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix D, and to Ven 1 and Ven 3 contracts see Appendix E.


PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death and all required claims forms; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

                  The beneficiary will become the owner.

                  Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

                  No additional purchase payments may be made.


                  If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


                  If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

                  Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.


                  Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit.



If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract (contract value) must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.


A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


For maturity date applicable to Ven 7 and Ven 8 contracts see Appendix D, and to Ven 3 and Ven 1 contracts see Appendix E.


You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


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

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.


The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix E. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.



ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS


Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.





TRANSFERS DURING PAY-OUT PERIOD


================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


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

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================


See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).


The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.




BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================


The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts Treasury Department regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.


MODIFICATION


We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.


OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

(Not Available in the State of Washington)


For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix D and for Ven 1 and Ven 3 contracts see Appendix E.


================================================================================
The fixed account investment options are not securities.
================================================================================

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

INVESTMENT OPTIONS. There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.

Florida, Maryland, Oregon, and Washington. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investment accounts are not available.




INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

================================================================================
A market value charge may apply to certain transactions.
================================================================================

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

                  death of the owner;
                  amounts withdrawn to pay fees or charges;
                  amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;
                  amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;
                  amounts withdrawn from a one-year fixed investment account; and amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

                  be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%, together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.


The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix D for information on the market value charge applicable to Ven 7 and Ven 8 contracts.


================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

                  We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix D for information on the interest rate applicable to Ven 7 and Ven 8 contracts.


                  If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

                  The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX J - "QUALIFIED PLAN TYPES"

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME PROGRAM III


Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Program III ("GRIP III") if you elect GRIP III and if GRIP III is available for sale in the state where the contract is sold. (GRIP III is not available for contracts issued under the exchange offers described in Appendices F, G, H and I to this prospectus.) Election of GRIP III may only be made at issue, is irrevocable, and GRIP III may only be terminated as described below. The contract may not be issued with GRIP III if either the optional Principal Plus rider or T-PRO is elected.


Guaranteed Retirement Income Program II ("GRIP II") is available for new applications in states where GRIP III is not yet available. Please see Appendix K for a description of GRIP II. For information on Guaranteed Retirement Income Programs on contracts issued prior to the date of this prospectus, please refer to Appendix K.

GRIP III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIP III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP III. If GRIP III is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP III, we will pay the monthly annuity benefit payments available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


Income Base The Income Base upon which the amount of GRIP III annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP III.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP III MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP III. Conditions of Exercise. GRIP III may be exercised subject to the following conditions:

         1. GRIP III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum.
If GRIP III has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



The use of GRIP III is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP III is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP III.



Hence, you should consider that since (a) GRIP III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP III is irrevocable, there can be circumstances under a qualified plan in which a GRIP III fee (discussed further below) will be imposed, even though GRIP III may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIP III, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


When you exercise GRIP III, actual income will be based on the greater of (i) your GRIP III Income Base at Monthly Income Factors (as stated in GRIP III ), or
(ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)



Illustrated below are the income amounts provided by GRIP III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on the Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuity payment rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the

GRIP III Income Base applied to Monthly Income Factors (as stated in GRIP III). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

         CONTRACT
      ANNIVERSARY AT                                               ANNUAL INCOME                ANNUAL
      EXERCISE OF GRIP       ACCOUNT        INCOME            ------------------------          INCOME
           III                VALUE          BASE             CURRENT       GUARANTEED          PROVIDED
      ----------------      --------       --------           -------       ----------          --------
           10               $ 90,000       $162,889           $ 8,575         $ 9,676           $ 9,676
           15               $105,000       $207,893           $11,000         $14,095           $14,095
           20               $120,000       $265,330           $13,738         $20,059           $20,059


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain.


        CONTRACT
     ANNIVERSARY AT                                                ANNUAL INCOME                ANNUAL
    EXERCISE OF GRIP         ACCOUNT        INCOME           ---------------------------        INCOME
          III                VALUE           BASE            CURRENT          GUARANTEED       PROVIDED
    ----------------        --------       --------          -------          ----------       --------
           10               $ 90,000       $162,889           $ 7,268           $ 7,975         $ 7,975
           15               $105,000       $207,893           $ 9,374           $11,501         $11,501
           20               $120,000       $265,330           $12,038           $16,429         $16,429


TERMINATION OF GRIP III. GRIP III will terminate upon the earliest to occur of:

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

                  (b)      the termination of the contract for any reason; or

                  (c)      the exercise of GRIP III.

THE ELECTION OF GRIP III ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP III FEE. The risk assumed by us associated with GRIP III is that annuity benefits payable under GRIP III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP III fee (the "GRIP III Fee"). On or before the maturity date, the GRIP III Fee is deducted on each contract anniversary. The amount of the GRIP III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIP III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP III Fee will not be deducted during the annuity period. For purposes of determining the GRIP III Fee, the commencement of annuity benefit payments will be treated as a full withdrawal


GRIP III DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY PAYMENT FACTORS. THEREFORE, GRIP III SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP III BENEFIT.



                                      * * *


GUARANTEED EARNINGS MULTIPLIER.


Contracts issued on or after July 2, 2001, may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. (GEM is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%. A contract may not be issued with GEM if the optional T-PRO rider is also elected.

Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the GEM benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the death benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.


TERMINATION OF GEM. GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

The election of GEM on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

GEM Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for GEM.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX J to the prospectus). Please consult your tax advisor.

PRINCIPAL PLUS


Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:



         a) Principal Plus is available for sale in the state where the contract is sold;



         b)       you have not selected the T-PRO, GRIP II or GRIP III;



         c) your entire contract value is invested in accordance with the investment options available with Principal Plus;



         d) your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code; and



         e) the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. (see "Principal Plus Fee" below).

THE ADDITION OF PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, PRINCIPAL PLUS CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF PRINCIPAL PLUS, ESPECIALLY AT OLDER AGES.

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

    Guaranteed Withdrawal         The total amount available for future periodic withdrawals
          Balance                 under Principal Plus.
           "GWB"                  The initial GWB is equal to your initial payment(s).

    Guaranteed Withdrawal         The amount guaranteed to be available each contract year for
           Amount                 withdrawal under Principal Plus until the GWB is depleted.
           "GWA"                  The initial GWA is equal to 5% of the initial GWB.

Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

                  If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

                  If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

                  If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

                  If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

                  If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

         (a)      exceed $100,000 or

         (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

         (a)      the contract value immediately after the withdrawal; or

         (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the purchase payment; or

         (b)      the lesser of:

                  (i)      5% of the GWB immediately after the purchase payment;
                           or

                  (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Bonus; or

         (b)      5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Step-Up of the GWB; or

         (b)      5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

         (a)      the GWA immediately prior to the withdrawal; or

         (b)      5% of the greater of:

                  (i)      the contract value immediately after the withdrawal;
                           or

                  (ii)     the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

         (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

         (b)      are paid to the owner:

                  (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

                  (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

                  (iii) as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or
                           Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

         (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

         (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

         (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

         (a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 -1/2 Distributions and Required Minimum Distributions); or

         (b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.


THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF March 1, 2004 APPLICABLE TO PRE-59 -1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.


SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal

Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS. If you elect Principal Plus, you must invest 100% of your contract value:

         a) among the Lifestyle Portfolios currently available with Principal Plus (see "Lifestyle Portfolios Available with Principal Plus" below); or

         b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below).

If you select (a) above, you may allocate your monies in one of the four Lifestyle Portfolios currently available with Principal Plus or any combination of such Lifestyle Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Lifestyle Portfolio(s), you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle Portfolios Available with Principal Plus. The following four Lifestyle Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                           LIFESTYLE GROWTH 820 TRUST
                          LIFESTYLE BALANCED 640 TRUST
                          LIFESTYLE MODERATE 460 TRUST
                        LIFESTYLE CONSERVATIVE 280 TRUST

FOR MORE INFORMATION REGARDING THESE LIFESTYLE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following four Model Allocations are currently available with Principal Plus:



                                 PERCENTAGE
                                 ALLOCATION
                                  OF EACH
                             PORTFOLIO WITHIN
MODEL ALLOCATION NAME      THE MODEL ALLOCATION             PORTFOLIO NAME
---------------------      --------------------       ---------------------------
Core Holdings                       25%               American Growth-Income Trust
                                    25%               American Growth Trust
                                    15%               American International Trust
                                    35%               Diversified Bond Trust

Value Blend                         40%               Equity-Income Trust
                                    20%               American Growth Trust
                                    20%               Diversified Bond Trust
                                    20%               Strategic Bond Trust

Growth Blend                        40%               Blue Chip Growth Trust
                                    20%               Diversified Bond Trust
                                    20%               American Growth-Income Trust
                                    20%               Strategic Bond Trust

Global                              30%               Global Bond Trust
                                    20%               U.S. Large Cap Trust
                                    20%               Blue Chip Growth Trust
                                    30%               International Value Trust


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:

         a)       depletion of the GWB;

         b)       the Maturity Date;

         c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

         d) depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

         e)       termination of the contract.

PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.


EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.


                                                                                          GWB ON
                      PURCHASE                           WITHDRAWAL                      CONTRACT
CONTRACT YEAR         PAYMENTS             GWA             TAKEN              BONUS     ANNIVERSARY
-------------         --------            -----          ----------           -----     -----------
At issue               100,000                                                            100,000
    1                        0            5,000            5,000                0          95,000
    2                        0            5,000            5,000                0          90,000
    3                        0            5,000            5,000                0          85,000
    4                        0            5,000            5,000                0          80,000
    5                        0            5,000            5,000                0          75,000
   10                        0            5,000            5,000                0          50,000
   20                        0            5,000            5,000                0               0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                                        GWA AFTER                                         GWB ON
                       PURCHASE         PURCHASE         WITHDRAWAL                      CONTRACT
CONTRACT YEAR          PAYMENTS          PAYMENT            TAKEN           BONUS       ANNIVERSARY
-------------          --------         --------         --------           -----       -----------
At issue               100,000                                                            100,000
   1                         0            5,000                0            5,000         105,000
   2                    10,000            5,750                0            5,500         120,500
   3                         0            6,025            6,025                0         114,475
   4                         0            6,025                0            5,500         119,975
   5                         0            6,025                0            5,500         125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                           Hypothetical
                              GWA after                   Contract Value              GWB on
                Purchase      Purchase        Withdrawal   on Contract               Contract
Contract Year   Payments       Payment          Taken      Anniversary       Bonus  Anniversary
-------------   --------      --------        -------      -----------       -----  -----------
At issue        100,000                                                              100,000
    1                 0         5,000          5,000          101,700          0      95,000
    2                 0         5,000          5,000          103,534          0      90,000
    3                 0         5,000          5,000          105,511          0     105,781*
    4                 0         5,289          5,289           94,629          0     100,492
    5                 0         5,289         10,000           79,596          0      79,898*

* Steps-Up or resets to contract value before the Principal Plus fee is deducted


                                      * * *



TRIPLE PROTECTION DEATH BENEFIT



The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:


         a) T-PRO is available for sale in the state where the contract is sold;

         b)       the oldest owner has not yet attained age 71; and


         c) none of the following optional riders have been elected: GRIP III or GRIP II, GEM, or Principal Plus.


We reserve the right to accept or reject an owner's selection of T-PRO at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue T-PRO on multiple contracts involving the same individual(s).


Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. T-PRO has an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit). (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.


THE ADDITION OF T-PRO TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, THE BENEFITS PROVIDED BY T-PRO HAVE AGE CAPS AND LIMITATIONS THAT LIMIT THE BENEFITS PROVIDED BY T-PRO AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF T-PRO, ESPECIALLY AT OLDER AGES OR FOR LARGER PAYMENTS.

The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

         a)       the contract value;

         b)       the Return of Purchase Payments Death Benefit Factor;

         c)       the Annual Step Death Benefit Factor; or

         d)       the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.


If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and T-PRO will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

          The T-PRO Death Benefit paid upon the first owner's death ("first
                  T-PRO Death Benefit") is not treated as a purchase payment to the contract.

          In determining the Enhanced Earnings Death Benefit Factor (see
                  "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

          In determining other elements of the death benefit calculation
                  (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and
                  (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)


The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.


Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

                  Earnings Basis is equal to 150% of $100,000 or $150,000. Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).
                  Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.




Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

         1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT                          PAYMENT MULTIPLIER*
----------------------------                          -------------------
             0                                                100%
             1                                                110%
             2                                                120%
             3                                                130%
             4                                                140%
             5                                                150%

*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

         2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

 DEATH OCCURS                                         ANNUAL STEP       ENHANCED
WITHIN CONTRACT                     GRADED DEATH     DEATH BENEFIT   EARNINGS DEATH     T-PRO DEATH
     YEAR         CONTRACT VALUE   BENEFIT FACTOR       FACTOR       BENEFIT FACTOR       BENEFIT
---------------   --------------   --------------    -------------   ------- ------     ------------
       2               98,750          110,000          100,000             0             110,000
       4              100,970          130,000          100,970             0             130,000
       6              140,600          150,000          140,600             0             150,000
      10              174,700          150,000          174,700        12,350             187,050
      14              140,100          150,000          174,700             0             174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.


TERMINATION OF T-PRO. The owner may not terminate T-PRO. However, T-PRO will terminate automatically upon the earliest of:


         a)       the date the contract terminates;

         b)       the Maturity Date; or


         c) the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO are continued by the surviving spouse after the death of the original owner.


T-PRO FEE. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.


Qualified Retirement Plans. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have On your plan (see APPENDIX J to the prospectus). please consult your tax advisor.


CHARGES AND DEDUCTIONS


Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectuses of the Trust. For information on the fees charged for optional benefits, see "OPTIONAL BENEFITS" above.


WITHDRAWAL CHARGES


For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix D and for Ven 3 and Ven 1 contracts see Appendix E.


If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

                  10% of total purchase payments (less all prior partial withdrawals in that contract year), and the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT         WITHDRAWAL CHARGE PERCENTAGE
----------------------------         ----------------------------
             0                                    6%
             1                                    6%
             2                                    5%
             3                                    5%
             4                                    4%
             5                                    3%
             6                                    2%
             7+                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.


For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.


WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME


In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


         (a) the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;

         (b) the confinement began at least one year after the contract date;

         (c)      confinement was prescribed by an "physician";

         (d) both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;

         (e) the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 -1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

                  The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

                  The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

                  Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

                  The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

                  There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors, trustees or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


ADMINISTRATION FEES


For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix D and to Ven 3 and Ven 1 contracts see Appendix E.

================================================================================
We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks assuming no optional riders are elected
================================================================================

Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

         - The size and type of group to which administrative services are to be provided will be considered.

         - The total amount of purchase payments to be received will be considered.

         - There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

If after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.




MORTALITY AND EXPENSE RISKS CHARGE


For information on mortality and expense risks charges for Ven 1 contracts see Appendix E.


The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

                  establishment or maintenance of the Variable Account, receipt of purchase payments, issuance of the contacts, or commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.


Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.


EXPENSES OF DISTRIBUTING THE CONTRACT


      STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

      The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 6.50% of purchase payments plus 1.00% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

      ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, IRS rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

                  - the contract must be owned by an individual (or treated as owned by an individual),

                  - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

                  - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

                  - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

                  contracts acquired by an estate of a decedent by reason of the death of the decedent, certain qualified contracts, certain contracts purchased by employers upon the termination of certain qualified plans, certain contracts used in connection with structured settlement agreements, and contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.


Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

                  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

                  if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

                  if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% IRS penalty tax.
================================================================================


There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:


                  received on or after the date on which the contract owner reaches age 59-1/2;

                  attributable to the contract owner becoming disabled (as defined in the tax law);

                  made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

                  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

                  made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

                  made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

===============================================================================
Special tax provisions apply to qualified plans Consult your tax advisor prior to using the contract with a qualified plan.
===============================================================================

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix J to this Prospectus. Appendix J also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP, GRIP II or GRIP III in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as GRIP or Principal Plus, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.



There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:


                  received on or after the date on which the contract owner reaches age 59-1/2, received on or after the owner's death or because of the owner's disability (as defined in the tax law), or made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) if applicable, hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

================================================================================
Some qualified contracts have a loan feature.
================================================================================

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, Treasury Department regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


See Appendix E for information on Loans applicable to Ven 1 and Ven 3 contracts.


FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for Federal income taxes.
================================================================================

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS




ASSET ALLOCATION SERVICES

================================================================================
We may advertise our investment performance.
================================================================================

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

                  termination of employment in the Texas public institutions of higher education, retirement, death, or the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Manulife Financial Securities nor we are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

At our option, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST


As stated above, we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.


ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by the Company.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

COMMUTED VALUE: - The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT DATE: In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

                  A certified copy of a death certificate;
                  A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or Any other proof satisfactory to us.

Death benefits will be paid within 7days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to to dollar amount.

GENERAL ACCOUNT: All the assets of the Company other than assets in separate accounts.

GROUP HOLDER: In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT: An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES: Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT: An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES: Certificates issued under qualified contracts.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                            WITHDRAWAL CHARGE
CONTRACT              HYPOTHETICAL         FREE WITHDRAWAL                         ----------------------------------
  YEAR               CONTRACT VALUE            AMOUNT        PAYMENTS LIQUIDATED   PERCENT                AMOUNT
--------             --------------        ---------------   -------------------   -------               -------
    2                    55,000                5,000 (A)            50,000            6%                   3,000
    4                    50,500                5,000 (B)            45,500            5%                   2,275
    6                    60,000               10,000 (C)            50,000            3%                   1,500
    7                    35,000                5,000 (D)            45,000            2%                     900
    8                    70,000               20,000 (E)            50,000            0%                       0


During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.



(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).


(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                                   WITHDRAWAL CHARGE
HYPOTHETICAL CONTRACT     PARTIAL WITHDRAWAL      FREE WITHDRAWAL                           -----------------------------
        VALUE                 REQUESTED               AMOUNT        PAYMENTS LIQUIDATED     PERCENT                AMOUNT
---------------------     ------------------      ---------------   -------------------     -------                ------
        65,000                   2,000               15,000 (A)                0               5%                     0
        49,000                   5,000                3,000 (B)            2,000               5%                    100
        52,000                   7,000                4,000 (C)            3,000               5%                    150
        44,000                   8,000                    0 (D)            8,000               5%                    400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

         *Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                          TAX RATE
                                    ---------------------------------------------------------
   STATE                            QUALIFIED CONTRACTS               NON-QUALIFIED CONTRACTS
------------                        -------------------               -----------------------
CALIFORNIA                                 0.50%                                2.35%
MAINE                                      0.00%                                2.00%
NEVADA                                     0.00%                                3.50%
PUERTO RICO                                1.00%                                1.00%
SOUTH DAKOTA (A)                           0.00%                                1.25%
WEST VIRGINIA                              1.00%                                1.00%
WYOMING                                    0.00%                                1.00%

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

             APPENDIX D: PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS



We have has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("Ven 7" contracts), which were sold during the period from August, 1989 until April 1999. We also have a class of variable annuity contracts which is no longer being issued but under which purchase payments may continue to be made ("Ven 8" contracts) which were sold during the period from September, 1992 until February 1995. Ven 7 and Ven 8 contracts are collectively referred to as "prior contracts."

The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract, the charges made by us and the death benefit provisions.


EXPENSE SUMMARY. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying portfolio prospectus to which reference should be made.


Contract Owners Transaction Expenses.


DEFERRED SALES LOAD  (WITHDRAWAL CHARGE AS            NUMBER OF COMPLETE YEARS      WITHDRAWAL CHARGE
     PERCENTAGE OF PURCHASE PAYMENTS)               PURCHASE PAYMENT IN CONTRACT        PERCENTAGE
------------------------------------------          ----------------------------    -----------------
                                                                  0                         6%
                                                                  1                         6%
                                                                  2                         5%
                                                                  3                         4%
                                                                  4                         3%
                                                                  5                         2%
Annual Contract Fee                                               6           $30           0%
Transfer Fee                                                                      (A)
Guaranteed Fee                                                                $25 (A)
Current Fee                                                                   $ 0 (A)



(A) We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



                             VEN 7 AND VEN 8 (A)
--------------------------------------------------------------------------
Mortality and expense risks fee                                      1.25%
Administration fee- asset based                                      0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                               1.40%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. See "SUMMARY - PORTFOLIO ANNUAL EXPENSES" in the Prospectus.



EXAMPLE. if you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)



                  SERIES I                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  --------                                  ------    -------    -------    --------
MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            $996      $1,821     $2,559     $4,608
MINIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            $762      $1,127     $1,384     $2,335

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)



                  SERIES I                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  --------                                  ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses            $454      $1,365     $2,284     $ 4,608
Minimum Total Annual Portfolio Operating Expenses            $205      $  632     $1,084     $2, 335



FIXED ACCOUNT INVESTMENT OPTIONS. The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investment options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide us the authority to offer additional fixed account investment options for any yearly period from two to ten years.


FIXED ACCOUNT MINIMUM INTEREST GUARANTEE. The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE. For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account; (ii) together with any withdrawal charges for an investment account, be greater than 10% of the amount transferred or withdrawn; or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES. The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge. The withdrawal charge assessed under the prior contracts is as follows:

If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.


  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT          WITHDRAWAL CHARGE PERCENTAGE
----------------------------          ----------------------------
              0                                    6%
              1                                    6%
              2                                    5%
              3                                    4%
              4                                    3%
              5                                    2%
              6+                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES. The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS: The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

Death of Annuitant who is not the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

Death of Annuitant who is the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, instead of paying the minimum death benefit to the beneficiary, we will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office.

An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later. Contracts issued prior to August 15, 1994 may also have selected the Enhanced Death Benefit. This option was available as an endorsement to the contract upon the payment of (i) an additional purchase payment of at least 10% of all purchase payments made to the contract through the date the Enhanced Death Benefit first became available in that state, or
(ii) $10,000 whichever is greater.

This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

CONTRACT MATURITY DATE. Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

ANNUITY TABLES ASSUMED INTEREST RATE. A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

BENEFICIARY. Under the prior contracts certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

OWNERSHIP. Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

MODIFICATION: The Ven 8 contract does not include "free withdrawal percentage" among contract terms we are authorized to change on 60 days notice to the group holder.

OPTIONAL BENEFITS: The Guaranteed Retirement Income Program (GRIP, GRIP II and GRIP III), the Guaranteed Earnings Multiplier, Principal Plus Rider, and the T-PRO Rider are not available for Ven 7 and Ven 8 contracts.

ACCUMULATION UNIT VALUES:   (see Appendix U)

              APPENDIX E: PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

Prior to October, 1993, we issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made and death benefit provisions.


EXPENSE SUMMARY. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying portfolio prospectus to which reference should be made.


CONTRACT OWNERS TRANSACTION EXPENSES.


                                                      NUMBER OF COMPLETE YEARS
DEFERRED SALES LOAD  (withdrawal charge as               PURCHASE PAYMENT IN           WITHDRAWAL CHARGE
percentage of purchase payments)                               CONTRACT                    PERCENTAGE
                                                      ------------------------         -----------------
                                                                  0                            5%
                                                                  1                            5%
                                                                  2                            5%
                                                                  3                            5%
                                                                  4                            5%
                                                                  5+                           0%
ANNUAL CONTRACT FEE                                                               $30
TRANSFER FEE
  Guaranteed Fee                                                                  $25 (A)
  Current Fee                                                                       0 (A)


(A) We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.


                                       VEN 3 (A)
---------------------------------------------------------------------------------------------
Mortality and expense risks fee                                                         1.25%
Administration fee- asset based                                                         0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                  1.40%

                                       VEN 1 (A)
---------------------------------------------------------------------------------------------
Mortality and expense risks fee                                                         1.30%
Administration fee- asset based                                                         0.00%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                  1.30%


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. See "SUMMARY - PORTFOLIO ANNUAL EXPENSES" in the Prospectus.


EXAMPLE. If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                  SERIES I                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  --------                                    ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses              $907      $1,825     $2,749     $4,619

                  SERIES I                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  --------                                    ------    -------    -------    --------
Minimum Total Annual Portfolio Operating Expenses              $671      $1,131    $1,591       $2,349


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)


                SERIES I                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                --------                                       ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses               $455      $1,369     $2,290     $4,619
Minimum Total Annual Portfolio Operating Expenses               $206      $  636     $1,091     $2,349


INVESTMENT OPTIONS. The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the sub-accounts of the Variable Account are available for the investment of contract values, namely, the Strategic Opportunities Trust, the Investment Quality Bond Trust and the Money Market Trust.


WITHDRAWAL CHARGES. The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.


Ven 3 Withdrawal Charge: The withdrawal charge assessed under the Ven 3 contract is as follows:

If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, we will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge: The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES. The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed and 0.5% for the expense risk assumed. There is no administration charge, however, under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS. The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

Death of Owner. We will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, we will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at our Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and we will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions. The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS.

TRANSFERS. Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, we will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity benefit payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

ANNUITY OPTION PROVISIONS. Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity benefit payments if the first annuity payment would be less than $50.

PURCHASE PAYMENTS. The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. We may refuse to accept any purchase payment in excess of $10,000 per contract year.

ANNUITY RATES. The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

ANNUITY TABLES ASSUMED INTEREST RATE. A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

BENEFICIARY. Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

OPTIONAL BENEFITS. The Guaranteed Retirement Income Program (GRIP, GRIP II and GRIP III), the Guaranteed Earnings Multiplier, Principal Plus Rider and T-Pro Rider are not available for Ven 3 or Ven 1 contracts.


Accumulation Unit Values. See Appendix M

             APPENDIX F: EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by us ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix F to this Prospectus and include both Ven 7 and Ven 8 contracts.

We will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Old and New Contracts are as follows:

Annual Administration Fee. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

Withdrawal Charge. The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                         NEW CONTRACT                                                       OLD CONTRACT
--------------------------------------------------------------     -------------------------------------------------------------
  NUMBER OF COMPLETE YEARS                                           NUMBER OF COMPLETE YEARS
PURCHASE PAYMENTS IN CONTRACT     WITHDRAWAL CHARGE PERCENTAGE     PURCHASE PAYMENTS IN CONTRACT    WITHDRAWAL CHARGE PERCENTAGE
-----------------------------     ----------------------------     -----------------------------    ----------------------------
              0                                6%                                0                               6%
              1                                6%                                1                               6%
              2                                5%                                2                               5%
              3                                5%                                3                               4%
              4                                4%                                4                               3%
              5                                3%                                5                               2%
              6                                2%                                6+                              0%
              7+                               0%


Minimum Interest Rate to be Credited for Any Guarantee Period. The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be 3% as opposed to 4% under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of 3%, whereas under the Old Contract the market value charge is limited so as to not invade principal.


Annuity Purchase Rates. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

Group Deferred Annuity Contracts. (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with JHS.


Differences Relating to the Death Benefit. The differences between the Death Benefit of Old Contracts and New Contracts are as follows:

Death Benefit for Old Contracts. The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.


Death Benefit for New Contracts If any owner dies, the death benefit will be the greater of:



         (A)      the contract value; or



         (B)      the Minimum Death Benefit.



If there is any debt, the death benefit equals the amount described above less the debt under the contract.



1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be] determined as follows:



         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



         (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:



                  (i) is the sum of all] purchase payments made , less any amount deducted in connection with partial withdrawals; and



                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all] purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.



2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.


Differences Regarding When Death Benefit Will Be Paid. The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.


INVESTMENT OPTIONS. Any Old Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.

The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available, and in the state of Washington where no fixed investment options are available. The Old Contract provides for three fixed investment options: one, three and six year. (Please see, however, the restrictions on investing in the fixed investment options under "Fixed Account Investment Options.")

             APPENDIX G: EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by us. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

We will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Old and New Contracts are as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract and Ven 3 Separate Account Annual Expenses
-------------------------------------------------------
     (as a percentage of average account value)
Separate Account Annual Expenses
Mortality and expense risk fees.............   1.25%

Administration fee - asset based............   0.15%
                                               -----
Total Separate Account Annual Expenses......   1.40%

       Ven 1 Separate Account Annual Expenses
      -----------------------------------------
      (as a percentage of average account value)
Separate Account Annual Expenses
Mortality and expense risk fees..........      1.30%
                                               -----

Total Separate Account Annual Expenses...      1.30%

    New Contract and Ven 3 Transaction Expenses
    -------------------------------------------
Annual Administration Fee...................   $30*
Dollar Cost Averaging Charge................   none

           Ven 1 Transaction Expenses
           --------------------------
Annual Administration Fee................      $30
Dollar Cost Averaging Charge.............      none

*For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

WITHDRAWAL CHARGES. The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                  New Contract                                Ven 3 and Ven 1 Contracts
----------------------------------------------      -------------------------------------------
Number of Complete Years                             Number of Complete
  Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage         Payments in Contract          Percentage
------------------------     -----------------      --------------------      -----------------
            0                        6%                       0                       5%
            1                        6%                       1                       5%
            2                        5%                       2                       5%
            3                        5%                       3                       5%
            4                        4%                       4                       5%
            5                        3%                       5                       5%
            6                        2%                       6+                      0%
            7+                       0%

DEATH BENEFIT.

Differences Between Death Benefit of Old Contracts and New Contracts

Death Benefit for Ven 3 Contracts. The minimum death benefit during the first five contract years will be equal to the greater of:

                  the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

During any subsequent five contract year period, the minimum death benefit will be the greater of:

                  the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

Death Benefit for Ven 1 Contracts.  The minimum death benefit is the greater of:

                  the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.


Death Benefit for New Contracts. If any owner dies, the death benefit will be the greater of:



         (A)      the contract value; or



         (B)      the Minimum Death Benefit.



If there is any debt, the death benefit equals the amount described above less the debt under the contract.



1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:



         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



         (b) During any subsequent contract year, the Minimum Death Benefit] will be the greater of (i) or (ii), where:



                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and



                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.



2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.]


Differences Regarding When Death Benefit Will Be Paid. In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.


Investment Options. Any Old Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.



The New Contract provides for seventy-eight investment options (seventy-three variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available, and in the state of Washington where no fixed account investment options are available. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. (Please see, however, the restrictions on investing in the fixed investment.


Annuity Purchase Rates. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

Federal Tax Considerations. Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

            APPENDIX H: EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS


Exchange Offer in all States Except New York and the Territory of Guam



In all states except New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").


We will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.


No Optional Benefits described in the New Contract are available for New Contracts issued in exchange for Lifestyle Contracts.


Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Lifestyle Contracts and the New Contracts are as follows:

1. SEPARATE ACCOUNT AND FIXED ACCOUNT EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the charts below:

    NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and expense risks fees                               1.25%
Administration fee - asset based                               0.15%
Total Separate Account Annual Expenses                         1.40%

                     NEW CONTRACT OWNER TRANSACTION EXPENSES

Annual Administration Fee                                     $ 30(A)
Dollar Cost Averaging Charge                                    none

(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

               LIFESTYLE CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE Charged daily as a percentage of
average Variable Account Values                                              0.80%(A)

MORTALITY AND EXPENSE RISKS CHARGE Charged monthly as a percentage of the
policy month-start Variable and Fixed Account Assets*                        0.45%(A)

                                                                             1.25%

OTHER SEPARATE ACCOUNT EXPENSES Charge for administration charged daily as
a percentage of  average Variable Account Values                             0.20%

Total Separate Account Annual Expenses                                       1.45%

(A) A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

                  LIFESTYLE CONTRACT OWNER TRANSACTION EXPENSES

Record Keeping Charge                                                         $30(A)

Dollar Cost Averaging Charge (if selected and applicable)                       $5(B)

(A) A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

(B) Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.


2. VARIABLE INVESTMENT OPTIONS. Any Lifestyle Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.



The Lifestyle Contract has eight variable investment options whereas the New Contract has seventy-three variable investment options.


3. FIXED ACCOUNT INVESTMENT OPTIONS. The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options; except in Florida, Maryland and Oregon where two fixed account investment options are available, and in the state of Washington where no fixed investment options are available. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

4. WITHDRAWAL CHARGES. The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

               LIFESTYLE CONTRACT                                   NEW CONTRACT
-----------------------------------------------------------------------------------------------
Number of Complete Years                             Number of Complete
  Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
        Contract                 Percentage         Payments in Contract          Percentage
------------------------     -----------------      --------------------      -----------------
            0                        8%                       0                       6%
            1                        8%                       1                       6%
            2                        8%                       2                       5%
            3                        6%                       3                       5%
            4                        4%                       4                       4%
            5                        2%                       5                       3%
            6+                       0%                       6                       2%
                                                              7+                      0%

5. MINIMUM DEATH BENEFIT. Differences between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

Minimum Death Benefit for Lifestyle Contract. Upon the occurrence of the death of the original policyowner, we will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, we will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which we deposit into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary we will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.


Minimum Death Benefit for New Contracts. If any owner dies, the death benefit will be the greater of:

         (A)      the contract value; or



         (B)      the Minimum Death Benefit.



If there is any debt, the death benefit equals the amount described above less the debt under the contract.



1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:



         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



         (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:



                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and



                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.



2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.


6. ANNUITY BENEFIT PAYMENTS. Annuity benefit payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity benefit payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

7. ANNUITY VALUE GUARANTEE. The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

8. ANNUITY PURCHASE RATES. The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.


                                      * * *


Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

  APPENDIX I: EXCHANGE OFFER - MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY
             (Exchange Offer in all States Except New York and the
                               Territory of Guam)



In all states except New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MULTI-ACCOUNT CONTRACT").


The Company will permit an owner of an outstanding Multi-Account Contract to exchange the Multi-Account Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Multi-Account Contract was issued, and any purchase payment credited to the Multi-Account Contract will be deemed to have been credited to the New Contract on the date it was credited under the Multi-Account Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Multi-Account Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.


No Optional Benefits described in the New Contract are available for New Contracts issued in exchange for Multi-Account Contracts.


Multi-Account Contract owners interested in a possible exchange should carefully review both the Multi-Account Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A MULTI-ACCOUNT CONTRACT. We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The principal differences between the Multi-Account Contract and the New Contract are as follows:

1. SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES. The New Contract and the Multi-Account Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

    NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and expense risks fees                                              1.25%
Administration fee - asset based                                              0.15%
Total Separate Account Annual Expenses                                        1.40%

                     NEW CONTRACT OWNER TRANSACTION EXPENSES

Annual Administration Fee                                                      $ 30(A)
Dollar Cost Averaging Charge                                                    none

(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

             MULTI-ACCOUNT CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fees                                              1.00%
Total Separate Account Annual Expenses                                        1.00%

           MULTI-ACCOUNT CONTRACT CONTRACT OWNER TRANSACTION EXPENSES

Annual Contract Fee                                                             $30(A)
Dollar Cost Averaging Charge (if selected and applicable)                       $ 5(B)

(A) An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

(B) Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

2. WITHDRAWAL CHARGES. The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Multi-Account Contract and the New Contract are as follows:

                           NEW CONTRACT                                 MULTI-ACCOUNT CONTRACT
         -----------------------------------------------------------------------------------------------
         NUMBER OF COMPLETE YEARS                             NUMBER OF COMPLETE
           PURCHASE PAYMENTS IN       WITHDRAWAL CHARGE         YEARS PURCHASE         WITHDRAWAL CHARGE
                 CONTRACT                 PERCENTAGE         PAYMENTS IN CONTRACT          PERCENTAGE
         ------------------------     -----------------      --------------------      -----------------
                     0                        6%                       0                       8%
                     1                        6%                       1                       7%
                     2                        5%                       2                       6%
                     3                        5%                       3                       5%
                     4                        4%                       4                       4%
                     5                        3%                       5                       3%
                     6                        2%                       6                       2%
                     7+                       0%                       7                       1%
                                                                       8+                      0


3. VARIABLE INVESTMENT OPTIONS AND FIXED ACCOUNT INVESTMENT OPTIONS. Any Multi Account Contract exchanged for a New Contract will invest in Series I shares of the Trust portfolios, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where New Contracts will invest in Series II shares.



The Multi-Account Contract has eight variable investment options whereas the New Contract has seventy-three variable investment options. The Multi-Account Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options, except in Florida, Maryland and Oregon where two fixed account investment options are available, and in the state of Washington where no fixed account investment options are available. (Please see, however, the restrictions on investing in the fixed investment options under "Fixed Investment Options.") The Multi-Account Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Multi-Account Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.


4. MINIMUM DEATH BENEFIT. Differences between Death Benefit of Multi-Account Contract and New Contract are as follows:

Minimum Death Benefit for Manulife Annuity. Multi-Account Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

         Minimum Death Benefit for New Contracts.


If any owner dies, the death benefit will be the greater of:



         (A)      the contract value; or



         (B)      the Minimum Death Benefit.



If there is any debt, the death benefit equals the amount described above less the debt under the contract.



1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:



         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



         (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:



                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and



                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.



2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.



For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.



5. Annuity Purchase Rates. The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.



6.  Annuity benefit payments.



Annuity benefit payments under the Multi-Account Contract will be made on a fixed basis only whereas annuity benefit payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.



7.  Minimum Guaranteed Interest Rate on Guaranteed Interest Account



The minimum guaranteed interest rate for the Multi-Account Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.



                                     * * * *



Contract owners who do not wish to exchange their Multi-Account Contract Contracts for the New Contracts may continue to make purchase payments to their Multi-Account Contracts. Or, they can keep their Multi-Account Contracts and buy a New Contract to which to apply additional purchase payments.



The above comparison does not take into account differences between the Multi-Account Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Multi-Account Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Multi-Account Contract prospectuses.

                        APPENDIX J: QUALIFIED PLAN TYPES



Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.



Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.



The contract may be issued with certain death benefit or optional benefit such as GRIP II, GRIP III, or Principal Plus. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III, or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.



SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.



Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:



         -        made after the owner attains age 59-1/2;



         -        made after the owner's death;



         -        attributable to the owner being disabled; or



         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.



In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.



As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice



Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as GRIP II, GRIP III or Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.



Tax-sheltered annuity contracts must contain restrictions on withdrawals of:



         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,



         -        earnings on those contributions, and



         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.



These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX K: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS



Series I Shares. For contracts issued prior to May 13, 2002, the assets of each sub-account of the Variable Account are invested in the case of the Trust in Series I shares, except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.



Death Benefits.
Amount of Death Benefit. The death benefit varies by state and date of issue as follows.



The Minimum Death Benefit may exceed $10 million:
         for contracts issued in Hawaii, Massachusetts, Minnesota and Vermont, for contracts issued prior to July 25, 2003 in Illinois and Pennsylvania, and for contract issued prior to June 2, 2003 in all other states.



A.       The following death benefit generally applies to contracts issued :



ON OR AFTER:                                                             IN THE STATES OF:
May 1, 1998                      Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri,
                                 Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                                 Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West
                                 Virginia, Wisconsin, Wyoming

June 1, 1998                     Connecticut

July 1, 1998                     Minnesota, Montana, District of Columbia

October 1, 1998                  Texas

February 1, 1999                 Massachusetts

March 15, 1999                   Florida, Maryland, Oregon

November 1, 1999                 Washington


If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

                  the contract value or
                  the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  the contract value or
                  the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.




For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the Death Benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


PRIOR TO:           IN THE STATES OF:
---------           -----------------
May 1, 1998         Alaska, Alabama, Arizona, Arkansas, California, Colorado,
                    Delaware, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa,
                    Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi,
                    Missouri, Nebraska, Nevada, New Jersey, New Mexico, North
                    Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode
                    Island, South Carolina, South Dakota, Tennessee, Utah,
                    Vermont, Virginia, West Virginia, Wisconsin, Wyoming
June 1, 1998        Connecticut
July 1, 1998        Minnesota, Montana, District of Columbia
October 1, 1998     Texas
February 1, 1999    Massachusetts
March 15, 1999      Florida, Maryland, Oregon
November 1, 1999    Washington
February 2, 2004    Puerto Rico


If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

         the contract value or
         the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

         the contract value or
         the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         the contract value or
         the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit. If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         a certified copy of a death certificate;

         a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME. For contracts issued prior to May 1, 2002, no Nursing Home withdrawal charge waiver is available.

OPTIONAL BENEFITS


GUARANTEED EARNINGS MULTIPLIER. GEM is not available on contracts issued prior to July 2, 2001.



GUARANTEED RETIREMENT INCOME PROGRAMS. GRIP was not available to contracts issued prior to May 1, 1998.



PRINCIPAL PLUS . Principal Plus is not available for contracts issued prior to December 8, 2003.


TRIPLE PROTECTION DEATH BENEFIT. The Triple Protection Death Benefit is not available for contracts issued prior to December 8, 2003.

GUARANTEED RETIREMENT INCOME PROGRAM (GRIP). The original Guaranteed Retirement Income Program ("GRIP") was available in certain states for contracts issued between May 1, 1998 and June 29, 2001 (except for Ven 7, Ven 8, Ven 3 or Ven 1 contracts). GRIP could only be elected at issue and cannot be added to a contract. GRIP is no longer available for new issues. If a contract was issued with GRIP in the state of Washington, the fixed accounts including the DCA fixed investment account are not offered as investment options. However, if the contract was issued without GRIP, then the five fixed accounts are offered as investment options.


GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at a growth factor, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the Monthly Income Factors described in the GRIP rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization and current annuity payment rates, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.


Income Base. The Income Base is equal to (a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

GRIP could only be elected at issue and, once elected, is irrevocable.

The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:

         1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

         2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT & SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.


The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts.



If GRIP has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



The use of GRIP is limited in connection with it use qualified plans, including an IRA, because of the minimum distribution requirements imposed by Federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.



Hence, you should consider that since (a) GRIP may not be exercised until the 7th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which GRIP fee (discussed further below), will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.


In order to comply with applicable Federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

GRIP Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Fee (the "GRIP" Fee). On or before the Maturity Date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.


GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY PAYMENT FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.



TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:


         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      termination of the contract for any reason; or

         (c)      exercise of GRIP.


GUARANTEED RETIREMENT INCOME PROGRAM II. GRIP II was available in certain states for contracts issued between July 2, 2001 and May 5, 2003. GRIP II is no longer available for applications received on or after May 5, 2003 in states where Guaranteed Retirement Income Program III ("GRIP III") is available. GRIP II is available for new applications in states where GRIP III is not yet available.


GRIP II is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.


GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to Monthly Income Factors described in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIP II. If GRIP II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP II, we will pay the monthly annuity benefit payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


Income Base. The Income Base upon which the amount of GRIP II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

         - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

         - We reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the GRIP II monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.


EXERCISE OF GRIP II. Conditions of Exercise. GRIP II may be exercised subject to the following conditions:


         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

For contracts issued on and after January 27, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts.


If GRIP II has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



The use of GRIP II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP II.



Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which a GRIP II fee (discussed further below) will be imposed, even though GRIP II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at monthly income factors (as stated in the GRIP II rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)

Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at the Monthly Income Factors (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


    CONTRACT
 ANNIVERSARY AT                                    ANNUAL INCOME              ANNUAL
EXERCISE OF GRIP    ACCOUNT    INCOME       ---------------------------       INCOME
       II            VALUE      BASE        CURRENT          GUARANTEED      PROVIDED
----------------   --------   --------      -------          ----------      --------
       10          $ 90,000   $179,085      $ 8,575           $12,013        $12,013
       15          $105,000   $239,656      $11,000           $18,406        $18,406
       20          $120,000   $320,714      $13,738           $27,979        $27,979


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


    CONTRACT
 ANNIVERSARY AT                                    ANNUAL INCOME              ANNUAL
EXERCISE OF GRIP    ACCOUNT    INCOME       ---------------------------       INCOME
       II            VALUE      BASE        CURRENT          GUARANTEED      PROVIDED
----------------   --------   --------      -------          ----------      --------
       10          $ 90,000   $179,085      $ 7,009            $ 9,284       $ 9,284
       15          $105,000   $239,656      $ 8,618            $13,574       $13,574
       20          $120,000   $320,714      $10,195            $19,358       $19,358


EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain


    CONTRACT
 ANNIVERSARY AT                                    ANNUAL INCOME              ANNUAL
EXERCISE OF GRIP    ACCOUNT    INCOME       ---------------------------       INCOME
       II            VALUE      BASE        CURRENT          GUARANTEED      PROVIDED
----------------   --------   --------      -------          ----------      --------
       10          $ 90,000   $179,085      $ 7,268            $ 9,606        $ 9,606
       15          $105,000   $239,656      $ 9,374            $14,782        $14,782
       20          $120,000   $320,714      $12,038            $23,091        $23,091


TERMINATION OF GRIP II. GRIP II will terminate upon the earliest to occur of:

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.





                                      * * *

GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following five accumulation unit value tables:

      (1) a table reflecting the fees for the optional benefit (GEM) and
      (2) a table not reflecting the fees for any optional benefits.
      (3) a table for Ven 7/8 contracts (which are no longer being sold)
      (4) a table for Ven 3 contracts (which are no longer being sold)
      (5) a table for Ven 1 contracts (which are no longer being sold)

Please note that none of the following fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values: GRIP, GRIP II, GRIP III, Principal Plus, T-PRO.

                                   APPENDIX U


            TABLE OF ACCUMULATION UNIT VALUES FOR VEN 20/21 CONTRACTS
                               (REFLECTING (GEM))



                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
             2001                 $12.500000      $ 6.396444        52,764.584              N/A              N/A               N/A
             2002                   6.396444        3.728675       106,581.483       $12.500000       $ 9.298205        10,090.420
             2003                   3.728675        5.518916       142,347.746         9.298205        13.768623        38,860.200
PACIFIC RIM EMERGING MARKETS
TRUST
             2001                 $12.500000      $ 9.980535         1,346.456              N/A              N/A               N/A
             2002                   9.980535        8.590662         5,658.405       $12.500000       $ 9.915550           433.769
             2003                   8.590662       11.897105         9,415.858         9.915550        13.712408         9,466.440
HEALTH SCIENCES TRUST
             2001                 $12.500000      $13.395250        38,218.185              N/A              N/A               N/A
             2002                  13.395250        9.591443        92,594.657       $12.500000       $10.622622        12,025.710
             2003                   9.591443       12.857956        96,899.773        10.622622        14.208412        65,780.348
EMERGING GROWTH TRUST
             2003                        N/A             N/A               N/A       $12.500000        16.164211           357.035
AGGRESSIVE GROWTH TRUST
             2001                 $12.500000      $ 9.020870       400,457.607              N/A              N/A               N/A
             2002                   9.020870        6.661388        64,403.180       $12.500000       $ 9.559332        18,333.521
             2003                   6.661388        8.776337        61,592.001         9.559332        12.565898        63,236.802
EMERGING SMALL COMPANY TRUST
             2001                 $12.500000      $ 9.086879        22,329.762              N/A              N/A               N/A
             2002                 $ 9.086879        6.330985        48,852.731       $12.500000       $ 9.546522        12,300.222
             2003                   6.330985        8.706058        54,906.806         9.546522        13.104440        43,435.507
SMALL COMPANY BLEND TRUST
             2001                 $12.500000      $10.682160        24,915.338              N/A              N/A               N/A
             2002                  10.682160        7.825877        39,877.607       $12.500000       $ 9.076656         2,237.881
             2003                   7.825877       10.759987        44,302.224         9.076656        12.473104        24,747.503
DYNAMIC GROWTH TRUST
             2001                 $12.500000      $ 6.281540         5,808.689              N/A              N/A               N/A
             2002                   6.281540        4.428426        31,566.226       $12.500000       $10.112748           343.688
             2003                   4.428426        5.623506       185,573.909        10.112748        12.850333        35,685.374

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK TRUST
             2001                 $12.500000      $10.646203        29,599.635              N/A              N/A               N/A
             2002                  10.646203        8.113009        68,471.139       $12.500000       $10.107030        12,686.967
             2003                   8.113009       11.363928        79,291.424        10.107030        14.121173        69,908.692
NATURAL RESOURCES TRUST
             2003                        N/A             N/A               N/A       $12.500000        17.792264         5,191.998
ALL CAP GROWTH TRUST
             2001                 $12.500000      $ 8.857071        48,575.156              N/A              N/A               N/A
             2002                   8.857071        6.588842        78,182.779       $12.500000       $10.024552         6,628.890
             2003                   6.588842        8.380282        75,053.378       $10.024552       $12.726145        26,365.395
STRATEGIC OPPORTUNITIES TRUST
             2001                 $12.500000      $ 9.885051        75,021.474              N/A              N/A               N/A
             2002                   9.885051        5.956702       132,024.781       $12.500000       $ 8.202760        23,768.832
             2003                   5.956702        7.377080       120,870.528         8.202760        10.140521        45,610.774
FINANCIAL SERVICES TRUST
             2001                 $12.500000      $11.508706        35,320.797              N/A              N/A               N/A
             2002                  11.508706        9.300332        59,621.281       $12.500000       $10.237755         2,970.666
             2003                   9.300332       12.226364        55,657.579        10.237755        13.440506        31,261.313
INTERNATIONAL STOCK TRUST
             2001                 $12.500000      $ 9.671494        17,865.312              N/A              N/A               N/A
             2002                   9.671494        7.453649        28,226.333       $12.500000       $ 9.681116         6,993.842
             2003                   7.453649        9.556168        29,884.277         9.681116        12.410284        11,251.638
OVERSEAS TRUST
             2001                 $12.500000      $ 9.694096        14,482.267              N/A              N/A               N/A
             2002                   9.694096        7.494505        21,984.324       $12.500000       $ 9.647607         3,413.186
             2003                   7.494505       10.608770        18,447.513         9.647607        13.644814        17,040.361
INTERNATIONAL SMALL CAP TRUST
             2001                 $12.500000      $ 8.693187        14,995.898              N/A              N/A               N/A
             2002                   8.693187        7.124165        27,215.726       $12.500000       $ 9.875544            21.961
             2003                   7.124165       10.863371        11,664.055         9.875544        15.038195        10,061.615
INTERNATIONAL VALUE TRUST
             2001                 $12.500000      $11.125714        12,477.812              N/A              N/A               N/A
             2002                  11.125714        8.995998        31,633.963       $12.500000       $ 9.780303        15,356.502
             2003                   8.995998       12.824929        40,171.788         9.780303        13.910309        57,785.190
QUANTITATIVE MID CAP TRUST
             2001                 $12.500000      $10.090711         6,324.082              N/A              N/A               N/A
             2002                  10.090711        7.681326         9,058.584       $12.500000       $ 9.868494           717.151
             2003                   7.681326       10.472257         8,402.228         9.868494        13.434196         1,634.002
MID CAP CORE TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.140117        12,498.521
GLOBAL EQUITY TRUST
             2001                 $12.500000      $10.523033        18,272.070              N/A              N/A               N/A
             2002                  10.523033        8.376938        36,248.240       $12.500000       $10.325957         4,026.759
             2003                   8.376938       10.507840        32,345.361        10.325957        12.929075        10,443.283
STRATEGIC GROWTH TRUST
             2001                 $12.500000      $10.901999        65,855.700              N/A              N/A               N/A
             2002                  10.901999        7.720252       125,302.719       $12.500000       $10.372037        10,009.941
             2003                   7.720252        9.638669        76,771.848        10.372037        12.923652        50,421.885
CAPITAL APPRECIATION TRUST
             2001                 $12.500000      $ 9.437943        15,562.816              N/A              N/A               N/A
             2002                   9.437943        6.444359        56,526.128       $12.500000       $ 9.553391        10,453.671
             2003                   6.444359        8.211158        64,688.612         9.553391        12.161900        29,250.578

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.385251             4.943
ALL CAP CORE TRUST
             2001                 $12.500000      $ 9.163627        14,343.949              N/A              N/A               N/A
             2002                   9.163627        6.742395        29,233.235       $12.500000       $10.526345           147.230
             2003                   6.742395        8.728600        30,499.808        10.526345        13.597435         3,972.125
LARGE CAP GROWTH TRUST
             2001                 $12.500000      $ 9.925531        81,120.348              N/A              N/A               N/A
             2002                   9.925531        7.537509       114,988.084       $12.500000       $10.100613        12,821.762
             2003                   7.537509        9.296665       125,976.299        10.100613        12.449252        80,812.571
QUANTITATIVE EQUITY TRUST
             2001                 $12.500000      $ 9.257381        33,312.015              N/A              N/A               N/A
             2002                   9.257381        6.579287        65,321.419       $12.500000       $10.077673           807.039
             2003                   6.579287        7.999829        59,137.372        10.077673        12.238472         2,101.580
BLUE CHIP GROWTH TRUST
             2001                 $12.500000      $10.343004       118,549.014              N/A              N/A               N/A
             2002                  10.343004        7.709411       195,853.919       $12.500000       $10.215811        13,018.160
             2003                   7.709411        9.800303       183,899.300        10.215811        12.971112        65,314.495
U. S. LARGE CAP TRUST
             2001                 $12.500000      $11.511103        50,071.746              N/A              N/A               N/A
             2002                  11.511103        8.475151       100,976.279       $12.500000       $ 9.909127        34,294.792
             2003                   8.475151       11.432026        70,665.888         9.909127        13.329286        77,832.775
STRATEGIC VALUE TRUST
             2001                 $12.500000      $10.585386        47,791.785              N/A              N/A               N/A
             2002                  10.585386        7.583955        71,393.700       $12.500000       $ 9.812793         7,196.298
             2003                   7.583955        9.611628        65,536.813         9.812793        12.426623        20,508.721
LARGE CAP VALUE TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.769426         4,491.051
UTILITIES TRUST
             2001                 $12.500000      $ 9.246883        39,028.954              N/A              N/A               N/A
             2002                   9.246883        6.957324        69,010.253       $12.500000       $10.872646         2,134.688
             2003                   6.957324        9.211153        58,350.044        10.872646        14.365541        19,803.084
REAL ESTATE SECURITIES TRUST
             2001                 $12.500000      $12.837004        14,608.723              N/A              N/A               N/A
             2002                  12.837004       12.959550        56,750.215       $12.500000       $11.829146        11,411.687
             2003                  12.959550       17.746854        51,793.936        11.829146        16.173990        35,169.712
SMALL CAP OPPORTUNITIES TRUST
             2003                        N/A             N/A               N/A       $12.500000        17.297546         5,408.539
SMALL COMPANY VALUE TRUST
             2001                 $12.500000      $12.933102        22,494.671              N/A              N/A               N/A
             2002                  12.933102       11.973240        72,527.841       $12.500000       $10.217263        23,983.195
             2003                  11.973240       15.750438        86,160.572        10.217263        13.430230        92,335.024
SPECIAL VALUE TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.634958         3,628.620
MID CAP VALUE TRUST
             2001                 $12.500000      $12.949506        64,159.097              N/A              N/A               N/A
             2002                  12.949506       11.455678       114,495.218       $12.500000       $10.840516        24,966.893
             2003                  11.455678       14.132792       112,668.154        10.840516        13.350191        99,216.672
VALUE TRUST
             2001                 $12.500000      $12.262228        55,965.293              N/A              N/A               N/A
             2002                 $12.262228       12.259952        63,985.224       $12.500000         9.886985         2,568.558
             2003                  12.259952       12.721391        76,772.485         9.886985        12.961913        27,646.971

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE TRUST
             2001                 $12.500000      $12.477337        21,525.013              N/A              N/A               N/A
             2002                  12.477337        8.861220        46,771.921       $12.500000       $ 9.662574         5,426.023
             2003                   8.861220       12.066071        71,283.143         9.662574        13.138707        40,083.093
FUNDAMENTAL VALUE TRUST
             2001                 $12.500000      $11.604513        48,290.385              N/A              N/A               N/A
             2002                  11.604513        9.569509       129,369.282       $12.500000       $10.556582        19,598.680
             2003                   9.569509       12.227577       130,945.004        10.556582        13.461572        67,771.378
GROWTH & INCOME TRUST
             2001                 $12.500000      $10.702774       161,958.756              N/A              N/A               N/A
             2002                  10.702774        7.969731       259,860.436       $12.500000       $10.300169        43,336.453
             2003                   7.969731        9.928592       267,362.292        10.300169        12.813869       111,949.614
GREAT COMPANIES-AMERICA TRUST
             2003                        N/A             N/A               N/A       $12.500000        13.918025           876.352
EQUITY-INCOME TRUST
             2001                 $12.500000      $12.453924       133,709.999              N/A              N/A               N/A
             2002                  12.453924       10.628215       233,778.076       $12.500000       $10.415699        39,429.670
             2003                  10.628215       13.134588       205,134.131        10.415699        12.854188       138,512.103
INCOME & VALUE TRUST
             2001                 $12.500000      $12.039038        37,191.366              N/A              N/A               N/A
             2002                  12.039038        9.960340        71,220.337       $12.500000       $10.841289         8,185.422
             2003                   9.960340       12.398458        93,674.938        10.841289        13.473973        41,866.581
BALANCED TRUST
             2001                 $12.500000      $10.562682        10,762.945              N/A              N/A               N/A
             2002                  10.562682        8.902005        25,276.193       $12.500000       $11.271099         6,413.198
             2003                   8.902005       10.013630        23,152.109        11.271099        12.664634        25,991.175
GLOBAL ALLOCATION TRUST
             2001                 $12.500000      $10.340578        27,817.912              N/A              N/A               N/A
             2002                  10.340578        7.814676        49,734.187       $12.500000       $10.146318         1,457.657
             2003                   7.814676        9.723071        45,067.921        10.146318        12.628426         6,037.101
HIGH YIELD TRUST
             2001                 $12.500000      $10.920556        25,771.403              N/A              N/A               N/A
             2002                  10.920556       10.008436        67,190.919       $12.500000       $11.709887        19,756.550
             2003                  10.008436       12.257492       114,269.940        11.709887        14.312819        69,559.164
STRATEGIC BOND TRUST
             2001                 $12.500000      $12.991163        10,722.406              N/A              N/A               N/A
             2002                  12.991163       13.930464        28,190.284       $12.500000       $13.032376         7,204.530
             2003                  13.930464       15.507338        30,524.733        13.032376        14.483320        43,256.237
GLOBAL BOND TRUST
             2001                 $12.500000      $12.469302         1,406.608              N/A              N/A               N/A
             2002                  12.469302       14.740820         9,108.856       $12.500000       $14.304439         7,537.097
             2003                  14.740820       16.740365        14,043.869        14.304439        16.212589        30,884.276
DIVERSIFIED BOND TRUST
             2001                 $12.500000      $13.053022        34,735.233              N/A              N/A               N/A
             2002                  13.053022       13.823125        69,400.531       $12.500000       $13.185535         2,414.361
             2003                  13.823125       14.230025        60,153.077        13.185535        13.571899        25,447.331
INVESTMENT QUALITY BOND TRUST
             2001                 $12.500000      $13.097442        28,955.601              N/A              N/A               N/A
             2002                  13.097442       14.170286        73,888.190       $12.500000       $13.337047        18,927.745
             2003                  14.170286       14.966330        50,093.423        13.337047       $14.075410         42161.297

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
             2001                 $12.500000      $13.327266       101,547.989              N/A              N/A               N/A
             2002                  13.327266       14.363858       235,756.530       $12.500000       $13.325384        67,700.452
             2003                  14.363858       14.845027       165,771.293        13.325384        13.752895       176,536.458
REAL RETURN BOND TRUST
             2003                        N/A             N/A               N/A       $12.500000        12.962852        61,925.240
U. S. GOVERNMENT SECURITIES
TRUST
             2001                 $12.500000      $13.106028        59,729.023              N/A              N/A               N/A
             2002                  13.106028       13.929083       138,785.029       $12.500000       $13.111730        36,437.057
             2003                  13.929083       13.945604        99,958.325        13.111730        13.109028       116,838.972
MONEY MARKET TRUST
             2001                 $12.500000      $12.703000       216,472.519              N/A              N/A               N/A
             2002                  12.703000       12.648340       427,606.467       $12.500000       $12.447023       156,043.514
             2003                  12.648340       12.519949       150,973.387        12.447023        12.296240       141,092.898
SMALL CAP INDEX TRUST
             2001                 $12.500000      $11.910953         7,544.292              N/A              N/A               N/A
             2002                  11.910953        9.204503        13,651.477       $12.500000       $ 9.493452        10,015.379
             2003                   9.204503       13.206315        21,896.539         9.493452        13.578325        39,338.169
INTERNATIONAL INDEX TRUST
             2001                 $12.500000      $ 9.687956         3,200.953              N/A              N/A               N/A
             2002                   9.687956        7.899030        14,376.180       $12.500000       $10.148152         3,457.073
             2003                   7.899030       10.275685        13,717.581        10.148152        13.195053        12,414.637
MID CAP INDEX TRUST
             2001                 $12.500000      $11.903823         6,892.391              N/A              N/A               N/A
             2002                  11.903823        9.938342        17,742.104       $12.500000       $ 9.999868         4,402.606
             2003                   9.938342       13.161635        24,777.532         9.999868        13.218955       100,295.158
TOTAL STOCK MARKET INDEX TRUST
             2001                 $12.500000      $10.524299         6,935.033              N/A              N/A               N/A
             2002                  10.524299        8.152164        43,355.798       $12.500000       $10.213536        10,425.121
             2003                   8.152164       10.472938        44,471.291        10.213536        13.098782        42,012.532
500 INDEX TRUST
             2001                 $12.500000      $10.450629        34,656.276              N/A              N/A               N/A
             2002                  10.450629        7.967712       106,230.697       $12.500000        10.219044         6,295.747
             2003                                  10.037495       107,257.249                         12.848905       113,153.661
LIFESTYLE AGGRESSIVE 1000
TRUST
             2001                 $12.500000      $10.363738        14,650.295              N/A              N/A               N/A
             2002                  10.363738        8.086960        25,860.753       $12.500000       $10.011744        10,538.851
             2003                   8.086960       10.737289        31,171.379        10.011744        13.292884       211,457.222
LIFESTYLE GROWTH 820 TRUST
             2001                 $12.500000      $10.938240       149,637.275              N/A              N/A               N/A
             2002                  10.938240        9.058659       323,431.458       $12.500000       $10.673290        78,532.430
             2003                   9.058659       11.549376       391,592.602        10.673290        13.596489       638,203.671
LIFESTYLE BALANCED 640 TRUST
             2001                 $12.500000      $11.514709       105,106.519              N/A              N/A               N/A
             2002                  11.514709       10.204305       284,305.740       $12.500000       $11.340607       125,938.449
             2003                  10.204305       12.450134       366,086.789        11.340607        13.836523       645,649.322
LIFESTYLE MODERATE 460 TRUST
             2001                 $12.500000      $12.028658        31,369.319              N/A              N/A               N/A
             2002                  12.028658       11.359546       115,440.890       $12.500000       $11.895826        30,802.938
             2003                  11.359546       13.172115        90,006.659        11.895826        13.793941       281,211.872

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280
TRUST
             2001                 $12.500000      $12.607483        24,904.089              N/A              N/A               N/A
             2002                  12.607483       12.620988        62,973.375       $12.500000       $12.478846        58,508.847
             2003                  12.620988       13.855737        87,155.556        12.478846        13.699260       131,019.201
AMERICAN INTERNATIONAL TRUST
             2003                        N/A             N/A               N/A       $12.500000        16.485991        33,678.238
AMERICAN GROWTH TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.249029       150,994.919
AMERICAN GROWTH-INCOME TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.367766        88,838.726
AMERICAN BLUE CHIP GROWTH AND
INCOME TRUST
             2003                        N/A             N/A               N/A       $12.500000        15.278707        49,075.634
GREAT COMPANIES-AMERICA TRUST
             2003                        N/A             N/A               N/A       $12.500000        13.918025           876.352

Units under this series of contracts were first credited under the subaccounts on August 4, 1997 except in the following instances:

     Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.


     Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.


     Capital Appreciation Trust where units were first credited on November 1, 2000.


     Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.


     Great Companies-America where units were first credited on August 4, 2003.

            TABLE OF ACCUMULATION UNIT VALUES FOR VEN 20/21 CONTRACTS
                         (REFLECTING NO OPTIONAL RIDERS)


                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
             1997                 $12.500000      $13.647195       2,028,405.890            N/A              N/A               N/A
             1998                  13.647195       14.381705       2,500,037.958            N/A              N/A               N/A
             1999                  14.381705       37.943261      12,614,955.240            N/A              N/A               N/A
             2000                  37.943261       24.672266      22,178,178.010            N/A              N/A               N/A
             2001                  24.672266       14.291433      21,768,696.777            N/A              N/A               N/A
             2002                  14.291433        8.347636      17,387,771.742     $12.500000       $ 9.310073       162,821.117
             2003                   8.347636       12.380278      17,234,478.995       9.310073        13.813745       842,111.668
PACIFIC RIM EMERGING MARKETS
TRUST
             1997                 $12.500000      $ 8.180904         535,796.919            N/A              N/A               N/A
             1998                   8.180904        7.695249         912,579.307            N/A              N/A               N/A
             1999                   7.695249       12.359297       2,807,201.961            N/A              N/A               N/A
             2000                  12.359297        9.217819       3,712,709.853            N/A              N/A               N/A
             2001                   9.217819        7.400679       2,940,999.448            N/A              N/A               N/A
             2002                   7.400679        6.382853       2,699,562.861     $12.500000       $ 9.928205        33,216.541
             2003                   6.382853        8.857201       2,677,605.641       9.928205        13.757335       150,625.522
HEALTH SCIENCES TRUST
             2001                 $12.500000      $13.413253       1,547,289.701            N/A              N/A               N/A
             2002                  13.413253        9.623619       1,881,547.845     $12.500000       $10.636160       167,483.147
             2003                   9.623619        12.92689       2,237,109.139     $10.636160       $14.254961       717,698.269
EMERGING GROWTH TRUST
             2003                        N/A             N/A                 N/A     $12.500000        16.185428        13,793.514
AGGRESSIVE GROWTH TRUST
             1997                 $12.500000      $12.327066       2,202,953.337            N/A              N/A               N/A
             1998                  12.327066       12.680777       2,618,134.993            N/A              N/A               N/A
             1999                  12.680777       16.628126       3,817,588.380            N/A              N/A               N/A
             2000                  16.628126       16.889157      10,422,393.082            N/A              N/A               N/A
             2001                  16.889157       12.326027      11,254,683.134            N/A              N/A               N/A
             2002                  12.326027        9.120311       9,780,530.787     $12.500000       $ 9.571530       154,360.527
             2003                   9.120311       12.039961       9,002,683.448       9.571530        12.607074       513,319.694
EMERGING SMALL COMPANY TRUST
             1997                 $12.500000      $14.574077       1,472,501.888            N/A              N/A               N/A
             1998                  14.574077       14.381705       2,112,990.776            N/A              N/A               N/A
             1999                  14.381705       24.610648       2,674,564.901            N/A              N/A               N/A
             2000                  24.610648       23.225958       5,651,577.373            N/A              N/A               N/A
             2001                  23.225958       17.806889       6,129,544.684            N/A              N/A               N/A
             2002                  17.806889       12.431278       5,473,386.002     $12.500000       $ 9.558698       230,725.754
             2003                  12.431278       17.129022       5,238,824.521       9.558698        13.147372       824,615.333

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
             1999                 $12.500000      $15.922213       1,318,189.245            N/A              N/A               N/A
             2000                  15.922213       12.601917       3,465,686.713            N/A              N/A               N/A
             2001                  12.601917       12.138851       4,802,319.287            N/A              N/A               N/A
             2002                  12.138851        8.910911       5,014,141.020     $12.500000       $ 9.088229       199,758.481
             2003                   8.910911       12.276306       5,075,579.514       9.088229        12.513965       732,639.606
DYNAMIC GROWTH TRUST
             2000                  12.500000        7.906976       7,614,394.556            N/A              N/A               N/A
             2001                   7.906976        4.658653       9,700,100.715            N/A              N/A               N/A
             2002                   4.658653        3.290900       8,961,543.226     $12.500000       $10.125646        49,341.045
             2003                   3.290900        4.187368      12,729,890.751      10.125646        12.892451       501,233.775
MID CAP STOCK TRUST
             1999                 $12.500000      $12.483520       1,137,143.283            N/A              N/A               N/A
             2000                  12.483520       11.821790       3,230,808.853            N/A              N/A               N/A
             2001                  11.821790       10.374890       5,516,464.334            N/A              N/A               N/A
             2002                  10.374890        7.922112       5,566,896.905     $12.500000       $10.119925       151,074.892
             2003                   7.922112       11.118720       6,572,284.552      10.119925        14.167455       927,285.588
NATURAL RESOURCES TRUST
             2003                        N/A             N/A                 N/A     $12.500000        17.815615       108,007.285
ALL CAP GROWTH TRUST
             1996                 $12.500000      $13.215952       5,654,937.545            N/A              N/A               N/A
             1997                  13.215952       15.020670       8,350,188.415            N/A              N/A               N/A
             1998                  15.020670       19.002856      10,114,972.455            N/A              N/A               N/A
             1999                  19.002856       27.113084      11,618,339.602            N/A              N/A               N/A
             2000                  27.113084       23.852189      16,971,982.322            N/A              N/A               N/A
             2001                  23.852189       17.927398      16,602,102.483            N/A              N/A               N/A
             2002                  17.927398       13.363096      13,146,694.319     $12.500000       $10.037335       204,576.770
             2003                  13.363096       17.030370      11,255,888.166      10.037335        12.767854       639,116.425
STRATEGIC OPPORTUNITIES TRUST
             1999                  31.289551       39.416089      14,850,708.342            N/A              N/A               N/A
             2000                  39.416089       36.392717      15,034,496.281            N/A              N/A               N/A
             2001                  36.392717       30.409247      14,054,105.451            N/A              N/A               N/A
             2002                  30.409247       18.361297      11,136,302.096     $12.500000       $ 8.213230       141,456.373
             2003                  18.361297       22.785020       9,236,387.452       8.213230        10.173768       365,084.341
FINANCIAL SERVICES TRUST
             2001                 $12.500000      $11.524203         799,899.997            N/A              N/A               N/A
             2002                  11.524203        9.331532       1,255,734.215     $12.500000       $10.250809       140,405.358
             2003                   9.331532       12.291912       1,269,985.783      10.250809        13.484576       458,935.458

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
             1997                 $12.500000      $12.652231       1,516,376.551            N/A              N/A               N/A
             1998                  12.652231       14.337171       1,991,503.205            N/A              N/A               N/A
             1999                  14.337171       18.338932       2,720,914.700            N/A              N/A               N/A
             2000                  18.338932       15.087850       4,886,121.327            N/A              N/A               N/A
             2001                  15.087850       11.672280       5,157,401.898            N/A              N/A               N/A
             2002                  11.672280        9.013656       4,752,634.693     $12.500000       $ 9.693467       141,371.152
             2003                   9.013656       11.579330       4,239,580.464       9.693467        12.450972       253,181.935
OVERSEAS TRUST
             1995                 $10.000000      $10.554228       2,742,098.187            N/A              N/A               N/A
             1996                  10.554228       11.718276       7,008,256.984            N/A              N/A               N/A
             1997                  11.718276       11.545714       8,555,505.858            N/A              N/A               N/A
             1998                  11.545714       12.290162       8,958,699.731            N/A              N/A               N/A
             1999                  12.290162       17.044524      10,610,771.614            N/A              N/A               N/A
             2000                  17.044524       13.661286      14,440,012.688            N/A              N/A               N/A
             2001                  13.661286       10.628366      13,292,645.463            N/A              N/A               N/A
             2002                  10.628366        8.233265      10,929,677.593     $12.500000       $ 9.659911       171,918.339
             2003                   8.233265       11.677803       9,133,260.844       9.659911        13.689517       463,641.381
INTERNATIONAL SMALL CAP TRUST
             1996                 $12.500000      $13.493094       2,774,371.292            N/A              N/A               N/A
             1997                  13.493094       13.410016       3,883,357.009            N/A              N/A               N/A
             1998                  13.410016       14.792077       3,809,919.121            N/A              N/A               N/A
             1999                  14.792077       26.974754       3,694,429.258            N/A              N/A               N/A
             2000                  26.974754       18.844170       6,624,074.235            N/A              N/A               N/A
             2001                  18.844170       12.802022       5,556,098.557            N/A              N/A               N/A
             2002                  12.802022       10.512423       4,431,773.460     $12.500000       $ 9.888129        58,684.055
             2003                  10.512423       16.062039       4,119,428.338       9.888129        15.087440       260,105.066
INTERNATIONAL VALUE TRUST
             1999                 $12.500000      $12.860110       1,141,788.591            N/A              N/A               N/A
             2000                  12.860110       11.862293       2,392,566.583            N/A              N/A               N/A
             2001                  11.862293       10.529997       3,705,188.100            N/A              N/A               N/A
             2002                  10.529997        8.531381       4,976,529.328     $12.500000       $ 9.792779       327,703.358
             2003                   8.531381       12.186877       5,660,590.393       9.792779        13.955892     1,148,752.143
QUANTITATIVE MID CAP TRUST
             2001                 $12.500000      $10.104317         213,946.043            N/A              N/A               N/A
             2002                  10.104317        7.707109         355,067.649     $12.500000       $ 9.881083        25,501.587
             2003                   7.707109       10.528409         390,064.961     $ 9.881083       $13.478226        80,304.649
MID CAP CORE TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.160007       126,496.503
GLOBAL EQUITY TRUST
             1994                 $16.715126      $15.500933       1,123,584.031            N/A              N/A               N/A
             1995                  15.500933       16.459655       4,056,060.653            N/A              N/A               N/A
             1996                  16.459655       18.276450       7,548,856.116            N/A              N/A               N/A
             1997                  18.276450       21.770913       9,496,008.260            N/A              N/A               N/A
             1998                  21.770913       24.098970      10,635,908.423            N/A              N/A               N/A
             1999                  24.098970       24.633827      10,151,138.471            N/A              N/A               N/A
             2000                  24.633827       27.253960       8,561,313.544            N/A              N/A               N/A
             2001                  27.253960       22.548612       7,778,987.154            N/A              N/A               N/A
             2002                  22.548612       17.985999       6,384,423.645     $12.500000       $10.339112       124,633.694
             2003                  17.985999       22.606366       5,323,468.149      10.339112        12.971433       276,345.171

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
             2001                 $12.500000      $10.916683       1,681,745.836            N/A              N/A               N/A
             2002                  10.916683        7.746167       2,281,764.854     $12.500000       $10.385269        93,838.961
             2003                   7.746167        9.690358       2,001,577.696      10.385269        12.966005       348,820.110
CAPITAL APPRECIATION TRUST
             2000                 $12.500000      $10.945558          59,940.998            N/A              N/A               N/A
             2001                  10.945558        8.804929       1,618,906.780            N/A              N/A               N/A
             2002                   8.804929        6.024194       2,177,602.242     $12.500000       $ 9.565574       171,282.898
             2003                   6.024194        7.691148       2,311,363.195       9.565574        12.201755       488,133.969
QUANTITATIVE ALL CAP TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.405463         4,396.640
ALL CAP CORE TRUST
             1996                 $12.500000      $13.727312       1,881,809.668            N/A              N/A               N/A
             1997                  13.727312       16.968111       4,250,303.833            N/A              N/A               N/A
             1998                  16.968111       20.739989       5,951,479.627            N/A              N/A               N/A
             1999                  20.739989       28.060585       9,747,950.797            N/A              N/A               N/A
             2000                  28.060585       20.120816      14,881,832.794            N/A              N/A               N/A
             2001                  20.120816       15.600316      12,268,521.774            N/A              N/A               N/A
             2002                  15.600316       11.501386       9,380,988.431     $12.500000       $10.539761        58,382.819
             2003                  11.501386       14.919288       7,678,602.622      10.539761        13.642000       100,995.782
LARGE CAP GROWTH TRUST
             1994                 $12.538660      $12.381395         243,066.673            N/A              N/A               N/A
             1995                  12.381395       14.990551       1,066,684.551            N/A              N/A               N/A
             1996                  14.990551       16.701647       1,887,777.028            N/A              N/A               N/A
             1997                  16.701647       19.614359       2,030,960.669            N/A              N/A               N/A
             1998                  19.614359       23.040505       2,239,775.430            N/A              N/A               N/A
             1999                  23.040505       28.465074       3,997,920.600            N/A              N/A               N/A
             2000                  28.465074       24.071737       8,200,312.540            N/A              N/A               N/A
             2001                  24.071737       19.506566       9,692,689.461            N/A              N/A               N/A
             2002                  19.506566       14.843099       8,962,891.007     $12.500000       $10.113484       439,092.573
             2003                  14.843099       18.343918       8,049,136.510      10.113484        12.490048     1,121,818.220
QUANTITATIVE EQUITY TRUST
             1997                 $12.500000      $16.107191         849,418.083            N/A              N/A               N/A
             1998                  16.107191       20.068624       1,778,387.496            N/A              N/A               N/A
             1999                  20.068624       24.202942       4,289,060.623            N/A              N/A               N/A
             2000                  24.202942       25.371611       7,216,993.199            N/A              N/A               N/A
             2001                  25.371611       19.274831       9,692,689.461            N/A              N/A               N/A
             2002                  19.274831       13.726237       5,011,378.499     $12.500000       $10.090522        56,112.889
             2003                  13.726237       16.723266       4,081,987.143      10.090522        12.278589        79,575.561
BLUE CHIP GROWTH TRUST
             1994                 $ 8.699511      $ 8.837480         494,678.905            N/A              N/A               N/A
             1995                   8.837480       11.026969       4,066,541.319            N/A              N/A               N/A
             1996                  11.026969       13.688523       8,545,423.758            N/A              N/A               N/A
             1997                  13.688523       17.134232      14,049,906.834            N/A              N/A               N/A
             1998                  17.134232       21.710674      18,901,096.714            N/A              N/A               N/A
             1999                  21.710674       25.568866      26,488,218.316            N/A              N/A               N/A
             2000                  25.568866       24.518135      31,246,763.577            N/A              N/A               N/A
             2001                  24.518135       20.643428      30,503,258.112            N/A              N/A               N/A
             2002                  20.643428       15.417955      25,377,600.451     $12.500000       $10.228826       434,405.682
             2003                  15.417955       19.638699      22,485,941.245      10.228826        13.013611     1,464,888.431

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP VALUE TRUST
             1999                 $12.500000      $12.721279       4,369,955.390            N/A              N/A               N/A
             2000                  12.721279       12.894130       8,985,000.498            N/A              N/A               N/A
             2001                  12.894130       12.390130      12,398,739.034            N/A              N/A               N/A
             2002                  12.390130        9.140645      12,616,769.814     $12.500000       $ 9.921762       416,246.218
             2003                   9.140645       12.354355      11,816,230.494       9.921762        13.372967     1,139,158.631
STRATEGIC VALUE TRUST
             2001                 $12.500000      $10.599650       1,256,388.740            N/A              N/A               N/A
             2002                  10.599650        7.609422       1,428,771.961     $12.500000       $ 9.825317        58,726.408
             2003                   7.609422        9.663184       1,458,462.957     $ 9.825317       $12.467370       217,126.513
LARGE CAP VALUE TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.790145        33,490.420
UTILITIES TRUST
             2001                 $12.500000      $ 9.259344         816,957.146            N/A              N/A               N/A
             2002                   9.259344        6.980670         999,663.673     $12.500000       $10.886485        55,444.396
             2003                   6.980670        9.260547       1,155,186.057      10.886485        14.412596       255,699.554
REAL ESTATE SECURITIES TRUST
             1997                 $12.500000      $14.949140         145,941.281            N/A              N/A               N/A
             1998                  14.949140       12.317190       1,581,116.797            N/A              N/A               N/A
             1999                  12.317190       11.174188       1,400,846.330            N/A              N/A               N/A
             2000                  11.174188       13.852028       1,918,033.397            N/A              N/A               N/A
             2001                  13.852028       14.088482       2,597,786.796            N/A              N/A               N/A
             2002                  14.088482       14.251467       3,499,807.330     $12.500000       $11.844201       239,161.686
             2003                  14.251467       19.555029       3,249,351.793      11.844201        16.226962       745,045.637
SMALL CAP OPPORTUNITIES TRUST
             2003                        N/A             N/A                 N/A     $12.500000        17.320262        51,352.162
SMALL COMPANY VALUE TRUST
             1997                 $12.500000      $11.898363         680,319.240            N/A              N/A               N/A
             1998                  11.898363       11.178700       3,080,027.821            N/A              N/A               N/A
             1999                  11.178700       11.904646       2,675,660.568            N/A              N/A               N/A
             2000                  11.904646       12.436171       2,585,277.097            N/A              N/A               N/A
             2001                  12.436171       13.063929       5,073,940.242            N/A              N/A               N/A
             2002                  13.063929       12.118604       7,442,444.666     $12.500000       $10.230293       532,476.947
             2003                  12.118604       15.973512       7,037,429.341      10.230293        13.474224     1,446,530.379
SPECIAL VALUE TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.655498        20,887.651
MID CAP VALUE TRUST
             2001                 $12.500000      $12.966914       2,477,819.143            N/A              N/A               N/A
             2002                  12.966914       11.494079       5,302,901.537     $12.500000       $10.854323       571,410.639
             2003                  11.494079       14.208533       5,362,029.778     $10.854323       $13.393930     1,648,419.541
VALUE TRUST
             1997                 $12.500000      $15.057118       3,452,139.028            N/A              N/A               N/A
             1998                  15.057118       14.591878       5,507,751.778            N/A              N/A               N/A
             1999                  14.591878       13.987433       4,918,632.010            N/A              N/A               N/A
             2000                  13.987433       17.182340       5,027,319.055            N/A              N/A               N/A
             2001                  17.182340       17.521564       8,096,012.136            N/A              N/A               N/A
             2002                  17.521564       13.337895       7,257,710.605     $12.500000       $ 9.514740       142,517.280
             2003                  13.337895       18.250518       5,784,402.846       9.514740        13.004372       353,383.343
ALL CAP VALUE TRUST
             2001                 $12.500000      $12.494117         570,919.980            N/A              N/A               N/A
             2002                  12.494117        8.890942       1,074,867.385     $12.500000       $ 9.674898        85,305.517
             2003                   8.890942       12.130735       1,778,554.180       9.674898        13.181759       523,939.271

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
             2001                 $12.500000      $11.620125       3,238,959.408            N/A              N/A               N/A
             2002                  11.620125        9.601589       4,944,471.906     $12.500000       $10.570024       419,803.504
             2003                   9.601589       12.293099       5,016,818.622      10.570024        13.505688     1,347,481.982
GROWTH & INCOME TRUST
             1994                 $13.239339      $13.076664         822,789.628            N/A              N/A               N/A
             1995                  13.076664       16.660889       5,853,084.916            N/A              N/A               N/A
             1996                  16.660889       20.178770      13,983,532.906            N/A              N/A               N/A
             1997                  20.178770       26.431239      20,325,602.821            N/A              N/A               N/A
             1998                  26.431239       32.976967      25,877,973.829            N/A              N/A               N/A
             1999                  32.976967       38.655938      33,148,375.517            N/A              N/A               N/A
             2000                  38.655938       35.404552      34,550,777.071            N/A              N/A               N/A
             2001                  35.404552       30.971701      32,116,274.487            N/A              N/A               N/A
             2002                  30.971701       23.109098      25,907,419.159     $12.500000       $10.313304       375,413.475
             2003                  23.109098       28.846586      22,221,142.975      10.313304        12.855881     1,157,356.462
GREAT COMPANIES-AMERICA TRUST
             2003                        N/A             N/A                 N/A     $12.500000        13.929376         1,317.443
EQUITY-INCOME TRUST
             1994                 $11.375744      $11.107620         894,808.825            N/A              N/A               N/A
             1995                  11.107620       13.548849       5,270,581.745            N/A              N/A               N/A
             1996                  13.548849       16.011513      13,628,547.363            N/A              N/A               N/A
             1997                  16.011513       20.479412      15,658,513.840            N/A              N/A               N/A
             1998                  20.479412       22.054902      17,681,388.700            N/A              N/A               N/A
             1999                  22.054902       22.487758      16,855,399.954            N/A              N/A               N/A
             2000                  22.487758       25.057453      14,733,796.330            N/A              N/A               N/A
             2001                  25.057453       25.025958      17,197,486.637            N/A              N/A               N/A
             2002                  25.025958       21.400057      15,938,820.960     $12.500000       $10.428974       755,594.603
             2003                  21.400057       26.499566      14,125,438.431      10.428974        12.896314     2,265,670.265
INCOME & VALUE TRUST
             1994                 $12.522239      $12.396295         561,386.039            N/A              N/A               N/A
             1995                  12.396295       14.752561       2,451,422.900            N/A              N/A               N/A
             1996                  14.752561       15.995076       4,118,226.015            N/A              N/A               N/A
             1997                  15.995076       18.276161       4,307,002.971            N/A              N/A               N/A
             1998                  18.276161       20.742457       4,509,114.181            N/A              N/A               N/A
             1999                  20.742457       22.230152       6,288,701.958            N/A              N/A               N/A
             2000                  22.230152       23.004542       5,530,666.937            N/A              N/A               N/A
             2001                  23.004542       22.905535       6,493,090.168            N/A              N/A               N/A
             2002                  22.905535       18.988592       6,526,841.758     $12.500000       $10.855096       307,039.215
             2003                  18.988592       23.683960       6,144,739.334      10.855096        13.518115     1,122,179.011

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
BALANCED TRUST
             1997                 $12.500000      $14.609853         863,159.246            N/A              N/A               N/A
             1998                  14.609853       16.459454       2,452,011.956            N/A              N/A               N/A
             1999                  16.459454       15.962370       2,997,630.079            N/A              N/A               N/A
             2000                  15.962370       14.272291      14,375,835.209            N/A              N/A               N/A
             2001                  14.272291       12.637994       2,914,903.241            N/A              N/A               N/A
             2002                  12.637994       10.672379       2,634,173.160     $12.500000       $11.285455        62,311.308
             2003                  10.672379       12.029110       2,368,868.902      11.285455        12.706146       217,970.478
GLOBAL ALLOCATION TRUST
             2000                 $12.500000      $11.989936       2,080,534.414            N/A              N/A               N/A
             2001                  11.989360       10.239810       3,545,932.013            N/A              N/A               N/A
             2002                  10.239810        7.754044       3,184,539.997     $12.500000       $10.159257        25,179.019
             2003                   7.754044        9.666928       2,533,933.796      10.159257        12.669816       231,726.127
HIGH YIELD TRUST
             1997                 $12.500000      $13.890491       2,193,195.790            N/A              N/A               N/A
             1998                  13.890491       14.078376       4,037,169.344            N/A              N/A               N/A
             1999                  14.078376       14.993652       4,533,791.943            N/A              N/A               N/A
             2000                  14.993652       13.459828       4,290,252.534            N/A              N/A               N/A
             2001                  13.459828       16.199150       6,162,712.171            N/A              N/A               N/A
             2002                  16.199150       11.519811       5,310,364.485     $12.500000       $11.724791       146,256.048
             2003                  11.519811       14.136722       6,913,896.919      11.724791        14.359708       959,895.376
STRATEGIC BOND TRUST
             1994                 $10.192707      $ 9.965972         209,373.636            N/A              N/A               N/A
             1995                   9.965972       11.716972       1,668,873.026            N/A              N/A               N/A
             1996                  11.716972       13.250563       5,114,962.525            N/A              N/A               N/A
             1997                  13.250563       14.500997       7,843,798.593            N/A              N/A               N/A
             1998                  14.500997       14.486687       9,127,217.769            N/A              N/A               N/A
             1999                  14.486687       14.602672       7,892,806.856            N/A              N/A               N/A
             2000                  14.602672       15.463354       6,971,615.570            N/A              N/A               N/A
             2001                  19.685989       19.512793       1,519,001.246            N/A              N/A               N/A
             2002                  19.512793       17.405164       5,456,735.799     $12.500000       $13.048941        76,952.704
             2003                  17.405164       19.414151       4,828,044.477      13.048941        14.530751       437,824.156
GLOBAL BOND TRUST
             1994                 $14.734788      $14.630721         240,136.044            N/A              N/A               N/A
             1995                  14.630721       17.772344       1,069,850.470            N/A              N/A               N/A
             1996                  17.772344       19.803954       1,808,465.572            N/A              N/A               N/A
             1997                  19.803954       20.104158       2,010,331.970            N/A              N/A               N/A
             1998                  20.104158       21.333144       1,978,709.983            N/A              N/A               N/A
             1999                  21.333144       19.632749       1,901,880.794            N/A              N/A               N/A
             2000                  19.632749       19.685989       1,896,073.051            N/A              N/A               N/A
             2001                  19.685989       19.512793       1,519,001.246            N/A              N/A               N/A
             2002                  19.512793       23.113561       2,458,559.500     $12.500000       $14.322611       154,273.236
             2003                  23.113561       26.301362       2,317,481.344      14.322611        16.265672       594,712.357

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND TRUST
             1994                 $12.478545      $12.298940         162,454.327            N/A              N/A               N/A
             1995                  12.298940       14.320582         844,446.978            N/A              N/A               N/A
             1996                  14.320582       15.113142       1,455,607.775            N/A              N/A               N/A
             1997                  15.113142       16.607511       1,821,070.335            N/A              N/A               N/A
             1998                  16.607511       18.125951       1,881,374.831            N/A              N/A               N/A
             1999                  18.125951       18.002047       2,009,669.894            N/A              N/A               N/A
             2000                  18.002047       19.585192       2,375,579.510            N/A              N/A               N/A
             2001                  19.585192       20.680033       3,473,530.454            N/A              N/A               N/A
             2002                  20.680033       21.943927       3,830,779.618     $12.500000       $13.202313       222,115.632
             2003                  21.943927       22.635102       3,247,639.368      13.202313        13.616385       651,047.218
INVESTMENT QUALITY BOND TRUST
             1994                 $14.307698      $14.216516         144,186.908            N/A              N/A               N/A
             1995                  14.216516       16.751499       1,008,342.231            N/A              N/A               N/A
             1996                  16.751499       16.943257       2,104,747.434            N/A              N/A               N/A
             1997                  16.943257       18.336912       2,761,523.067            N/A              N/A               N/A
             1998                  18.336912       19.660365       4,131,504.781            N/A              N/A               N/A
             1999                  19.660365       19.039807       5,067,424.240            N/A              N/A               N/A
             2000                  19.039807       20.541376       4,946,283.482            N/A              N/A               N/A
             2001                  20.541376       21.739025       5,973,613.294            N/A              N/A               N/A
             2002                  21.739025       23.566806       5,802,487.470     $12.500000       $13.354011       210,621.782
             2003                  23.566806       24.940564       4,487,131.560      13.354011        14.121535       550,259.770
TOTAL RETURN TRUST
             1999                 $12.500000      $12.255674       2,498,750.097            N/A              N/A               N/A
             2000                  12.255674       13.404017       4,942,671.082            N/A              N/A               N/A
             2001                  13.404017       14.311130      11,390,468.243            N/A              N/A               N/A
             2002                  14.311130       15.455104      16,498,774.487     $12.500000       $13.342328       864,790.789
             2003                  15.455104       16.004802      12,880,819.307      13.342328        13.797961     2,591,226.840
REAL RETURN BOND TRUST
             2003                        N/A             N/A                 N/A     $12.500000        12.979916       462,402.096
U. S. GOVERNMENT SECURITIES
TRUST
             1994                 $14.188969      $14.111357         246,035.352            N/A              N/A               N/A
             1995                  14.111357       16.083213       1,880,960.463            N/A              N/A               N/A
             1996                  16.083213       16.393307       2,812,380.915            N/A              N/A               N/A
             1997                  16.393307       17.535478       3,013,839.956            N/A              N/A               N/A
             1998                  17.535478       18.587049       4,070,228.039            N/A              N/A               N/A
             1999                  18.587049       18.286918       4,754,358.313            N/A              N/A               N/A
             2000                  18.286918       19.993612       4,231,674.997            N/A              N/A               N/A
             2001                  19.993612       21.100300       5,593,960.366            N/A              N/A               N/A
             2002                  21.100300       22.470272       7,292,001.310     $12.500000       $13.128409       533,053.070
             2003                  22.470272       22.541971       4,793,751.978      13.128409        13.151983     1,110,844.734
MONEY MARKET TRUST
             1994                 $13.453100      $13.623292         928,603.030            N/A              N/A               N/A
             1995                  13.623292       14.190910       3,423,667.431            N/A              N/A               N/A
             1996                  14.190910       14.699636       6,066,040.477            N/A              N/A               N/A
             1997                  14.699636       15.241915       9,225,830.577            N/A              N/A               N/A
             1998                  15.241915       15.794513      12,230,132.135            N/A              N/A               N/A
             1999                  15.794513       16.291417      23,099,968.590            N/A              N/A               N/A
             2000                  16.291417       17.010114      14,836,531.870            N/A              N/A               N/A
             2001                  17.010114       17.373703      23,776,121.881            N/A              N/A               N/A
             2002                  17.373703       17.333587      20,762,215.752     $12.500000       $12.462854       985,880.048
             2003                  17.333587       17.191998      12,418,667.957      12.462854        12.336529     1,909,531.696

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
             2000                 $12.500000      $11.596178         274,496.810            N/A              N/A               N/A
             2001                  11.596178       11.605417       1,136,622.608            N/A              N/A               N/A
             2002                  11.605417        8.986380       1,417,325.944     $12.500000       $ 9.505573       102,199.601
             2003                   8.986380       12.919107       1,835,132.554       9.505573        13.622822       354,982.553
INTERNATIONAL INDEX TRUST
             2000                 $12.500000      $11.167069         442,475.732            N/A              N/A               N/A
             2001                  11.167069        8.543617         857,573.079            N/A              N/A               N/A
             2002                   8.543617        6.979968         943,136.216     $12.500000       $10.161088        62,497.674
             2003                   6.979968        9.098266         966,047.079      10.161088        13.238300       173,831.627
MID CAP INDEX TRUST
             2000                 $12.500000      $13.271787         461,014.972            N/A              N/A               N/A
             2001                  13.271787       12.858949       1,445,166.499            N/A              N/A               N/A
             2002                  12.858949       10.757291       2,160,082.584     $12.500000       $10.012615       140,096.411
             2003                  10.757291       14.274668       2,037,285.846      10.012615        13.262268       445,989.505
TOTAL STOCK MARKET INDEX TRUST
             2000                 $12.500000      $11.142088         391,241.769            N/A              N/A               N/A
             2001                  11.142088        9.732630       1,143,586.208            N/A              N/A               N/A
             2002                   9.732630        7.554057       1,224,414.615     $12.500000       $10.226558        66,767.822
             2003                   7.554057        9.723963       1,313,250.252      10.226558        13.141717       260,852.796
500 INDEX TRUST
             2000                 $12.500000      $11.200577       3,372,403.978            N/A              N/A               N/A
             2001                  11.200577        9.677729       8,341,963.194            N/A              N/A               N/A
             2002                   9.677729        7.393241       9,560,366.458     $12.500000       $10.232056       312,366.606
             2003                   7.393241        9.332415       9,910,540.310      10.232056        12.890992     1,096,693.217
LIFESTYLE AGGRESSIVE 1000
TRUST
             1997                 $12.500000      $13.669625       2,084,689.539            N/A              N/A               N/A
             1998                  13.669625       14.134419       2,737,230.515            N/A              N/A               N/A
             1999                  14.134419       15.974195       2,104,602.203            N/A              N/A               N/A
             2000                  15.974195       14.948006       3,143,870.020            N/A              N/A               N/A
             2001                  14.948006       12.723595       4,197,285.387            N/A              N/A               N/A
             2002                  12.723595        9.948297       4,202,222.475     $12.500000       $10.024515       284,448.746
             2003                   9.948297       13.235054       4,847,923.776      10.024515        13.336456     2,291,566.861
LIFESTYLE GROWTH 820 TRUST
             1997                 $12.500000      $14.033299       7,677,009.988            N/A              N/A               N/A
             1998                  14.033299       14.696667      12,137,734.971            N/A              N/A               N/A
             1999                  14.696667       16.893101       9,951,689.194            N/A              N/A               N/A
             2000                  16.893101       16.162371      12,457,035.145            N/A              N/A               N/A
             2001                  16.162371       14.495682      16,116,622.220            N/A              N/A               N/A
             2002                  14.495682       12.028869      16,206,028.089     $12.500000       $10.686894     1,216,088.178
             2003                  12.028869       15.366925      17,718,204.689      10.686894        13.641026     9,665,979.826
LIFESTYLE BALANCED 640 TRUST
             1997                 $12.500000      $14.066417       6,908,222.191            N/A              N/A               N/A
             1998                  14.066417       14.664362      12,361,823.719            N/A              N/A               N/A
             1999                  14.664362       16.257312       9,763,078.930            N/A              N/A               N/A
             2000                  16.257312       16.437657      11,005,032.499            N/A              N/A               N/A
             2001                  16.437657       15.433664      13,569,606.960            N/A              N/A               N/A
             2002                  15.433664       13.704682      14,912,277.115     $12.500000       $11.355046     1,673,542.886
             2003                  13.704682       16.754333      15,923,162.655      11.355046        13.881850     8,795,621.243

                                                SERIES I SHARES                                   SERIES II SHARES
                                ----------------------------------------------------------------------------------------------------
                                UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
           SUB ACCOUNT          START OF YEAR       OF YEAR       AT END OF YEAR   START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
             1997                 $12.500000      $14.016704       1,779,544.002            N/A              N/A               N/A
             1998                  14.016704       15.171965       3,981,515.513            N/A              N/A               N/A
             1999                  15.171965       16.142259       4,068,067.931            N/A              N/A               N/A
             2000                  16.142259       16.596254       3,960,427.153            N/A              N/A               N/A
             2001                  16.397834       16.185243       4,575,119.495            N/A              N/A               N/A
             2002                  16.185243       15.315540       5,392,242.471     $12.500000       $11.910967       613,785.055
             2003                  15.315540       17.794866       5,704,062.762      11.910967        13.839140     2,725,735.345
LIFESTYLE CONSERVATIVE 280
TRUST
             1997                 $12.500000      $13.825120         729,280.967            N/A              N/A               N/A
             1998                  13.825120       15.025549       2,204,223.287            N/A              N/A               N/A
             1999                  15.025549       15.439823       2,587,137.503            N/A              N/A               N/A
             2000                  15.439823       16.397834       2,143,038.416            N/A              N/A               N/A
             2001                  16.397834       16.689833       2,574,008.064            N/A              N/A               N/A
             2002                  16.689833       16.741166       3,330,615.253     $12.500000       $12.494725       231,425.235
             2003                  16.741166       18.415805       2,973,038.955      12.494725        13.744148     1,186,682.106
AMERICAN INTERNATIONAL TRUST
             2003                        N/A             N/A                 N/A     $12.500000        16.507632       396,104.310
AMERICAN GROWTH TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.269062     1,914,837.539
AMERICAN GROWTH-INCOME TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.387946     1,316,879.672
AMERICAN BLUE CHIP GROWTH AND
INCOME TRUST
             2003                        N/A             N/A                 N/A     $12.500000        15.298774       733,449.852

Units under this series of contracts were first credited under the subaccounts on August 9, 1994 except in the following instances:

     Overseas Trust, where units were first credited on January 9, 1995.

     Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996.

     All Cap Core Trust (formerly Growth Trust) where units were first credited on July 15, 1996.

     Pacific Rim Emerging Markets, Science and Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997

     Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997

     Small Company Value Trust where units were first credited on October 1,
     1997

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.


     Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.


     Capital Appreciation Trust where units were first credited on November 1, 2000.


     Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.


     Great Companies-America where units were first credited on August 4, 2003.

             TABLE OF ACCUMULATION UNIT VALUES FOR VEN 7/8 CONTRACTS

                         (REFLECTING NO OPTIONAL RIDERS)


                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY
TRUST
          1997              $12.500000      $13.647195          1,374,631.511               N/A            N/A              N/A
          1998               13.647195       14.381705          1,669,194.069               N/A            N/A              N/A
          1999               14.381705       37.943261          4,200,642.246               N/A            N/A              N/A
          2000               37.943261       24.672266          4,287,662.420               N/A            N/A              N/A
          2001               24.672266       14.291433          3,062,411.683               N/A            N/A              N/A
          2002               14.291433        8.347636          2,306,315.502               N/A            N/A              N/A
          2003                8.347636       12.380278          2,139,365.986               N/A            N/A              N/A
PACIFIC RIM EMERGING
MARKETS TRUST
          1997              $12.500000      $ 8.180904            220,739.625               N/A            N/A              N/A
          1998                8.180904        7.695249            291,085.447               N/A            N/A              N/A
          1999                7.695249       12.359297            837,074.335               N/A            N/A              N/A
          2000               12.359297        9.217819            500,438.727               N/A            N/A              N/A
          2001                9.217819        7.400679            382,345.966               N/A            N/A              N/A
          2002                7.400679        6.382853            343,351.325               N/A            N/A              N/A
          2003                6.382853        8.857201            328,296.840               N/A            N/A              N/A
HEALTH SCIENCES TRUST
          2001              $12.500000      $13.413253            112,769.868               N/A            N/A              N/A
          2002              $13.413253        9.623619            132,889.132               N/A            N/A              N/A
          2003                9.623619       12.926890            205,342.552               N/A            N/A              N/A
EMERGING GROWTH TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $16.185428       16,082.418
AGGRESSIVE GROWTH TRUST
          1997              $12.500000      $12.327066          1,071,663.681               N/A            N/A              N/A
          1998               12.327066       12.680777          1,089,412.818               N/A            N/A              N/A
          1999               12.680777       16.628126            787,935.920               N/A            N/A              N/A
          2000               16.628126       16.889157          1,506,389.551               N/A            N/A              N/A
          2001               16.889157       12.326027          1,072,107.979               N/A            N/A              N/A
          2002               12.326027        9.120311            843,049.536               N/A            N/A              N/A
          2003                9.120311       12.039961            745,063.582               N/A            N/A              N/A
EMERGING SMALL COMPANY
TRUST
          1997              $12.500000      $14.574077            930,500.406               N/A            N/A              N/A
          1998               14.574077       14.381705            828,056.200               N/A            N/A              N/A
          1999               14.381705       24.610648            688,247.391               N/A            N/A              N/A
          2000               24.610648       23.225958          1,027,485.402               N/A            N/A              N/A
          2001               23.225958       17.806889            758,798.976               N/A            N/A              N/A
          2002               17.806889       12.431278            656,392.534               N/A            N/A              N/A
          2003               12.431278       17.129022            631,864.508               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND
TRUST
          1999              $12.500000      $15.922213            198,214.764               N/A            N/A              N/A
          2000               15.922213       12.601917            376,982.618               N/A            N/A              N/A
          2001               12.601917       12.138851            435,968.956               N/A            N/A              N/A
          2002               12.138851        8.910911            508,454.611               N/A            N/A              N/A
          2003                8.910911       12.276306            527,083.941               N/A            N/A              N/A
DYNAMIC GROWTH TRUST
          2000              $12.500000      $ 7.906976            667,786.050               N/A            N/A              N/A
          2001                7.906976        4.658653            612,926.467               N/A            N/A              N/A
          2002                4.658653        3.290900            480,993.935               N/A            N/A              N/A
          2003                3.290900        4.187368            651,221.001               N/A            N/A              N/A
MID CAP STOCK TRUST
          1999              $12.500000      $12.483520            148,756.720               N/A            N/A              N/A
          2000               12.483520       11.821790            287,257.545               N/A            N/A              N/A
          2001               11.821790       10.374890            415,187.058               N/A            N/A              N/A
          2002               10.374890        7.922112            412,240.737               N/A            N/A              N/A
          2003                7.922112       11.118720            596,366.146               N/A            N/A              N/A
NATURAL RESOURCES TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $17.815615       55,085.591
ALL CAP GROWTH TRUST
          1996              $12.500000      $13.215952          5,544,757.378               N/A            N/A              N/A
          1997               13.215952       15.020670          5,708,805.350               N/A            N/A              N/A
          1998               15.020670       19.002856          5,312,431.510               N/A            N/A              N/A
          1999               19.002856       27.113084          4,764,174.755               N/A            N/A              N/A
          2000               27.113084       23.852189          4,274,266.814               N/A            N/A              N/A
          2001               23.852189       17.927398          3,192,887.164               N/A            N/A              N/A
          2002               17.927398       13.363096          2,463,678.680               N/A            N/A              N/A
          2003               13.363096       17.030370          2,008,868.865               N/A            N/A              N/A
STRATEGIC OPPORTUNITIES
TRUST
          1994              $15.075040      $14.786831         29,005,055.571               N/A            N/A              N/A
          1995               14.786831       20.821819         33,543,509.962               N/A            N/A              N/A
          1996               20.821819       24.664354         32,163,641.996               N/A            N/A              N/A
          1997               24.664354       29.002593         27,305,360.759               N/A            N/A              N/A
          1998               29.002593       31.289551         22,815,539.922               N/A            N/A              N/A
          1999               31.289551       39.416089         16,521,414.941               N/A            N/A              N/A
          2000               39.416089       36.392717         11,548,939.980               N/A            N/A              N/A
          2001               36.392717       30.409247          9,079,548.962               N/A            N/A              N/A
          2002               30.409247       18.361297          7,220,307.426               N/A            N/A              N/A
          2003               18.361297       22.785020          6,005,858.665               N/A            N/A              N/A
FINANCIAL SERVICES TRUST
          2001              $12.500000      $11.524203             49,913.600               N/A            N/A              N/A
          2002               11.524203        9.331532             54,118.803               N/A            N/A              N/A
          2003                9.331532       12.291912             74,944.785               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK
TRUST
          1997              $12.500000      $12.652231            786,216.845               N/A            N/A              N/A
          1998               12.652231       14.337171            904,708.955               N/A            N/A              N/A
          1999               14.337171       18.338932            894,041.471               N/A            N/A              N/A
          2000               18.338932       15.087850            934,112.665               N/A            N/A              N/A
          2001               15.087850       11.672280            692,219.152               N/A            N/A              N/A
          2002               11.672280        9.013656            623,352.325               N/A            N/A              N/A
          2003                9.013656       11.579330            511,386.578               N/A            N/A              N/A
OVERSEAS TRUST
          1995              $10.000000      $10.554228          4,441,334.374               N/A            N/A              N/A
          1996               10.554228       11.718276          6,534,462.019               N/A            N/A              N/A
          1997               11.718276       11.545714          5,565,661.336               N/A            N/A              N/A
          1998               11.545714       12.290162          4,604,438.737               N/A            N/A              N/A
          1999               12.290162       17.044524          4,663,015.840               N/A            N/A              N/A
          2000               17.044524       13.661286          4,141,495.044               N/A            N/A              N/A
          2001               13.661286       10.628366          2,732,469.330               N/A            N/A              N/A
          2002               10.628366        8.233265          2,313,445.149               N/A            N/A              N/A
          2003                8.233265       11.677803          1,879,390.795               N/A            N/A              N/A
INTERNATIONAL SMALL CAP
TRUST
          1996              $12.500000      $13.493094          3,379,844.981               N/A            N/A              N/A
          1997               13.493094       13.410016          2,799,726.080               N/A            N/A              N/A
          1998               13.410016       14.792077          2,292,630.575               N/A            N/A              N/A
          1999               14.792077       26.974754          1,646,929.809               N/A            N/A              N/A
          2000               26.974754       18.844170          1,699,495.346               N/A            N/A              N/A
          2001               18.844170       12.802022          1,223,013.597               N/A            N/A              N/A
          2002               12.802022       10.512423            971,225.291               N/A            N/A              N/A
          2003               10.512423       16.062039            901,956.052               N/A            N/A              N/A
INTERNATIONAL VALUE
TRUST
          1999              $12.500000      $12.860110            254,248.149               N/A            N/A              N/A
          2000               12.860110       11.862293            313,577.432               N/A            N/A              N/A
          2001               11.862293       10.529997            322,313.001               N/A            N/A              N/A
          2002               10.529997        8.531381            641,814.751               N/A            N/A              N/A
          2003                8.531381       12.186877            777,825.175               N/A            N/A              N/A
QUANTITATIVE MID CAP
TRUST
          2001              $12.500000      $10.104317             23,770.940               N/A            N/A              N/A
          2002               10.104317        7.707109             74,302.729               N/A            N/A              N/A
          2003                7.707109       10.528409             68,864.076               N/A            N/A              N/A
MID CAP CORE TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.160007       74,543.320
GLOBAL EQUITY TRUST
          1992              $12.044260      $11.790318          7,560,807.000               N/A            N/A              N/A
          1993               11.790318       15.450341         18,521,395.763               N/A            N/A              N/A
          1994               15.450341       15.500933         29,259,031.929               N/A            N/A              N/A
          1995               15.500933       16.459655         28,216,055.350               N/A            N/A              N/A
          1996               16.459655       18.276450         25,495,869.330               N/A            N/A              N/A
          1997               18.276450       21.770913         23,171,379.010               N/A            N/A              N/A
          1998               21.770913       24.098970         20,395,045.372               N/A            N/A              N/A
          1999               24.098970       24.633827         14,642,124.275               N/A            N/A              N/A
          2000               24.633827       27.253960          9,475,758.710               N/A            N/A              N/A
          2001               27.253960       22.548612          7,508,543.870               N/A            N/A              N/A
          2002               22.548612       17.985999          6,233,457.443               N/A            N/A              N/A
          2003               17.985999       22.606366          5,051,785.624               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
          2001              $12.500000      $10.916683            547,349.687               N/A            N/A              N/A
          2002              $10.916683        7.746167            647,857.832               N/A            N/A              N/A
          2003                7.746167        9.690358            608,277.417               N/A            N/A              N/A
CAPITAL APPRECIATION
TRUST
          2000              $12.500000      $10.945558              2,054.978               N/A            N/A              N/A
          2001               10.945558        8.804929            129,830.805               N/A            N/A              N/A
          2002                8.804929        6.024194            201,160.480               N/A            N/A              N/A
          2003                6.024194        7.691148            241,453.360               N/A            N/A              N/A
QUANTITATIVE ALL CAP
TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.405463    $1,772.947000
ALL CAP CORE TRUST
          1996              $12.500000      $13.727312          1,802,761.809               N/A            N/A              N/A
          1997               13.727312       16.968111          2,599,081.049               N/A            N/A              N/A
          1998               16.968111       20.739989          2,993,343.536               N/A            N/A              N/A
          1999               20.739989       28.060585          3,741,116.765               N/A            N/A              N/A
          2000               28.060585       20.120816          3,358,777.017               N/A            N/A              N/A
          2001               20.120816       15.600316          2,120,101.157               N/A            N/A              N/A
          2002               15.600316       11.501386          1,630,124.856               N/A            N/A              N/A
          2003               11.501386       14.919288          1,274,267.700               N/A            N/A              N/A
LARGE CAP GROWTH TRUST
          1994              $12.642493      $12.381395         10,310,942.362               N/A            N/A              N/A
          1995               12.381395       14.990551          9,427,745.593               N/A            N/A              N/A
          1996               14.990551       16.701647          8,190,373.331               N/A            N/A              N/A
          1997               16.701647       19.614359          7,006,625.925               N/A            N/A              N/A
          1998               19.614359       23.040505          5,994,294.439               N/A            N/A              N/A
          1999               23.040505       28.465074          5,070,801.163               N/A            N/A              N/A
          2000               28.465074       24.071737          4,207,599.596               N/A            N/A              N/A
          2001               24.071737       19.506566          3,405,829.027               N/A            N/A              N/A
          2002               19.506566       14.843099          2,877,204.161               N/A            N/A              N/A
          2003               14.843099       18.343918          2,384,922.824               N/A            N/A              N/A
QUANTITATIVE EQUITY
TRUST
          1997              $12.500000      $16.107191            477,525.665               N/A            N/A              N/A
          1998               16.107191       20.068624            783,532.593               N/A            N/A              N/A
          1999               20.068624       24.202942          1,421,626.599               N/A            N/A              N/A
          2000               24.202942       25.371611          1,565,154.885               N/A            N/A              N/A
          2001               25.371611       19.274831            958,370.431               N/A            N/A              N/A
          2002               19.274831       13.726237            635,546.572               N/A            N/A              N/A
          2003               13.726237       16.723266            494,522.038               N/A            N/A              N/A
BLUE CHIP GROWTH TRUST
          1994              $ 9.413546      $ 8.837480         13,683,264.147               N/A            N/A              N/A
          1995                8.837480       11.026969         17,270,906.677               N/A            N/A              N/A
          1996               11.026969       13.688523         17,476,906.806               N/A            N/A              N/A
          1997               13.688523       17.134232         18,577,507.469               N/A            N/A              N/A
          1998               17.134232       21.710674         18,789,259.145               N/A            N/A              N/A
          1999               21.710674       25.568866         15,778,751.222               N/A            N/A              N/A
          2000               25.568866       24.518135         11,468,237.123               N/A            N/A              N/A
          2001               24.518135       20.643428          8,742,544.061               N/A            N/A              N/A
          2002               20.643428       15.417955          7,043,533.454               N/A            N/A              N/A
          2003               15.417955       19.638699          5,985,083.539               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP TRUST
          1999              $12.500000      $12.721279            812,997.012               N/A            N/A              N/A
          2000               12.721279       12.894130            908,191.094               N/A            N/A              N/A
          2001               12.894130       12.390130            986,019.006               N/A            N/A              N/A
          2002               12.390130        9.140645            907,289.088               N/A            N/A              N/A
          2003                9.140645       12.354355            869,460.595               N/A            N/A              N/A
STRATEGIC VALUE TRUST
          2001              $12.500000      $10.599650            145,718.577               N/A            N/A              N/A
          2002              $10.599650        7.609422            186,855.171               N/A            N/A              N/A
          2003                7.609422        9.663184            174,850.200               N/A            N/A              N/A
LARGE CAP VALUE TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.790145       15,447.638
UTILITIES TRUST
          2001              $12.500000      $ 9.259344             36,533.126               N/A            N/A              N/A
          2002              $ 9.259344        6.980670             56,514.549               N/A            N/A              N/A
          2003                6.980670        9.260547             82,207.038               N/A            N/A              N/A
REAL ESTATE SECURITIES
TRUST
          1997              $12.500000      $14.949140            733,582.707               N/A            N/A              N/A
          1998               14.949140       12.317190            788,367.558               N/A            N/A              N/A
          1999               12.317190       11.174188            499,923.089               N/A            N/A              N/A
          2000               11.174188       13.852028            437,758.315               N/A            N/A              N/A
          2001               13.852028       14.088482            443,319.085               N/A            N/A              N/A
          2002               14.088482       14.251467            708,196.888               N/A            N/A              N/A
          2003               14.251467       19.555029            662,713.684               N/A            N/A              N/A
SMALL CAP OPPORTUNITIES
TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $17.320262       21,116.407
SMALL COMPANY VALUE
TRUST
          1997              $12.500000      $11.898363            497,333.999               N/A            N/A              N/A
          1998               11.898363       11.178700          1,155,152.567               N/A            N/A              N/A
          1999               11.178700       11.904646            661,046.407               N/A            N/A              N/A
          2000               11.904646       12.436171            451,428.595               N/A            N/A              N/A
          2001               12.436171       13.063929            651,594.010               N/A            N/A              N/A
          2002               13.063929       12.118604          1,080,028.562               N/A            N/A              N/A
          2003               12.118604       15.973512          1,035,166.276               N/A            N/A              N/A
SPECIAL VALUE TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $51.386913           48.176
MID CAP VALUE TRUST
          2001              $12.500000      $12.966914            240,184.330               N/A            N/A              N/A
          2002               12.966914       11.494079            817,849.002               N/A            N/A              N/A
          2003               11.494079       14.208533            808,001.540               N/A            N/A              N/A
VALUE TRUST
          1997              $12.500000      $15.057118          1,359,064.800               N/A            N/A              N/A
          1998               15.057118       14.591878          1,590,310.239               N/A            N/A              N/A
          1999               14.591878       13.987433          1,049,322.480               N/A            N/A              N/A
          2000               13.987433       17.182340            753,956.153               N/A            N/A              N/A
          2001               17.182340       17.521564          1,115,499.386               N/A            N/A              N/A
          2002               17.521564       13.337895            924,294.325               N/A            N/A              N/A
          2003               13.337895       18.250518            685,771.137               N/A            N/A              N/A
ALL CAP VALUE TRUST
          2001              $12.500000      $12.494117             61,103.807               N/A            N/A              N/A
          2002              $12.494117        8.890942            104,817.068               N/A            N/A              N/A
          2003                8.890942       12.130735            217,875.737               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
          2001              $12.500000      $11.620125            260,832.762               N/A            N/A              N/A
          2002               11.620125        9.601589            416,445.241               N/A            N/A              N/A
          2003                9.601589       12.293099            511,341.171               N/A            N/A              N/A
GROWTH & INCOME TRUST
          1994              $12.893007      $13.076664         24,970,777.604               N/A            N/A              N/A
          1995               13.076664       16.660889         27,542,802.953               N/A            N/A              N/A
          1996               16.660889       20.178770         28,733,216.721               N/A            N/A              N/A
          1997               20.178770       26.431239         28,838,842.989               N/A            N/A              N/A
          1998               26.431239       32.976967         27,426,054.191               N/A            N/A              N/A
          1999               32.976967       38.655938         23,383,309.910               N/A            N/A              N/A
          2000               38.655938       35.404552         16,700,731.413               N/A            N/A              N/A
          2001               35.404552       30.971701         12,958,144.298               N/A            N/A              N/A
          2002               30.971701       23.109098         10,572,731.187               N/A            N/A              N/A
          2003               23.109098       28.846586          8,866,162.429               N/A            N/A              N/A
GREAT COMPANIES-AMERICA
TRUST
          2003                     N/A             N/A                    N/A        $12.500000      13.929376            0.000
EQUITY-INCOME TRUST
          1994              $11.175534      $11.107620         14,438,544.155               N/A            N/A              N/A
          1995               11.107620       13.548849         17,996,819.072               N/A            N/A              N/A
          1996               13.548849       16.011513         18,860,298.752               N/A            N/A              N/A
          1997               16.011513       20.479412         19,050,098.555               N/A            N/A              N/A
          1998               20.479412       22.054902         16,782,836.804               N/A            N/A              N/A
          1999               22.054902       22.487758         12,270,106.624               N/A            N/A              N/A
          2000               22.487758       25.057453          7,510,123.226               N/A            N/A              N/A
          2001               25.057453       25.025958          6,035,756.531               N/A            N/A              N/A
          2002               25.025958       21.400057          5,802,212.552               N/A            N/A              N/A
          2003               21.400057       26.499566          5,058,291.160               N/A            N/A              N/A
INCOME & VALUE TRUST
          1994              $12.775798      $12.396295         33,269,977.919               N/A            N/A              N/A
          1995               12.396295       14.752561         29,944,099.191               N/A            N/A              N/A
          1996               14.752561       15.995076         24,710,357.972               N/A            N/A              N/A
          1997               15.995076       18.276161         20,180,074.807               N/A            N/A              N/A
          1998               18.276161       20.742457         17,110,187.910               N/A            N/A              N/A
          1999               20.742457       22.230152         13,822,032.235               N/A            N/A              N/A
          2000               22.230152       23.004542          9,704,729.457               N/A            N/A              N/A
          2001               23.004542       22.905535          8,048,261.723               N/A            N/A              N/A
          2002               22.905535       18.988592          6,781,403.144               N/A            N/A              N/A
          2003               18.988592       23.683960          6,012,536.056               N/A            N/A              N/A
BALANCED TRUST
          1997              $12.500000      $14.609853            280,987.436               N/A            N/A              N/A
          1998               14.609853       16.459454            656,472.262               N/A            N/A              N/A
          1999               16.459454       15.962370            648,195.427               N/A            N/A              N/A
          2000               15.962370       14.272291            389,476.649               N/A            N/A              N/A
          2001               14.272291       12.637994            274,185.881               N/A            N/A              N/A
          2002               12.637994       10.672379            262,928.907               N/A            N/A              N/A
          2003               10.672379       12.029110            191,879.613               N/A            N/A              N/A
GLOBAL ALLOCATION TRUST
          2000              $12.500000      $11.989936              55,950.74               N/A            N/A              N/A
          2001               11.989936       10.239810              72,009.02               N/A            N/A              N/A
          2002               10.239810        7.754044             84,162.343               N/A            N/A              N/A
          2003                7.754044        9.666928             75,273.814               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
          1997              $12.500000      $13.890491          1,007,572.962               N/A            N/A              N/A
          1998               13.890491       14.078376          1,645,568.353               N/A            N/A              N/A
          1999               14.078376       14.993652          1,396,640.407               N/A            N/A              N/A
          2000               14.993652       13.459828            803,919.503               N/A            N/A              N/A
          2001               13.459828       12.544550            773,765.362               N/A            N/A              N/A
          2002               12.544550       11.519811            788,407.001               N/A            N/A              N/A
          2003               11.519811       14.136722            931,712.050               N/A            N/A              N/A
STRATEGIC BOND TRUST
          1994              $10.750617      $ 9.965972          6,623,471.390               N/A            N/A              N/A
          1995                9.965972       11.716972          6,836,534.892               N/A            N/A              N/A
          1996               11.716972       13.250563          8,373,296.050               N/A            N/A              N/A
          1997               13.250563       14.500997          9,000,945.612               N/A            N/A              N/A
          1998               14.500997       14.486687          7,846,300.054               N/A            N/A              N/A
          1999               14.486687       14.602672          5,293,491.753               N/A            N/A              N/A
          2000               14.602672       15.463354          3,148,304.478               N/A            N/A              N/A
          2001               15.463354       16.199150          2,326,591.010               N/A            N/A              N/A
          2002               16.199150       17.405164          2,051,726.054               N/A            N/A              N/A
          2003               17.405164       19.414151          1,712,441.541               N/A            N/A              N/A
GLOBAL BOND TRUST
          1994              $15.741586      $14.630721         11,515,003.982               N/A            N/A              N/A
          1995               14.630721       17.772344          9,964,384.921               N/A            N/A              N/A
          1996               17.772344       19.803954          8,695,136.435               N/A            N/A              N/A
          1997               19.803954       20.104158          6,949,734.762               N/A            N/A              N/A
          1998               20.104158       21.333144          5,605,408.654               N/A            N/A              N/A
          1999               21.333144       19.632749          3,930,738.268               N/A            N/A              N/A
          2000               19.632749       19.685989          2,367,668.576               N/A            N/A              N/A
          2001               19.685989       19.512793          1,797,052.470               N/A            N/A              N/A
          2002               19.512793       23.113561          1,691,185.415               N/A            N/A              N/A
          2003               23.113561       26.301362          1,423,804.443               N/A            N/A              N/A
DIVERSIFIED BOND TRUST
          1994              $12.705196      $12.298940         11,850,463.271               N/A            N/A              N/A
          1995               12.298940       14.320582         10,685,912.388               N/A            N/A              N/A
          1996               14.320582       15.113142          8,599,096.369               N/A            N/A              N/A
          1997               15.113142       16.607511          7,250,353.141               N/A            N/A              N/A
          1998               16.607511       18.125951          5,973,979.296               N/A            N/A              N/A
          1999               18.125951       18.002047          4,323,305.171               N/A            N/A              N/A
          2000               18.002047       19.585192          2,848,295.429               N/A            N/A              N/A
          2001               19.585192       20.680033          2,530,816.264               N/A            N/A              N/A
          2002               20.680033       21.943927          2,349,436.995               N/A            N/A              N/A
          2003               21.943927       22.635102          1,881,095.244               N/A            N/A              N/A
INVESTMENT QUALITY BOND
TRUST
          1994              $15.118716      $14.216516          6,047,195.353               N/A            N/A              N/A
          1995               14.216516       16.751499          5,816,622.627               N/A            N/A              N/A
          1996               16.751499       16.943257          5,124,390.590               N/A            N/A              N/A
          1997               16.943257       18.336912          4,591,947.729               N/A            N/A              N/A
          1998               18.336912       19.660365          4,675,152.572               N/A            N/A              N/A
          1999               19.660365       19.039807          3,393,014.481               N/A            N/A              N/A
          2000               19.039807       20.541376          2,151,544.745               N/A            N/A              N/A
          2001               20.541376       21.739025          1,950,923.170               N/A            N/A              N/A
          2002               21.739025       23.566806          1,930,283.991               N/A            N/A              N/A
          2003               23.566806       24.940564          1,459,391.723               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
          1999              $12.500000      $12.255674            965,671.923               N/A            N/A              N/A
          2000               12.255674       13.404017          1,109,680.820               N/A            N/A              N/A
          2001               13.404017       14.311130          4,677,904.736               N/A            N/A              N/A
          2002               14.311130       15.455104          2,525,926.552               N/A            N/A              N/A
          2003               15.455104       16.004802          1,926,539.495               N/A            N/A              N/A
REAL RETURN BOND TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $12.979916      169,052.284
U. S. GOVERNMENT
SECURITIES TRUST
          1994              $14.490734      $14.111357         10,489,615.535               N/A            N/A              N/A
          1995               14.111357       16.083213          8,896,612.862               N/A            N/A              N/A
          1996               16.083213       16.393307          7,064,213.559               N/A            N/A              N/A
          1997               16.393307       17.535478          6,077,184.623               N/A            N/A              N/A
          1998               17.535478       18.587049          6,548,984.942               N/A            N/A              N/A
          1999               18.587049       18.286918          5,085,359.169               N/A            N/A              N/A
          2000               18.286918       19.993612          3,229,696.601               N/A            N/A              N/A
          2001               19.993612       21.100300          3,067,509.117               N/A            N/A              N/A
          2002               21.100300       22.470272          3,045,705.728               N/A            N/A              N/A
          2003               22.470272       22.541971          2,122,109.094               N/A            N/A              N/A
MONEY MARKET TRUST
          1994              $13.303085      $13.623292         13,820,834.666               N/A            N/A              N/A
          1995               13.623292       14.190910         10,252,342.979               N/A            N/A              N/A
          1996               14.190910       14.699636         10,995,365.590               N/A            N/A              N/A
          1997               14.699636       15.241915          8,893,087.278               N/A            N/A              N/A
          1998               15.241915       15.794513         10,687,093.233               N/A            N/A              N/A
          1999               15.794513       16.291417         14,230,835.531               N/A            N/A              N/A
          2000               16.291417       17.010114          6,686,369.139               N/A            N/A              N/A
          2001               17.010114       17.373703          5,932,529.366               N/A            N/A              N/A
          2002               17.373703       17.333587          4,774,114.918               N/A            N/A              N/A
          2003               17.333587       17.191998          2,869,078.409               N/A            N/A              N/A
SMALL CAP INDEX TRUST
          2000              $12.500000      $11.596178             20,327.559               N/A            N/A              N/A
          2001               11.596178       11.605417            102,798.967               N/A            N/A              N/A
          2002               11.605417        8.986380            146,269.251               N/A            N/A              N/A
          2003                8.986380       12.919107            223,842.574               N/A            N/A              N/A
INTERNATIONAL INDEX
TRUST
          2000              $12.500000      $11.167069             11,021.322               N/A            N/A              N/A
          2001               11.167069        8.543617             49,930.661               N/A            N/A              N/A
          2002                8.543617        6.979968             58,980.997               N/A            N/A              N/A
          2003                6.979968        9.098266             82,914.318               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX TRUST
          2000              $12.500000      $13.271787             53,664.039               N/A            N/A              N/A
          2001               13.271787       12.858949            158,504.072               N/A            N/A              N/A
          2002               12.858949       10.757291            282,296.956               N/A            N/A              N/A
          2003               10.757291       14.274668            300,135.658               N/A            N/A              N/A
TOTAL STOCK MARKET INDEX
TRUST
          2000              $12.500000      $11.142088             40,604.014               N/A            N/A              N/A
          2001               11.142088        9.732630             82,310.842               N/A            N/A              N/A
          2002                9.732630        7.554057             87,232.699               N/A            N/A              N/A
          2003                7.554057        9.723963            118,592.732               N/A            N/A              N/A
500 INDEX TRUST
          2000              $12.500000      $11.200577            436,748.357               N/A            N/A              N/A
          2001               11.200577        9.677729            571,971.528               N/A            N/A              N/A
          2002                9.677729        7.393241            863,969.951               N/A            N/A              N/A
          2003                7.393241        9.332415            871,490.612               N/A            N/A              N/A
LIFESTYLE AGGRESSIVE
1000 TRUST
          1997              $12.500000      $13.669625            738,239.942               N/A            N/A              N/A
          1998               13.669625       14.134419            735,960.070               N/A            N/A              N/A
          1999               14.134419       15.974195            379,259.086               N/A            N/A              N/A
          2000               15.974195       14.948006            277,955.098               N/A            N/A              N/A
          2001               14.948006       12.723595            254,910.978               N/A            N/A              N/A
          2002               12.723595        9.948297            288,857.247               N/A            N/A              N/A
          2003                9.948297       13.235054            317,545.776               N/A            N/A              N/A
LIFESTYLE GROWTH 820
TRUST
          1997              $12.500000      $14.033299          2,785,123.718               N/A            N/A              N/A
          1998               14.033299       14.696667          2,714,057.547               N/A            N/A              N/A
          1999               14.696667       16.893101          1,558,257.175               N/A            N/A              N/A
          2000               16.893101       16.162371            799,605.986               N/A            N/A              N/A
          2001               16.162371       14.495682            722,507.929               N/A            N/A              N/A
          2002               14.495682       12.028869          1,103,634.847               N/A            N/A              N/A
          2003               12.028869       15.366925          1,268,317.445               N/A            N/A              N/A
LIFESTYLE BALANCED 640
TRUST
          1997              $12.500000      $14.066417          1,957,162.317               N/A            N/A              N/A
          1998               14.066417       14.664362          2,142,168.769               N/A            N/A              N/A
          1999               14.664362       16.257312          1,259,501.070               N/A            N/A              N/A
          2000               16.257312       16.437657            844,418.570               N/A            N/A              N/A
          2001               16.437657       15.433664            783,511.765               N/A            N/A              N/A
          2002               15.433664       13.704682            898,595.667               N/A            N/A              N/A
          2003               13.704682       16.754333          1,085,083.693               N/A            N/A              N/A
LIFESTYLE MODERATE 460
TRUST
          1997              $12.500000      $14.016704            679,087.722               N/A            N/A              N/A
          1998               14.016704       15.171965            951,771.442               N/A            N/A              N/A
          1999               15.171965       16.142259            783,511.305               N/A            N/A              N/A
          2000               16.142259       16.596254            423,404.732               N/A            N/A              N/A
          2001               16.596254       16.185243            357,246.811               N/A            N/A              N/A
          2002               16.185243       15.315540            474,426.569               N/A            N/A              N/A
          2003               15.315540       17.794866            526,898.867               N/A            N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                          ----------------------------------------------------------------------------------------------------------
                          UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT END  UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS AT
        SUB ACCOUNT       START OF YEAR       OF YEAR               OF YEAR         START OF YEAR   END OF YEAR       END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE
280 TRUST
          1997              $12.500000      $13.825120            250,571.401               N/A            N/A              N/A
          1998               13.825120       15.025549            569,652.996               N/A            N/A              N/A
          1999               15.025549       15.439823            496,176.383               N/A            N/A              N/A
          2000               15.439823       16.397834            289,379.719               N/A            N/A              N/A
          2001               16.397834       16.689833            263,250.908               N/A            N/A              N/A
          2002               16.689833       16.741166            297,513.057               N/A            N/A              N/A
          2003               16.741166       18.415805            257,081.229               N/A            N/A              N/A
AMERICAN INTERNATIONAL
TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $16.507632      139,282.006
AMERICAN GROWTH TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.269062      658,720.201
AMERICAN GROWTH-INCOME
TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.387946      384,391.424
AMERICAN BLUE CHIP
GROWTH AND INCOME TRUST
          2003                     N/A             N/A                    N/A        $12.500000     $15.298774      161,102.729


Units under this series of contracts were first credited under the subaccounts on August 7, 1989, except in the following instances:

     Growth & Income Trust where units were first credited on April 23, 1991.

     Blue Chip Growth Trust where units were first credited on December 11, 1992.

     Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993.

     Overseas Trust where units were first credited on January 9, 1995.

     Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996.

     Growth Trust where units were first credited on July 15, 1996.

     Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997.

     Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

     Small Company Value Trust where units were first credited on October 1, 1997.

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.


     Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.


     Capital Appreciation Trust where units were first credited on November 1, 2000.


     Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.


     Great Companies-America where units were first credited on August 4, 2003.

              TABLE OF ACCUMULATION UNIT VALUES FOR VEN 3 CONTRACTS

                         (REFLECTING NO OPTIONAL RIDERS)


                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
           1997                $12.500000      $13.647195          40,748.263              N/A              N/A              N/A
           1998                 13.647195       14.381705          62,323.985              N/A              N/A              N/A
           1999                 14.381705       37.943261         157,003.091              N/A              N/A              N/A
           2000                 37.943261       24.672266         223,521.126              N/A              N/A              N/A
           2001                 24.672266       14.291433         176,760.167              N/A              N/A              N/A
           2002                 14.291433        8.347636         113,410.027              N/A              N/A              N/A
           2003                  8.347636       12.380278         100,920.181              N/A              N/A              N/A
PACIFIC RIM EMERGING
MARKETS TRUST
           1997                $12.500000      $ 8.180904          10,161.117              N/A              N/A              N/A
           1998                  8.180904        7.695249           9,792.536              N/A              N/A              N/A
           1999                  7.695249       12.359297          76,285.402              N/A              N/A              N/A
           2000                 12.359297        9.217819          55,506.542              N/A              N/A              N/A
           2001                  9.217819        7.400679          40,792.862              N/A              N/A              N/A
           2002                  7.400679        6.382853          22,460.005              N/A              N/A              N/A
           2003                  6.382853        8.857201          25,751.066              N/A              N/A              N/A
HEALTH SCIENCES TRUST
           2001                $12.500000      $13.413253           4,660.160              N/A              N/A              N/A
           2002                $13.413253        9.623619           6,381.142              N/A              N/A              N/A
           2003                  9.623619       12.926890          12,216.864              N/A              N/A              N/A
EMERGING GROWTH TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $16.185428          370.889
AGGRESSIVE GROWTH TRUST
           1997                $12.500000      $12.327066          49,468.887              N/A              N/A              N/A
           1998                 12.327066       12.680777          17,454.293              N/A              N/A              N/A
           1999                 12.680777       16.628126          27,500.926              N/A              N/A              N/A
           2000                 16.628126       16.889157          76,525.137              N/A              N/A              N/A
           2001                 16.889157       12.326027          48,674.443              N/A              N/A              N/A
           2002                 12.326027        9.120311          47,672.118              N/A              N/A              N/A
           2003                  9.120311       12.039961          54,025.062              N/A              N/A              N/A
EMERGING SMALL COMPANY
TRUST
           1997                $12.500000      $14.574077          16,351.863              N/A              N/A              N/A
           1998                 14.574077       14.381705          28,130.114              N/A              N/A              N/A
           1999                 14.381705       24.610648          25,011.368              N/A              N/A              N/A
           2000                 24.610648       23.225958          50,267.171              N/A              N/A              N/A
           2001                 23.225958       17.806889          39,038.966              N/A              N/A              N/A
           2002                 17.806889       12.431278          26,483.729              N/A              N/A              N/A
           2003                 12.431278       17.129022          37,522.117              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
           1999                $12.500000      $15.922213           1,485.500              N/A              N/A              N/A
           2000                 15.922213       12.601917          36,267.641              N/A              N/A              N/A
           2001                 12.601917       12.138851          17,304.954              N/A              N/A              N/A
           2002                 12.138851        8.910911          39,794.039              N/A              N/A              N/A
           2003                  8.910911       12.276306          40,259.234              N/A              N/A              N/A
DYNAMIC GROWTH TRUST
           2000                $12.500000      $ 7.906976          26,242.465              N/A              N/A              N/A
           2001                  7.906976        4.658653          25,217.357              N/A              N/A              N/A
           2002                  4.658653        3.290900          32,882.048              N/A              N/A              N/A
           2003                  3.290900        4.187368          80,967.363              N/A              N/A              N/A
MID CAP STOCK TRUST
           1999                $12.500000      $12.483520           3,150.853              N/A              N/A              N/A
           2000                 12.483520       11.821790          14,787.245              N/A              N/A              N/A
           2001                 11.821790       10.374890          29,569.154              N/A              N/A              N/A
           2002                 10.374890        7.922112          39,384.118              N/A              N/A              N/A
           2003                  7.922112       11.118720          36,626.131              N/A              N/A              N/A
NATURAL RESOURCES TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $17.815615       10,886.245
ALL CAP GROWTH TRUST
           1996                $12.500000      $13.215952         293,765.467              N/A              N/A              N/A
           1997                 13.215952       15.020670         272,918.809              N/A              N/A              N/A
           1998                 15.020670       19.002856         239,011.757              N/A              N/A              N/A
           1999                 19.002856       27.113084         228,968.885              N/A              N/A              N/A
           2000                 27.113084       23.852189         254,967.194              N/A              N/A              N/A
           2001                 23.852189       17.927398         208,852.204              N/A              N/A              N/A
           2002                 17.927398       13.363096         135,052.232              N/A              N/A              N/A
           2003                 13.363096       17.030370         115,713.362              N/A              N/A              N/A
STRATEGIC OPPORTUNITIES
TRUST
           1994                $15.075040      $14.786831       2,684,785.345              N/A              N/A              N/A
           1995                 14.786831       20.821819       2,572,695.681              N/A              N/A              N/A
           1996                 20.821819       24.664354       2,196,812.816              N/A              N/A              N/A
           1997                 24.664354       29.002593       1,634,482.536              N/A              N/A              N/A
           1998                 29.002593       31.289551       1,382,873.088              N/A              N/A              N/A
           1999                 31.289551       39.416089         980,820.808              N/A              N/A              N/A
           2000                 39.416089       36.392717         789,563.612              N/A              N/A              N/A
           2001                 36.392717       30.409247         636,465.479              N/A              N/A              N/A
           2002                 30.409247       18.361297         496,510.762              N/A              N/A              N/A
           2003                 18.361297       22.785020         435,002.261              N/A              N/A              N/A
FINANCIAL SERVICES TRUST
           2001                $12.500000      $11.524203           2,485.594              N/A              N/A              N/A
           2002                 11.524203        9.331532           1,030.338              N/A              N/A              N/A
           2003                  9.331532       12.291912           2,537.635              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK TRUST
           1997                $12.500000      $12.652231          69,740.167              N/A              N/A              N/A
           1998                 12.652231       14.337171          63,239.603              N/A              N/A              N/A
           1999                 14.337171       18.338932          47,273.999              N/A              N/A              N/A
           2000                 18.338932       15.087850          52,245.092              N/A              N/A              N/A
           2001                 15.087850       11.672280          43,112.555              N/A              N/A              N/A
           2002                 11.672280        9.013656          35,011.427              N/A              N/A              N/A
           2003                  9.013656       11.579330          34,424.913              N/A              N/A              N/A
OVERSEAS TRUST
           1995                $10.000000      $10.554228         227,050.855              N/A              N/A              N/A
           1996                 10.554228       11.718276         281,119.474              N/A              N/A              N/A
           1997                 11.718276       11.545714         269,571.860              N/A              N/A              N/A
           1998                 11.545714       12.290162         193,171.660              N/A              N/A              N/A
           1999                 12.290162       17.044524         160,535.612              N/A              N/A              N/A
           2000                 17.044524       13.661286         189,016.173              N/A              N/A              N/A
           2001                 13.661286       10.628366         150,351.227              N/A              N/A              N/A
           2002                 10.628366        8.233265         109,607.470              N/A              N/A              N/A
           2003                  8.233265       11.677803          83,220.314              N/A              N/A              N/A
INTERNATIONAL SMALL CAP
TRUST
           1996                $12.500000      $13.493094         227,222.471              N/A              N/A              N/A
           1997                 13.493094       13.410016         169,875.665              N/A              N/A              N/A
           1998                 13.410016       14.792077         114,166.793              N/A              N/A              N/A
           1999                 14.792077       26.974754         111,479.478              N/A              N/A              N/A
           2000                 26.974754       18.844170         107,385.684              N/A              N/A              N/A
           2001                 18.844170       12.802022          79,470.888              N/A              N/A              N/A
           2002                 12.802022       10.512423          52,554.677              N/A              N/A              N/A
           2003                 10.512423       16.062039          44,025.459              N/A              N/A              N/A
INTERNATIONAL VALUE TRUST
           1999                $12.500000      $12.860110          17,619.635              N/A              N/A              N/A
           2000                 12.860110       11.862293          28,566.798              N/A              N/A              N/A
           2001                 11.862293       10.529997          26,240.154              N/A              N/A              N/A
           2002                 10.529997        8.531381          42,060.652              N/A              N/A              N/A
           2003                  8.531381       12.186877          53,822.372              N/A              N/A              N/A
QUANTITATIVE MID CAP TRUST
           2001                $12.500000      $10.104317             265.447              N/A              N/A              N/A
           2002                 10.104317        7.707109             115.167              N/A              N/A              N/A
           2003                  7.707109       10.528409             412.388              N/A              N/A              N/A
MID CAP CORE TRUST
           2003                       N/A             N/A                 N/A       $12.500000        15.160007            0.000
GLOBAL EQUITY TRUST
           1992                $12.044260      $11.790318       2,262,222.969              N/A              N/A              N/A
           1993                 11.790318       15.450341       3,100,733.209              N/A              N/A              N/A
           1994                 15.450341       15.500933       3,543,341.154              N/A              N/A              N/A
           1995                 15.500933       16.459655       2,642,703.724              N/A              N/A              N/A
           1996                 16.459655       18.276450       2,070,671.367              N/A              N/A              N/A
           1997                 18.276450       21.770913       1,665,275.671              N/A              N/A              N/A
           1998                 21.770913       24.098970       1,219,961.932              N/A              N/A              N/A
           1999                 24.098970       24.633827         919,791.435              N/A              N/A              N/A
           2000                 24.633827       27.253960         604,737.052              N/A              N/A              N/A
           2001                 27.253960       22.548612         488,110.206              N/A              N/A              N/A
           2002                 22.548612       17.985999         386,599.632              N/A              N/A              N/A
           2003                 17.985999       22.606366         339,860.705              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH TRUST
           2001                $12.500000      $10.916683             262.789              N/A              N/A              N/A
           2002                $10.916683        7.746167           6,669.523              N/A              N/A              N/A
           2003                  7.746167        9.690358          16,951.760              N/A              N/A              N/A
CAPITAL APPRECIATION TRUST
           2000                $12.500000      $10.945558               0.000              N/A              N/A              N/A
           2001                 10.945558        8.804929       2,871,308.000              N/A              N/A              N/A
           2002                  8.804929        6.024194           6,314.164              N/A              N/A              N/A
           2003                  6.024194        7.691148          10,820.210              N/A              N/A              N/A
QUANTITATIVE ALL CAP TRUST
           2003                       N/A             N/A                 N/A       $12.500000        15.405463            0.000
ALL CAP CORE TRUST
           1996                $12.500000      $13.727312          79,415.926              N/A              N/A              N/A
           1997                 13.727312       16.968111         109,553.070              N/A              N/A              N/A
           1998                 16.968111       20.739989         157,427.422              N/A              N/A              N/A
           1999                 20.739989       28.060585         189,826.874              N/A              N/A              N/A
           2000                 28.060585       20.120816         173,914.269              N/A              N/A              N/A
           2001                 20.120816       15.600316         128,700.664              N/A              N/A              N/A
           2002                 15.600316       11.501386          80,426.889              N/A              N/A              N/A
           2003                 11.501386       14.919288          53,510.121              N/A              N/A              N/A
LARGE CAP GROWTH TRUST
           1994                $12.642493      $12.381395       3,562,197.567              N/A              N/A              N/A
           1995                 12.381395       14.990551       2,708,444.950              N/A              N/A              N/A
           1996                 14.990551       16.701647       2,195,447.490              N/A              N/A              N/A
           1997                 16.701647       19.614359       1,834,275.557              N/A              N/A              N/A
           1998                 19.614359       23.040505       1,547,923.928              N/A              N/A              N/A
           1999                 23.040505       28.465074       1,308,404.195              N/A              N/A              N/A
           2000                 28.465074       24.071737       1,126,956.084              N/A              N/A              N/A
           2001                 24.071737       19.506566         923,580.454              N/A              N/A              N/A
           2002                 19.506566       14.843099         804,703.759              N/A              N/A              N/A
           2003                 14.843099       18.343918         717,918.230              N/A              N/A              N/A
QUANTITATIVE EQUITY TRUST
           1997                $12.500000      $16.107191          14,117.858              N/A              N/A              N/A
           1998                 16.107191       20.068624          31,764.609              N/A              N/A              N/A
           1999                 20.068624       24.202942          71,460.240              N/A              N/A              N/A
           2000                 24.202942       25.371611         102,563.554              N/A              N/A              N/A
           2001                 25.371611       19.274831          88,537.849              N/A              N/A              N/A
           2002                 19.274831       13.726237          23,983.758              N/A              N/A              N/A
           2003                 13.726237       16.723266          20,528.099              N/A              N/A              N/A
BLUE CHIP GROWTH TRUST
           1994                $ 9.413546      $ 8.837480         576,875.573              N/A              N/A              N/A
           1995                  8.837480       11.026969         683,051.399              N/A              N/A              N/A
           1996                 11.026969       13.688523         731,368.138              N/A              N/A              N/A
           1997                 13.688523       17.134232         706,018.373              N/A              N/A              N/A
           1998                 17.134232       21.710674         635,916.186              N/A              N/A              N/A
           1999                 21.710674       25.568866         603,923.460              N/A              N/A              N/A
           2000                 25.568866       24.518135         588,502.268              N/A              N/A              N/A
           2001                 24.518135       20.643428         463,277.780              N/A              N/A              N/A
           2002                 20.643428       15.417955         296,939.762              N/A              N/A              N/A
           2003                 15.417955       19.638699         242,066.448              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
U. S. LARGE CAP TRUST
           1999                $12.500000      $12.721279          28,046.729              N/A              N/A              N/A
           2000                 12.721279       12.894130          55,957.164              N/A              N/A              N/A
           2001                 12.894130       12.390130         109,471.045              N/A              N/A              N/A
           2002                 12.390130        9.140645          79,207.760              N/A              N/A              N/A
           2003                  9.140645       12.354355          81,125.758              N/A              N/A              N/A
STRATEGIC VALUE TRUST
           2001                $12.500000      $10.599650             588.871              N/A              N/A              N/A
           2002                $10.599650        7.609422           7,185.257              N/A              N/A              N/A
           2003                  7.609422        9.663184          15,764.123              N/A              N/A              N/A
LARGE CAP VALUE TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $15.790145          884.733
UTILITIES TRUST
           2001                $12.500000      $ 9.259344             546.966              N/A              N/A              N/A
           2002                $ 9.259344        6.980670               0.000              N/A              N/A              N/A
           2003                  6.980670        9.260547           4,546.219              N/A              N/A              N/A
REAL ESTATE SECURITIES
TRUST
           1997                $12.500000      $14.949140          38,437.470              N/A              N/A              N/A
           1998                 14.949140       12.317190          21,303.966              N/A              N/A              N/A
           1999                 12.317190       11.174188          22,615.951              N/A              N/A              N/A
           2000                 11.174188       13.852028          32,666.750              N/A              N/A              N/A
           2001                 13.852028       14.088482          46,554.531              N/A              N/A              N/A
           2002                 14.088482       14.251467          43,162.333              N/A              N/A              N/A
           2003                 14.251467       19.555029          36,426.452              N/A              N/A              N/A
SMALL CAP OPPORTUNITIES
TRUST
           2003                       N/A             N/A                 N/A       $12.500000        17.320262            0.000
SMALL COMPANY VALUE TRUST
           1997                $12.500000      $11.898363           9,967.306              N/A              N/A              N/A
           1998                 11.898363       11.178700          33,137.664              N/A              N/A              N/A
           1999                 11.178700       11.904646          28,327.797              N/A              N/A              N/A
           2000                 11.904646       12.436171          38,350.273              N/A              N/A              N/A
           2001                 12.436171       13.063929          46,554.531              N/A              N/A              N/A
           2002                 13.063929       12.118604          89,990.539              N/A              N/A              N/A
           2003                 12.118604       15.973512          80,614.972              N/A              N/A              N/A
SPECIAL VALUE TRUST
           2003                       N/A             N/A                 N/A       $12.500000        15.655498            0.000
MID CAP VALUE TRUST
           2001                $12.500000      $12.966914          33,278.960              N/A              N/A              N/A
           2002                 12.966914       11.494079          99,198.485              N/A              N/A              N/A
           2003                 11.494079       14.208533          43,433.111              N/A              N/A              N/A
VALUE TRUST
           1997                $12.500000      $15.057118          51,361.154              N/A              N/A              N/A
           1998                 15.057118       14.591878          76,685.743              N/A              N/A              N/A
           1999                 14.591878       13.987433          35,958.384              N/A              N/A              N/A
           2000                 13.987433       17.182340          34,559.107              N/A              N/A              N/A
           2001                 17.182340       17.521564          53,891.995              N/A              N/A              N/A
           2002                 17.521564       13.337895          56,496.831              N/A              N/A              N/A
           2003                 13.337895       18.250518          42,510.927              N/A              N/A              N/A
ALL CAP VALUE TRUST
           2001                $12.500000      $12.494117           5,599.169              N/A              N/A              N/A
           2002                $12.494117        8.890942           6,900.924              N/A              N/A              N/A
           2003                  8.890942       12.130735          17,088.177              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
           2001                $12.500000      $11.620125             808.544              N/A              N/A              N/A
           2002                 11.620125        9.601589          21,354.591              N/A              N/A              N/A
           2003                  9.601589       12.293099          29,227.154              N/A              N/A              N/A
GROWTH & INCOME TRUST
           1994                $12.893007      $13.076664       2,043,186.985              N/A              N/A              N/A
           1995                 13.076664       16.660889       2,105,056.205              N/A              N/A              N/A
           1996                 16.660889       20.178770       1,828,514.772              N/A              N/A              N/A
           1997                 20.178770       26.431239       1,673,047.924              N/A              N/A              N/A
           1998                 26.431239       32.976967       1,444,081.319              N/A              N/A              N/A
           1999                 32.976967       38.655938       1,263,136.961              N/A              N/A              N/A
           2000                 38.655938       35.404552       1,041,186.903              N/A              N/A              N/A
           2001                 35.404552       30.971701         839,060.938              N/A              N/A              N/A
           2002                 30.971701       23.109098         593,184.753              N/A              N/A              N/A
           2003                 23.109098       28.846586         494,333.724              N/A              N/A              N/A
GREAT COMPANIES-AMERICA
TRUST
           2003                       N/A             N/A                 N/A       $12.500000        13.929376                0
EQUITY-INCOME TRUST
           1994                $11.175534      $11.107620         562,603.632              N/A              N/A              N/A
           1995                 11.107620       13.548849         818,646.261              N/A              N/A              N/A
           1996                 13.548849       16.011513         751,884.340              N/A              N/A              N/A
           1997                 16.011513       20.479412         736,770.570              N/A              N/A              N/A
           1998                 20.479412       22.054902         583,452.241              N/A              N/A              N/A
           1999                 22.054902       22.487758         452,980.852              N/A              N/A              N/A
           2000                 22.487758       25.057453         315,202.346              N/A              N/A              N/A
           2001                 25.057453       25.025958         302,874.027              N/A              N/A              N/A
           2002                 25.025958       21.400057         236,396.602              N/A              N/A              N/A
           2003                 21.400057       26.499566         217,391.011              N/A              N/A              N/A
INCOME & VALUE TRUST
           1994                $12.775798      $12.396295      12,484,174.615              N/A              N/A              N/A
           1995                 12.396295       14.752561       9,042,096.910              N/A              N/A              N/A
           1996                 14.752561       15.995076       7,206,776.711              N/A              N/A              N/A
           1997                 15.995076       18.276161       5,667,799.061              N/A              N/A              N/A
           1998                 18.276161       20.742457       4,737,002.275              N/A              N/A              N/A
           1999                 20.742457       22.230152       3,981,000.961              N/A              N/A              N/A
           2000                 22.230152       23.004542       3,226,274.707              N/A              N/A              N/A
           2001                 23.004542       22.905535       2,776,671.021              N/A              N/A              N/A
           2002                 22.905535       18.988592       2,335,404.766              N/A              N/A              N/A
           2003                 18.988592       23.683960       2,056,984.187              N/A              N/A              N/A
BALANCED TRUST
           1997                $12.500000      $14.609853           6,353.152              N/A              N/A              N/A
           1998                 14.609853       16.459454          20,822.562              N/A              N/A              N/A
           1999                 16.459454       15.962370          24,969.449              N/A              N/A              N/A
           2000                 15.962370       14.272291          19,774.975              N/A              N/A              N/A
           2001                 14.272291       12.637994          30,799.974              N/A              N/A              N/A
           2002                 12.637994       10.672379          27,861.788              N/A              N/A              N/A
           2003                 10.672379       12.029110          34,808.177              N/A              N/A              N/A
GLOBAL ALLOCATION TRUST
           2000                $12.500000      $11.989936           4,235.009              N/A              N/A              N/A
           2001                 11.989936       10.239810           5,818.850              N/A              N/A              N/A
           2002                 10.239810        7.754044           2,733.734              N/A              N/A              N/A
           2003                  7.754044        9.666928           5,158.265              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD TRUST
           1997                $12.500000      $13.890491          37,067.803              N/A              N/A              N/A
           1998                 13.890491       14.078376         114,881.361              N/A              N/A              N/A
           1999                 14.078376       14.993652         117,307.157              N/A              N/A              N/A
           2000                 14.993652       13.459828          26,668.118              N/A              N/A              N/A
           2001                 13.459828       12.544550          33,144.853              N/A              N/A              N/A
           2002                 12.544550       11.519811          27,626.674              N/A              N/A              N/A
           2003                 11.519811       14.136722          38,234.769              N/A              N/A              N/A
STRATEGIC BOND TRUST
           1994                $10.750617      $ 9.965972         181,540.594              N/A              N/A              N/A
           1995                  9.965972       11.716972         211,267.468              N/A              N/A              N/A
           1996                 11.716972       13.250563         258,026.189              N/A              N/A              N/A
           1997                 13.250563       14.500997         306,407.827              N/A              N/A              N/A
           1998                 14.500997       14.486687         430,512.235              N/A              N/A              N/A
           1999                 14.486687       14.602672         258,604.179              N/A              N/A              N/A
           2000                 14.602672       15.463354         139,566.297              N/A              N/A              N/A
           2001                 15.463354       16.199150          90,832.074              N/A              N/A              N/A
           2002                 16.199150       17.405164          75,279.939              N/A              N/A              N/A
           2003                 17.405164       19.414151          46,767.394              N/A              N/A              N/A
GLOBAL BOND TRUST
           1994                $15.741586      $14.630721       1,018,783.920              N/A              N/A              N/A
           1995                 14.630721       17.772344         793,225.829              N/A              N/A              N/A
           1996                 17.772344       19.803954         648,725.739              N/A              N/A              N/A
           1997                 19.803954       20.104158         460,365.576              N/A              N/A              N/A
           1998                 20.104158       21.333144         315,284.329              N/A              N/A              N/A
           1999                 21.333144       19.632749         243,349.089              N/A              N/A              N/A
           2000                 19.632749       19.685989         182,642.162              N/A              N/A              N/A
           2001                 19.685989       19.512793         142,190.375              N/A              N/A              N/A
           2002                 19.512793       23.113561         142,879.989              N/A              N/A              N/A
           2003                 23.113561       26.301362         128,081.208              N/A              N/A              N/A
DIVERSIFIED BOND TRUST
           1994                $12.705196      $12.298940       4,556,265.387              N/A              N/A              N/A
           1995                 12.298940       14.320582       3,177,786.472              N/A              N/A              N/A
           1996                 14.320582       15.113142       2,507,618.496              N/A              N/A              N/A
           1997                 15.113142       16.607511       1,928,258.300              N/A              N/A              N/A
           1998                 16.607511       18.125951       1,548,492.876              N/A              N/A              N/A
           1999                 18.125951       18.002047       1,192,638.371              N/A              N/A              N/A
           2000                 18.002047       19.585192         927,983.874              N/A              N/A              N/A
           2001                 19.585192       20.680033         792,312.500              N/A              N/A              N/A
           2002                 20.680033       21.943927         729,775.238              N/A              N/A              N/A
           2003                 21.943927       22.635102         659,273.682              N/A              N/A              N/A
INVESTMENT QUALITY BOND
TRUST
           1994                $15.118716      $14.216516         841,610.498              N/A              N/A              N/A
           1995                 14.216516       16.751499         734,994.414              N/A              N/A              N/A
           1996                 16.751499       16.943257         597,720.778              N/A              N/A              N/A
           1997                 16.943257       18.336912         514,787.776              N/A              N/A              N/A
           1998                 18.336912       19.660365         440,009.634              N/A              N/A              N/A
           1999                 19.660365       19.039807         345,875.870              N/A              N/A              N/A
           2000                 19.039807       20.541376         249,281.207              N/A              N/A              N/A
           2001                 20.541376       21.739025         233,671.821              N/A              N/A              N/A
           2002                 21.739025       23.566806         238,666.969              N/A              N/A              N/A
           2003                 23.566806       24.940564         192,791.332              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
           1999                $12.500000      $12.255674           3,533.985              N/A              N/A              N/A
           2000                 12.255674       13.404017           8,750.067              N/A              N/A              N/A
           2001                 13.404017       14.311130          33,694.384              N/A              N/A              N/A
           2002                 14.311130       15.455104         135,169.609              N/A              N/A              N/A
           2003                 15.455104       16.004802         104,469.795              N/A              N/A              N/A
REAL RETURN BOND TRUST
           2003                       N/A             N/A                 N/A       $12.500000        12.979916        4,988.699
U. S. GOVERNMENT SECURITIES
TRUST
           1994                $14.490734      $14.111357         909,659.824              N/A              N/A              N/A
           1995                 14.111357       16.083213         954,067.593              N/A              N/A              N/A
           1996                 16.083213       16.393307         710,502.942              N/A              N/A              N/A
           1997                 16.393307       17.535478         763,521.806              N/A              N/A              N/A
           1998                 17.535478       18.587049         428,699.306              N/A              N/A              N/A
           1999                 18.587049       18.286918         330,164.260              N/A              N/A              N/A
           2000                 18.286918       19.993612         237,375.600              N/A              N/A              N/A
           2001                 19.993612       21.100300         216,970.493              N/A              N/A              N/A
           2002                 21.100300       22.470272         209,936.451              N/A              N/A              N/A
           2003                 22.470272       22.541971         156,965.571              N/A              N/A              N/A
MONEY MARKET TRUST
           1994                $13.303085      $13.623292       3,357,660.681              N/A              N/A              N/A
           1995                 13.623292       14.190910       2,370,449.919              N/A              N/A              N/A
           1996                 14.190910       14.699636       1,577,496.585              N/A              N/A              N/A
           1997                 14.699636       15.241915         778,379.937              N/A              N/A              N/A
           1998                 15.241915       15.794513         878,869.580              N/A              N/A              N/A
           1999                 15.794513       16.291417         921,421.619              N/A              N/A              N/A
           2000                 16.291417       17.010114         541,669.184              N/A              N/A              N/A
           2001                 17.010114       17.373703         501,742.301              N/A              N/A              N/A
           2002                 17.373703       17.333587         404,157.467              N/A              N/A              N/A
           2003                 17.333587       17.191998         273,446.758              N/A              N/A              N/A
SMALL CAP INDEX TRUST
           2000                $12.500000      $11.596178           1,027.071              N/A              N/A              N/A
           2001                 11.596178       11.605417           2,762.179              N/A              N/A              N/A
           2002                 11.605417        8.986380           3,313.810              N/A              N/A              N/A
           2003                  8.986380       12.919107           9,534.705              N/A              N/A              N/A
INTERNATIONAL INDEX TRUST
           2000                $12.500000      $11.167069             154.943              N/A              N/A              N/A
           2001                 11.167069        8.543617             154.358              N/A              N/A              N/A
           2002                  8.543617        6.979968             892.563              N/A              N/A              N/A
           2003                  6.979968        9.098266           6,944.954              N/A              N/A              N/A
MID CAP INDEX TRUST
           2000                $12.500000      $13.271787           3,024.547              N/A              N/A              N/A
           2001                 13.271787       12.858949           3,760.281              N/A              N/A              N/A
           2002                 12.858949       10.757291           3,087.160              N/A              N/A              N/A
           2003                 10.757291       14.274668          15,948.618              N/A              N/A              N/A
TOTAL STOCK MARKET INDEX
TRUST
           2000                $12.500000      $11.142088           5,153.320              N/A              N/A              N/A
           2001                 11.142088        9.732630           3,774.684              N/A              N/A              N/A
           2002                  9.732630        7.554057           7,039.081              N/A              N/A              N/A
           2003                  7.554057        9.723963          56,751.127              N/A              N/A              N/A

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
500 INDEX TRUST
           2000                $12.500000      $11.200577          15,118.307              N/A              N/A              N/A
           2001                 11.200577        9.677729          31,852.913              N/A              N/A              N/A
           2002                  9.677729        7.393241          27,155.043              N/A              N/A              N/A
           2003                  7.393241        9.332415          36,077.344              N/A              N/A              N/A
LIFESTYLE AGGRESSIVE 1000
TRUST
           1997                $12.500000      $13.669625          33,037.747              N/A              N/A              N/A
           1998                 13.669625       14.134419          52,760.075              N/A              N/A              N/A
           1999                 14.134419       15.974195          27,238.895              N/A              N/A              N/A
           2000                 15.974195       14.948006          26,924.435              N/A              N/A              N/A
           2001                 14.948006       12.723595          27,444.625              N/A              N/A              N/A
           2002                 12.723595        9.948297          35,541.692              N/A              N/A              N/A
           2003                  9.948297       13.235054          95,327.768              N/A              N/A              N/A
LIFESTYLE GROWTH 820 TRUST
           1997                $12.500000      $14.033299         110,354.900              N/A              N/A              N/A
           1998                 14.033299       14.696667         129,721.317              N/A              N/A              N/A
           1999                 14.696667       16.893101          54,202.101              N/A              N/A              N/A
           2000                 16.893101       16.162371          56,344.484              N/A              N/A              N/A
           2001                 16.162371       14.495682          32,098.995              N/A              N/A              N/A
           2002                 14.495682       12.028869          23,912.524              N/A              N/A              N/A
           2003                 12.028869       15.366925          36,351.482
LIFESTYLE BALANCED 640
TRUST
           1997                $12.500000      $14.066417          11,640.415              N/A              N/A              N/A
           1998                 14.066417       14.664362          51,041.225              N/A              N/A              N/A
           1999                 14.664362       16.257312          37,839.778              N/A              N/A              N/A
           2000                 16.257312       16.437657          39,999.345              N/A              N/A              N/A
           2001                 16.437657       15.433664          52,710.412              N/A              N/A              N/A
           2002                 15.433664       13.704682          25,496.708              N/A              N/A              N/A
           2003                 13.704682       16.754333          30,374.700
LIFESTYLE MODERATE 460
TRUST
           1997                $12.500000      $14.016704           9,407.923              N/A              N/A              N/A
           1998                 14.016704       15.171965          25,932.897              N/A              N/A              N/A
           1999                 15.171965       16.142259          27,359.355              N/A              N/A              N/A
           2000                 16.142259       16.596254          32,300.583              N/A              N/A              N/A
           2001                 16.596254       16.185243          16,025.796              N/A              N/A              N/A
           2002                 16.185243       15.315540           2,667.705              N/A              N/A              N/A
           2003                 15.315540       17.794866          11,750.107
LIFESTYLE CONSERVATIVE 280
TRUST
           1997                $12.500000      $13.825120           9,967.306              N/A              N/A              N/A
           1998                 13.825120       15.025549          10,098.134              N/A              N/A              N/A
           1999                 15.025549       15.439823           1,718.387              N/A              N/A              N/A
           2000                 15.439823       16.397834           3,020.176              N/A              N/A              N/A
           2001                 16.397834       16.689833           3,016.520              N/A              N/A              N/A
           2002                 16.689833       16.741166           5,846.596              N/A              N/A              N/A
           2003                 16.741166       18.415805          12,823.612              N/A              N/A              N/A
AMERICAN INTERNATIONAL
TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $16.507632        2,349.094
AMERICAN GROWTH TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $15.269062       49,667.411
AMERICAN GROWTH-INCOME
TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $15.387946       43,225.488
AMERICAN BLUE CHIP GROWTH
AND INCOME TRUST
           2003                       N/A             N/A                 N/A       $12.500000       $15.298774       17,915.058

                                                SERIES I SHARES                                   SERIES II SHARES
                             -------------------------------------------------------------------------------------------------------
                             UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS AT  UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT          START OF YEAR       OF YEAR           END OF YEAR     START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

Units under this series of contracts were first credited under the subaccounts on November, 1986, except in the following instances:

     Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987.

     Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988.

     Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989.

     Growth & Income Trust where units were first credited on April 23, 1991.

     Blue Chip Growth Trust where units were first credited on December 11, 1992.

     Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993.

     Overseas Trust where units were first credited on January 9, 1995.

     Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996.

     Growth Trust where units were first credited on July 15, 1996.

     Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997.

     Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

     Small Company Value Trust where units were first credited on October 1, 1997.

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.


     Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.


     Capital Appreciation Trust where units were first credited on November 1, 2000.


     Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.


     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.


     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.


     Great Companies-America where units were first credited on August 4, 2003.

              TABLE OF ACCUMULATION UNIT VALUES FOR VEN 1 CONTRACTS

                          INVESTING IN SERIES I SHARES

                         (REFLECTING NO OPTIONAL RIDERS)

                                                SERIES I SHARES                                   SERIES II SHARES
                               -----------------------------------------------------------------------------------------------------
                               UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS   UNIT VALUE AT  UNIT VALUE AT END  NUMBER OF UNITS
        SUB ACCOUNT            START OF YEAR       OF YEAR       AT END OF YEAR    START OF YEAR       OF YEAR       AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
          1994                   $24.681624      $24.235928         24,893.636          N/A             N/A                N/A
          1995                    24.235928       34.164256         18,792.722          N/A             N/A                N/A
          1996                    34.164256       40.513296         18,983.608          N/A             N/A                N/A
          1997                    40.513296       47.690851         17,422.710          N/A             N/A                N/A
          1998                    47.690851       51.507214         14,154.988          N/A             N/A                N/A
          1999                    51.507214       64.954980         12,707.403          N/A             N/A                N/A
          2000                    64.954980       60.037547         10,774.878          N/A             N/A                N/A
          2001                    60.037547       50.221375          9,983.697          N/A             N/A                N/A
          2002                    50.221375       30.356953          9,041.276          N/A             N/A                N/A
          2003                    30.356953       37.711536          8,493.505          N/A             N/A                N/A
INVESTMENT QUALITY BOND TRUST
          1994                   $17.397685      $16.377174         17,796.020          N/A             N/A                N/A
          1995                    16.377174       19.318272         13,340.073          N/A             N/A                N/A
          1996                    19.318272       19.560775         11,512.775          N/A             N/A                N/A
          1997                    19.560775       21.192677         10,088.494          N/A             N/A                N/A
          1998                    21.192677       22.746879          7,009.225          N/A             N/A                N/A
          1999                    22.746879       22.052785          4,129.118          N/A             N/A                N/A
          2000                    22.052785       23.817687          2,160.790          N/A             N/A                N/A
          2001                    23.817687       25.233827          1,973.254          N/A             N/A                N/A
          2002                    25.233827       27.385094          1,421.124          N/A             N/A                N/A
          2003                    27.385094       29.012843          1,304.019          N/A             N/A                N/A
MONEY MARKET TRUST
          1994                   $14.478685      $14.843213          4,598.398          N/A             N/A                N/A
          1995                    14.843213       15.478376          7,968.626          N/A             N/A                N/A
          1996                    15.478376       16.050779          5,920.354          N/A             N/A                N/A
          1997                    16.050779       16.660935          5,228.240          N/A             N/A                N/A
          1998                    16.660935       17.283692          4,497.361          N/A             N/A                N/A
          1999                    17.283692       17.846774          4,227.991          N/A             N/A                N/A
          2000                    17.846774       18.654229          4,055.500          N/A             N/A                N/A
          2001                    18.654229       19.073731          4,044.294          N/A             N/A                N/A
          2002                    19.073731       19.050311          4,035.331          N/A             N/A                N/A
          2003                    19.050311       18.915167          4,033.853          N/A             N/A                N/A

Units under this series of contracts were first credited under the subaccounts on July 1, 1985, except in the following instances:

     Investment Quality Bond where units were first credited on August 6, 1985.

     Money Market where units were first credited on August 23, 1985.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

FIXED ACCOUNT INVESTMENT OPTIONS

1-3 YEAR FIXED ACCOUNT INVESTMENT OPTIONS

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options

5-7 YEAR FIXED ACCOUNT INVESTMENT OPTIONS


For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure
Your Future Program(sm) will not be available for these contracts.


For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.

                          SUPPLEMENT DATED MAY 1, 2004

Wealthmark Supp 5/1/04

     ANNUITY SERVICE OFFICE                              MAILING ADDRESS
 500 Boylston Street, Suite 400                       Post Office Box 55066
Boston, Massachusetts 02116-3739                Boston, Massachusetts 02205-8226
(617) 663-3000 or (800) 493-8075                       www.manulifeusa.com

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE", "US", "THE COMPANY" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract. Below is a list of the forty-one variable investment options. There are five fixed investment options.

Alger American Balanced Portfolio                            Scudder Fixed Income Portfolio
Alger American Leveraged AllCap Portfolio                    Scudder Strategic Income Portfolio
Credit Suisse Trust-Emerging Markets Portfolio               Scudder Money Market Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio    Scudder Small Cap Growth  Portfolio
Dreyfus I.P. MidCap Stock Portfolio                          Scudder Technology Growth Portfolio
Dreyfus Socially Responsible Growth Fund Inc.                Scudder Total Return Portfolio
Invesco VIF-Utilities Fund Portfolio                         SVS Davis Venture Value Portfolio
Scudder 21st Century Growth Portfolio                        SVS Dreman Financial Services Portfolio
Scudder Capital Growth Portfolio                             SVS Dreman High Return Equity Portfolio
Scudder Global Discovery Portfolio                           SVS Dreman Small Cap Value Portfolio
Scudder Growth and Income Portfolio                          SVS Eagle Focused Large Cap Growth Portfolio
Scudder Health Sciences Portfolio                            SVS Focus Value+Growth Portfolio
Scudder International Portfolio                              SVS Index 500 Portfolio
Scudder Aggressive Growth Portfolio                          SVS Invesco Dynamic Growth Portfolio
Scudder Blue Chip Portfolio                                  SVS Janus Growth and Income Portfolio
Scudder Large Cap Value Portfolio                            SVS Janus Growth Opportunities Portfolio
Scudder Global Blue Chip Portfolio                           SVS MFS Strategic Value Portfolio
Scudder Government & Agency Securities Portfolio             SVS Oak Strategic Equity Portfolio
Scudder Growth Portfolio                                     SVS Turner MidCap Growth Portfolio
Scudder High Income Portfolio                                Scudder Real Estate Securities Portfolio
Scudder International Select Equity Portfolio


SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 493-8075. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY........................................   3
ACCUMULATION UNIT VALUE TABLES.........................................   3
SERVICES...............................................................   3
       Independent Auditors............................................   3
       Servicing Agent.................................................   3
       Principal Underwriter...........................................   3
APPENDIX A: AUDITED FINANCIAL STATEMENTS............................... A-1


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004.

Wealthmark Pros  5/2004

                                TABLE OF CONTENTS

SUMMARY.......................................................    4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE PORTFOLIOS...........................    9
    The Manufacturers Life Insurance Company (U.S.A.).........    9
    The Variable Account......................................   10
    The Portfolios............................................   10
    Advisers and Managers.....................................   13
DESCRIPTION OF THE CONTRACT...................................   14
  ELIGIBLE GROUPS.............................................   14
  ACCUMULATION PERIOD PROVISIONS..............................   14
    Purchase Payments.........................................   14
    Accumulation Units........................................   15
    Value of Accumulation Units...............................   15
    Net Investment Factor.....................................   15
    Transfers Among Investment Options........................   15
    Maximum Number of Investment Options......................   16
    Telephone Transactions....................................   16
    Special Transfer Services - Dollar Cost Averaging.........   16
    Asset Rebalancing Program.................................   17
    Withdrawals...............................................   17
    Special Withdrawal Services - The Income Plan.............   18
    Death Benefit During Accumulation Period..................   18
  PAY-OUT PERIOD PROVISIONS...................................   21
    General...................................................   21
    Annuity Options...........................................   21
    Determination of Amount of the First Variable Annuity
    Payment...................................................   22
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.........................   23
    Transfers During Pay-out Period...........................   23
    Death Benefit During Pay-out Period.......................   23
  OTHER CONTRACT PROVISIONS...................................   23
    Ten Day Right to Review...................................   23
    Ownership.................................................   23
    Annuitant.................................................   24
    Beneficiary...............................................   24
    Modification..............................................   24
    Our Approval..............................................   24
    Discontinuance of New Owners..............................   25
    Misstatement and Proof of Age, Sex or Survival............   25
  FIXED ACCOUNT INVESTMENT OPTIONS............................   25
  OPTIONAL BENEFITS...........................................   28
    Guaranteed Retirement Income Benefit III..................   28
    Enhanced Earnings Death Benefit Rider.....................   31
    Guaranteed Principal Plus.................................   32
    Accelerated Beneficiary Protection Death Benefit..........   41
CHARGES AND DEDUCTIONS........................................   44
    Withdrawal Charges........................................   44
    Waiver of Applicable Withdrawal Charge - Confinement
    to Eligible Nursing Home..................................   45
    Reduction or Elimination of Withdrawal Charge.............   46
    Administration Fees.......................................   46
    Reduction or Elimination of Annual Administration Fee.....   47
    Mortality and Expense Risks Charge........................   47
    Taxes.....................................................   47
    Expenses of Distributing the Contract.....................   48
FEDERAL TAX MATTERS...........................................   48
  INTRODUCTION................................................   48
  OUR TAX STATUS..............................................   48
  TAXATION OF ANNUITIES IN GENERAL............................   48
    Tax Deferral During Accumulation Period...................   48
    Taxation of Partial and Full Withdrawals..................   50
    Taxation of Annuity Benefit Payments......................   50
    Taxation of Death Benefit Proceeds........................   51
    Penalty Tax on Premature Distributions....................   51
    Aggregation of Contracts..................................   52
  QUALIFIED RETIREMENT PLANS..................................   52
    Loans.....................................................   53
  FEDERAL INCOME TAX WITHHOLDING..............................   54
GENERAL MATTERS...............................................   54
    Asset Allocation Services.................................   54
    Restrictions Under the Texas Optional Retirement
    Program...................................................   54
    Distribution of Contracts.................................   55
    Contract Owner Inquiries..................................   55
    Confirmation Statements...................................   55
    Legal Proceedings.........................................   55
    Cancellation of Contract..................................   55
    Voting Interest...........................................   55
    Reinsurance Arrangements..................................   56
APPENDIX A:  SPECIAL TERMS....................................  A-1
APPENDIX B:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE.....  B-1
APPENDIX C:  STATE PREMIUM TAXES..............................  C-1
APPENDIX D:  QUALIFIED PLAN TYPES.............................  D-1
APPENDIX E:  PRODUCT FEATURES AVAILABLE FOR OLDER
CONTRACTS.....................................................  E-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES...............  U-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.


Under the contract, the contract owner ("you"), make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-one Variable Account investment options are offered through this product. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the portfolio prospectuses. The portion of your contract value in the Variable Account and monthly variable annuity payments will reflect the investment performance of the sub-accounts selected.


Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options, you may transfer your contract values among the Variable Account investment options (except as noted below) and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


OPTIONAL BENEFITS. Guaranteed Retirement Income Benefit III. The Guaranteed Retirement Income Benefit III ("GRIB III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in GRIB III. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB III. If GRIB III is exercised and the annuity benefit payments available under the contract are greater than the monthly payment provided by GRIB III, we will pay the monthly annuity payment available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB III is available for new applications received on or after May 5, 2003, subject to state approval. GRIB III is not available in all states and cannot be elected if ABP or GPP are elected. Election of GRIB III is irrevocable. For more information on GRIB III, please refer to the Optional Benefits Section of the prospectus.


Guaranteed Retirement Income Benefit II ("GRIB II") is available for new applications in states where GRIB III is not yet available. Please see Appendix E for a description of GRIB II. For information on Guaranteed Retirement Income Benefits on contracts issued prior to the date of this prospectus, please refer to Appendix E.

Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider ("EER") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER subject to a maximum amount. The EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For EER we impose an annual fee of 0.20%. EER is not available in all states and cannot be elected if the ABP rider has been elected.



Guaranteed Principal Plus. Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:


         a) GPP is available for sale in the state where the contract is sold;


         b)       you have not selected ABP or a GRIB;



         c) your entire contract value is invested in accordance with the investment options available with GPP;


         d) your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code; and

         e) the oldest owner has not yet attained age 81 (for Qualified contracts only).


Election of GPP is irrevocable. GPP guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)



If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for GPP (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of GPP, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."



The addition of GPP to a contract may not always be in your interest since an additional fee is imposed for this benefit.



Accelerated Beneficiary Protection Death Benefit. The Accelerated Beneficiary Protection Death Benefit ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. You may elect ABP at the time the contract is issued, provided:


         a) ABP is available for sale in the state where the contract is sold;

         b)       the oldest owner has not yet attained age 71; and


         c) none of the following optional riders have been elected: GRIB III or GRIB II, EER, or GPP.



An additional fee of 0.50% (as a percentage of the ABP Death Benefit) is imposed for ABP. Election of ABP is irrevocable. If ABP is elected, the death benefit paid under APB replaces any death benefit paid under the terms of the contract. The amount of the death benefit under ABP is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:


         1)       the contract value;

         2)       the return of Purchase Payments Death Benefit factor;

         3)       the Annual Step Death Benefit factor; or

         4)       the Graded Death Benefit factor.

The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. For a full description of ABP, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."



The addition of ABP to contract may not always be in your interest since an additional fee is imposed for this benefit.



REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income benefits.


TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification.


DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating
Expenses" are described in detail in the Prospectuses of the Portfolio.


CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

DEFERRED SALES LOAD  (withdrawal charge as           NUMBER OF COMPLETE YEARS       WITHDRAWAL CHARGE
percentage of purchase payments)                   PURCHASE PAYMENT IN CONTRACT        PERCENTAGE
                                                                   0                         6%
                                                                   1                         6%
                                                                   2                         5%
                                                                   3                         5%
                                                                   4                         4%
                                                                   5                         3%
                                                                   6                         2%
                                                                   7+                        0%

ANNUAL CONTRACT FEE                           $30(A)
TRANSFER FEE


  Guaranteed Fee                              $25(B)
  Current Fee                                 $ 0(B)



(A) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.


(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                       SEPARATE ACCOUNT ANNUAL EXPENSES(A)


Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.40%
Fee for Optional EER                                                                        0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH EER FEE)                                       1.60%



            FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE



                                                                                            1.25%
GRIB III Fee (as a percentage of the Income Base)                                           0.50%(B)
GPP Fee (as a percentage of the Adjusted GWB)                                               0.30%(C)
(current charge)
GPP Fee (as a percentage of the Adjusted GWB)                                               0.75%(C)
(maximum charge)
ABP Fee (as a percentage of the ABP Death Benefit)                                          0.50%(D)


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


(B) If GRIB III is elected, this fee is deducted on each contract anniversary. GRIB II is available for new applications in states where GRIB III is not yet available. The GRIB II fee is 0.45% of the Income Base



(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.



(D) The charge is deducted on an annual basis from the contract value.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio's prospectus.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                              MINIMUM         MAXIMUM
(Expenses that are deducted from portfolio assets, including               0.88%           2.51%
advisory fees, Rule 12b-1 fees and Other Expenses)



(A) The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.88%and 1.87%, respectively. Expense reimbursements may be terminated at any time.


EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


The Example of Expenses below is reflects the optional EER and GPP fees.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


                                                             1 Year    3 Years    5 Years    10 Years
                                                             ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses            $1,036    $1,940     $2,856     $5,011

Minimum Total Annual Portfolio Operating Expenses            $  885    $1,493     $2,126     $3,603


If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower.)


                                                             1 Year    3 Years    5 Years    10 Years
                                                             ------    -------    -------    --------
Maximum Total Annual Portfolio Operating Expenses             $492     $1,486     $2,494     $5,011
Minimum Total Annual Portfolio Operating Expenses             $330     $1,014     $1,730     $3,603


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A Table of Accumulation Unit Values relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor any guarantees provided by the contract and any applicable optional riders but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

================================================================================
THE VARIABLE ACCOUNT IS ONE OF OUR SEPARATE ACCOUNTS THAT INVESTS THE CONTRACT VALUES YOU ALLOCATE TO IT IN THE PORTFOLIO(S) YOU SELECT.
================================================================================

THE VARIABLE ACCOUNT

The Variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has forty-one sub-accounts that are offered through this prospectus. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Portfolios are mutual funds in which the Variable Account invests.

THE PORTFOLIOS

The Separate Account currently invests in the shares of the following open-end management investment companies:

                  The Alger American Fund
                  Credit Suisse Trust
                  Dreyfus Investment Portfolios
                  The Dreyfus Socially Responsible Growth Fund, Inc. INVESCO Variable Investment Funds, Inc.
                  Scudder Variable Series I
                  Scudder Variable Series II
                  Scudder VIT Funds Trust

The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios are summarized below:

                    THE ALGER AMERICAN FUND (CLASS S SHARES).

The ALGER AMERICAN BALANCED PORTFOLIO seeks current income and long-term capital appreciation.

The ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation.

                               CREDIT SUISSE TRUST

The CREDIT SUISSE TRUST-EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing in equity securities of emerging markets.

The CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

                  DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

The DREYFUS I.P. MIDCAP STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

         DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

The DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND INC. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

The INVESCO VIF-UTILITIES FUND PORTFOLIO seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

                   SCUDDER VARIABLE SERIES I (CLASS B SHARES)

The SCUDDER 21ST CENTURY GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

The SCUDDER CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.

The SCUDDER GLOBAL DISCOVERY PORTFOLIO seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

The SCUDDER GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital, current income and growth of income.

The SCUDDER HEALTH SCIENCES PORTFOLIO seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

The SCUDDER INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

                   SCUDDER VARIABLE SERIES II (CLASS B SHARES)

The SCUDDER AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation through the use of aggressive investment techniques.

The SCUDDER BLUE CHIP PORTFOLIO seeks growth of capital and income.

The SCUDDER LARGE CAP VALUE PORTFOLIO seeks to achieve a high rate of total return.


The SCUDDER GLOBAL BLUE CHIP PORTFOLIO seeks long-term capital growth.


The SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.


The SCUDDER GROWTH PORTFOLIO seeks maximum appreciation of capital.

The SCUDDER HIGH INCOME PORTFOLIO (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

The SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO seeks capital appreciation.

The SCUDDER FIXED INCOME PORTFOLIO (Formerly, Scudder Investment Grade Bond Portfolio) seeks high current income.

The SCUDDER STRATEGIC INCOME PORTFOLIO seeks high current return through investing mainly in Bonds issued by US and foreign corporations and governments.

The SCUDDER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal.

The SCUDDER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

The SCUDDER TECHNOLOGY GROWTH PORTFOLIO seeks growth of capital.

The SCUDDER TOTAL RETURN PORTFOLIO seeks high total return, a combination of income and capital appreciation.

The SVS DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital.

The SVS DREMAN FINANCIAL SERVICES PORTFOLIO seeks long-term capital appreciation.

The SVS DREMAN HIGH RETURN EQUITY PORTFOLIO seeks to achieve a high rate of total return.

The SVS DREMAN SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

The SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO seeks growth through long-term capital appreciation.

The SVS FOCUS VALUE+GROWTH PORTFOLIO seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

The SVS INDEX 500 PORTFOLIO seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

The SVS INVESCO DYNAMIC GROWTH PORTFOLIO seeks long-term capital growth.

The SVS JANUS GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

The SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

The SVS MFS STRATEGIC VALUE PORTFOLIO seeks capital appreciation.

The SVS OAK STRATEGIC EQUITY PORTFOLIO seeks long-term capital growth.

The SVS TURNER MIDCAP GROWTH PORTFOLIO seeks capital appreciation.

                             SCUDDER VIT FUNDS TRUST

The SCUDDER REAL ESTATE SECURITIES PORTFOLIO seeks long-term capital appreciation and current income by investing primarily in real estate securities.


The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses.


*"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS.

Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio, is contained in the Portfolio prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote shares.
================================================================================

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS


The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities, LLC, the principal underwriter of the contracts.



An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the group contract, or an individual contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.


ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

                  the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

SECURE YOUR FUTURE PROGRAM(SM). In addition, you have the option to participate in our Secure Your Future Program(sm). Under the Secure Your Future Program(sm) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Your Future Program(sm)and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

ACCUMULATION UNITS

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

                  the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

TRANSFERS AMONG INVESTMENT OPTIONS


Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.



Actions that the Company may take to restrict trading include, but are not limited to:


                  restricting the number of transfers made during a defined period,

                  restricting the dollar amount of transfers,

                  restricting the method used to submit transfers (e.g.,

                  requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


Contract owners should note that while the Company seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Company will successfully impose restrictions on all Disruptive Short Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

TELEPHONE TRANSACTIONS

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

                  quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);
                  semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

                  annually on December 26th (or the next business day if December 26th is not a business day).

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

WITHDRAWALS

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

                  the New York Stock Exchange is closed (other than customary weekend and holiday closings),

                  trading on the New York Stock Exchange is restricted,

                  an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing an appropriate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.


Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX D - "QUALIFIED PLAN TYPES").

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.


================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

DEATH BENEFIT DURING ACCUMULATION PERIOD

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").


AMOUNT OF DEATH BENEFIT. If any owner dies, the death benefit will be the greater of:


         (A) the contract value; or

         (B) the Minimum Death Benefit.

If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will be determined as follows:

         (a) During the first contract year, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

         (b) During any subsequent contract year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

                  (i) is the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals; and

                  (ii) is the greatest Anniversary Value prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a contract anniversary, increased by all purchase payments made, less any amount deducted in connection with partial withdrawals, since that contract anniversary.

2. If the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii), where (i) is equal to the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1 or 2 above exceed $10,000,000.




For contracts issued prior to the date of this prospectus, please refer to Appendix E.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

                  a certified copy of a death certificate;

                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or




                  any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

                  The beneficiary will become the owner.

                  Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death and all required claim forms.

                  No additional purchase payments may be made.


                  If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse , the death benefit (excluding any optional benefits) paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


                  If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

                  Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to spousal beneficiaries under each optional rider


If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract (contract value) must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.


A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

================================================================================
Annuity benefit payments may be paid in several ways.
================================================================================

GENERAL

You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.





You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

TRANSFERS DURING PAY-OUT PERIOD

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

TEN DAY RIGHT TO REVIEW

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

OWNERSHIP

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

ANNUITANT

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.


If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

BENEFICIARY

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION


We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.


OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS
(Not Available in the State of Washington)

================================================================================
The fixed account investment options are not securities.
================================================================================

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

INVESTMENT OPTIONS. There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.

Florida, Maryland, Oregon and Washington. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investments accounts are not available.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

================================================================================
A market value charge may apply to certain transactions.
================================================================================

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the fixed account investment options in the following situations:

                  death of the owner;

                  amounts withdrawn to pay fees or charges;

                  amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

                  amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

                  amounts withdrawn from a one-year fixed investment account;
                  and

                  amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

                  be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

                  together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

                  We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

                  If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

                  The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX D - "QUALIFIED PLAN TYPES"

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME BENEFIT III.


Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Benefit III ("GRIB III") if you elect GRIB III and if GRIB III is available for sale in the state where the contract is sold. Election of GRIB III may only be made at issue, is irrevocable, and GRIB III may only be terminated as described below. The contract may not be issued with GRIP III if either the optional GPP rider or the optional ABP rider is elected.


Guaranteed Retirement Income Benefit II ("GRIB II") is available for new applications in states where GRIB III is not yet available. Please see Appendix E for a description of GRIB II. For information on Guaranteed Retirement Income Benefits on contracts issued prior to the date of this prospectus, please refer to Appendix E.

GRIB III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors described in the GRIB III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB III. If GRIB III is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB III, we will pay the monthly annuity benefit payments available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

Income Base The Income Base upon which the amount of GRIB III annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next contract anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.

The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:

                  The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB III.

                  We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB III MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB III. Conditions of Exercise. GRIB III may be exercised subject to the following conditions:

         1. GRIB III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum.


IF GRIB III has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



If GRIB III has been elected, the use of GRIB III is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB III is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB III.

Hence, you should consider that since (a) GRIB III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB III fee (discussed further below) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIB III, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


When you exercise GRIB III, actual income will be based on the greater of (i) your GRIB III Income Base at Monthly Income Factors (as stated in the GRIB III rider), or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuity payment rates.)



Illustrated below are the income amounts provided by GRIB III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value applied to current annuity payment rates. Contract Value is assumed to be as listed below. Current annuity payment rates applied to Contract Value reflect an assumed interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on the GRIB III Income Base applied to Monthly Income Factors (as stated in the GRIB III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


CONTRACT ANNIVERSARY                                            ANNUAL INCOME
   AT EXERCISE OF                                         -----------------------       ANNUAL INCOME
   GRIB III            ACCOUNT VALUE   INCOME BASE        CURRENT      GUARANTEED         PROVIDED
--------------------   -------------   -----------        -------      ----------       -------------
         10              $ 90,000       $162,889          $8,575         $ 9,676           $ 9,676
         15              $105,000       $207,893          $11,000        $14,095           $14,095
         20              $120,000       $265,330          $13,738        $20,059           $20,059


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain


CONTRACT ANNIVERSARY                                              ANNUAL INCOME
   AT EXERCISE OF                                          -------------------------       ANNUAL INCOME
     GRIB III          ACCOUNT VALUE   INCOME BASE         CURRENT        GUARANTEED          PROVIDED
--------------------   -------------   -----------         -------        ----------       -------------
         10               $90,000        $162,889          $ 7,268        $ 7,975           $ 7,975
         15               $105,000       $207,893          $ 9,374        $11,501           $11,501
         20               $120,000       $265,330          $12,038        $16,429           $16,429


TERMINATION OF GRIB III. GRIB III will terminate upon the earliest to occur of:

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

                  (b)      the termination of the contract for any reason; or

                  (c)      the exercise of GRIB III.

The election of GRIB III on a contract may not always be in your interest since an additional fee is imposed for this benefit.

GRIB III FEE. The risk assumed by us associated with GRIB III is that annuity benefits payable under GRIB III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB III fee (the "GRIB III Fee"). On or before the maturity date, the GRIB III Fee is deducted on each contract anniversary. The amount of the GRIB III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIB III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB III Fee will not be deducted during the annuity period. For purposes of determining the GRIB III Fee, the commencement of annuity benefit payments will be treated as a full withdrawal


GRIB III DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY PAYMENT FACTORS. THEREFORE, GRIB III SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB III BENEFIT.


ENHANCED EARNINGS DEATH BENEFIT RIDER.

Contracts may be issued with an Enhanced Earnings Death Benefit Rider Rider ("EER") if you elect EER and if EER is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of EER may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for EER of 0.20%. A contract may not be issued with EER if the optional ABP rider is elected.

Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the EER benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the death benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.

TERMINATION OF EER. EER will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the EER benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including EER) as the new owner.


THE ELECTION OF EER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.



EER FEE. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for EER.



QUALIFIED RETIREMENT PLANS. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.



GUARANTEED PRINCIPAL PLUS



Guaranteed Principal Plus ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:


                  GPP is available for sale in the state where the contract is sold;

                  you have not selected the ABP rider or a GRIB rider;


                  your entire contract value is invested in accordance with the investment options available with Guaranteed Principal Plus;


                  your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code; and

                  the oldest owner has not yet attained age 81 (for Qualified contracts only).


We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. (see "GPP Fee" below).


THE ADDITION OF GPP TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, GPP CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF GPP, ESPECIALLY AT OLDER AGES.

Prior to discussing how GPP works, it is important for you to understand the following definitions:

Guaranteed Withdrawal            The total amount available for future periodic withdrawals
      Balance                    under GPP
       "GWB"                     The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal            The amount guaranteed to be available each contract year for
     Amount                      withdrawal under GPP until the GWB is depleted.
      "GWA"                      The initial GWA is equal to 5% of the initial GWB.

GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

                  If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

                  If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

                  If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

                  If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under GPP will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF GPP IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF GPP MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GPP, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GPP.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

         -        exceed $100,000 or

         - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

         -        the contract value immediately after the withdrawal; or

         - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

         -        the GWA immediately prior to the purchase payment; or

         -        the lesser of:

                  -        5% of the GWB immediately after the purchase payment;
                           or

                  - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

                  the GWA immediately prior to the Bonus; or

                  5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

                  the GWA immediately prior to the Step-Up of the GWB; or

                  5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

                  the GWA immediately prior to the withdrawal; or

                  5% of the greater of:

                         the contract value immediately after the withdrawal; or

                         the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

                  are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and are paid to the owner:

                           pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

                           pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

                           as required or contemplated by Code Section
                           401(a)(9), Section 403(b)(10), Section 408(b)(3), or
                           Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

                  do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

                  the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

                  the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre
                  59-1/2 Distributions and Required Minimum Distributions); or the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.


THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF March 1, 2004 APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GPP.


SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate GPP. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")




INVESTMENT OPTIONS. If you elect GPP during the entire period GPP is in effect, you must invest 100% of your contract value in a manner consistent with any one of the Model Allocations currently available with GPP (see "Model Allocations Available with GPP" below).



You must allocate your entire contract value to one of the Model Allocations currently available with GPP and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. You may use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation.

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION AVAILABLE WITH GPP IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


Model Allocations Available with GPP. The following eight Model Allocations are available with GPP. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



                                             PERCENTAGE
           MODEL ALLOCATION NAME            OF ALLOCATION          PORTFOLIO NAME
           ---------------------            -------------          --------------
SCUDDER CONSERVATIVE INCOME STRATEGY             64.00%      Scudder Fixed Income
                                                  5.00%      Scudder High Income
                                                  5.00%      Scudder Strategic Income
                                                  3.00%      Scudder International
                                                  3.00%      SVS Eagle Focused Large Cap Growth
                                                  3.00%      SVS Janus Growth And Income
                                                  3.00%      SVS MFS Strategic Value
                                                  2.00%      Scudder Blue Chip
                                                  2.00%      Scudder Growth And Income
                                                  2.00%      Scudder Real Estate Securities
                                                  1.00%      Scudder Large Cap Value
                                                  1.00%      Scudder Global Discovery
                                                  1.00%      Scudder Growth
                                                  1.00%      Scudder International Select Equity
                                                  1.00%      Scudder Small Cap Growth
                                                  1.00%      SVS Davis Venture Value
                                                  1.00%      SVS Dreman High Return Equity
                                                  1.00%      SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY                          14.00%      Scudder International
                                                 13.00%      SVS MFS Strategic Value
                                                 11.00%      Scudder Fixed Income
                                                 10.00%      SVS Eagle Focused Large Cap Growth
                                                  8.00%      SVS Davis Venture Value
                                                  6.00%      Scudder Growth And Income
                                                  5.00%      Scudder Blue Chip
                                                  5.00%      SVS Janus Growth And Income
                                                  4.00%      Scudder Growth
                                                  4.00%      Scudder Real Estate Securities

                                             PERCENTAGE
           MODEL ALLOCATION NAME            OF ALLOCATION          PORTFOLIO NAME
           ---------------------            -------------          --------------
                                                  3.00%      Scudder Large Cap Value
                                                  3.00%      SVS Dreman High Return Equity
                                                  3.00%      SVS Dreman Small Cap Value
                                                  3.00%      SVS Oak Strategic Equity
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Small Cap Growth
                                                  1.00%      Scudder High Income
                                                  1.00%      Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY                 32.00%      Scudder Fixed Income
                                                  9.00%      Scudder International
                                                  9.00%      SVS MFS Strategic Value
                                                  7.00%      SVS Eagle Focused Large Cap Growth
                                                  4.00%      Scudder Blue Chip
                                                  4.00%      Scudder Growth And Income
                                                  4.00%      SVS Davis Venture Value
                                                  4.00%      SVS Janus Growth And Income
                                                  3.00%      Scudder Large Cap Value
                                                  3.00%      Scudder Growth
                                                  3.00%      Scudder High Income
                                                  3.00%      Scudder Real Estate Securities
                                                  3.00%      SVS Oak Strategic Equity
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Small Cap Growth
                                                  2.00%      Scudder Strategic Income
                                                  2.00%      SVS Dreman High Return Equity
                                                  2.00%      SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY                 46.00%      Scudder Fixed Income
                                                  7.00%      SVS MFS Strategic Value
                                                  6.00%      Scudder International
                                                  6.00%      SVS Eagle Focused Large Cap Growth
                                                  4.00%      Scudder High Income
                                                  4.00%      SVS Janus Growth And Income
                                                  3.00%      Scudder Blue Chip
                                                  3.00%      Scudder Growth And Income
                                                  3.00%      Scudder Strategic Income
                                                  3.00%      SVS Davis Venture Value
                                                  2.00%      Scudder Large Cap Value
                                                  2.00%      Scudder Global Discovery
                                                  2.00%      Scudder Growth
                                                  2.00%      Scudder International Select Equity
                                                  2.00%      Scudder Real Estate Securities
                                                  2.00%      SVS Dreman High Return Equity
                                                  2.00%      SVS Dreman Small Cap Value
                                                  1.00%      Scudder Small Cap Growth

GROWTH FOCUS                                     40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Capital Growth
                                                 15.00%      SVS Eagle Focused Large Cap Growth
                                                 15.00%      SVS Janus Growth And Income
                                                 15.00%      SVS Oak Strategic Equity

                                             PERCENTAGE
           MODEL ALLOCATION NAME            OF ALLOCATION          PORTFOLIO NAME
           ---------------------            -------------          --------------
SECTOR FOCUS                                     40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Health Sciences
                                                 15.00%      Scudder Real Estate Securities
                                                 15.00%      Scudder Technology Growth
                                                 15.00%      SVS Dreman Finanical Services

US ALL-CAPITALIZATION                            40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Capital Growth
                                                 15.00%      Scudder Small Cap Growth
                                                 15.00%      SVS MFS Strategic Value
                                                 15.00%      SVS Turner Mid Cap Growth

VALUE FOCUS                                      40.00%      Scudder Fixed Income
                                                 15.00%      Scudder Large Cap Value
                                                 15.00%      SVS Davis Venture Value
                                                 15.00%      SVS Dreman High Return Equity
                                                 15.00%      SVS MFS Strategic Value


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH GPP THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIOS' PROSPECTUSES. THE PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:

                  depletion of the GWB;
                  the Maturity Date;
                  when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract; depletion of the contract value, unless GPP is in its Settlement Phase; or termination of the contract.

GPP FEE. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.

We reserve the right to increase the GPP fee on the effective date of each Step-Up. In such a situation, the GPP fee will never exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.


EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.


                  PURCHASE                                              GWB ON CONTRACT
CONTRACT YEAR     PAYMENTS      GWA      WITHDRAWAL TAKEN     BONUS       ANNIVERSARY
-------------     --------      ---      ----------------     -----     ---------------
   At issue       100,000                                                   100,000
       1                0      5,000          5,000             0            95,000
       2                0      5,000          5,000             0            90,000
       3                0      5,000          5,000             0            85,000
       4                0      5,000          5,000             0            80,000
       5                0      5,000          5,000             0            75,000
      10                0      5,000          5,000             0            50,000
      20                0      5,000          5,000             0                 0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                 PURCHASE       GWA AFTER                                       GWB ON CONTRACT
CONTRACT YEAR    PAYMENTS    PURCHASE PAYMENT    WITHDRAWAL TAKEN     BONUS       ANNIVERSARY
-------------    --------    ----------------    ----------------     -----     ---------------
   At issue      100,000                                                            100,000
      1                0          5,000                 0             5,000         105,000
      2           10,000          5,750                 0             5,500         120,500
      3                0          6,025             6,025                 0         114,475
      4                0          6,025                 0             5,500         119,975
      5                0          6,025                 0             5,500         125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                          HYPOTHETICAL
                             GWA AFTER                   CONTRACT VALUE                 GWB ON
                  PURCHASE   PURCHASE      WITHDRAWAL      ON CONTRACT                 CONTRACT
CONTRACT YEAR     PAYMENTS    PAYMENT        TAKEN        ANNIVERSARY       BONUS     ANNIVERSARY
-------------     --------   ---------     ----------    --------------     -----     -----------
  At issue         100,000                                                             100,000
     1                   0      5,000         5,000         101,700             0       95,000
     2                   0      5,000         5,000         103,534             0       90,000
     3                   0      5,000         5,000         105,511             0      105,781(A)

                                                          HYPOTHETICAL
                             GWA AFTER                   CONTRACT VALUE                 GWB ON
                  PURCHASE   PURCHASE      WITHDRAWAL      ON CONTRACT                 CONTRACT
CONTRACT YEAR     PAYMENTS    PAYMENT        TAKEN        ANNIVERSARY       BONUS     ANNIVERSARY
-------------     --------   ---------     ----------    --------------     -----     -----------
     4                0         5,289         5,289          94,629             0      100,492
     5                0         5,289        10,000          79,596             0       79,898(A)

(A) Steps-Up or resets to contract value before the GPPfee is deducted


ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT


The Accelerated Beneficiary Protection Death Benefit ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. You may elect ABP at the time the contract is issued, provided:


                  ABP is available for sale in the state where the contract is sold;
                  the oldest owner has not yet attained age 71; and none of the following optional riders have been elected: GRIB III or GRIB II, EER, or Principal Plus.


We reserve the right to accept or reject an owner's selection of ABP at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue ABP on multiple contracts involving the same individual(s).


Once ABP is elected, it is irrevocable. If ABP is elected, the death benefit paid under ABP replaces any death benefit paid under the terms of the contract. ABP has an additional annual fee of 0.50% (as a percentage of the ABP Death Benefit). (See "ABP Fee" below.) Once ABP is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.


The addition of ABP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by ABP have age caps and limitations that limit the benefits provided by ABP at certain ages and values. These caps and limitations should be considered when determining the suitability of ABP, especially at older ages or for larger payments.

The death benefit paid under ABP ("ABP Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the ABP Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

                  the contract value;
                  the Return of Purchase Payments Death Benefit Factor; the Annual Step Death Benefit Factor; or the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ABP DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ABP DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the ABP Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the ABP Death Benefit is not taken in one sum immediately, the contract and the ABP rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second ABP Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second ABP Death Benefit, payable upon the death of the surviving spouse:

                  The ABP Death Benefit paid upon the first owner's death ("first ABP Death Benefit") is not treated as a purchase payment to the contract.

                  In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first ABP Death Benefit was paid, the Earnings Basis is reset to equal the first ABP Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first ABP Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first ABP Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

                  In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and
                  (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first ABP Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the ABP Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the ABP Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the ABP rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)


The Maximum Enhanced Earnings Death Benefit Factor is Equal to 100% Of The Earnings Basis.


Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the ABP Death Benefit is determined is equal to $175,000:

                  Earnings Basis is equal to 150% of $100,000 or $150,000. Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF ABP, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).
                  Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.




Annual Step Death Benefit Factor. For purposes of the ABP Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the ABP rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the ABP Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

         1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

NUMBER OF COMPLETE YEARS PAYMENT HAS BEEN
               IN CONTRACT                     PAYMENT MULTIPLIER(A)
-----------------------------------------      --------------------
                    0                                  100%
                    1                                  110%
                    2                                  120%
                    3                                  130%
                    4                                  140%

NUMBER OF COMPLETE YEARS PAYMENT HAS BEEN
               IN CONTRACT                     PAYMENT MULTIPLIER(A)
-----------------------------------------      --------------------
                    5+                                 150%

(A) If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

         2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by ABP are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the ABP Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

 DEATH OCCURS                                            ANNUAL STEP        ENHANCED
WITHIN CONTRACT                        GRADED DEATH     DEATH BENEFIT    EARNINGS DEATH      ABP DEATH
     YEAR          CONTRACT VALUE     BENEFIT FACTOR       FACTOR       BENEFIT FACTOR        BENEFIT
---------------    --------------     --------------    -------------   ---------------      ---------
       2                98,750           110,000           100,000               0            110,000
       4               100,970           130,000           100,970               0            130,000
       6               140,600           150,000           140,600               0            150,000
      10               174,700           150,000           174,700          12,350            187,050
      14               140,100           150,000           174,700               0            174,700

INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when the ABP rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.


TERMINATION OF ABP. The owner may not terminate the ABP rider. However, ABP will terminate automatically upon the earliest of:



                  the date the contract terminates;
                  the Maturity Date; or
                  the later of the date on which the ABP Death Benefit is paid, or the date on which the second ABP Death Benefit is paid, if the contract and ABP are continued by the surviving spouse after the death of the original owner.

ABP FEE. Prior to termination of the ABP rider, on each Contract Anniversary, the ABP fee is calculated by multiplying 0.50% by the ABP Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the ABP fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the ABP fee from the amount paid upon withdrawal. The ABP fee will be determined based on the ABP Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the ABP fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.


Qualified Retirement Plans. If you intend to use your contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without the ABD Rider) may have on your plan (see APPENDIX D to the prospectus). please consult your tax advisor.


CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the Optional Benefit Fees, see "OPTIONAL BENEFITS above.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

                  10% of total purchase payments (less all prior partial withdrawals in that contract year), and the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT         WITHDRAWAL CHARGE PERCENTAGE
----------------------------         ----------------------------
             0                                    6%

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT         WITHDRAWAL CHARGE PERCENTAGE
----------------------------         ----------------------------
             1                                    6%
             2                                    5%
             3                                    5%
             4                                    4%
             5                                    3%
             6                                    2%
             7+                                   0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

Upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

                  the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;
                  the confinement began at least one year after the contract date;
                  confinement was prescribed by an "physician";
                  both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;
                  the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

                  The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

                  The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

                  Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

                  The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

                  There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors, trustees or employees (or a relative thereof), of us or of Manulife, the Portfolios or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


ADMINISTRATION FEES

=============================================================================
We deduct asset- based charges totaling 1.40% on an annual basis for administration and mortality and expense risks, assuming no optional benefits are elected
=============================================================================

Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account.

Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

                  The size and type of group to which administrative services are to be provided will be considered.

                  The total amount of purchase payments to be received will be considered.

                  There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

If after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Portfolios or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

                  establishment or maintenance of the Variable Account, receipt of purchase payments, issuance of the contacts, or commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT


      STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

      The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 1.00% of purchase payments plus 6.50% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

      ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.


TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

===============================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
===============================================================================

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

                  the contract must be owned by an individual (or treated as owned by an individual),

                  the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

                  we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

                  contracts acquired by an estate of a decedent by reason of the death of the decedent, certain qualified contracts, certain contracts purchased by employers upon the termination of certain qualified plans, certain contracts used in connection with structured settlement agreements, and contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE

DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. however, there is no assurance such efforts will be successful.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.


Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.


As Mentioned Above, Amounts Received In A Partial Withdrawal Are Taxable To The Extent That The Contract Value Exceeds The Investment In The Contract. There Is Some Uncertainty Regarding The Effect That The Market Value Adjustment And Certain Optional Benefits, E.G., The Principal Plus Rider, Might Have On The Amount That Is Treated As The Contract Value For This Purpose. As A Result, The Taxable Portion Of Amounts Received In A Partial Withdrawal Could Be Greater Or Less Depending On How The Market Value Adjustment And Such Optional Benefits Are Treated For This Purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

                  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

                  if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

                  if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% IRS penalty tax.
================================================================================

There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

                  received on or after the date on which the contract owner reaches age 59 1/2;

                  attributable to the contract owner becoming disabled (as defined in the tax law);

                  made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

                  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

                  made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

                  made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

===============================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
===============================================================================

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB II or GRIB III in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to the your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIB benefit or the Guaranteed Principal Plus Rider, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date oR April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

                  received on or after the date on which the contract owner reaches age 59 1/2, received on or after the owner's death or because of the owner's disability (as defined in the tax law), or made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.


DIRECT ROLLOVERS. If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans OR governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

================================================================================
Some qualified contracts have a loan feature.
================================================================================

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

==========================================================================
We may be required to withhold amounts from some distributions for Federal income taxes.
==========================================================================

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS




ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

                  termination of employment in the Texas public institutions of higher education, retirement, death, or the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.


CONFIRMATION STATEMENTS


You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

                  the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

                  the contract value at the end of such two year period is less than $2,000.

We as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income benefits.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by the Company.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55066, Boston Massachusetts 02205-8226.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE: The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTRACT DATE: In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

                  A certified copy of a death certificate;
                  A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or Any other proof satisfactory to us.

Death benefits will be paid within 7days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.


FIXED ANNUITY: An annuity option with payments which are predetermined and guaranteed as to dollar amount.


GENERAL ACCOUNT: All the assets of the Company other than assets in separate accounts.

GROUP HOLDER: In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT: An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE: The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT: The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES: Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.


OWNER OR CONTRACT OWNER "YOU": In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.


PAY-OUT PERIOD: Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT: An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES: Certificates issued under qualified contracts.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT: A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(s): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

VALUATION DATE: Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD: Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                                    WITHDRAWAL CHARGE
CONTRACT              HYPOTHETICAL         FREE WITHDRAWAL      PAYMENTS            -----------------
  YEAR               CONTRACT VALUE            AMOUNT          LIQUIDATED           PERCENT    AMOUNT
--------             --------------        ---------------     ----------           -------    ------
   2                     55,000                5,000(A)          50,000                6%       3,000
   4                     50,500                5,000(B)          45,500                5%       2,275
   6                     60,000               10,000(C)          50,000                3%       1,500
   7                     35,000                5,000(D)          45,000                2%         900
   8                     70,000               20,000(E)          50,000                0%           0


During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.



(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).


(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                                    WITHDRAWAL CHARGE
HYPOTHETICAL         PARTIAL WITHDRAWAL    FREE WITHDRAWAL      PAYMENTS            -----------------
CONTRACT VALUE           REQUESTED             AMOUNT          LIQUIDATED           PERCENT    AMOUNT
----------------     ------------------    ---------------     ----------           -------    ------
    65,000                 2,000             15,000 (A)               0               5%          0
    49,000                 5,000              3,000 (B)           2,000               5%        100
    52,000                 7,000              4,000 (C)           3,000               5%        150
    44,000                 8,000                  0 (D)           8,000               5%        400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 less than 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                     TAX RATE
                    ----------------------------------------------
    STATE           QUALIFIED CONTRACTS    NON-QUALIFIED CONTRACTS
    -----           -------------------    -----------------------
California                 0.50%                  2.35%
Maine                      0.00%                  2.00%
Nevada                     0.00%                  3.50%
Puerto Rico                1.00%                  1.00%
South Dakota(A)            0.00%                  1.25%
West Virginia              1.00%                  1.00%
Wyoming                    0.00%                  1.00%

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                        APPENDIX D: QUALIFIED PLAN TYPES


Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial DECISIONS. Persons intending to use the contract with qualified plans should consult their tax advisor.



INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however[,] be used in connection with an "Education IRA" under Section 530 of the Code.



The contract may be issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.






SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-        made after the owner attains age 59 1/2;

-        made after the owner's death;

-        attributable to the owner being disabled; or

-        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.





As described above (see "Individual Retirement Annuities"),   if the contract
is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.


If you intend to use the contract in connection with a Roth IRA, You should seek competent tax advice.


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In
particular, purchasers should consider that the contract provides   death
benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GRIB III benefit or the Guaranteed Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-        earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX E: PRODUCT FEATURES AVAILABLE FOR OLDER CONTRACTS




DEATH BENEFITS. Amount of Death Benefit. The Minimum Death Benefit may exceed $10 million:



         for contracts issued in Hawaii, Massachusetts, Minnesota, and Vermont,


         for contracts issued prior to July 25, 2003 in Illinois and Pennsylvania, and for contract issued prior to June 2, 2003 in all other states.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

WITHDRAWAL CHARGES. For contracts issued prior to April 1, 2003, upon a full surrender of the contract, the excess of the contract value over the free withdrawal amount will be liquidated.

OPTIONAL BENEFITS.





GUARANTEED RETIREMENT INCOME BENEFIT II Guaranteed Retirement Income Benefit II ("GRIB II") was available in certain states for contracts issued prior to May 5, 2003. GRIB II is no longer available for applications received on or after May 5, 2003 in states where Guaranteed Retirement Income Benefit III ("GRIB III") is available. GRIB II is available for new applications in states where GRIB III is not yet available. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.



GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying the Income Base to the Monthly Income Factors in the GRIB II rider.
As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value prior to the oldest annuitant's attained age 81, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity
Payment rates at the time of annuitization, the amount of the monthly annuity benefit payments under such options may exceed the monthly annuity benefit payments provided by GRIB II. If GRIB II is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.


Income Base The Income Base upon which the amount of GRIB II annuity benefit payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less
(b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

                  An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

                  The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

                  We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


EXERCISE OF GRIB II. Conditions of Exercise. GRIB II may be exercised subject to the following conditions:


                  GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

                  GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

For contracts issued on and after May 5, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. If GRIB II has been elected, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB II.



Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which a GRIB II fee (discussed further below) will be imposed, even though GRIB II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


When you exercise GRIB II, actual income will be based on the greater of (i) your GRIB II Income Base at monthly Income Factors (as stated in the GRIB II rider), or (ii) your contract value at current annuity Payment rates. (The Income Base cannot be applied to current Annuity Payment rates.)

Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.65%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1994-2003, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


                                                              ANNUAL INCOME
CONTRACT ANNIVERSARY AT                                  ---------------------   ANNUAL INCOME
  EXERCISE OF GRIB II     ACCOUNT VALUE   INCOME BASE    CURRENT    GUARANTEED     PROVIDED
-----------------------   -------------   -----------    -------    ----------   -------------
           10               $  90,000      $ 179,085     $ 8,575    $   12,013    $   12,013
           15               $ 105,000      $ 239,656     $11,000    $   18,406    $   18,406
           20               $ 120,000      $ 320,714     $13,738    $   27,979    $   27,979


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


                                                              ANNUAL INCOME
CONTRACT ANNIVERSARY AT                                  ---------------------   ANNUAL INCOME
  EXERCISE OF GRIB II     ACCOUNT VALUE   INCOME BASE    CURRENT    GUARANTEED     PROVIDED
-----------------------   -------------   -----------    -------    ----------   -------------
           10               $  90,000      $ 179,085     $ 7,009    $    9,284     $   9,284
           15               $ 105,000      $ 239,656     $ 8,618    $   13,574     $  13,574
           20               $ 120,000      $ 320,714     $10,195    $   19,358     $  19,358


EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after May 5, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain


                                                              ANNUAL INCOME
CONTRACT ANNIVERSARY AT                                  ---------------------   ANNUAL INCOME
  EXERCISE OF GRIB II     ACCOUNT VALUE   INCOME BASE    CURRENT    GUARANTEED     PROVIDED
-----------------------   -------------   -----------    -------    ----------   -------------
           10               $ 90,000       $ 179,085     $ 7,268    $    9,606      $ 9,606
           15               $105,000       $ 239,656     $ 9,374    $   14,782      $14,782
           20               $120,000       $ 320,714     $12,038    $   23,091      $23,091


TERMINATION OF GRIB II. GRIB II will terminate upon the earliest to occur of:

                  the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

                  the termination of the contract for any reason; or the exercise of GRIB II.

THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.


GUARANTEED PRINCIPAL PLUS RIDER. The Guaranteed Principal Plus Rider is not available for contracts issued prior to December 8, 2003.


ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. The Accelerated Beneficiary Protection Death Benefit is not available for contracts issued prior to December 8, 2003.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following two accumulation unit value tables:

      (1) a table reflecting the fees for EER and
      (2) a table not reflecting the fees for EER.

Please note that neither GRIB II nor GRIB III fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

           TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK CONTRACTS
                                (REFLECTING EER)


                                                                                         PORTFOLIO SHARES

                                                                  UNIT VALUE AT            UNIT VALUE AT       NUMBER OF UNITS
                 SUB ACCOUNT                                      START OF YEAR             END OF YEAR        AT END OF YEAR
                 -----------                                      -------------          ----------------      ---------------
Alger American Balanced Portfolio
                           2002                                   $   12.500000            $  12.799437           1,096.731
                           2003                                       12.799437               14.955662          83,238.835

Alger American Leveraged AllCap Portfolio
                           2002                                   $   12.500000            $  12.629313             810.708
                           2003                                       12.629313               16.683582          31,249.806

Credit SuisseTrust-Emerging Markets Portfolio
                           2002                                   $   12.500000            $  13.339563             333.568
                           2003                                       13.339563               18.757094          21,104.596

Credit Suisse Trust-Global Post-Venture Capital Portfolio
                           2002                                   $   12.500000            $  13.554919              95.732
                           2003                                       13.554919               19.697592           5,432.590

Dreyfus I.P. MidCap Stock Portfolio
                           2002                                   $   12.500000            $  13.839917           3,145.704
                           2003                                       13.839917               17.908201          74,493.323

Dreyfus Socially Responsible Growth Fund, Inc.
                           2002                                   $   12.500000            $  13.763182           1,348.209
                           2003                                       13.763182               17.032974           8,875.543

INVESCO VIF-Utilities Fund Portfolio
                           2002                                   $   12.500000            $  13.751079             436.690
                           2003                                       13.751079               15.897248          10,467.844

Scudder 21st Century Growth Portfolio
                           2002                                   $   12.500000            $  13.661183             348.971
                           2003                                       13.661183               17.530062           7,509.979

Scudder Capital Growth Portfolio
                           2002                                   $   12.500000            $  13.665622           2,439.506
                           2003                                       13.665622               17.014882          31,169.775

Scudder Global Discovery Portfolio
                           2002                                   $   12.500000            $  14.324773              15.942
                           2003                                       14.324773               20.972704          16,717.146

Scudder Growth and Income Portfolio
                           2002                                   $   12.500000            $  13.668514           1,935.245
                           2003                                       13.668514               17.022819          41,670.355

Scudder Health Sciences Portfolio
                           2002                                   $   12.500000            $  13.026090           1,684.085
                           2003                                       13.026090               17.077106          23,733.796

Scudder International Portfolio
                           2002                                   $   12.500000            $  13.335785           2,474.736
                           2003                                       13.335785               16.735799          74,666.881

Scudder Aggressive Growth Portfolio
                           2002                                   $   12.500000            $  14.727373               0.000
                           2003                                       14.727373               19.338952           7,954.245

Scudder Blue Chip Portfolio
                           2002                                   $   12.500000            $  13.476913           2,553.754
                           2003                                       13.476913               16.812834          80,970.155

                                                                                         PORTFOLIO SHARES

                                                                  UNIT VALUE AT            UNIT VALUE AT       NUMBER OF UNITS
                 SUB ACCOUNT                                      START OF YEAR             END OF YEAR        AT END OF YEAR
                 -----------                                      -------------          ----------------      ---------------
Scudder Contrarian Value Portfolio
                           2002                                   $   12.500000            $  13.999357           1,533.310
                           2003                                       13.999357               18.212076          35,378.589

Scudder Global Blue Chip Portfolio
                           2002                                   $   12.500000            $  13.619519             745.451
                           2003                                       13.619519               17.285658          52,374.661

Scudder Government Securities Portfolio
                           2002                                   $   12.500000            $  12.610916          22,802.712
                           2003                                       12.610916               12.637795         215,389.894

Scudder Growth Portfolio
                           2002                                   $   12.500000            $  13.669425              11.186
                           2003                                       13.669425               16.707116          17,032.430

Scudder High Income Portfolio
                           2002                                   $   12.500000            $  13.280205           9,325.428
                           2003                                       13.280205               16.224879         114,211.115

Scudder International Select Equity Portfolio
                           2002                                   $   12.500000            $  13.545401           1,134.899
                           2003                                       13.545401               17.252828          40,813.577

Scudder Investment Grade Bond Portfolio
                           2002                                   $   12.500000            $  12.654554           5,127.137
                           2003                                       12.654554               13.046399         191,977.734

Scudder Strategic Income Portfolio
                           2003                                   $   12.500000            $  12.703461          32,193.933

Scudder Money Market Portfolio
                           2002                                   $   12.500000            $  12.487876           3,544.062
                           2003                                       12.487876               12.341357         179,728.821

Scudder Small Cap Growth Portfolio
                           2002                                   $   12.500000            $  14.242205           2,496.603
                           2003                                       14.242205               18.573505          47,927.841

Scudder Technology Growth Portfolio
                           2002                                   $   12.500000            $  15.717172           2,357.881
                           2003                                       15.717172               22.611455          17,718.444

Scudder Total Return Portfolio
                           2002                                   $   12.500000            $  13.181932           3,228.619
                           2003                                       13.181932               15.250142          63,630.462

SVS Davis Venture Value Portfolio
                           2002                                   $   12.500000            $  14.096398           1,717.507
                           2003                                       14.096398               17.953974          62,273.649

SVS Dreman Financial Services Portfolio
                           2002                                   $   12.500000            $  14.603846           1,306.577
                           2003                                       14.603846               18.357075          19,799.133

SVS Dreman High Return Equity Portfolio
                           2002                                   $   12.500000            $  14.568071           9,487.941
                           2003                                       14.568071               18.850967         236,381.113

SVS Dreman Small Cap Value Portfolio
                           2002                                   $   12.500000            $  13.648533           3,482.105
                           2003                                       13.648533               19.026296          78,926.947

SVS Eagle Focused Large Cap Growth Portfolio
                           2002                                   $   12.500000            $  13.678801             356.976
                           2003                                       13.678801               16.980634          29,199.249

SVS Focus Value + Growth Portfolio
                           2002                                   $   12.500000            $  14.142452           1,027.671
                           2003                                       14.142452               18.411374          14,275.622


                                                                                         PORTFOLIO SHARES

                                                                  UNIT VALUE AT            UNIT VALUE AT       NUMBER OF UNITS
                 SUB ACCOUNT                                      START OF YEAR             END OF YEAR        AT END OF YEAR
                 -----------                                      -------------          ----------------      ---------------
SVS Index 500 Portfolio
                           2002                                   $   12.500000            $  14.004948           4,019.252
                           2003                                       14.004948               17.583220          86,228.771

SVS INVESCO Dynamic Growth Portfolio
                           2002                                   $   12.500000            $  14.398739             405.900
                           2003                                       14.398739               19.166426          25,261.668

SVS Janus Growth And Income Portfolio
                           2002                                   $   12.500000            $  13.533986             498.650
                           2003                                       13.533986               16.577736          46,513.580

SVS Janus Growth Opportunities Portfolio
                           2002                                   $   12.500000            $  13.851397             503.834
                           2003                                       13.851397               17.208598          27,423.414

SVS MFS Strategic Value Portfolio
                           2002                                   $   12.500000            $  14.490506           1,268.494
                           2003                                       14.490506               18.018019          60,255.662

SVS Oak Strategic Equity Portfolio
                           2002                                   $   12.500000            $  15.332670           1,188.619
                           2003                                       15.332670               22.503002          19,566.844

SVS Turner MidCap Growth Portfolio
                           2002                                   $   12.500000            $  13.975119           2,184.099
                           2003                                       13.975119               20.365660          34,942.068

Scudder Real Estate Securities Portfolio
                           2003                                   $   12.500000            $  15.267699          12,746.884

Units under this series of contracts were first credited under the subaccounts on September 16, 2002, except in the following instances:

Scudder  Strategic  Income,  and Scudder Real Estate Securities where units were first credited on May 1, 2003.

           TABLE OF ACCUMULATION UNIT VALUES FOR WEALTHMARK CONTRACTS
                              (NOT REFLECTING EER)


                                                                           PORTFOLIO SHARES

                                                            UNIT VALUE AT    UNIT VALUE AT   NUMBER OF UNITS
                 SUB ACCOUNT                                START OF YEAR     END OF YEAR    AT END OF YEAR
                 -----------                                -------------    --------------  ---------------
Alger American Balanced Portfolio
                         2002                                $ 12.500000      $ 12.805399       16,012.068
                         2003                                  12.805399        14.992568      926,292.542

Alger American Leveraged AllCap Portfolio
                         2002                                $ 12.500000      $ 12.635201       13,628.389
                         2003                                  12.635201        16.724725      178,101.519

Credit SuisseTrust-Emerging Markets Portfolio
                         2002                                $ 12.500000      $ 13.345774        2,871.072
                         2003                                  13.345774        18.803321      132,213.364

Credit Suisse Trust-Global Post-Venture Capital Portfolio
                         2002                                $ 12.500000      $ 13.561223          361.748
                         2003                                  13.561223        19.746145       17,979.511

Dreyfus I.P. MidCap Stock Portfolio
                         2002                                $ 12.500000      $ 13.846357       30,194.419
                         2003                                  13.846357        17.952346      657,052.947

Dreyfus Socially Responsible Growth Fund, Inc.
                         2002                                $ 12.500000      $ 13.769592        4,103.083
                         2003                                  13.769592        17.074978       58,271.872

INVESCO VIF-Utilities Fund Portfolio
                         2002                                $ 12.500000      $ 13.757466        5,495.399
                         2003                                  13.757466        15.936457      101,579.727

Scudder 21st Century Growth Portfolio
                         2002                                $ 12.500000      $ 13.667541        8,405.592
                         2003                                  13.667541        17.573287      172,058.510

Scudder Capital Growth Portfolio
                         2002                                $ 12.500000      $ 13.671980       23,253.693
                         2003                                  13.671980        17.056831      476,740.573

Scudder Global Discovery Portfolio
                         2002                                $ 12.500000      $ 14.331432        4,781.246
                         2003                                  14.331432        21.024402      137,718.018

Scudder Growth and Income Portfolio
                         2002                                $ 12.500000      $ 13.674880        7,942.708
                         2003                                  13.674880        17.064795      238,148.665

Scudder Health Sciences Portfolio
                         2002                                $ 12.500000      $ 13.032160       11,991.823
                         2003                                  13.032160        17.119230      288,443.354

Scudder International Portfolio
                         2002                                $ 12.500000      $ 13.341991       20,073.310
                         2003                                  13.341991        16.777081      274,115.988

Scudder Aggressive Growth Portfolio
                         2002                                $ 12.500000      $ 14.734222        3,726.229
                         2003                                  14.734222        19.386626       80,944.936

Scudder Blue Chip Portfolio
                         2002                                $ 12.500000      $ 13.483188       17,806.300
                         2003                                  13.483188        16.854301      444,498.600

                                                                           PORTFOLIO SHARES

                                                            UNIT VALUE AT    UNIT VALUE AT  NUMBER OF UNITS
                 SUB ACCOUNT                                START OF YEAR     END OF YEAR   AT END OF YEAR
                 -----------                                -------------    -------------- ---------------

Scudder Contrarian Value Portfolio
                         2002                                $ 12.500000      $ 14.005872       9,195.256
                         2003                                  14.005872        18.256976     354,800.697
Scudder Global Blue Chip Portfolio
                         2002                                $ 12.500000      $ 13.625858      11,875.687
                         2003                                  13.625858        17.328288     113,784.098

Scudder Government Securities Portfolio
                         2002                                $ 12.500000      $ 12.616785      75,808.799
                         2003                                  12.616785        12.668989   1,152,570.938

Scudder Growth Portfolio
                         2002                                $ 12.500000      $ 13.675788         541.943
                         2003                                  13.675788        16.748311     162,156.519

Scudder High Income Portfolio
                         2002                                $ 12.500000      $ 13.286385      21,075.719
                         2003                                  13.286385        16.264897     705,207.719

Scudder International Select Equity Portfolio
                         2002                                $ 12.500000      $ 13.551701      15,410.928
                         2003                                  13.551701        17.295376     400,007.826

Scudder Investment Grade Bond Portfolio
                         2002                                $ 12.500000      $ 12.660448      69,290.083
                         2003                                  12.660448        13.078606   1,336,423.672

Scudder Strategic Income Portfolio
                         2003                                $ 12.500000      $ 12.720176     184,098.061

Scudder Money Market Portfolio
                         2002                                $ 12.500000      $ 12.493692      96,700.807
                         2003                                  12.493692        12.371821     742,432.212

Scudder Small Cap Growth Portfolio
                         2002                                $ 12.500000      $ 14.248827      16,033.063
                         2003                                  14.248827        18.619291     308,517.469

Scudder Technology Growth Portfolio
                         2002                                $ 12.500000      $ 15.724471       8,021.912
                         2003                                  15.724471        22.667138     182,467.293

Scudder Total Return Portfolio
                         2002                                $ 12.500000      $ 13.188068      17,637.721
                         2003                                  13.188068        15.287760     581,153.478

SVS Davis Venture Value Portfolio
                         2002                                $ 12.500000      $ 14.102955      29,890.008
                         2003                                  14.102955        17.998252     620,132.448

SVS Dreman Financial Services Portfolio
                         2002                                $ 12.500000      $ 14.610637      13,417.380
                         2003                                  14.610637        18.402350     218,879.547

SVS Dreman High Return Equity Portfolio
                         2002                                $ 12.500000      $ 14.574840      85,879.713
                         2003                                  14.574840        18.897440   1,367,242.678

SVS Dreman Small Cap Value Portfolio
                         2002                                $ 12.500000      $ 13.654885      46,577.210
                         2003                                  13.654885        19.073169     659,731.801

SVS Eagle Focused Large Cap Growth Portfolio
                         2002                                $ 12.500000      $ 13.685173      21,075.025
                         2003                                  13.685173        17.022514     351,289.552

SVS Focus Value + Growth Portfolio
                         2002                                $ 12.500000      $ 14.149028       8,612.070
                         2003                                  14.149028        18.456762     114,320.611

                                                                           PORTFOLIO SHARES

                                                            UNIT VALUE AT    UNIT VALUE AT  NUMBER OF UNITS
                 SUB ACCOUNT                                START OF YEAR     END OF YEAR   AT END OF YEAR
                 -----------                                -------------    -------------- ---------------
SVS Index 500 Portfolio
                         2002                                $ 12.500000      $ 14.011463      29,540.942
                         2003                                  14.011463        17.626575     595,367.735

SVS INVESCO Dynamic Growth Portfolio
                         2002                                $ 12.500000      $ 14.405433       4,368.278
                         2003                                  14.405433        19.213671      82,530.604
SVS Janus Growth And Income Portfolio
                         2002                                $ 12.500000      $ 13.540286      16,059.225
                         2003                                  13.540286        16.618620     336,702.379
SVS Janus Growth Opportunities Portfolio
                         2002                                $ 12.500000      $ 13.857843       5,064.244
                         2003                                  13.857843        17.251027     122,951.843
SVS MFS Strategic Value Portfolio
                         2002                                $ 12.500000      $ 14.497241      14,487.947
                         2003                                  14.497241        18.062460     264,040.741
SVS Oak Strategic Equity Portfolio
                         2002                                $ 12.500000      $ 15.339790      11,652.539
                         2003                                  15.339790        22.558419     201,203.675
SVS Turner MidCap Growth Portfolio
                         2002                                $ 12.500000      $ 13.981623      28,656.414
                         2003                                  13.981623        20.415849     278,004.273
Scudder Real Estate Securities Portfolio
                         2003                                $ 12.500000      $ 15.287771     184,633.282

Units under this series of contracts were first credited under the subaccounts on September 16, 2002, except in the following instances:

Scudder  Strategic  Income,  and Scudder Real Estate Securities where units were first credited on May 1, 2003.

                                     PART B

         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION


                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H


                                       OF


               THE MANUFACTURERS LIFE INSURANCE COMPANY  (U.S.A.)



                 FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.




                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029


             Statement of Additional Information Dated May 1, 2004.

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................    3
ACCUMULATION UNIT VALUE TABLES..............................    3
SERVICES....................................................    3
Independent Auditors........................................    3
Servicing Agent.............................................    3
Principal Underwriter.......................................    3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...................   A-1

GENERAL INFORMATION AND HISTORY


The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "Variable Account") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA . As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.



Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



ACCUMULATION UNIT VALUE TABLES



THE ACCUMULATION UNIT VALUE TABLES ARE LOCATED IN APPENDIX U OF THE PRODUCT PROSPECTUS.


SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2003 and for each of the two years in the period ended December 31, 2003, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT


Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



                  daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;


                  semimonthly commission statements;

                  monthly summaries of agent production and daily transaction reports;


                  semiannual statements for contract owners; and annual contract owner tax reports.


We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.


PRINCIPAL UNDERWRITER



Manulife Financial Securities LLC) ("Manulife Financial Securities"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to Manulife Financial Securities in 2003, 2002 and MSS in 2001 were $293,120,491, $275,138,774 and $202,486,965, respectively. Manulife Financial Securities and MSS did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE
                                INSURANCE COMPANY
                                    (U.S.A.)

                              AUDITED CONSOLIDATED
                         U.S. GAAP FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2003, 2002 AND 2001

                            [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS..........................................................................       1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS........................................................................       2
     CONSOLIDATED STATEMENTS OF INCOME..................................................................       3
     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS..........................................       4
     CONSOLIDATED STATEMENTS OF CASH FLOWS..............................................................       5
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.........................................................       7

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States.

As described in note 1, The Manufacturers Life Insurance Company (U.S.A.) merged with Manulife Reinsurance Corporation (U.S.A.) on January 1, 2002. The comparative financial statements for 2001 represent the combined financial statements of The Manufacturers Life Insurance Company (U.S.A.) and Manulife Reinsurance Corporation (U.S.A.).


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 8, 2004

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

                As at December 31 ($US millions)
                             ASSETS                                                        2003               2002
                             ------                                                        ----               ----
INVESTMENTS:

Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2003  $9,827; 2002 $10,816)                      $   10,653          $   11,869
       Equity (cost: 2003 $401; 2002 $674)                                                     475                 679
Mortgage loans                                                                               2,187               1,921
Real estate                                                                                  1,259               1,078
Policy loans                                                                                 2,532               2,369
Short-term investments                                                                         564                 302
                                                                                        ----------          ----------
TOTAL INVESTMENTS                                                                       $   17,670          $   18,218
                                                                                        ----------          ----------
Cash and cash equivalents                                                               $      972          $      718
Deferred acquisition costs                                                                   3,154               2,731
Due from affiliates                                                                          2,330                 618
Amounts recoverable from reinsurers                                                          1,140               1,215
Other assets                                                                                   717                 674
Separate account assets                                                                     43,694              29,929
                                                                                        ----------          ----------
TOTAL ASSETS                                                                            $   69,677          $   54,103
                                                                                        ==========          ==========
LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES:

Policyholder liabilities and accruals                                                   $   20,428          $   19,447
Net deferred tax liability                                                                     426                 196
Due to affiliate                                                                               289                 122
Notes payable to parent                                                                          -                 370
Other liabilities                                                                            1,265                 857
Separate account liabilities                                                                43,694              29,929
                                                                                        ----------          ----------
TOTAL LIABILITIES                                                                       $   66,102          $   50,921
                                                                                        ==========          ==========
CAPITAL AND SURPLUS:

Capital stock                                                                           $        5          $        5
Retained earnings                                                                            2,777               2,666
Accumulated other comprehensive income                                                         793                 511
                                                                                        ----------          ----------
TOTAL CAPITAL AND SURPLUS                                                               $    3,575          $    3,182
                                                                                        ----------          ----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                  $   69,677          $   54,103
                                                                                        ==========          ==========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

        FOR THE YEARS ENDED DECEMBER 31
               ($US millions)                                    2003               2002             2001
               --------------                                    ----               ----             ----
REVENUE:

     Premiums                                                  $    955          $    1,002         $ 1,044
     Fee income                                                   1,101                 930             903
     Net investment income                                        1,174               1,157           1,184
     Net realized investment gains (losses)                         160                (222)             56
     Other                                                           11                  4              13
                                                               --------          ----------         -------
TOTAL REVENUE                                                  $  3,401          $    2,871         $ 3,200
                                                               --------          ----------         -------

BENEFITS AND EXPENSES:

     Policyholder benefits and claims                          $  1,829          $    1,606         $ 1,734
     Operating expenses and commissions                             654                 575             617
     Amortization of deferred acquisition costs                     227                  92             276
     Interest expense                                                46                  42              46
     Policyholder dividends                                         377                 370             348
                                                               --------          ----------         -------
TOTAL BENEFITS AND EXPENSES                                    $  3,133          $    2,685         $ 3,021
                                                               --------          ----------         -------
INCOME BEFORE INCOME TAXES                                          268                 186             179
                                                               --------          ----------         -------
INCOME TAX EXPENSE                                                   77                  31              34
                                                               --------          ----------         -------
NET INCOME                                                     $    191          $      155         $   145
                                                               ========          ==========         =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND
SURPLUS

                                                                               ACCUMULATED
                                                                                  OTHER              TOTAL
FOR THE YEARS ENDED DECEMBER 31                      CAPITAL      RETAINED    COMPREHENSIVE       CAPITAL AND
       ($US millions)                                 STOCK       EARNINGS    INCOME (LOSS)         SURPLUS
       --------------                                 -----       --------    -------------         -------
BALANCE, DECEMBER 31, 2000                             $ 5        $  2,366      $     303          $   2,674
Comprehensive income                                     -             145           (150)                (5)
Capital contribution                                     -             125              -                125
Dividend to shareholder                                  -            (125)             -               (125)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2001                             $ 5        $  2,511      $     153          $   2,669
Comprehensive income                                     -             155            358                513
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2002                             $ 5        $  2,666      $     511          $   3,182
                                                       ---        --------      ---------          ---------
Comprehensive income                                     -             191            282                473
Dividend to shareholder                                  -             (80)             -                (80)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2003                             $ 5        $  2,777      $     793          $   3,575
                                                       ---        --------      ---------          ---------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

            FOR THE YEARS ENDED DECEMBER 31
                      ($US millions)                                       2003            2002              2001
                      --------------                                       ----            ----              ----
OPERATING ACTIVITIES:

   Operating cash inflows:

     Premiums                                                           $        972     $   1,018         $   1,014
     Fee income                                                                1,168           981               930
     Net investment income                                                     1,229         1,153             1,211
     Other                                                                        11             4                13
                                                                        ------------     ---------         ---------
     TOTAL OPERATING CASH INFLOWS                                       $      3,380     $   3,156         $   3,168
   Operating cash outflows:

      Benefit payments                                                         1,495         1,480             1,378
      Insurance expenses and taxes                                             1,237         1,180             1,193
      Dividends paid to policyholders                                            373           358               333
      Change in other assets and other liabilities                              (288)         (422)              (83)
                                                                        ------------     ---------         ---------
      TOTAL OPERATING CASH OUTFLOWS                                     $      2,817     $   2,596         $   2,821
                                                                        ------------     ---------         ---------
Net cash provided by operating activities                               $        563     $     560         $     347
                                                                        ------------     ---------         ---------
INVESTING ACTIVITIES:

Fixed-maturity securities sold, matured or repaid                       $     11,223     $   8,634            10,623
Fixed-maturity securities purchased                                           (9,715)       (9,082)          (10,743)
Equity securities sold                                                           530            34               412
Equity securities purchased                                                     (166)         (214)             (587)
Mortgage loans advanced                                                         (564)         (432)             (334)
Mortgage loans repaid                                                            307           186               200
Real estate sold                                                                   -             1                39
Real estate purchased                                                           (197)          (60)              (29)
Policy loans advanced, net                                                      (163)         (143)             (228)
Short-term investments                                                          (262)          (41)              465
Other investments, net                                                            10            (4)              (29)
                                                                        ------------     ---------         ---------
Net cash provided by (used in) investing activities                     $      1,003     $  (1,121)        $    (211)
                                                                        ------------     ---------         ---------
FINANCING ACTIVITIES:

Deposits and interest credited to policyholder account balances         $      1,877     $   1,778         $   1,768
Withdrawals from policyholder account balances                                (1,392)       (1,342)           (1,450)
Unearned revenue                                                                  85           168                 -
Amounts due (from) to affiliates, net                                         (1,516)          101               150
Principal repayment of amounts due to affiliates and parent                     (416)         (211)             (377)
Capital Contribution                                                               -             -               156
Net reinsurance recoverable                                                      132           243               121
Dividend paid to shareholder                                                     (80)            -              (125)
Repaid Funds                                                                      (2)           (2)                -
                                                                        ------------     ---------         ---------
Net cash  (used in)  provided by financing activities                   $     (1,312)    $     735         $     243
                                                                        ------------     ---------         ---------
Increase in cash and cash equivalents during the period                 $        254     $     174         $     379
Cash and cash equivalents at beginning of year                                   718           544               165
                                                                        ------------     ---------         ---------
BALANCE, END OF PERIOD                                                  $        972     $     718         $     544
                                                                        ============     =========         =========

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      FOR THE YEARS ENDED DECEMBER 31
                                ($US millions)                                    2003               2002             2001
                                --------------                                    ----               ----             ----
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

   NET INCOME                                                                    $    191           $   155          $   145
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES

     Net Realized  (gains) losses                                                    (160)              222              (56)
     Net depreciation, amortization of bond premium discount and other
       investment related items                                                        55                (5)              27
     Addition to policyholder liabilities and accruals                                334               126              356
     Deferred acquisition costs                                                      (651)             (567)            (543)
     Amortization of deferred acquisition costs                                       227                92              276
     Increase in deferred tax liability, net                                          143                83               96
     Interest expense                                                                  46                42               46
     Policyholder dividends                                                             4                12               15
     Change in other assets and other liabilities                                     288               422               83
     Other, net                                                                        86               (22)             (98)

                                                                                 --------           -------          -------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                        $    563           $   560          $   347
                                                                                 ========           =======          =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                DECEMBER 31, 2003
                           (IN MILLIONS OF US DOLLARS)

1.       ORGANIZATION AND BASIS OF PRESENTATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

         Effective January 1, 2002, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), the former direct parent of ManUSA, and The Manufacturers Life Insurance Company of North America ("MNA"), a former subsidiary of ManUSA, were merged with and into ManUSA to continue under the name The Manufacturers Life Insurance Company (U.S.A.). MRC was the sole shareholder of ManUSA. Shares of ManUSA held by MRC were cancelled and ManUSA issued new shares to MRC's sole shareholder, The Manufacturers Investment Corporation ("MIC").

         Pursuant to the merger on January 1, 2002, MRC transferred its 100% interest in Manulife Reinsurance Limited (Bermuda) ("MRL"), a Bermuda based company, to MIC and as a result, MRL remains a sister company to ManUSA and a 100% controlled subsidiary of MIC.

         The amalgamation of ManUSA and MRC represents the combination of businesses under common control and has been accounted for using "pooling-of-interests" accounting. The accompanying comparative financial statements for 2001 are restated based on the assumption that the companies have been combined since January 1, 2000 and exclude MRL which is currently a subsidiary of MIC. The following is a reconciliation of the amounts of revenue and net income previously reported for 2001 with the restated amounts:

FOR THE YEAR ENDED DECEMBER 31                 2001

TOTAL REVENUE:

As previously reported by ManUSA              $ 2,859

MRC, excluding MRL                                341
                                              -------

AS RESTATED                                   $ 3,200
                                              -------

NET INCOME:

As previously reported by ManUSA

                                              $    41

MRC, excluding MRL                                104
                                              -------

AS RESTATED                                   $   145
                                              -------

1.       ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

         Prior to January 1, 2002, ManUSA and MRC, in the normal course of business, entered into certain reinsurance and administrative transactions. These intercompany transactions have been eliminated in the accompanying consolidated financial statements and in the preceding table.

         In addition, on January 1, 2002, all of the in force operations of The Manufacturers Life Insurance Company of America ("MLA"), a subsidiary of ManUSA, were transferred to ManUSA by way of an assumption reinsurance agreement and dividend declaration. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Also effective January 1, 2002, Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into ManUSA. All of these transactions have been reflected in these consolidated financial statements at carrying value.

         ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.       SIGNIFICANT ACCOUNTING POLICIES

   A)    RECENT ACCOUNTING STANDARDS

         The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 141, "Business Combinations," ("SFAS 141") and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). Both of these Statements were adopted by the Company effective for fiscal periods commencing January 1, 2002. SFAS 141 requires that all business combinations, other than those for businesses under common control, be accounted for using the purchase method and provides specific criteria for recognizing intangible assets separately from goodwill. Under SFAS 142, goodwill and intangible assets with an indefinite useful life are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. As at December 31, 2003, goodwill amounted to $62 (2002 - $62) and is recorded in other assets in the consolidated balance sheets. The Company has reviewed the new standards and determined that its goodwill is not impaired.

         The following table presents the restated net income for 2001 assuming retroactive application of the provisions of SFAS 142:

         FOR THE YEAR ENDED DECEMBER 31                                                              2001
         ------------------------------                                                            --------
Net income as reported                                                                             $    145

Addback:  Goodwill amortization, net of tax                                                               2
                                                                                                   --------

NET INCOME, EXCLUDING GOODWILL AMORTIZATION, NET OF TAX                                            $    147
                                                                                                   --------

         In January, 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51",which clarifies the consolidation accounting guidance in Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB No. 51) as it applies to certain entities in which equity investors which do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. This interpretation is effective for the fiscal or interim periods beginning after January 1, 2004 for variable interest entities acquired before February 1, 2003, and in 2003 for variable interest entities created after January 31, 2003. The Company is currently evaluating the impact of this pronouncement.

         In April 2003, the FASB's Derivative Implementation Group (DIG) released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The effective date of the implementation guidance is January 1, 2004. The Company has determined that certain of its reinsurance agreements contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the embedded derivatives or completed its evaluation of the pronouncement.

         In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial statements.

   B)    INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

   C)    DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $3 after tax, included in other comprehensive income as at December 31, 2003, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

   D)    CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

   E)    DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

   F)    POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As at December 31, 2003, participating insurance expressed as a percentage of gross actuarial reserves and account value is 47%.

         For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As at December 31, 2003, $9,315 (2002 - $8,846) of policyholder liabilities and accruals related to the participating policyholders' account is included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2003.

   G)    SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

   H)    REVENUE RECOGNITION

         Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

   I)    POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

   J)    REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

   K)    STOCK-BASED COMPENSATION

         Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with US generally accepted accounting principles, is recorded in the accounts of ManUSA.

   L)    INCOME TAXES

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC., and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA [note 1].

         In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

   M)    FOREIGN EXCHANGE TRANSLATION

         The balance sheet of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date. The statement of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

   N)    COMPARATIVE FIGURES

         Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

   O)    USE OF ESTIMATES

         The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

         During 2003, the Company made adjustments to the amortized costs of its fixed-maturity and equity securities, recognizing $53 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, there were more significant adjustments made to the amortized costs of its fixed-maturity and equity securities by recognizing $177 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. Also in 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3.       INVESTMENTS AND INVESTMENT INCOME

   A)    FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2003, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                                      GROSS
                                                                 GROSS              UNREALIZED
                                     AMORTIZED COST         UNREALIZED GAINS          LOSSES              FAIR VALUE
     AS AT DECEMBER 31             2003         2002       2003        2002       2003       2002       2003        2002
     -----------------             ----         ----       ----        ----       ----       ----       ----        ----
 FIXED-MATURITY SECURITIES:

 U.S. government                  $ 2,536      $ 2,562     $  64      $   (18)   $  197     $    -     $ 2,582     $2,759
 Foreign governments                1,108        1,458       202          314        (3)         -       1,307      1,772
 Corporate                          5,933        6,326       589          639       (23)      (143)      6,499      6,822
 Asset - backed                       250          470        18           47        (3)        (1)        265         516
                                  -------      -------     -----      -------    ------    -------     -------     -------

 TOTAL FIXED-MATURITY              $9,827      $10,816     $ 873      $ 1,197    $  (47)    $ (144)    $10,653     $11,869
 SECURITIES
                                  -------      -------     -----      -------    ------    -------     -------     -------

 EQUITY SECURITIES                   $401      $   714     $  83      $    38    $   (9)    $  (73)    $   475     $   679
                                  -------      -------     -----      -------    ------    -------     -------     -------

         Proceeds from sales of fixed-maturity securities during 2003 were $10,986 (2002 - $8,481 and 2001 - $10,710). Gross gains and losses of
         $251 and $122 respectively, were realized on those sales (2002 - $218 and $154 respectively, 2001 - $230 and $100 respectively). In addition during 2003, other-than-temporary impairments of $10 (2002 - $109, 2001
         - $73) were recognized in income.

         Proceeds from the sale of equity securities during 2003 were $ 530 (2002 - $34 and 2001 - $412). Gross gains and losses of $181 and $147 respectively, were realized on those sales (2002 - $48 and $84 respectively, 2001 - $20 and $31 respectively). In addition during 2003, other-than-temporary impairments of $51 (2002 - $135, 2001 - $48) were recognized in income.

         The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

         At December 31, 2003, there are 323 fixed-income securities that have a gross unrealized loss of $47 of which the single largest unrealized loss is $7. The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

         At December 31, 2003, there are 78 equity securities that have a gross unrealized loss of $9, of which the single largest unrealized loss is $2. The Company anticipates that these equity securities will recover in value.

         The contractual maturities of fixed-maturity securities at December 31, 2003 are shown below.

                AS AT DECEMBER 31, 2003                       AMORTIZED COST             FAIR VALUE
                -----------------------                       --------------             ----------
Fixed-maturity securities, excluding mortgage-backed
securities:

     One year or less                                             $   312                  $    317
     Greater than 1; up to 5 years                                  1,473                     1,565
     Greater than 5; up to 10 years                                 2,802                     3,033
     Due after 10 years                                             4,990                     5,473
Asset - backed securities                                             250                       265
                                                                  -------                  --------
TOTAL FIXED-MATURITY SECURITIES                                   $ 9,827                  $ 10,653
                                                                  -------                  --------

         Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

   B)    MORTGAGE LOANS

         Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

 AS AT DECEMBER 31                                                        2003                  2002
 -----------------                                                        ----                  ----
IMPAIRED LOANS                                                           $   90                $   80
                                                                         ------                ------

Allowance, January 1                                                     $   36                $   50

Deductions                                                                   (5)                  (14)
                                                                         ------                ------

ALLOWANCE, DECEMBER 31                                                   $   31                $   36
                                                                         ------                ------

         All impaired loans have been provided for and no interest is accrued on impaired loans.

   C)    INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31                               2003             2002             2001
-------------------------------                               ----             ----             ----
Fixed-maturity securities                                    $  737           $  729           $  751

Equity securities                                                12               11               11

Mortgage loans                                                  149              139              128

Investment real estate                                           86               88               91

Other investments                                               228              228              239
                                                             ------           ------           ------

Gross investment income                                       1,212            1,195            1,220

Investment expenses                                             (38)             (38)             (36)
                                                             ------           ------           ------

NET INVESTMENT INCOME                                        $1,174           $1,157           $1,184
                                                             ------           ------           ------

   D)    SIGNIFICANT EQUITY INTERESTS

         ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

         As at December 31, 2003, the total assets for Flex I were $296 (2002 - $306 for Flex I and $87 for Flex II 2001 - $396 for both Flex I and Flex II), with total liabilities amounting to $237 (2002 - $248 for Flex I and $77 for Flex II 2001 - $295 for both Flex I and Flex II)). For the year ended December 31, 2003, total net loss amounted to $5 (2002 - $3 for Flex I and $4 for Flex II 2001 $4 for both Flex I and Flex II).

   E)    SECURITIES LENDING

         The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As at December 31, 2003, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $667 and $642 respectively (2002 - $1,316 and $1,407 respectively).

4.       COMPREHENSIVE INCOME

   A)    TOTAL COMPREHENSIVE INCOME WAS AS FOLLOWS:

              FOR THE YEARS ENDED DECEMBER 31                 2003             2002             2001
              -------------------------------                 ----             ----             ----
NET INCOME                                                   $  191           $  155           $  145
                                                             ------           ------           ------

OTHER COMPREHENSIVE  INCOME, NET OF DAC, DEFERRED INCOME
TAXES   AND   OTHER   AMOUNTS    REQUIRED   TO   SATISFY
POLICYHOLDER LIABILITIES:
  Unrealized  holding gains (losses)  arising during the
      year                                                      209              269             (118)

  Minimum pension liability                                      24              (25)              (3)
  Foreign currency translation                                  131               44              (13)
  Less:
  Reclassification  adjustment  for realized  gains and
       losses included in net income                             82              (70)              16
                                                             ------           ------           ------

Other comprehensive income                                      282              358             (150)
                                                             ------           ------           ------

COMPREHENSIVE INCOME                                         $  473           $  513           $   (5)
                                                             ------           ------           ------

         Other comprehensive income is reported net of tax expense (benefit) of $81, $169, and ($74) for 2003, 2002 and 2001, respectively.

   B)    ACCUMULATED OTHER COMPREHENSIVE INCOME IS COMPRISED OF THE FOLLOWING:

           AS AT DECEMBER 31                       2003           2002
           -----------------                       ----           ----
UNREALIZED GAINS :

     Beginning balance                            $ 512          $ 173
     Current period change                          128            339
                                                  -----          -----

     Ending balance                               $ 640          $ 512
                                                  -----          -----
MINIMUM PENSION LIABILITY:

     Beginning balance                            $ (28)         $  (3)
     Current period change                           25            (25)
                                                  -----          -----

     Ending balance                               $  (3)         $ (28)
                                                  -----          -----
FOREIGN CURRENCY:

     Beginning balance                            $  27          $ (17)
     Current period change                          129             44
                                                  -----          -----

     Ending balance                               $ 156          $  27
                                                  -----          -----

ACCUMULATED OTHER COMPREHENSIVE INCOME            $ 793          $ 511
                                                  =====          =====

   C)    UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

                     AS AT DECEMBER 31                                2003             2002
                     -----------------                               -------          -------
Gross unrealized gains                                               $ 1,385          $ 1,234

Gross unrealized losses                                                  (56)            (217)

DAC and other amounts required to satisfy policyholder                  (345)            (237)
      liabilities

Deferred income taxes                                                   (344)            (268)
                                                                     -------          -------

NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE                $   640          $   512
                                                                     -------          -------


5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

     FOR THE YEARS ENDED DECEMBER 31                                       2003                  2002
     -------------------------------                                     -------               --------
Balance, January 1                                                       $ 2,731               $  2,375
Capitalization                                                               651                    568
Amortization                                                                (227)                   (92)
Effect of net unrealized gains on securities
       available-for-sale                                                     (1)                  (118)
                                                                         -------               --------
BALANCE, DECEMBER 31                                                     $ 3,154               $  2,731
                                                                         -------               --------

6.       INCOME TAXES

         The components of income tax expense were as follows:

FOR THE YEARS ENDED DECEMBER 31                                        2003                   2002       2001
-------------------------------                                       ------                 ------    -------
Current (benefit) expense                                             $  (66)                $ (52)     $ (62)

Deferred expense                                                         143                    83         96
                                                                      ------                 -----      -----

TOTAL EXPENSE                                                         $   77                 $  31      $  34
                                                                      ======                 =====      =====

         Income before federal income taxes differs from taxable income principally due to permanent differences, including tax-exempt investment income and dividends received tax deductions, and timing differences which include differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date. The Company's deferred income tax assets (liabilities) are as follows:

FOR THE YEARS ENDED DECEMBER 31                                  2003           2002
-------------------------------                                -------        -------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves                  $   598        $   576

     Investments                                                     1              5

     Policyholder dividends payable                                 11             13

     Net operating loss                                            178            214

     Other deferred tax assets                                      34             60
                                                               -------        -------

Deferred tax assets                                            $   822        $   868
                                                               -------        -------

DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                                $   672        $   548

     Unrealized gains on securities available-for-sale             472            349

     Premiums receivable                                            25             27

     Investments                                                    58             90

     Other deferred tax liabilities                                 21             50
                                                               -------        -------

Deferred tax liabilities                                       $ 1,248        $ 1,064
                                                               -------        -------

NET DEFERRED TAX (LIABILITIES) ASSETS                          $  (426)       $  (196)
                                                               -------        -------

         At December 31, 2003, the Company has operating loss carry forwards of $508 that will begin to expire in 2015, and $3.4 of tax credits with no expiry limitation. At December 31, 2002 and December 31, 2001, the company had operating loss carryforwards of $612 and $266 respectively and $1.4 (in both years) of tax credits.

7.       NOTES PAYABLE TO PARENT

         On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to MIC.

         On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

         On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31, $32, and $31 for 2003, 2002, and 2001, respectively.

8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:

                                                                            2003                   2002
                                                                            ----                   ----
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00                            -                       -
     50,000,000 Common shares, Par value $1.00
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares                                                 5                       5
                                                                          ------                  ----

         As part of the reorganization that was effected January 1, 2002, all of ManUSA's outstanding preferred shares and common shares that were held by MRC were redeemed and then reissued to MIC at the same stated value [note 1].

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA, MRC and their life insurance subsidiaries were as follows:

                                                                              US STATUTORY BASIS
                                                                     --------------------------------------
                                                                       2003           2002        2001
FOR THE YEARS ENDED DECEMBER 31                                      (NOTE 1)       (NOTE 1)  (NOT RESTATED)
--------------------------------                                     --------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income (loss)                                                 $   289        $  (396)      $    55
   Net capital and surplus                                               954          1,078         1,280
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                          $     -        $     -       $  (117)
   Net capital and surplus                                                 -              -           212
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net loss                                                          $     -        $     -       $   (20)
   Net capital and surplus                                                 -              -           100
MANULIFE REINSURANCE CORPORATION (U.S.A.):
   Net income                                                        $     -        $     -       $   171
   Net capital and surplus                                                 -              -         1,359
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net income (loss)                                                 $     2        $   (26)      $   (26)
   Net capital and surplus                                                52             52            34

         As a result of the demutualization of MLI there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS

   A)    EMPLOYEE RETIREMENT PLANS

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"). Effective January 1, 2002, Manulife Wood Logan Inc. employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         Pension benefits are provided to participants of the Plan after 3 years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants,employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2003, the projected benefit obligation to the participants of the Plan was $76 (2002 - $66), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). The fair value of the Plan assets totaled $71 (2002 - $60).

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

         Benefits under the Supplemental Plan are provided to participants who terminate after 3 years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are equal to the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         At December 31, 2003, the projected benefit obligation to the participants of the Supplemental Plan was $26 (2002 - $25), which was based on an assumed interest rate of 6.0% (2002 - 6.75%).

   B)    401(K) PLAN

         The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2003 (2002 - $3).

   C)    POST-RETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2003, the benefit obligation of the postretirement benefit plan was $29 (2002 - $23), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2003 were $2 (2002 - $2).

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                           EMPLOYEE                  POSTRETIREMENT
                                                          RETIREMENT                     BENEFIT
                                                            PLANS                          PLAN
                                                     --------------------------- ----------------------
                 AS AT DECEMBER 31                   2003            2002          2003           2002
                 -----------------                   ----            ----          ----           ----
CHANGE IN BENEFIT OBLIGATION

Benefit obligation at beginning of year              $ (90)         $ (81)         $ (23)         $ (21)
Service cost                                            (5)            (4)            (1)            (1)
Interest cost                                           (6)            (6)            (2)            (1)
Actuarial loss                                          (8)            (6)            (4)            (1)
Benefits paid                                            7              7              1              1
                                                     -----          -----          -----          -----

Benefit obligation at end of year                    $(102)         $ (90)         $ (29)         $ (23)
                                                     -----          -----          -----          -----
CHANGE IN PLAN ASSETS

Fair value of plan assets at beginning of year       $  60          $  74          $   -          $   -

Actual return on plan assets                            16            (10)             -              -
Employer contribution                                    2              3              1              1
Benefits paid                                           (7)            (7)            (1)            (1)
                                                     -----          -----          -----          -----

Fair value of plan assets at end of year             $  71          $  60          $   -          $   -
                                                     -----          -----          -----          -----
Funded status                                        $ (31)         $ (30)         $ (29)         $ (23)
Unrecognized transition asset                           (1)            (3)             -              -
Unrecognized actuarial loss (gain)                      50             52             (6)           (11)
Unrecognized prior service cost                          3              3              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----
Amounts recognized in consolidated balance
   sheets consist of:

   Prepaid benefit cost                              $  39          $   -          $   -          $   -
   Accrued benefit liability                           (24)           (24)           (35)           (34)
   Intangible asset                                      1              3              -              -
   Accumulated other comprehensive income                5             43              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----

                                                            EMPLOYEE            POST-RETIREMENT
                                                           RETIREMENT                BENEFIT
                                                             PLANS                     PLAN
                                                   --------------------------- --------------------
      AS AT DECEMBER 31                               2003           2002        2003          2002
      -----------------                               ----           ----        ----          ----
WEIGHTED AVERAGE ASSUMPTIONS

Discount rate                                         6.00%         6.75%        6.00%        6.75%
Expected return on plan assets                        8.25%         8.50%         N/A          N/A
Rate of compensation increase                         5.00%         5.00%        5.00%        5.00%
Cost-of-living increase                               3.00%         3.00%         N/A          N/A

         On December 31, 2003, the accrued postretirement benefit plan obligation was $29. The postretirement benefit obligation for eligible active employees was $5. The amount of the postretirement benefit obligation for ineligible active employees was $8. For measurement purposes as at December 31, 2003, an 11.00% annual rate of increase in the per capita cost of covered health care benefits were assumed for 2003 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN (CONTINUED)

                                                               EMPLOYEE                POST-RETIREMENT
                                                              RETIREMENT                   BENEFIT
                                                                 PLANS                      PLAN
                                                          ---------------------- ------------------------
             AS AT DECEMBER 31                            2003           2002         2003         2002
             -----------------                            ----           ----         ----         ----
COMPONENTS OF NET PERIODIC  BENEFIT COST FOR PLAN
   SPONSOR
Service cost                                              $  5           $   4       $    1       $     1
Interest cost                                                6               6            2             1
Expected return on plan assets                              (7)             (7)           -             -
Amortization of net transition obligation                   (3)             (2)           -             -
Recognized actuarial loss (gain)                             2               -           (1)           (1)
                                                          ----           -----       ------       -------

NET PERIODIC BENEFIT COST                                 $  3           $   1       $    2       $     1
                                                          ----           -----       ------       -------

         For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $25, $24, and $nil respectively as at December 31, 2003 and $90, $84, and $61 respectively as of December 31, 2002.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2003 reported expenses:


                                                        ONE-PERCENTAGE-POINT      ONE-PERCENTAGE-POINT
                                                              INCREASE                   DECREASE
                                                              --------                   --------
Effect  on  total  of  service  and   interest cost
components                                                    $    1                    $     -
Effect on post-retirement benefit obligation                  $    4                    $    (3)

10.      STOCK BASED COMPENSATION

         There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding 4 years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

         Details of outstanding options relating to the employees of ManUSA are as follows:

                                                           2003                                 2002
                                          -----------------------------------------------------------------------
                                                                    Weighted                         Weighted
                                          Number of options         average            Number of      average
                                               options           exercise price         options      exercise
For the years ended December 31              (thousands)             (Cdn.)           (thousands)   price (Cdn.)
-------------------------------              -----------             ------           -----------   ------------
Outstanding, January 1                           1,672              $  40.37             1,000          $ 38.36
Granted                                            270              $  36.38               764          $ 42.76
Exercised                                           (9)             $  37.75               (20)         $ 31.91
Forfeited / Cancelled                             (143)             $  41.27               (72)         $ 40.12
                                                 -----              --------             -----          -------
Outstanding, December 31                         1,790              $  38.54             1,672          $ 40.37
                                                 =====              ========             =====          =======
Exercisable, as at December 31                     832              $  38.43               626          $ 37.23
                                                 =====              ========             =====          =======

         The exercise price of stock options outstanding range from Cdn. $31.60 to Cdn. $46.95 and have a weighted average contractual remaining life of 7.5 years.

         The weighted average fair value of each option granted by MFC in 2003 has been estimated at Cdn. $10.75 (2002 - Cdn.$13.85 ) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 4.8% (2002 - 5.2%), dividend yield of 1.8% (2002 - 1.4%), expected volatility of 25% (2002 - 25%) and expected life of 7 years (2002 - 7 years).

         Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense, of $1 during the year ended December 31, 2003.

         In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a 4-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2003 and 2002. The number of DSUs outstanding was 170,209 as at December 31, 2003 (2002 - 154,608).
         ManUSA recorded compensation expense of $1 related to DSUs granted by MFC to its employees (2002 - $1, 2001 - $1).

         Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

         The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

         During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period. At December 31 there were 217,884 RSU's outstanding for eligible employees. The Company recorded a compensation expense related to RSUs of $1, for the year ended December 31, 2003.

11.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments are as follows:

                                      NOTIONAL OR CONTRACT
                                             AMOUNTS             CARRYING VALUE            FAIR VALUE
                                             -------             --------------            ----------
AS AT DECEMBER 31                       2003        2002         2003        2002        2003       2002
-----------------                       ----        ----         ----        ----        ----       ----
Interest rate & currency swaps &
floors                                 $  830      $1,039       $ (34)       $(15)       $(34)      $(15)

Interest rate option written               12          22          (1)         (2)         (1)        (2)

Equity Contracts                            9           2           -           -           -          -

Currency forwards                         276       1,040          25           5          25          5
                                       ------      ------       -----        ----        ----       ----

TOTAL DERIVATIVES                      $1,127      $2,103       $ (10)       $(12)       $(10)      $(12)
                                       ------      ------       -----        ----        ----       ----

         Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2003 were as follows:

                                         CARRYING VALUE     FAIR VALUE
                                         --------------     ----------
ASSETS:
   Fixed-maturity and equity securities  $       11,128     $    11,128
   Mortgage loans                                 2,187           2,419
   Policy loans                                   2,532           2,532
       Short term investments                       564             564
LIABILITIES:
   Insurance investment contracts        $        2,365     $     2,333
   Derivative financial instruments                  10              10

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS: Carrying values approximate fair values.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $254 in 2003 ( 2002- $277 and 2001- $272 ).

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On December 20, 2002, the Company entered into a reinsurance agreement with MRL, to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $123 in 2003 ( 2002 -$168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2003 is $253.

         On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the 2003 agreement. Included in amounts due from affiliates is $nil (2002 - $487) representing the receivable from MRL for the transferred assets which are accounted for in a similar manner as invested assets available-for-sale. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which is reported as a reduction of other revenue in 2003.

         On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,223 (2002 - $nil) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

         Pursuant to a promissory note dated December 19, 2000, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however the loan is normally renegotiated at each year end. Interest is calculated at a fluctuating rate equivalent to LIBOR plus 39 basis points (32 basis points in 2002) and is payable quarterly commencing March 28, 2001. On December 30, 2002, the Company repaid $177 ($279 Canadian) of the principal balance outstanding. The remaining principal outstanding is $74 ($96 Canadian) and $61 ($96 Canadian) on December 31, 2003 and 2002 respectively.

         On December 29 2001, ManUSA entered into a one-year agreement with MLI to swap $250 ($375 Canadian) at 3-month Banker's Acceptance note plus
         31.34 basis points for US $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss reported on the maturity of the swap. On December 29, 2002, ManUSA entered into a one year agreement with MLI to swap Cdn$96 at 3-month Banker's Acceptance note plus 32 basis points for US$61 at a 3-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one year agreement to swap Cdn$96 at 3-month Banker's Acceptance note plus 39 basis points for US$71 at a 3-month LIBOR plus 25 basis points.

         A promissory note dated August 7, 2001, was issued by MNA to an affiliate MHHL, pursuant to a Credit Agreement of the same date, with respect to an initial loan of $3.8. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 3.06% at December 31, 2003.

         Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 ($125 Canadian) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10 which was recorded as a realized investment gain.

         As at December 31, 2003, the Company had a total of 2 (2002 - 3) inter-company loans to MRL with a carrying value of $19 (2002 - $27). One of the loans, with a carrying value of $1, matured on December 31, 2003 and was fully paid on January 6, 2004. The other loan matures on May 11, 2006 and bears interest at LIBOR plus 60 basis points. The rate at December 31, 2003 was 1.76%.

         The Company has a liquidity pool in which affiliates can invest their excess cash. The resulting economies of scale allow the Company to earn a spread over the amount it pays its affiliates and the affiliates to earn improved returns on their excess cash. The maximum amount of each affiliate's participation is set by the Company's board.

         Each affiliate's participation in the liquidity pool is evidenced by a grid promissory note issued by the Company with the following terms:

         (1)      A term of approximately ten (10) years;

         (2) Interest payable on the funds is reset daily to the one-month US Dollar London Inter-Bank Bid ("LIBID");

         (3)      Accrued interest is capitalized on the last day of each month;

         (4) The Company can repay, and the lender can require the payment of, all or part of the lender's outstanding balance at any time upon two days prior written notice to the other;

         (5) The unpaid principal plus interest may be reduced to zero from time to time without affecting the validity of the note.

         None of the affiliates are permitted to use the liquidity pool to borrow for their short term cash needs.

         The following table identifies the affiliates and outlines the details of their participation in the Company's liquidity pool:

          AFFILIATE                 LIMIT       EXPIRATION DATE                2003               2002
          ---------                 -----       ---------------                ----               ----
MIC                                 $100           02/24/2012                  $ 34               $10
MRL                                 $ 75           12/31/2012                    71                47
MRBL                                $ 75           12/31/2013                    50                 -
MRBL Reinsurance Trust              $200           12/31/2013                    58                 -
TOTAL                                                                          $213               $57

         The amounts are included in due to affiliates.

14.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         Reinsurance premiums are included in premium revenue as follows:

FOR THE YEARS ENDED DECEMBER 31                                      2003           2002         2001
-------------------------------                                      ----           ----         ----
Direct premiums                                                     $1,011        $ 1,011       $  995

Reinsurance assumed                                                    309            323          369

Reinsurance ceded                                                     (365)          (332)        (320)
                                                                    ------        -------       ------

TOTAL PREMIUMS                                                      $  955        $ 1,002       $1,044
                                                                    ------        -------       ------

         Reinsurance recoveries on ceded reinsurance contracts were $309, $311, and $416 during 2003, 2002 and 2001, respectively.

15.       CONTINGENCIES AND COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $12 for 2004, and $11 for 2005 and thereafter. There were no other material operating leases in existence at the end of 2003.

A U D I T E D  F I N A N C I A L  S T A T E M E N T S

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A)

Years ended December 31, 2003 and 2002

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors....................................................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...................................................................   4
Statements of Operations and Changes in Contract Owners' Equity...................................................   9
Notes to Financial Statements.....................................................................................  94

                         Report of Independent Auditors

To the Contract Owners of

The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, Quantitative Equity -- Class A, Quantitative Equity -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Balanced -- Class A, Balanced -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, International Index -- Class A, International Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2003, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 22, 2004                                               [ERNST & YOUNG LLP]

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2003

ASSETS
   Investments at market value:
      Sub-accounts held by Manufacturers Investment Trust:
        Strategic Opportunities Portfolio -- Class A-- 45,344,400 shares (cost $642,385,624)        $  441,654,461
        Strategic Opportunities Portfolio -- Class B-- 2,231,828 shares (cost $19,057,139)              21,671,048
        Investment Quality Bond Portfolio -- Class A-- 20,148,559 shares (cost $239,128,848)           253,468,871
        Investment Quality Bond Portfolio -- Class B-- 4,338,943 shares (cost $53,357,343)              54,453,733
        Growth & Income Portfolio -- Class A-- 58,421,431 shares (cost $1,589,306,377)               1,273,002,987
        Growth & Income Portfolio -- Class B-- 4,038,627 shares (cost $74,215,222)                      87,718,980
        Blue Chip Growth Portfolio -- Class A-- 54,372,762 shares (cost $966,163,300)                  841,690,349
        Blue Chip Growth Portfolio -- Class B-- 6,038,110 shares (cost $78,217,422)                     93,168,042
        Money Market Portfolio -- Class A-- 47,529,496 shares (cost $475,294,961)                      475,294,961
        Money Market Portfolio -- Class B-- 16,418,325 shares (cost $164,183,251)                      164,183,251
        Global Equity Portfolio -- Class A-- 22,701,271 shares (cost $317,412,371)                     297,613,656
        Global Equity Portfolio -- Class B-- 1,422,451 shares (cost $15,649,795)                        18,591,440
        Global Bond Portfolio -- Class A-- 9,657,784 shares (cost $128,127,038)                        148,150,414
        Global Bond Portfolio -- Class B-- 3,873,460 shares (cost $54,992,744)                          59,225,210
        U.S. Government Securities Portfolio -- Class A-- 20,981,184 shares (cost $291,352,433)        293,946,382
        U.S. Government Securities Portfolio -- Class B-- 9,130,446 shares (cost $128,104,302)         127,552,335
        Diversified Bond Portfolio -- Class A-- 18,855,591 shares (cost $197,850,224)                  204,771,723
        Diversified Bond Portfolio -- Class B-- 4,160,157 shares (cost $44,811,047)                     45,096,105
        Income & Value Portfolio -- Class A-- 42,887,385 shares (cost $437,147,321)                    443,884,435
        Income & Value Portfolio -- Class B-- 7,291,029 shares (cost $64,632,417)                       75,170,511
        Large Cap Growth Portfolio -- Class A-- 33,378,614 shares (cost $345,074,945)                  317,430,616
        Large Cap Growth Portfolio -- Class B-- 8,025,259 shares (cost $64,413,211)                     76,079,459
        Equity-Income Portfolio -- Class A-- 50,791,744 shares (cost $750,558,720)                     773,050,343
        Equity-Income Portfolio -- Class B-- 11,093,298 shares (cost $142,926,188)                     168,285,336
        Strategic Bond Portfolio -- Class A-- 17,372,990 shares (cost $186,360,680)                    203,785,167
        Strategic Bond Portfolio -- Class B-- 3,422,127 shares (cost $38,179,757)                       40,004,665
        Overseas Portfolio -- Class A-- 19,064,640 shares (cost $160,876,951)                          182,448,604
        Overseas Portfolio -- Class B-- 2,453,061 shares (cost $18,718,952)                             23,426,728
        All Cap Core Portfolio -- Class A-- 14,413,356 shares (cost $223,674,181)                      197,751,243
        All Cap Core Portfolio -- Class B-- 709,485 shares (cost $8,585,644)                             9,712,856
        All Cap Growth Portfolio -- Class A-- 23,040,828 shares (cost $397,055,503)                    332,018,328
        All Cap Growth Portfolio -- Class B-- 2,069,182 shares (cost $25,707,512)                       29,734,149
        International Small Cap Portfolio -- Class A-- 7,618,681 shares (cost $102,209,792)            111,080,374
        International Small Cap Portfolio -- Class B-- 1,476,120 shares (cost $17,652,694)              21,492,310
        Pacific Rim Emerging Markets Portfolio -- Class A-- 5,073,365 shares (cost $35,395,759)         41,398,658
        Pacific Rim Emerging Markets Portfolio -- Class B-- 2,262,438 shares (cost $16,442,742)         18,416,249
        Science & Technology Portfolio -- Class A-- 32,881,735 shares (cost $505,026,107)              375,838,233
        Science & Technology Portfolio -- Class B-- 5,286,921 shares (cost $48,967,446)                 60,376,643
        Emerging Small Company Portfolio -- Class A-- 6,471,974 shares (cost $168,991,270)             166,847,500
        Emerging Small Company Portfolio -- Class B-- 2,232,019 shares (cost $46,531,546)               57,407,534
        Aggressive Growth Portfolio -- Class A-- 14,494,651 shares (cost $197,633,914)                 192,488,970
        Aggressive Growth Portfolio -- Class B-- 2,529,590 shares (cost $27,160,612)                    33,517,066

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        International Stock Portfolio -- Class A-- 9,306,798 shares (cost $89,155,981)              $ 90,182,873
        International Stock Portfolio -- Class B-- 2,510,048 shares (cost $19,539,802)                24,297,261
        Quantitative Equity Portfolio -- Class A-- 7,943,334 shares (cost $124,164,534)              120,738,674
        Quantitative Equity Portfolio -- Class B-- 381,605 shares (cost $5,129,464)                    5,781,310
        Value Portfolio -- Class A-- 11,593,673 shares (cost $180,313,925)                           198,135,866
        Value Portfolio -- Class B-- 1,591,346 shares (cost $21,714,693)                              27,116,533
        Real Estate Securities Portfolio -- Class A-- 6,745,811 shares (cost $112,133,127)           140,650,166
        Real Estate Securities Portfolio -- Class B-- 3,530,589 shares (cost $58,971,259)             73,400,950
        Balanced Portfolio -- Class A-- 4,662,922 shares (cost $63,437,451)                           58,985,960
        Balanced Portfolio -- Class B-- 1,364,831 shares (cost $15,844,737)                           17,210,520
        High Yield Portfolio -- Class A-- 21,905,998 shares (cost $196,124,946)                      217,964,681
        High Yield Portfolio -- Class B-- 9,868,786 shares (cost $90,156,181)                         97,799,673
        Lifestyle Aggressive 1000 Portfolio -- Class A-- 11,748,630 shares (cost $125,885,815)       128,412,529
        Lifestyle Aggressive 1000 Portfolio -- Class B-- 12,220,973 shares (cost $111,058,654)       133,575,232
        Lifestyle Growth 820 Portfolio -- Class A-- 48,130,265 shares (cost $567,149,870)            570,824,944
        Lifestyle Growth 820 Portfolio -- Class B-- 50,966,471 shares (cost $516,280,678)            603,952,682
        Lifestyle Balanced 640 Portfolio -- Class A-- 53,265,730 shares (cost $627,776,614)          662,093,028
        Lifestyle Balanced 640 Portfolio -- Class B-- 54,225,325 shares (cost $591,971,172)          674,020,791
        Lifestyle Moderate 460 Portfolio -- Class A-- 20,119,988 shares (cost $239,785,749)          257,334,647
        Lifestyle Moderate 460 Portfolio -- Class B-- 20,225,913 shares (cost $234,443,306)          258,689,422
        Lifestyle Conservative 280 Portfolio -- Class A-- 10,817,109 shares (cost $137,689,535)      147,545,368
        Lifestyle Conservative 280 Portfolio -- Class B-- 9,801,016 shares (cost $126,281,330)       133,685,859
        Small Company Value Portfolio -- Class A-- 14,091,446 shares (cost $205,129,245)             241,527,392
        Small Company Value Portfolio -- Class B-- 7,036,118 shares (cost $98,517,341)               120,317,623
        International Value Portfolio -- Class A-- 11,342,589 shares (cost $113,692,706)             139,854,117
        International Value Portfolio -- Class B-- 7,516,860 shares (cost $70,112,946)                92,382,206
        Small Company Blend Portfolio -- Class A-- 10,678,156 shares (cost $109,335,296)             121,730,978
        Small Company Blend Portfolio -- Class B-- 4,893,895 shares (cost $44,948,758)                55,692,520
        Total Return Portfolio -- Class A-- 34,694,111 shares (cost $481,660,575)                    493,003,323
        Total Return Portfolio -- Class B-- 18,403,343 shares (cost $260,405,854)                    260,775,374
        U.S. Large Cap Portfolio -- Class A-- 22,541,953 shares (cost $266,728,264)                  289,438,674
        U.S. Large Cap Portfolio -- Class B-- 7,755,607 shares (cost $77,309,080)                     99,194,217
        Mid Cap Stock Portfolio -- Class A-- 12,773,583 shares (cost $130,472,508)                   151,622,430
        Mid Cap Stock Portfolio -- Class B-- 6,502,360 shares (cost $63,303,247)                      76,987,939
        Global Allocation Portfolio -- Class A-- 5,563,753 shares (cost $52,967,872)                  53,968,403
        Global Allocation Portfolio -- Class B-- 1,780,740 shares (cost $15,102,876)                  17,237,566
        Dynamic Growth Portfolio -- Class A-- 25,066,517 shares (cost $98,121,737)                   110,292,674
        Dynamic Growth Portfolio -- Class B--8,780,218 shares (cost $31,687,475)                      38,545,157
        International Index Portfolio -- Class A-- 2,107,984 shares (cost $16,814,393)                19,140,495
        International Index Portfolio -- Class B-- 1,768,055 shares (cost $13,022,787)                16,053,942
        Total Stock Market Index Portfolio -- Class A-- 3,680,104 shares (cost $33,487,467)           36,653,835
        Total Stock Market Index Portfolio -- Class B-- 2,599,773 shares (cost $21,682,366)           25,815,745
        500 Index Portfolio -- Class A-- 20,011,032 shares (cost $170,866,501)                       192,706,237
        500 Index Portfolio -- Class B-- 10,779,552 shares (cost $87,028,199)                        103,375,900

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Mid Cap Index Portfolio -- Class A-- 4,586,537 shares (cost $57,521,039)                          $ 66,779,977
        Mid Cap Index Portfolio -- Class B-- 2,680,290 shares (cost $31,699,086)                            38,917,810
        Small Cap Index Portfolio -- Class A-- 4,326,756 shares (cost $47,153,328)                          55,382,478
        Small Cap Index Portfolio -- Class B-- 2,733,090 shares (cost $27,894,248)                          34,874,227
        Capital Appreciation Portfolio -- Class A-- 5,274,156 shares (cost $40,409,527)                     42,404,216
        Capital Appreciation Portfolio -- Class B-- 4,354,346 shares (cost $29,165,130)                     34,921,858
        Health Sciences Portfolio -- Class A-- 5,524,425 shares (cost $65,292,592)                          73,972,050
        Health Sciences Portfolio -- Class B-- 3,756,364 shares (cost $41,893,056)                          50,185,027
        Financial Services Portfolio -- Class A-- 3,301,063 shares (cost $36,282,463)                       42,022,538
        Financial Services Portfolio -- Class B-- 2,650,917 shares (cost $27,087,986)                       33,640,142
        Quantitative Mid Cap Portfolio -- Class A-- 873,732 shares (cost $8,013,557)                         9,549,894
        Quantitative Mid Cap Portfolio -- Class B-- 620,751 shares (cost $5,450,627)                         6,766,184
        Strategic Growth Portfolio -- Class A-- 5,319,899 shares (cost $50,738,420)                         53,518,186
        Strategic Growth Portfolio -- Class B-- 3,162,022 shares (cost $26,571,112)                         31,746,699
        All Cap Value Portfolio -- Class A-- 4,359,505 shares (cost $46,405,419)                            54,842,568
        All Cap Value Portfolio -- Class B-- 2,722,326 shares (cost $28,771,621)                            34,137,963
        Strategic Value Portfolio -- Class A-- 3,268,199 shares (cost $30,811,913)                          32,780,038
        Strategic Value Portfolio -- Class B-- 1,765,942 shares (cost $14,962,223)                          17,659,422
        Utilities Portfolio -- Class A--2,751,122 shares (cost $21,982,075)                                 25,943,076
        Utilities Portfolio -- Class B-- 2,061,334 shares (cost $15,887,460)                                19,355,929
        Mid Cap Value Portfolio -- Class A-- 12,652,084 shares (cost $161,491,173)                         185,353,034
        Mid Cap Value Portfolio -- Class B-- 9,546,671 shares (cost $114,519,052)                          139,572,333
        Fundamental Value Portfolio -- Class A-- 12,773,188 shares (cost $140,864,103)                     162,347,218
        Fundamental Value Portfolio -- Class B-- 9,052,465 shares (cost $93,482,868)                       114,785,250
        Emerging Growth Portfolio -- Class B-- 238,896 shares (cost $3,746,383)                              3,757,839
        Natural Resources Portfolio -- Class B-- 1,499,808 shares (cost $22,951,045)                        26,966,539
        Mid Cap Core Portfolio -- Class B-- 1,063,326 shares (cost $15,017,981)                             16,268,884
        Quantitative All Cap Portfolio -- Class B-- 38,873 shares (cost $550,818)                              585,046
        Large Cap Value Portfolio -- Class B-- 359,830 shares (cost $5,242,085)                              5,627,747
        Small Cap Opportunities Portfolio -- Class B-- 852,647 shares (cost $13,736,265)                    14,904,275
        Special Value Portfolio -- Class B-- 120,599 shares (cost $1,765,893)                                1,905,469
        Real Return Bond Portfolio -- Class B-- 4,882,267 shares (cost $62,211,821)                         63,957,704
        Great Companies America Portfolio -- Class B-- 39,540 shares (cost $524,813)                           553,555
        American International Portfolio  -- Class B-- 3,713,028 shares (cost $55,428,563)                  61,859,052
        American Growth Portfolio -- Class B-- 16,631,299 shares (cost $234,562,864)                       256,288,323
        American Blue-Chip Income & Growth Portfolio -- Class B-- 5,444,084 shares (cost $76,208,571)       84,056,664
        American Growth-Income Portfolio -- Class B-- 11,129,460 shares (cost $157,429,349)                172,840,512

      Sub-accounts held by Scudder Variable Series Trust:
        Scudder 21st Century Growth Portfolio -- Class B-- 1,130,932 shares (cost $4,726,887)                5,338,000
        Scudder Capital Growth Portfolio -- Class B-- 902,070 shares (cost $11,609,807)                     13,098,059
        Scudder Global Discovery Portfolio -- Class B-- 632,873 shares (cost $5,131,435)                     6,486,947
        Scudder Growth & Income Portfolio -- Class B-- 1,044,137 shares (cost $7,786,852)                    8,843,843
        Scudder Health Sciences Portfolio -- Class B-- 854,052 shares (cost $8,094,066)                      9,317,711

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Scudder International Portfolio -- Class B-- 1,374,164 shares (cost $9,586,981)                       $11,323,108
        Scudder Aggressive Growth Portfolio -- Class B-- 297,221 shares (cost $2,527,116)                       2,799,825
        Scudder Blue Chip Portfolio -- Class B-- 1,181,754 shares (cost $12,062,877)                           13,944,698
        Scudder Contarian Value Portfolio -- Class B-- 997,528 shares (cost $12,518,982)                       14,514,037
        Scudder Global Blue Chip Portfolio -- Class B-- 485,711 shares (cost $4,190,198)                        5,041,675
        Scudder Government Securities Portfolio -- Class B-- 2,743,273 shares (cost $34,089,351)               34,318,343
        Scudder Growth Portfolio -- Class B-- 318,089 shares (cost $5,299,349)                                  5,862,383
        Scudder High Income Portfolio -- Class B-- 3,746,834 shares (cost $28,863,511)                         31,510,877
        Scudder International Select Equity Portfolio -- Class B-- 1,455,602 shares (cost $11,953,158)         14,774,360
        Scudder Fixed Income Portfolio -- Class B-- 3,270,710 shares (cost $39,135,048)                        39,706,413
        Scudder Money Market Portfolio -- Class B-- 46,360,033 shares (cost $46,360,033)                       46,360,033
        Scudder Small Cap Growth Portfolio -- Class B-- 1,153,997 shares (cost $11,566,253)                    13,028,627
        Scudder Technology Growth Portfolio -- Class B-- 992,847 shares (cost $7,309,651)                       8,737,053
        Scudder Total Return Portfolio -- Class B-- 828,749 shares (cost $16,337,172)                          17,619,213
        Scudder Davis Venture Value Portfolio -- Class B-- 2,395,344 shares (cost $20,809,003)                 24,648,088
        Scudder Dreman Financial Services Portfolio -- Class B-- 663,755 shares (cost $7,129,219)               8,170,822
        Scudder Dreman High Return Equity Portfolio -- Class B-- 5,325,568 shares (cost $49,835,179)           59,965,899
        Scudder Dreman Small Cap Value Portfolio -- Class B-- 1,754,088 shares (cost $22,528,618)              28,118,023
        Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 1,443,066 shares (cost $10,865,528)      12,395,938
        Scudder Focus Value & Growth Portfolio -- Class B-- 465,274 shares (cost $4,840,111)                    5,885,722
        Scudder Index 500 Portfolio -- Class B-- 3,565,688 shares (cost $26,450,122)                           29,666,525
        Scudder Invesco Dynamic Growth Portfolio -- Class B-- 494,114 shares (cost $3,402,416)                  4,056,919
        Scudder Janus Growth & Income Portfolio -- Class B-- 1,440,862 shares (cost $11,180,857)               12,737,216
        Scudder Janus Growth Opportunities Portfolio -- Class B-- 748,444 shares (cost $4,501,294)              5,149,297
        Scudder MFS Strategic Value Portfolio -- Class B-- 1,017,024 shares (cost $9,072,426)                  10,393,987
        Scudder Oak Strategic Equity Portfolio -- Class B-- 1,337,288 shares (cost $7,785,479)                  9,133,675
        Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,334,011 shares (cost $9,748,127)                11,792,656
        Scudder Real Estate Portfolio -- Class B-- 479,952 shares (cost $5,553,833)                             6,042,591
        Scudder Strategic Income Portfolio -- Class B-- 535,625 shares (cost $6,162,745)                        6,309,666

      Sub-accounts held by Alger American Fund:
        Alger American Balanced Portfolio -- Class B-- 1,861,102 shares (cost $23,160,974)                     24,827,104
        Alger American Leveraged All Cap Portfolio -- Class B-- 209,108 shares (cost $5,305,593)                5,846,652

      Sub-accounts held by Credit Suisse Trust:
        Credit Suisse Emerging Markets Portfolio -- Class B-- 495,184 shares (cost $4,141,834)                  5,263,811
        Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 126,395 shares (cost $979,767)         1,194,436

      Sub-accounts held by Dreyfus Service Corporation:
        Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 77,216 shares (cost $1,594,596)         1,829,240
        Dreyfus IP Midcap Stock Portfolio -- Class B-- 1,467,976 shares (cost $19,678,212)                     23,164,657

      Sub-accounts held by Invesco VIF Funds:
        Invesco Utilities Portfolio -- Class B-- 245,894 shares (cost $2,837,853)                               3,186,787

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
        Basic Value Focus Portfolio -- Class A-- 2,673,750 shares (cost $36,040,548)     $    38,154,407
        Small Cap Focus Portfolio -- Class A--716,655 shares (cost $16,039,740)               18,310,540
        Global Allocation Portfolio -- Class B-- 159,133 shares (cost $1,709,718)              1,798,198
                                                                                         ---------------
Total assets                                                                             $18,983,313,428
                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                               $18,970,758,786
Annuity reserves                                                                         $    12,554,642
                                                                                         ---------------

Total contract owners' equity                                                            $18,983,313,428
                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  STRATEGIC OPPORTUNITIES -- A        STRATEGIC OPPORTUNITIES -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $           0      $           0      $           0      $           0

Expenses:
    Mortality and expense risk
       and administrative charges                   6,062,518          9,254,221            238,591             46,505
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       (6,062,518)        (9,254,221)          (238,591)           (46,505)

Net realized gain (loss)                         (123,506,092)      (217,875,327)           207,502           (342,855)
Unrealized appreciation (depreciation)
    during the period                             219,960,520       (100,796,073)         3,390,288           (776,379)
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        90,391,910       (327,925,621)         3,359,199         (1,165,739)

Changes from principal transactions:
       Purchase payments                            4,268,630         16,824,405          5,907,316          8,206,153
       Transfers between sub-accounts
           and the Company                        (35,416,084)       (83,948,286)         3,896,797          2,106,573
       Withdrawals                                (45,665,637)       (76,768,183)          (469,966)          (122,721)
       Annual contract fee                           (653,357)          (765,130)           (46,564)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,466,448)      (144,657,194)         9,287,583         10,190,005
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                        12,925,462       (472,582,815)        12,646,782          9,024,266

Contract owners' equity at
    beginning of period                           428,728,999        901,311,814          9,024,266                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 441,654,461      $ 428,728,999      $  21,671,048      $   9,024,266
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  INVESTMENT QUALITY BOND -- A        INVESTMENT QUALITY BOND -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $  15,699,072      $  15,753,921      $   2,122,636      $      27,478

Expenses:
    Mortality and expense risk
       and administrative charges                   4,389,100          4,476,054            760,432            121,437
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       11,309,972         11,277,867          1,362,204            (93,959)

Net realized gain (loss)                            6,042,128            981,421            708,665             41,021
Unrealized appreciation (depreciation)
    during the period                              (1,026,316)        11,311,459            195,018            901,372
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        16,325,784         23,570,747          2,265,887            848,434

Changes from principal transactions:
       Purchase payments                            3,425,598         17,335,856         21,365,837         21,387,899
       Transfers between sub-accounts
           and the Company                        (45,533,353)        36,474,287          7,731,528          4,203,153
       Withdrawals                                (34,716,282)       (43,839,433)        (2,936,150)          (315,915)
       Annual contract fee                           (372,919)          (305,403)           (96,940)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,196,956)         9,665,307         26,064,275         25,275,137
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                       (60,871,172)        33,235,054         28,330,162         26,123,571

Contract owners' equity at
    beginning of period                           314,340,043        281,103,989         26,123,571                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 253,468,871      $ 314,340,043      $  54,453,733      $  26,123,571
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        GROWTH & INCOME -- A                    GROWTH & INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,897,925      $    71,363,829      $       509,324      $        20,264

Expenses:
    Mortality and expense risk
       and administrative charges                    17,260,867           22,536,016              951,229              161,130
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (5,362,942)          48,827,813             (441,905)            (140,866)

Net realized gain (loss)                           (107,135,878)        (119,453,964)             506,895             (665,124)
Unrealized appreciation (depreciation)
    during the period                               374,462,432         (414,929,273)          14,353,153             (849,395)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         261,963,612         (485,555,424)          14,418,143           (1,655,385)

Changes from principal transactions:
       Purchase payments                              8,595,508           54,221,972           27,187,801           27,008,329
       Transfers between sub-accounts
           and the Company                         (105,569,218)        (183,032,622)          16,261,875            7,025,485
       Withdrawals                                  (81,786,761)        (172,418,293)          (2,065,549)            (312,517)
       Annual contract fee                           (1,647,931)          (1,692,782)            (149,202)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (180,408,402)        (302,921,725)          41,234,925           33,721,297
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          81,555,210         (788,477,149)          55,653,068           32,065,912

Contract owners' equity at
    beginning of period                           1,191,447,777        1,979,924,926           32,065,912                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $ 1,273,002,987      $ 1,191,447,777      $    87,718,980      $    32,065,912
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       BLUE CHIP GROWTH -- A                   BLUE CHIP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       341,917      $             0      $        79,532      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                    11,307,341           14,064,304            1,034,105              165,551
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                        (10,965,424)         (14,064,304)            (954,573)            (165,551)

Net realized gain (loss)                            (91,961,474)        (114,390,705)           1,367,575             (424,811)
Unrealized appreciation (depreciation)
    during the period                               288,969,551         (168,609,369)          15,851,267             (900,647)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         186,042,653         (297,064,378)          16,264,269           (1,491,009)

Changes from principal transactions:
       Purchase payments                              7,819,541           35,981,296           30,645,843           27,487,014
       Transfers between sub-accounts
           and the Company                          (29,855,194)        (107,153,475)          13,703,680            8,709,248
       Withdrawals                                  (70,296,211)         (98,042,554)          (1,726,037)            (244,856)
       Annual contract fee                           (1,407,425)          (1,373,435)            (180,110)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (93,739,289)        (170,588,168)          42,443,376           35,951,406
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          92,303,364         (467,652,546)          58,707,645           34,460,397

Contract owners' equity at
    beginning of period                             749,386,985        1,217,039,531           34,460,397                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   841,690,349      $   749,386,985      $    93,168,042      $    34,460,397
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         MONEY MARKET -- A                       MONEY MARKET -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     4,236,534      $    11,276,427      $       744,592      $       596,563

Expenses:
    Mortality and expense risk
       and administrative charges                    10,659,540           14,508,332            3,191,424            1,084,575
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (6,423,006)          (3,231,905)          (2,446,832)            (488,012)

Net realized gain (loss)                                 19,981              (63,215)              11,375               (1,398)
Unrealized appreciation (depreciation)
    during the period                                         0                  980                    0                    0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          (6,403,025)          (3,294,140)          (2,435,457)            (489,410)

Changes from principal transactions:
       Purchase payments                             17,440,026          244,267,477          247,458,630          302,645,515
       Transfers between sub-accounts
           and the Company                         (165,854,165)        (105,261,986)        (196,288,631)         (64,013,887)
       Withdrawals                                 (231,367,946)        (273,272,871)         (71,379,464)         (50,952,836)
       Annual contract fee                           (1,234,139)          (1,050,435)            (361,209)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (381,016,224)        (135,317,815)         (20,570,674)         187,678,792
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (387,419,249)        (138,611,955)         (23,006,131)         187,189,382

Contract owners' equity at
    beginning of period                             862,714,210        1,001,326,165          187,189,382                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   475,294,961      $   862,714,210      $   164,183,251      $   187,189,382
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         GLOBAL EQUITY -- A                      GLOBAL EQUITY -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     2,684,715      $     5,083,727      $       125,387      $           741

Expenses:
    Mortality and expense risk
       and administrative charges                     4,116,442            5,236,042              232,156               42,562
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,431,727)            (152,315)            (106,769)             (41,821)

Net realized gain (loss)                            (37,376,763)         (80,034,150)             547,994             (102,100)
Unrealized appreciation (depreciation)
    during the period                               104,107,019           (4,079,577)           3,211,205             (269,560)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          65,298,529          (84,266,042)           3,652,430             (413,481)

Changes from principal transactions:
       Purchase payments                              2,411,787            9,960,785            5,853,396            7,204,061
       Transfers between sub-accounts
           and the Company                          (27,499,954)         (34,517,609)           1,198,582            1,543,538
       Withdrawals                                  (31,826,151)         (43,330,509)            (330,831)             (79,478)
       Annual contract fee                             (320,083)            (332,596)             (36,777)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (57,234,401)         (68,219,929)           6,684,370            8,668,121
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           8,064,128         (152,485,971)          10,336,800            8,254,640

Contract owners' equity at
    beginning of period                             289,549,528          442,035,499            8,254,640                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   297,613,656      $   289,549,528      $    18,591,440      $     8,254,640
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                          GLOBAL BOND -- A                        GLOBAL BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     5,455,139      $             0      $     1,391,579      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,249,837            1,637,242              721,738               88,128
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          3,205,302           (1,637,242)             669,841              (88,128)

Net realized gain (loss)                              9,507,486            2,500,380            1,309,706              128,995
Unrealized appreciation (depreciation)
    during the period                                 5,549,162           17,376,897            3,193,278            1,039,188
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          18,261,950           18,240,035            5,172,825            1,080,055

Changes from principal transactions:
       Purchase payments                              1,570,922            3,839,091           24,851,910           15,381,007
       Transfers between sub-accounts
           and the Company                            3,325,421           49,343,544           11,099,208            4,672,385
       Withdrawals                                  (16,870,982)         (15,479,033)          (2,257,283)            (684,552)
       Annual contract fee                             (218,039)            (114,164)             (90,345)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (12,192,678)          37,589,438           33,603,490           19,368,840
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           6,069,272           55,829,473           38,776,315           20,448,895

Contract owners' equity at
    beginning of period                             142,081,142           86,251,669           20,448,895                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   148,150,414      $   142,081,142      $    59,225,210      $    20,448,895
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           U.S. GOVERNMENT                          U.S. GOVERNMENT
                                                           SECURITIES -- A                         SECURITIES -- B(1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    13,798,461      $    12,228,118      $     4,451,354      $        20,086

Expenses:
    Mortality and expense risk
       and administrative charges                     5,666,194            5,507,902            2,214,643              393,430
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          8,132,267            6,720,216            2,236,711             (373,344)

Net realized gain (loss)                              5,897,568            4,195,440             (893,005)             378,857
Unrealized appreciation (depreciation)
    during the period                               (13,686,229)          11,282,838           (1,943,970)           1,392,003
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations             343,606           22,198,494             (600,264)           1,397,516

Changes from principal transactions:
       Purchase payments                              5,316,516           35,843,642           81,440,289           78,386,166
       Transfers between sub-accounts
           and the Company                          (93,789,436)         141,396,983          (33,104,454)          18,175,104
       Withdrawals                                  (56,693,767)         (62,371,846)         (16,435,418)          (1,490,762)
       Annual contract fee                             (563,004)            (367,989)            (215,842)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (145,729,691)         114,500,790           31,684,575           95,070,508
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (145,386,085)         136,699,284           31,084,311           96,468,024

Contract owners' equity at
    beginning of period                             439,332,467          302,633,183           96,468,024                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   293,946,382      $   439,332,467      $   127,552,335      $    96,468,024
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       DIVERSIFIED BOND -- A                    DIVERSIFIED BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,283,736      $     9,835,961      $     1,582,347      $        12,348

Expenses:
    Mortality and expense risk
       and administrative charges                     3,376,457            3,422,327              595,199              100,554
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          7,907,279            6,413,634              987,148              (88,206)

Net realized gain (loss)                              1,839,371             (437,188)             348,426               47,656
Unrealized appreciation (depreciation)
    during the period                                (2,809,307)           7,835,183             (436,379)             721,437
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations           6,937,343           13,811,629              899,195              680,887

Changes from principal transactions:
       Purchase payments                              1,976,385           16,289,947           23,916,498           16,091,147
       Transfers between sub-accounts
           and the Company                          (17,788,619)          27,087,999            4,317,120            4,358,328
       Withdrawals                                  (27,226,284)         (26,764,657)          (4,894,371)            (194,158)
       Annual contract fee                             (284,624)            (230,686)             (78,541)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (43,323,142)          16,382,603           23,260,706           20,255,317
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                         (36,385,799)          30,194,232           24,159,901           20,936,204

Contract owners' equity at
    beginning of period                             241,157,522          210,963,290           20,936,204                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   204,771,723      $   241,157,522      $    45,096,105      $    20,936,204
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        INCOME & VALUE -- A                      INCOME & VALUE -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     8,063,497      $     9,145,177      $       742,804      $         7,410

Expenses:
    Mortality and expense risk
       and administrative charges                     5,925,699            6,332,500              767,079              102,387
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          2,137,798            2,812,677              (24,275)             (94,977)

Net realized gain (loss)                            (16,481,102)         (33,618,867)             651,121             (273,914)
Unrealized appreciation (depreciation)
    during the period                               104,852,480          (56,268,415)          10,279,671              258,423
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          90,509,176          (87,074,605)          10,906,517             (110,468)

Changes from principal transactions:
       Purchase payments                              2,666,707           18,686,675           28,498,087           17,742,923
       Transfers between sub-accounts
           and the Company                            7,945,591           13,830,828           15,601,283            4,668,628
       Withdrawals                                  (44,037,340)         (54,515,612)          (1,776,535)            (258,110)
       Annual contract fee                             (494,440)            (428,965)            (101,814)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (33,919,482)         (22,427,074)          42,221,021           22,153,441
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          56,589,694         (109,501,679)          53,127,538           22,042,973

Contract owners' equity at
    beginning of period                             387,294,741          496,796,420           22,042,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   443,884,435      $   387,294,741      $    75,170,511      $    22,042,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       LARGE CAP GROWTH -- A                    LARGE CAP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       809,007      $     1,195,702      $       165,354      $           508

Expenses:
    Mortality and expense risk
       and administrative charges                     4,419,236            5,333,939              873,087              148,317
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (3,610,229)          (4,138,237)            (707,733)            (147,809)

Net realized gain (loss)                            (49,431,775)         (79,272,801)             249,393             (433,870)
Unrealized appreciation (depreciation)
    during the period                               116,054,831          (19,393,284)          12,900,899           (1,234,651)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          63,012,827         (102,804,322)          12,442,559           (1,816,330)

Changes from principal transactions:
       Purchase payments                              3,629,731           29,816,339           26,453,437           27,801,657
       Transfers between sub-accounts
           and the Company                          (19,758,503)         (10,510,351)           8,575,545            4,888,378
       Withdrawals                                  (24,178,417)         (31,425,245)          (1,648,771)            (479,670)
       Annual contract fee                             (694,951)            (671,520)            (137,346)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (41,002,140)         (12,790,777)          33,242,865           32,210,365
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          22,010,687         (115,595,099)          45,685,424           30,394,035

Contract owners' equity at
    beginning of period                             295,419,929          411,015,028           30,394,035                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   317,430,616      $   295,419,929      $    76,079,459      $    30,394,035
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         EQUITY-INCOME -- A                      EQUITY-INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    25,647,997      $    35,543,281      $     3,367,537      $        16,170

Expenses:
    Mortality and expense risk
       and administrative charges                    10,287,161           12,038,496            1,806,309              306,831
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         15,360,836           23,504,785            1,561,228             (290,661)

Net realized gain (loss)                            (42,628,084)         (52,853,235)              13,916             (636,352)
Unrealized appreciation (depreciation)
    during the period                               177,586,287         (107,910,490)          26,045,711             (686,563)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         150,319,039         (137,258,940)          27,620,855           (1,613,576)

Changes from principal transactions:
       Purchase payments                              5,622,416           49,339,044           49,799,566           48,299,207
       Transfers between sub-accounts
           and the Company                          (12,235,318)          20,759,711           31,319,155           17,201,416
       Withdrawals                                  (72,794,146)         (91,405,279)          (3,188,866)            (864,465)
       Annual contract fee                           (1,059,794)            (915,889)            (287,956)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (80,466,842)         (22,222,413)          77,641,899           64,636,158
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          69,852,197         (159,481,353)         105,262,754           63,022,582

Contract owners' equity at
    beginning of period                             703,198,146          862,679,499           63,022,582                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   773,050,343      $   703,198,146      $   168,285,336      $    63,022,582
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        STRATEGIC BOND -- A                      STRATEGIC BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    10,106,314      $    14,649,632      $     1,130,884      $        12,983

Expenses:
    Mortality and expense risk
       and administrative charges                     3,119,500            3,060,327              481,142               59,886
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          6,986,814           11,589,305              649,742              (46,903)

Net realized gain (loss)                              3,123,537           (3,909,229)             794,079               11,837
Unrealized appreciation (depreciation)
    during the period                                12,257,936            6,358,479            1,345,158              479,750
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          22,368,287           14,038,555            2,788,979              444,684

Changes from principal transactions:
       Purchase payments                                991,891            9,976,338           18,308,259           11,265,527
       Transfers between sub-accounts
           and the Company                           12,416,310            2,282,738            7,117,303            1,598,885
       Withdrawals                                  (30,284,555)         (29,935,013)          (1,285,625)            (178,579)
       Annual contract fee                             (217,487)            (160,752)             (54,768)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (17,093,841)         (17,836,689)          24,085,169           12,685,833
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           5,274,446           (3,798,134)          26,874,148           13,130,517

Contract owners' equity at
    beginning of period                             198,510,721          202,308,855           13,130,517                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   203,785,167      $   198,510,721      $    40,004,665      $    13,130,517
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           OVERSEAS -- A                           OVERSEAS -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       780,688      $     1,210,212      $        82,808      $         1,451

Expenses:
    Mortality and expense risk
       and administrative charges                     2,332,867            2,989,331              271,154               51,798
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,552,179)          (1,779,119)            (188,346)             (50,347)

Net realized gain (loss)                            (18,661,895)         (50,965,054)           2,851,118              176,277
Unrealized appreciation (depreciation)
    during the period                                78,015,365            5,240,396            5,053,646             (345,870)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          57,801,291          (47,503,777)           7,716,418             (219,940)

Changes from principal transactions:
       Purchase payments                              1,603,138            7,574,808            8,147,761            7,868,676
       Transfers between sub-accounts
           and the Company                          (19,315,545)         (31,951,399)           1,041,421            1,884,997
       Withdrawals                                  (14,322,132)         (18,872,641)          (2,417,427)            (557,773)
       Annual contract fee                             (277,250)            (285,459)             (37,405)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (32,311,789)         (43,534,691)           6,734,350            9,195,900
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          25,489,502          (91,038,468)          14,450,768            8,975,960

Contract owners' equity at
    beginning of period                             156,959,102          247,997,570            8,975,960                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   182,448,604      $   156,959,102      $    23,426,728      $     8,975,960
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       ALL CAP CORE -- A (2)                     ALL CAP CORE -- B (1,2)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $             0      $             0      $             0      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,675,101            3,504,736              104,297               20,340
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (2,675,101)          (3,504,736)            (104,297)             (20,340)

Net realized gain (loss)                            (71,772,683)        (116,086,775)             661,223              (60,233)
Unrealized appreciation (depreciation)
    during the period                               122,185,636           39,171,159            1,190,715              (63,503)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          47,737,852          (80,420,352)           1,747,641             (144,076)

Changes from principal transactions:
       Purchase payments                              2,055,653            6,623,045            1,693,510            3,701,416
       Transfers between sub-accounts
           and the Company                          (22,456,680)         (47,100,837)           2,388,341              696,993
       Withdrawals                                  (16,162,747)         (23,154,088)            (298,729)             (52,360)
       Annual contract fee                             (380,309)            (400,936)             (19,880)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (36,944,083)         (64,032,816)           3,763,242            4,346,049
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          10,793,769         (144,453,168)           5,510,883            4,201,973

Contract owners' equity at
    beginning of period                             186,957,474          331,410,642            4,201,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   197,751,243      $   186,957,474      $     9,712,856      $     4,201,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                       ALL CAP GROWTH--A                  ALL CAP GROWTH -- B (1)
                                                --------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,537,356          6,002,017           330,853            52,240
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,537,356)        (6,002,017)         (330,853)          (52,240)

Net realized gain (loss)                          (69,338,676)      (107,481,788)        1,144,875          (215,778)
Unrealized appreciation (depreciation)
    during the period                             148,470,652        (12,351,982)        4,427,562          (400,925)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        74,594,620       (125,835,787)        5,241,584          (668,943)

Changes from principal transactions:
       Purchase payments                            3,265,946         16,271,357        10,539,706         9,591,496
       Transfers between sub-accounts
           and the Company                        (31,084,500)       (74,493,892)        3,010,983         2,629,133
       Withdrawals                                (24,967,020)       (37,496,879)         (480,286)          (69,512)
       Annual contract fee                           (629,784)          (659,396)          (60,012)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (53,415,358)       (96,378,810)       13,010,391        12,151,117
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        21,179,262       (222,214,597)       18,251,975        11,482,174

Contract owners' equity at
    beginning of period                           310,839,066        533,053,663        11,482,174                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 332,018,328      $ 310,839,066      $ 29,734,149      $ 11,482,174
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   INTERNATIONAL SMALL CAP--A         INTERNATIONAL SMALL CAP--B (1)
                                                --------------------------------     -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003             2002
                                                --------------------------------     -------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,285,203          1,525,022           157,761           28,240
                                                -------------------------------------------------------------------

Net investment income (loss)                       (1,285,203)        (1,525,022)         (157,761)         (28,240)

Net realized gain (loss)                          (11,092,776)       (52,328,593)          585,610          (11,374)
Unrealized appreciation (depreciation)
    during the period                              51,013,637         35,352,853         4,051,361         (211,745)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        38,635,658        (18,500,762)        4,479,210         (251,359)

Changes from principal transactions:
       Purchase payments                            1,137,532          2,962,077         6,914,005        3,173,030
       Transfers between sub-accounts
           and the Company                            662,497        (16,288,101)        5,552,142        3,535,448
       Withdrawals                                 (8,274,236)       (10,342,446)         (176,038)      (1,707,902)
       Annual contract fee                           (201,056)          (206,319)          (26,226)               0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (6,675,263)       (23,874,789)       12,263,883        5,000,576
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,960,395        (42,375,551)       16,743,093        4,749,217

Contract owners' equity at
    beginning of period                            79,119,979        121,495,530         4,749,217                0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 111,080,374      $  79,119,979      $ 21,492,310      $ 4,749,217
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         PACIFIC RIM                        PACIFIC RIM
                                                     EMERGING MARKETS--A               EMERGING MARKETS--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $     50,334      $     45,373      $     12,509      $        42

Expenses:
   Mortality and expense risk
       and administrative charges                    480,144           577,376           133,979           21,160
                                                -----------------------------------------------------------------

Net investment income (loss)                        (429,810)         (532,003)         (121,470)         (21,118)

Net realized gain (loss)                            (918,682)       (4,013,178)        1,429,345         (151,409)
Unrealized appreciation (depreciation)
    during the period                             12,221,898          (635,694)        2,054,329          (80,822)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,873,406        (5,180,875)        3,362,204         (253,349)

Changes from principal transactions:
       Purchase payments                             403,225         2,145,029         4,490,510        3,089,598
       Transfers between sub-accounts
           and the Company                         2,924,326           119,212         6,649,107        1,507,420
       Withdrawals                                (2,879,904)       (4,126,997)         (267,039)        (137,678)
       Annual contract fee                           (78,707)          (76,722)          (24,524)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions               368,940        (1,939,478)       10,848,054        4,459,340
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       11,242,346        (7,120,353)       14,210,258        4,205,991

Contract owners' equity at
    beginning of period                           30,156,312        37,276,665         4,205,991                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 41,398,658      $ 30,156,312      $ 18,416,249      $ 4,205,991
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                    SCIENCE & TECHNOLOGY--A            SCIENCE & TECHNOLOGY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,632,054          5,249,235           545,189            43,970
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,632,054)        (5,249,235)         (545,189)          (43,970)

Net realized gain (loss)                         (208,119,458)      (367,926,850)        1,933,475          (265,686)
Unrealized appreciation (depreciation)
    during the period                             335,377,282        159,865,459        11,574,007          (164,810)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       122,625,770       (213,310,626)       12,962,293          (474,466)

Changes from principal transactions:
       Purchase payments                            6,433,820         17,115,638        18,946,909         9,262,983
       Transfers between sub-accounts
           and the Company                         18,698,938        (69,996,329)       19,319,010         2,016,539
       Withdrawals                                (23,573,235)       (31,944,633)       (1,471,426)          (83,332)
       Annual contract fee                           (913,638)          (832,640)         (101,867)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                645,885        (85,657,964)       36,692,626        11,196,190
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       123,271,655       (298,968,590)       49,654,919        10,721,724

Contract owners' equity at
    beginning of period                           252,566,578        551,535,168        10,721,724                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 375,838,233      $ 252,566,578      $ 60,376,643      $ 10,721,724
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                            EMERGING                            EMERGING
                                                        SMALL COMPANY--A                   SMALL COMPANY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,043,019          2,283,570           517,672            70,098
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,043,019)        (2,283,570)         (517,672)          (70,098)

Net realized gain (loss)                          (24,269,768)       (49,447,542)          858,667          (326,954)
Unrealized appreciation (depreciation)
    during the period                              71,036,569         (7,945,645)       10,918,278           (42,290)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        44,723,782        (59,676,757)       11,259,273          (439,342)

Changes from principal transactions:
       Purchase payments                            2,111,670         13,480,427        19,847,415        12,179,048
       Transfers between sub-accounts
           and the Company                          4,431,589        (10,017,929)       13,136,305         2,230,590
       Withdrawals                                 (9,770,031)       (11,724,363)         (642,635)          (80,493)
       Annual contract fee                           (332,902)          (300,719)          (82,627)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (3,559,674)        (8,562,584)       32,258,458        14,329,145
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        41,164,108        (68,239,341)       43,517,731        13,889,803

Contract owners' equity at
    beginning of period                           125,683,392        193,922,733        13,889,803                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 166,847,500      $ 125,683,392      $ 57,407,534      $ 13,889,803
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH--A               AGGRESSIVE GROWTH--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,512,021          3,011,472           382,471            68,313
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,512,021)        (3,011,472)         (382,471)          (68,313)


Net realized gain (loss)                          (35,376,296)       (64,270,748)          596,747          (218,585)
Unrealized appreciation (depreciation)
    during the period                              85,347,134          3,800,154         6,877,849          (521,395)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        47,458,817        (63,482,066)        7,092,125          (808,293)

Changes from principal transactions:
       Purchase payments                            2,666,651         13,509,629        10,594,034        11,566,350
       Transfers between sub-accounts
           and the Company                         (7,310,496)       (20,741,133)        3,217,861         2,724,860
       Withdrawals                                (11,423,427)       (15,892,329)         (666,630)         (133,090)
       Annual contract fee                           (452,887)          (441,426)          (70,151)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (16,520,159)       (23,565,259)       13,075,114        14,158,120
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        30,938,658        (87,047,325)       20,167,239        13,349,827

Contract owners' equity at
    beginning of period                           161,550,312        248,597,637        13,349,827                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 192,488,970      $ 161,550,312      $ 33,517,066      $ 13,349,827
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL STOCK--A             INTERNATIONAL STOCK--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $    398,946      $     445,669      $     85,787      $      1,563

Expenses:
   Mortality and expense risk
       and administrative charges                  1,161,554          1,448,182           291,302            72,744
                                                -------------------------------------------------------------------

Net investment income (loss)                        (762,608)        (1,002,513)         (205,515)          (71,181)

Net realized gain (loss)                         (10,030,014)       (21,805,047)          795,531          (158,604)
Unrealized appreciation (depreciation)
    during the period                             30,965,735         (1,004,061)        5,035,086          (277,627)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       20,173,113        (23,811,621)        5,625,102          (507,412)

Changes from principal transactions:
       Purchase payments                             947,604          7,278,594         5,141,168        10,109,444
       Transfers between sub-accounts
           and the Company                        (4,852,539)        (6,724,536)        5,144,589         1,928,058
       Withdrawals                                (5,408,763)        (6,378,167)       (2,979,769)         (113,614)
       Annual contract fee                          (167,610)          (167,595)          (50,305)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (9,481,308)        (5,991,704)        7,255,683        11,923,888
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       10,691,805        (29,803,325)       12,880,785        11,416,476

Contract owners' equity at
    beginning of period                           79,491,068        109,294,393        11,416,476                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 90,182,873      $  79,491,068      $ 24,297,261      $ 11,416,476
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     QUANTITATIVE EQUITY--A            QUANTITATIVE EQUITY--B (1)
                                                --------------------------------      ----------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003             2002
                                                --------------------------------      ----------------------------
Income:
   Dividends                                    $     771,461      $     574,943      $    31,332      $       167

Expenses:
   Mortality and expense risk
       and administrative charges                   1,701,054          2,593,418           72,081           15,331
                                                ------------------------------------------------------------------

Net investment income (loss)                         (929,593)        (2,018,475)         (40,749)         (15,164)

Net realized gain (loss)                          (36,935,965)       (85,900,898)         257,348          (94,286)
Unrealized appreciation (depreciation)
    during the period                              60,099,333         23,136,573          720,758          (68,912)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        22,233,775        (64,782,800)         937,357         (178,362)

Changes from principal transactions:
       Purchase payments                            1,627,733          7,395,730        1,119,360        2,661,590
       Transfers between sub-accounts
           and the Company                        (17,480,821)       (47,448,100)         859,611          559,628
       Withdrawals                                 (9,757,488)       (17,584,797)        (134,808)         (28,187)
       Annual contract fee                           (260,271)          (301,002)         (14,879)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (25,870,847)       (57,938,169)       1,829,284        3,193,031
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        (3,637,072)      (122,720,969)       2,766,641        3,014,669

Contract owners' equity at
    beginning of period                           124,375,746        247,096,715        3,014,669                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 120,738,674      $ 124,375,746      $ 5,781,310      $ 3,014,669
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                           VALUE--A                           VALUE--B (1)
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                --------------------------------      ------------------------------
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   2,252,220      $   5,156,874      $    184,914      $      4,528

Expenses:
   Mortality and expense risk
       and administrative charges                   2,630,122          3,500,447           278,779            60,999
                                                --------------------------------------------------------------------

Net investment income (loss)                         (377,902)         1,656,427           (93,865)          (56,471)

Net realized gain (loss)                          (15,038,965)        (9,629,983)          436,912          (494,029)
Unrealized appreciation (depreciation)
    during the period                              70,479,396        (59,252,884)        5,625,962          (224,122)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,062,529        (67,226,440)        5,969,009          (774,622)

Changes from principal transactions:
       Purchase payments                            2,078,391         14,778,088         8,990,719         9,830,473
       Transfers between sub-accounts
           and the Company                        (28,576,758)        (8,482,256)        1,476,443         2,175,427
       Withdrawals                                (16,129,743)       (20,116,653)         (418,200)          (77,277)
       Annual contract fee                           (329,223)          (340,429)          (55,439)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (42,957,333)       (14,161,250)        9,993,523        11,928,623
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        12,105,196        (81,387,690)       15,962,532        11,154,001

Contract owners' equity at
    beginning of period                           186,030,670        267,418,360        11,154,001                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 198,135,866      $ 186,030,670      $ 27,116,533      $ 11,154,001
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   REAL ESTATE SECURITIES--A           REAL ESTATE SECURITIES--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   3,072,761      $   3,003,426      $  1,076,468      $     10,220

Expenses:
   Mortality and expense risk
       and administrative charges                   1,766,849          1,610,141           774,804           144,131
                                                --------------------------------------------------------------------

Net investment income (loss)                        1,305,912          1,393,285           301,664          (133,911)

Net realized gain (loss)                            2,605,570          2,077,647           822,144          (204,564)
Unrealized appreciation (depreciation)
    during the period                              33,596,600         (7,206,892)       14,564,864          (135,173)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        37,508,082         (3,735,960)       15,688,672          (473,648)

Changes from principal transactions:
       Purchase payments                            1,379,445         12,999,359        20,879,191        24,676,216
       Transfers between sub-accounts
           and the Company                          3,130,824         38,467,502        10,771,446         4,188,625
       Withdrawals                                 (9,983,382)       (12,577,104)       (2,011,810)         (177,117)
       Annual contract fee                           (235,198)          (166,579)         (140,625)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (5,708,311)        38,723,178        29,498,202        28,687,724
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,799,771         34,987,218        45,186,874        28,214,076

Contract owners' equity at
    beginning of period                           108,850,395         73,863,177        28,214,076                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 140,650,166      $ 108,850,395      $ 73,400,950      $ 28,214,076
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         BALANCED--A                      BALANCED--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $  1,443,068      $  1,766,109      $    240,901      $    11,346

Expenses:
   Mortality and expense risk
       and administrative charges                    855,175         1,003,604           182,810           27,576
                                                -----------------------------------------------------------------
Net investment income (loss)                         587,893           762,505            58,091          (16,230)

Net realized gain (loss)                          (8,555,921)      (11,702,441)           85,168          (78,520)
Unrealized appreciation (depreciation)
    during the period                             14,714,777        (1,233,075)        1,386,011          (20,228)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        6,746,749       (12,173,011)        1,529,270         (114,978)

Changes from principal transactions:
       Purchase payments                             659,765         5,369,213         7,245,195        5,169,246
       Transfers between sub-accounts
           and the Company                        (1,774,916)       (1,797,824)        3,090,327        1,024,071
       Withdrawals                                (5,893,492)       (6,826,594)         (568,988)        (136,475)
       Annual contract fee                           (89,859)          (77,240)          (27,148)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (7,098,502)       (3,332,445)        9,739,386        6,056,842
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         (351,753)      (15,505,456)       11,268,656        5,941,864

Contract owners' equity at
    beginning of period                           59,337,713        74,843,169         5,941,864                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 58,985,960      $ 59,337,713      $ 17,210,520      $ 5,941,864
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                          HIGH YIELD--A                    HIGH YIELD--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003                2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   9,637,576      $  11,981,195      $  2,454,162      $    166,246

Expenses:
   Mortality and expense risk
       and administrative charges                   2,764,629          1,988,137           982,226            81,182
                                                --------------------------------------------------------------------

Net investment income (loss)                        6,872,947          9,993,058         1,471,936            85,064

Net realized gain (loss)                           (3,457,399)       (27,263,784)        2,304,411          (232,857)
Unrealized appreciation (depreciation)
    during the period                              32,281,985          6,608,120         7,235,506           407,986
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        35,697,533        (10,662,606)       11,011,853           260,193

Changes from principal transactions:
       Purchase payments                            2,677,392         12,836,094        39,999,646        13,515,097
       Transfers between sub-accounts
           and the Company                         61,346,287         13,382,263        30,766,481         5,344,290
       Withdrawals                                (17,114,095)       (13,508,610)       (2,833,059)         (154,481)
       Annual contract fee                           (288,988)          (148,617)         (110,347)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             46,620,596         12,561,130        67,822,721        18,704,906
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        82,318,129          1,898,524        78,834,574        18,965,099

Contract owners' equity at
    beginning of period                           135,646,552        133,748,028        18,965,099                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 217,964,681      $ 135,646,552      $ 97,799,673      $ 18,965,099
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                 LIFESTYLE AGGRESSIVE 1000--A        LIFESTYLE AGGRESSIVE 1000--B (1)
                                                -------------------------------     ----------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003              2002               2003              2002
                                                -------------------------------     ----------------------------------
Income:
   Dividends                                    $     385,950      $    738,071      $     158,117      $      3,038

Expenses:
   Mortality and expense risk
       and administrative charges                   1,450,376         1,370,264          1,061,993           111,365
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,064,426)         (632,193)          (903,876)         (108,327)

Net realized gain (loss)                           (5,506,467)       (8,480,152)           367,242          (266,368)
Unrealized appreciation (depreciation)
    during the period                              35,931,498       (14,228,720)        23,100,056          (583,478)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        29,360,605       (23,341,065)        22,563,422          (958,173)

Changes from principal transactions:
       Purchase payments                            2,130,936        13,235,605         70,408,947        23,602,718
       Transfers between sub-accounts
           and the Company                         20,605,458         2,263,876         16,155,005         3,248,113
       Withdrawals                                 (4,525,284)       (5,844,623)        (1,244,480)          (61,304)
       Annual contract fee                           (287,512)         (222,649)          (139,016)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             17,923,598         9,432,209         85,180,456        26,789,527
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        47,284,203       (13,908,856)       107,743,878        25,831,354

Contract owners' equity at
    beginning of period                            81,128,326        95,037,182         25,831,354                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 128,412,529      $ 81,128,326      $ 133,575,232      $ 25,831,354
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                    LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                --------------------------------      --------------------------------
                                                   2003               2002               2003               2002
Income:
   Dividends                                    $   5,348,253      $   9,798,226      $   2,334,906      $      28,539

Expenses:
   Mortality and expense risk
       and administrative charges                   6,862,871          6,739,165          4,948,884            502,039
                                                ----------------------------------------------------------------------

Net investment income (loss)                       (1,514,618)         3,059,061         (2,613,978)          (473,500)

Net realized gain (loss)                          (18,798,494)       (24,910,263)           443,964           (795,789)
Unrealized appreciation (depreciation)
    during the period                             134,964,807        (66,645,311)        88,875,738         (1,203,734)
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,651,695        (88,496,513)        86,705,724         (2,473,023)

Changes from principal transactions:
       Purchase payments                            8,285,702         78,339,455        291,758,068         98,002,492
       Transfers between sub-accounts
           and the Company                         66,668,476          9,192,018        114,676,993         21,478,710
       Withdrawals                                (28,378,208)       (24,652,680)        (4,875,543)          (624,928)
       Annual contract fee                         (1,190,019)          (820,959)          (695,811)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             45,385,951         62,057,834        400,863,707        118,856,274
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       160,037,646        (26,438,679)       487,569,431        116,383,251

Contract owners' equity at
    beginning of period                           410,787,298        437,225,977        116,383,251                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 570,824,944      $ 410,787,298      $ 603,952,682      $ 116,383,251
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                   LIFESTYLE BALANCED 640--A           LIFESTYLE BALANCED 640--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  13,063,809      $  16,939,176      $   6,018,455      $      66,081

Expenses:
   Mortality and expense risk
       and administrative charges                   8,539,131          7,574,348          6,017,227            632,246
                                                ----------------------------------------------------------------------

Net investment income (loss)                        4,524,678          9,364,828              1,228           (566,165)

Net realized gain (loss)                          (14,191,575)       (19,379,768)         1,367,876           (233,278)
Unrealized appreciation (depreciation)
    during the period                             123,687,233        (52,117,232)        81,733,858            315,761
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,020,336        (62,132,172)        83,102,962           (483,682)

Changes from principal transactions:
       Purchase payments                            7,915,089         81,452,405        313,457,332        126,304,728
       Transfers between sub-accounts
           and the Company                         89,372,596         69,027,356        136,110,946         31,435,317
       Withdrawals                                (44,067,334)       (44,193,214)       (13,147,255)        (1,952,292)
       Annual contract fee                         (1,175,598)          (720,680)          (807,265)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             52,044,753        105,565,867        435,613,758        155,787,753
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       166,065,089         43,433,695        518,716,720        155,304,071

Contract owners' equity at
    beginning of period                           496,027,939        452,594,244        155,304,071                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 662,093,028      $ 496,027,939      $ 674,020,791      $ 155,304,071
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                    LIFESTYLE MODERATE 460--A          LIFESTYLE MODERATE 460--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,948,499      $   6,817,009      $   3,472,781      $     48,617

Expenses:
   Mortality and expense risk
       and administrative charges                   3,521,228          3,057,848          2,557,232           298,244
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,427,271          3,759,161            915,549          (249,627)

Net realized gain (loss)                           (5,441,935)        (5,094,965)           986,711          (201,098)
Unrealized appreciation (depreciation)
    during the period                              36,715,207         (7,691,449)        23,584,292           661,824
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        34,700,543         (9,027,253)        25,486,552           211,099

Changes from principal transactions:
       Purchase payments                            3,753,040         33,041,997        112,293,897        54,323,811
       Transfers between sub-accounts
           and the Company                         30,018,611         35,423,993         56,764,883        16,084,294
       Withdrawals                                (21,982,594)       (16,466,800)        (5,272,904)         (856,642)
       Annual contract fee                           (405,291)          (253,436)          (345,568)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             11,383,766         51,745,754        163,440,308        69,551,463
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        46,084,309         42,718,501        188,926,860        69,762,562

Contract owners' equity at
    beginning of period                           211,250,338        168,531,837         69,762,562                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 257,334,647      $ 211,250,338      $ 258,689,422      $ 69,762,562
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                -----------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280--A       LIFESTYLE CONSERVATIVE 280--B (1)
                                                --------------------------------    -----------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,097,668      $   4,150,295      $   2,763,882      $     43,896

Expenses:
   Mortality and expense risk
       and administrative charges                   2,354,906          2,039,830          1,555,889           199,164
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,742,762          2,110,465          1,207,993          (155,268)

Net realized gain (loss)                              578,125         (1,477,388)         1,507,415           (62,651)
Unrealized appreciation (depreciation)
    during the period                              10,255,396           (316,644)         6,660,749           743,780
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        14,576,283            316,433          9,376,157           525,861

Changes from principal transactions:
       Purchase payments                            1,545,117         18,382,289         67,473,922        36,109,609
       Transfers between sub-accounts
           and the Company                          4,909,458         39,064,001         19,837,487         7,809,440
       Withdrawals                                (19,591,433)       (17,028,518)        (6,598,999)         (686,035)
       Annual contract fee                           (235,418)          (131,615)          (161,583)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (13,372,276)        40,286,157         80,550,827        43,233,014
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         1,204,007         40,602,590         89,926,984        43,758,875

Contract owners' equity at
    beginning of period                           146,341,361        105,738,771         43,758,875                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 147,545,368      $ 146,341,361      $ 133,685,859      $ 43,758,875
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                     SMALL COMPANY VALUE--A             SMALL COMPANY VALUE--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   1,067,458      $   1,413,944      $     368,686      $      2,450

Expenses:
   Mortality and expense risk
       and administrative charges                   3,071,538          3,082,696          1,242,781           214,523
                                                ---------------------------------------------------------------------

Net investment income (loss)                       (2,004,080)        (1,668,752)          (874,095)         (212,073)

Net realized gain (loss)                              747,691          2,650,043          1,291,326          (737,319)
Unrealized appreciation (depreciation)
    during the period                              56,960,321        (28,129,963)        21,842,152           (41,870)
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,703,932        (27,148,672)        22,259,383          (991,262)

Changes from principal transactions:
       Purchase payments                            3,312,973         32,266,541         37,197,849        34,902,183
       Transfers between sub-accounts
           and the Company                          7,575,031         74,719,762         19,986,591         9,625,190
       Withdrawals                                (17,748,545)       (15,689,037)        (2,078,016)         (367,964)
       Annual contract fee                           (468,244)          (352,687)          (216,331)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (7,328,785)        90,944,579         54,890,093        44,159,409
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        48,375,147         63,795,907         77,149,476        43,168,147

Contract owners' equity at
    beginning of period                           193,152,245        129,356,338         43,168,147                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 241,527,392      $ 193,152,245      $ 120,317,623      $ 43,168,147
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL VALUE--A             INTERNATIONAL VALUE--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $     860,110      $    759,226      $    428,452      $      9,025

Expenses:
   Mortality and expense risk
       and administrative charges                   1,578,229         1,461,183           932,800           140,362
                                                -------------------------------------------------------------------

Net investment income (loss)                         (718,119)         (701,957)         (504,348)         (131,337)

Net realized gain (loss)                           (2,490,029)       (9,351,887)        1,837,613          (513,097)
Unrealized appreciation (depreciation)
    during the period                              43,016,341       (11,606,333)       22,987,478          (718,218)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,808,193       (21,660,177)       24,320,743        (1,362,652)

Changes from principal transactions:
       Purchase payments                            1,665,762        12,898,013        29,825,773        23,290,571
       Transfers between sub-accounts
           and the Company                         16,649,122        29,060,085        11,166,853         9,142,901
       Withdrawals                                 (7,175,085)       (6,577,115)       (2,781,811)       (1,076,883)
       Annual contract fee                           (226,279)         (164,739)         (143,289)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             10,913,520        35,216,244        38,067,526        31,356,589
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        50,721,713        13,556,067        62,388,269        29,993,937

Contract owners' equity at
    beginning of period                            89,132,404        75,576,337        29,993,937                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 139,854,117      $ 89,132,404      $ 92,382,206      $ 29,993,937
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                     SMALL COMPANY BLEND--A             SMALL COMPANY BLEND--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $     219,321      $          0      $        254

Expenses:
   Mortality and expense risk
       and administrative charges                   1,530,673          1,605,041           531,583            73,401
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,530,673)        (1,385,720)         (531,583)          (73,147)

Net realized gain (loss)                           (5,865,268)       (21,016,147)          872,949          (445,632)
Unrealized appreciation (depreciation)
    during the period                              40,837,469        (13,854,023)       11,148,655          (404,893)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        33,441,528        (36,255,890)       11,490,021          (923,672)

Changes from principal transactions:
       Purchase payments                            1,312,566         14,649,064        20,532,492        13,553,330
       Transfers between sub-accounts
           and the Company                          4,596,710         10,611,994         9,023,912         2,940,763
       Withdrawals                                 (6,873,419)        (7,012,852)         (744,019)          (97,104)
       Annual contract fee                           (244,100)          (194,217)          (83,203)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (1,208,243)        18,053,989        28,729,182        16,396,989
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        32,233,285        (18,201,901)       40,219,203        15,473,317

Contract owners' equity at
    beginning of period                            89,497,693        107,699,594        15,473,317                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 121,730,978      $  89,497,693      $ 55,692,520      $ 15,473,317
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                        TOTAL RETURN--A                     TOTAL RETURN--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  38,122,057      $  23,013,999      $  13,257,082      $      85,711

Expenses:
   Mortality and expense risk
       and administrative charges                   8,667,997          8,016,349          3,674,276            641,668
                                                ----------------------------------------------------------------------

Net investment income (loss)                       29,454,060         14,997,650          9,582,806           (555,957)

Net realized gain (loss)                            8,725,739          8,339,401            247,143            402,589
Unrealized appreciation (depreciation)
    during the period                             (19,452,832)        17,177,695         (3,884,109)         4,253,629
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        18,726,967         40,514,746          5,945,840          4,100,261

Changes from principal transactions:
       Purchase payments                            6,396,388         69,970,819        109,701,093        121,904,718
       Transfers between sub-accounts
           and the Company                        (87,612,913)       173,662,568         18,023,056         23,477,044
       Withdrawals                                (54,324,767)       (49,611,673)       (20,420,323)        (1,536,055)
       Annual contract fee                         (1,088,694)          (814,233)          (420,260)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions           (136,629,986)       193,207,481        106,883,566        143,845,707
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                      (117,903,019)       233,722,227        112,829,406        147,945,968

Contract owners' equity at
    beginning of period                           610,906,342        377,184,115        147,945,968                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 493,003,323      $ 610,906,342      $ 260,775,374      $ 147,945,968
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      U.S. LARGE CAP--A (3)              U.S. LARGE CAP--B (1,3)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   1,027,357      $     846,589      $    294,980      $      1,461

Expenses:
   Mortality and expense risk
       and administrative charges                   3,850,687          4,146,225         1,145,557           199,138
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,823,330)        (3,299,636)         (850,577)         (197,677)

Net realized gain (loss)                          (13,730,869)       (15,354,651)          890,962          (536,557)
Unrealized appreciation (depreciation)
    during the period                              94,141,401        (71,442,209)       22,003,462          (118,325)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        77,587,202        (90,096,496)       22,043,847          (852,559)

Changes from principal transactions:
       Purchase payments                            2,731,656         30,152,648        30,133,548        34,742,061
       Transfers between sub-accounts
           and the Company                         (8,277,233)        10,430,828         9,026,408         6,258,578
       Withdrawals                                (18,187,380)       (18,897,540)       (1,730,625)         (216,408)
       Annual contract fee                           (546,215)          (455,264)         (210,633)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (24,279,172)        21,230,672        37,218,698        40,784,231
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        53,308,030        (68,865,824)       59,262,545        39,931,672

Contract owners' equity at
    beginning of period                           236,130,644        304,996,468        39,931,672                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 289,438,674      $ 236,130,644      $ 99,194,217      $ 39,931,672
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                        MID CAP STOCK--A                  MID CAP STOCK--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,765,507          1,613,189           663,746            88,453
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,765,507)        (1,613,189)         (663,746)          (88,453)

Net realized gain (loss)                           (3,953,338)        (9,943,108)          521,177          (198,403)
Unrealized appreciation (depreciation)
    during the period                              45,265,057        (19,384,457)       14,045,762          (361,070)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,546,212        (30,940,754)       13,903,193          (647,926)

Changes from principal transactions:
       Purchase payments                            1,556,968         16,726,451        26,830,411        15,005,125
       Transfers between sub-accounts
           and the Company                         27,772,543          3,484,532        19,278,690         3,874,326
       Withdrawals                                 (9,081,838)        (6,595,563)       (1,079,543)          (70,993)
       Annual contract fee                           (296,081)          (209,281)         (105,344)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             19,951,592         13,406,139        44,924,214        18,808,458
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        59,497,804        (17,534,615)       58,827,407        18,160,532

Contract owners' equity at
    beginning of period                            92,124,626        109,659,241        18,160,532                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 151,622,430      $  92,124,626      $ 76,987,939      $ 18,160,532
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                   GLOBAL ALLOCATION--A (4)          GLOBAL ALLOCATION--B (1,4)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $    242,824      $      1,486      $     40,241      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                    758,544           986,506           156,883           26,200
                                                -----------------------------------------------------------------

Net investment income (loss)                        (515,720)         (985,020)         (116,642)         (26,200)

Net realized gain (loss)                          (5,720,796)       (9,023,658)          335,456          (29,531)
Unrealized appreciation (depreciation)
    during the period                             17,070,057        (9,251,757)        2,241,544         (106,854)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,833,541       (19,260,435)        2,460,358         (162,585)

Changes from principal transactions:
       Purchase payments                             486,706         9,355,127         6,346,340        4,437,868
       Transfers between sub-accounts
           and the Company                        (6,651,531)       (3,192,626)        3,538,890          909,266
       Withdrawals                                (2,506,961)       (3,171,002)         (243,712)         (17,116)
       Annual contract fee                          (169,400)         (173,268)          (31,743)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (8,841,186)        2,818,231         9,609,775        5,330,018
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        1,992,355       (16,442,204)       12,070,133        5,167,433

Contract owners' equity at
    beginning of period                           51,976,048        68,418,252         5,167,433                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 53,968,403      $ 51,976,048      $ 17,237,566      $ 5,167,433
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       DYNAMIC GROWTH--A                DYNAMIC GROWTH--B (1)
                                                -------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      -----------------------------
Income:
   Dividends                                    $           0      $          0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,307,716         1,030,358           389,027           20,255
                                                ------------------------------------------------------------------

Net investment income (loss)                       (1,307,716)       (1,030,358)         (389,027)         (20,255)

Net realized gain (loss)                          (14,968,813)      (53,003,232)          694,583          (89,409)
Unrealized appreciation (depreciation)
    during the period                              40,081,610        27,556,315         6,952,445          (94,763)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        23,805,081       (26,477,275)        7,258,001         (204,427)

Changes from principal transactions:
       Purchase payments                            1,863,316         5,699,912         4,865,312        3,901,542
       Transfers between sub-accounts
           and the Company                         36,246,415        (9,627,810)       23,010,178          476,227
       Withdrawals                                 (4,882,183)       (6,160,656)         (634,035)         (36,804)
       Annual contract fee                           (287,922)         (197,554)          (90,837)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             32,939,626       (10,286,108)       27,150,618        4,340,965
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        56,744,707       (36,763,383)       34,408,619        4,136,538

Contract owners' equity at
    beginning of period                            53,547,967        90,311,350         4,136,538                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 110,292,674      $ 53,547,967      $ 38,545,157      $ 4,136,538
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------------
                                                          INTERNET TECHNOLOGIES -- A (5)     INTERNET TECHNOLOGIES -- B (1, 5)
                                                         --------------------------------    ---------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    ---------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               106,221           367,924            16,038            11,163
                                                         --------------    --------------    --------------    --------------

Net investment income (loss)                                   (106,221)         (367,924)          (16,038)          (11,163)

Net realized gain (loss)                                     (7,940,612)      (32,895,046)          852,780           (10,913)
Unrealized appreciation (depreciation)
    during the period                                        12,804,639        18,912,850          (130,233)          130,233
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,757,806       (14,350,120)          706,509           108,157

Changes from principal transactions:
       Purchase payments                                        138,388         3,043,522           708,021         2,203,496
       Transfers between sub-accounts
           and the Company                                  (25,014,247)       (2,748,309)       (3,910,982)          260,326
       Withdrawals                                             (563,388)       (1,342,996)          (43,872)          (31,655)
       Annual contract fee                                      (24,274)          (76,056)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (25,463,521)       (1,123,839)       (3,246,833)        2,432,167
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (20,705,715)      (15,473,959)       (2,540,324)        2,540,324

Contract owners' equity at
    beginning of period                                      20,705,715        36,179,674         2,540,324                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   20,705,715    $            0    $    2,540,324
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            INTERNATIONAL INDEX -- A           INTERNATIONAL INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      245,834    $      195,833    $      193,089    $       73,986

Expenses:
    Mortality and expense risk
       and administrative charges                               225,749           221,096           178,753            28,131
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     20,085           (25,263)           14,336            45,855

Net realized gain (loss)                                       (608,288)       (2,146,826)          710,643          (102,024)
Unrealized appreciation (depreciation)
    during the period                                         4,808,828          (740,986)        3,136,670          (105,515)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,220,625        (2,913,075)        3,861,649          (161,684)

Changes from principal transactions:
       Purchase payments                                        254,441         2,992,589         4,799,531         4,165,238
       Transfers between sub-accounts
           and the Company                                    1,330,282         2,396,719         4,686,350         1,263,539
       Withdrawals                                             (673,064)       (1,083,685)       (2,486,791)          (44,380)
       Annual contract fee                                      (40,634)          (30,608)          (29,510)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          871,025         4,275,015         6,969,580         5,384,397
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,091,650         1,361,940        10,831,229         5,222,713

Contract owners' equity at
    beginning of period                                      14,048,845        12,686,905         5,222,713                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   19,140,495    $   14,048,845    $   16,053,942    $    5,222,713
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX -- A      TOTAL STOCK MARKET INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      237,548    $            0    $       60,461

Expenses:
    Mortality and expense risk
       and administrative charges                               438,497           389,238           239,005            26,107
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (438,497)         (151,690)         (239,005)           34,354

Net realized gain (loss)                                     (1,410,997)       (2,323,091)           87,807          (104,958)
Unrealized appreciation (depreciation)
    during the period                                         9,278,258        (4,368,287)        4,319,660          (186,281)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,428,764        (6,843,068)        4,168,462          (256,885)

Changes from principal transactions:
       Purchase payments                                        387,538         4,992,764         9,914,698         4,718,917
       Transfers between sub-accounts
           and the Company                                    6,476,328         2,821,406         6,216,570         1,435,506
       Withdrawals                                           (1,700,206)       (2,086,338)         (325,601)          (22,082)
       Annual contract fee                                      (69,620)          (44,805)          (33,840)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,094,040         5,683,027        15,771,827         6,132,341
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,522,804        (1,160,041)       19,940,289         5,875,456

Contract owners' equity at
    beginning of period                                      24,131,031        25,291,072         5,875,456                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   36,653,835    $   24,131,031    $   25,815,745    $    5,875,456
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 500 INDEX -- A                     500 INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $    1,487,820    $        3,519    $      556,682    $            4

Expenses:
    Mortality and expense risk
       and administrative charges                             2,482,358         2,369,867         1,101,155           163,929
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (994,538)       (2,366,348)         (544,473)         (163,925)

Net realized gain (loss)                                    (12,949,387)      (21,292,483)          702,971          (601,407)
Unrealized appreciation (depreciation)
    during the period                                        53,097,608       (20,746,205)       16,909,678          (561,977)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  39,153,683       (44,405,036)       17,068,176        (1,327,309)

Changes from principal transactions:
       Purchase payments                                      2,400,970        29,151,983        32,423,115        30,766,509
       Transfers between sub-accounts
           and the Company                                   13,494,413        20,678,780        19,768,619         7,271,139
       Withdrawals                                           (9,306,841)      (11,756,782)       (2,087,330)         (310,700)
       Annual contract fee                                     (492,795)         (359,480)         (196,319)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        6,095,747        37,714,501        49,908,085        37,726,948
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  45,249,430        (6,690,535)       66,976,261        36,399,639

Contract owners' equity at
    beginning of period                                     147,456,807       154,147,342        36,399,639                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  192,706,237    $  147,456,807    $  103,375,900    $   36,399,639
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                MID CAP INDEX -- A                MID CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      257,051    $            0    $       65,616

Expenses:
    Mortality and expense risk
       and administrative charges                               807,521           807,184           376,577            60,331
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (807,521)         (550,133)         (376,577)            5,285

Net realized gain (loss)                                     (1,709,762)       (2,686,795)           76,354          (174,688)
Unrealized appreciation (depreciation)
    during the period                                        17,772,697        (9,009,316)        7,484,869          (266,145)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  15,255,414       (12,246,244)        7,184,646          (435,548)

Changes from principal transactions:
       Purchase payments                                        800,616         9,533,030        12,674,613         9,590,419
       Transfers between sub-accounts
           and the Company                                    5,154,450        19,280,805         7,431,069         3,138,636
       Withdrawals                                           (3,991,530)       (4,367,432)         (467,387)         (134,223)
       Annual contract fee                                     (145,606)          (93,847)          (64,415)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,817,930        24,352,556        19,573,880        12,594,832
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  17,073,344        12,106,312        26,758,526        12,159,284

Contract owners' equity at
    beginning of period                                      49,706,633        37,600,321        12,159,284                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   66,779,977    $   49,706,633    $   38,917,810    $   12,159,284
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               SMALL CAP INDEX -- A              SMALL CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      254,534    $            0    $       83,509

Expenses:
    Mortality and expense risk
       and administrative charges                               560,002           492,247           320,619            43,855
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (560,002)         (237,713)         (320,619)           39,654

Net realized gain (loss)                                       (834,348)       (2,354,272)          528,043          (156,845)
Unrealized appreciation (depreciation)
    during the period                                        14,713,180        (7,071,736)        7,240,581          (260,602)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  13,318,830        (9,663,721)        7,448,005          (377,793)

Changes from principal transactions:
       Purchase payments                                        628,128         7,151,868         9,511,910         7,430,906
       Transfers between sub-accounts
           and the Company                                   14,664,535         8,821,938         9,097,519         2,229,530
       Withdrawals                                           (2,164,037)       (2,691,123)         (347,026)          (61,803)
       Annual contract fee                                      (98,019)          (60,582)          (57,021)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       13,030,607        13,222,101        18,205,382         9,598,633
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  26,349,437         3,558,380        25,653,387         9,220,840

Contract owners' equity at
    beginning of period                                      29,033,041        25,474,661         9,220,840                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   55,382,478    $   29,033,041    $   34,874,227    $    9,220,840
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            CAPITAL APPRECIATION -- A         CAPITAL APPRECIATION -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               580,048           518,993           391,515            67,118
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (580,048)         (518,993)         (391,515)          (67,118)

Net realized gain (loss)                                     (2,751,528)       (2,690,993)          (70,548)         (195,278)
Unrealized appreciation (depreciation)
    during the period                                        12,586,350       (10,230,082)        6,592,133          (835,405)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,254,774       (13,440,068)        6,130,070        (1,097,801)

Changes from principal transactions:
       Purchase payments                                        889,795        10,401,116         9,331,010        10,920,067
       Transfers between sub-accounts
           and the Company                                    1,001,664        11,013,903         6,950,821         3,363,596
       Withdrawals                                           (2,024,517)       (1,516,331)         (540,253)          (68,708)
       Annual contract fee                                     (116,413)          (67,759)          (66,944)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (249,471)       19,830,929        15,674,634        14,214,955
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,005,303         6,390,861        21,804,704        13,117,154

Contract owners' equity at
    beginning of period                                      33,398,913        27,008,052        13,117,154                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,404,216    $   33,398,913    $   34,921,858    $   13,117,154
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                           TELECOMMUNICATIONS -- A (5)         TELECOMMUNICATIONS -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,245            89,279            13,690             8,955
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (27,245)          (89,279)          (13,690)           (8,955)

Net realized gain (loss)                                     (1,309,856)       (2,826,618)          186,646           (29,282)
Unrealized appreciation (depreciation)
    during the period                                         1,691,961        (1,413,072)           30,789           (30,789)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     354,860        (4,328,969)          203,745           (69,026)

Changes from principal transactions:
       Purchase payments                                         23,491         1,641,855           810,290         1,918,339
       Transfers between sub-accounts
           and the Company                                   (5,715,687)          595,722        (3,186,540)          365,270
       Withdrawals                                             (174,301)         (401,162)          (18,882)          (23,196)
       Annual contract fee                                       (5,918)          (13,697)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (5,872,415)        1,822,718        (2,395,132)        2,260,413
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  (5,517,555)       (2,506,251)       (2,191,387)        2,191,387

Contract owners' equity at
    beginning of period                                       5,517,555         8,023,806         2,191,387                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $    5,517,555    $            0    $    2,191,387
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               HEALTH SCIENCES -- A               HEALTH SCIENCES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      130,633    $            0    $          272

Expenses:
    Mortality and expense risk
       and administrative charges                               961,366           822,103           514,144            74,290
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (961,366)         (691,470)         (514,144)          (74,018)

Net realized gain (loss)                                     (1,458,650)       (4,914,819)          643,211          (136,522)
Unrealized appreciation (depreciation)
    during the period                                        19,864,783       (13,328,080)        8,730,114          (438,143)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  17,444,767       (18,934,369)        8,859,181          (648,683)

Changes from principal transactions:
       Purchase payments                                      1,321,398        18,223,813        17,961,280        13,442,315
       Transfers between sub-accounts
           and the Company                                   10,439,258         7,864,621         9,329,187         2,637,139
       Withdrawals                                           (4,086,313)       (2,537,519)       (1,200,623)          (99,701)
       Annual contract fee                                     (196,282)         (105,433)          (95,068)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,478,061        23,445,482        25,994,776        15,979,753
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  24,922,828         4,511,113        34,853,957        15,331,070

Contract owners' equity at
    beginning of period                                      49,049,222        44,538,109        15,331,070                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   73,972,050    $   49,049,222    $   50,185,027    $   15,331,070
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             MID CAP GROWTH -- A (5)             MID CAP GROWTH -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003                2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               131,308           422,591            52,662            40,046
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (131,308)         (422,591)          (52,662)          (40,046)

Net realized gain (loss)                                     (3,708,294)       (4,864,280)          887,549          (214,144)
Unrealized appreciation (depreciation)
    during the period                                         5,771,646        (6,327,604)           92,314           (92,314)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,932,044       (11,614,475)          927,201          (346,504)

Changes from principal transactions:
       Purchase payments                                        186,821         8,312,366         2,670,739         7,120,150
       Transfers between sub-accounts
           and the Company                                  (27,660,947)        6,680,072       (11,588,855)        1,302,274
       Withdrawals                                             (516,725)       (1,300,036)          (68,898)          (16,107)
       Annual contract fee                                      (33,204)          (58,633)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (28,024,055)       13,633,769        (8,987,014)        8,406,317
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (26,092,011)        2,019,294        (8,059,813)        8,059,813

Contract owners' equity at
    beginning of period                                      26,092,011        24,072,717         8,059,813                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   26,092,011    $            0    $    8,059,813
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                      MID CAP                             MID CAP
                                                              OPPORTUNITIES -- A (5)             OPPORTUNITIES -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                70,821           230,682            28,900            23,220
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (70,821)         (230,682)          (28,900)          (23,220)

Net realized gain (loss)                                     (2,955,062)       (1,444,949)          187,513           (51,887)
Unrealized appreciation (depreciation)
    during the period                                         3,907,950        (4,431,079)          270,104          (270,104)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     882,067        (6,106,710)          428,717          (345,211)

Changes from principal transactions:
       Purchase payments                                         89,924         5,307,642         1,067,131         4,410,761
       Transfers between sub-accounts
           and the Company                                  (14,714,964)        2,221,864        (6,132,772)          708,081
       Withdrawals                                             (226,668)         (421,482)          (58,758)          (77,949)
       Annual contract fee                                      (16,384)          (33,816)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (14,868,092)        7,074,208        (5,124,399)        5,040,893
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (13,986,025)          967,498        (4,695,682)        4,695,682

Contract owners' equity at
    beginning of period                                      13,986,025        13,018,527         4,695,682                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   13,986,025    $            0    $    4,695,682
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FINANCIAL SERVICES -- A            FINANCIAL SERVICES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003               2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       63,885    $          668    $       43,865    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               541,887           491,430           356,061            57,479
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (478,002)         (490,762)         (312,196)          (57,478)

Net realized gain (loss)                                       (509,791)       (1,646,961)          245,658          (116,388)
Unrealized appreciation (depreciation)
    during the period                                        10,866,427        (5,328,250)        6,796,237          (244,081)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,878,634        (7,465,973)        6,729,699          (417,947)

Changes from principal transactions:
       Purchase payments                                        839,814        10,738,074        11,722,821        10,391,373
       Transfers between sub-accounts
           and the Company                                    2,204,456         8,449,512         4,382,699         1,833,512
       Withdrawals                                           (2,230,835)       (1,506,019)         (850,259)          (86,421)
       Annual contract fee                                     (118,410)          (67,047)          (65,335)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          695,025        17,614,520        15,189,926        12,138,464
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  10,573,659        10,148,547        21,919,625        11,720,517

Contract owners' equity at
    beginning of period                                      31,448,879        21,300,332        11,720,517                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,022,538    $   31,448,879    $   33,640,142    $   11,720,517
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             QUANTITATIVE MID CAP -- A         QUANTITATIVE MID CAP -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               115,629            95,493            72,366             8,652
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (115,629)          (95,493)          (72,366)           (8,652)

Net realized gain (loss)                                       (201,116)         (685,608)          151,296           (18,576)
Unrealized appreciation (depreciation)
    during the period                                         2,704,335        (1,040,142)        1,405,029           (89,472)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   2,387,590        (1,821,243)        1,483,959          (116,700)

Changes from principal transactions:
       Purchase payments                                        123,111         2,008,716         1,717,859         1,690,305
       Transfers between sub-accounts
           and the Company                                      973,388         2,749,479         1,574,493           518,971
       Withdrawals                                             (778,599)         (389,443)          (82,040)           (6,656)
       Annual contract fee                                      (20,690)          (13,447)          (14,007)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          297,210         4,355,305         3,196,305         2,202,620
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   2,684,800         2,534,062         4,680,264         2,085,920

Contract owners' equity at
    beginning of period                                       6,865,094         4,331,032         2,085,920                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    9,549,894    $    6,865,094    $    6,766,184    $    2,085,920
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               STRATEGIC GROWTH -- A             STRATEGIC GROWTH -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               764,632           762,988           368,125            67,752
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (764,632)         (762,988)         (368,125)          (67,752)

Net realized gain (loss)                                     (3,056,403)       (4,356,692)          151,170          (138,640)
Unrealized appreciation (depreciation)
    during the period                                        14,901,500       (12,971,242)        5,322,286          (146,699)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  11,080,465       (18,090,922)        5,105,331          (353,091)

Changes from principal transactions:
       Purchase payments                                        948,009        15,763,382         9,508,896        10,495,658
       Transfers between sub-accounts
           and the Company                                   (3,851,663)        9,009,232         4,971,784         2,823,182
       Withdrawals                                           (2,990,413)       (2,868,719)         (635,149)         (110,533)
       Annual contract fee                                     (157,941)          (99,212)          (59,379)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (6,052,008)       21,804,683        13,786,152        13,208,307
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,028,457         3,713,761        18,891,483        12,855,216

Contract owners' equity at
    beginning of period                                      48,489,729        44,775,968        12,855,216                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   53,518,186    $   48,489,729    $   31,746,699    $   12,855,216
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              ALL CAP VALUE -- A                  ALL CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       23,479    $          714    $       13,958    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               584,632           399,774           271,501            31,731
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (561,153)         (399,060)         (257,543)          (31,730)

Net realized gain (loss)                                       (952,588)       (3,356,156)          279,251          (153,925)
Unrealized appreciation (depreciation)
    during the period                                        13,529,847        (6,134,255)        5,462,578           (96,236)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  12,016,106        (9,889,471)        5,484,286          (281,891)

Changes from principal transactions:
       Purchase payments                                        692,938         7,487,851        12,880,161         5,331,940
       Transfers between sub-accounts
           and the Company                                   18,186,083        11,509,389         9,610,799         1,653,765
       Withdrawals                                           (2,270,646)       (1,348,925)         (403,998)          (97,000)
       Annual contract fee                                     (101,719)          (51,334)          (40,099)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       16,506,656        17,596,981        22,046,863         6,888,705
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  28,522,762         7,707,510        27,531,149         6,606,814

Contract owners' equity at
    beginning of period                                      26,319,806        18,612,296         6,606,814                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   54,842,568    $   26,319,806    $   34,137,963    $    6,606,814
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             STRATEGIC VALUE -- A (6)           STRATEGIC VALUE -- B (1, 6)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        4,925    $            0    $        8,226    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               455,388           487,469           173,850            25,737
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (450,463)         (487,469)         (165,624)          (25,737)

Net realized gain (loss)                                     (1,814,571)       (3,256,978)          104,033           (63,662)
Unrealized appreciation (depreciation)
    during the period                                         9,379,994        (7,673,248)        2,864,459          (167,260)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,114,960       (11,417,695)        2,802,868          (256,659)

Changes from principal transactions:
       Purchase payments                                        521,532         9,072,045         6,736,116         4,825,428
       Transfers between sub-accounts
           and the Company                                   (1,229,550)        4,103,929         3,007,566           952,338
       Withdrawals                                           (1,892,278)       (1,804,854)         (348,924)          (33,445)
       Annual contract fee                                      (82,756)          (60,385)          (25,866)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,683,052)       11,310,735         9,368,892         5,744,321
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   4,431,908          (106,960)       12,171,760         5,487,662

Contract owners' equity at
    beginning of period                                      28,348,130        28,455,090         5,487,662                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   32,780,038    $   28,348,130    $   17,659,422    $    5,487,662
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(6) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 UTILITIES -- A                     UTILITIES -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      247,136    $          867    $      128,999    $            3

Expenses:
    Mortality and expense risk
       and administrative charges                               324,938           264,228           199,884            27,378
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (77,802)         (263,361)          (70,885)          (27,375)

Net realized gain (loss)                                     (1,317,354)       (3,000,027)          367,856           (76,879)
Unrealized appreciation (depreciation)
    during the period                                         7,314,767        (1,973,109)        3,282,996           185,473
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   5,919,611        (5,236,497)        3,579,967            81,219

Changes from principal transactions:
       Purchase payments                                        426,946         4,741,181         6,203,408         5,295,213
       Transfers between sub-accounts
           and the Company                                    4,201,136         2,858,823         3,657,964         1,081,523
       Withdrawals                                           (1,465,927)         (836,596)         (466,709)          (43,522)
       Annual contract fee                                      (65,973)          (43,504)          (33,134)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,096,182         6,719,904         9,361,529         6,333,214
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,015,793         1,483,407        12,941,496         6,414,433

Contract owners' equity at
    beginning of period                                      16,927,283        15,443,876         6,414,433                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   25,943,076    $   16,927,283    $   19,355,929    $    6,414,433
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 MID CAP VALUE -- A                MID CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      645,184    $            0    $      325,494    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                             2,427,501         2,069,377         1,499,562           264,083
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,782,317)       (2,069,377)       (1,174,068)         (264,083)

Net realized gain (loss)                                     (1,054,952)       (2,056,052)          (14,469)         (444,246)
Unrealized appreciation (depreciation)
    during the period                                        37,796,326       (17,182,158)       25,380,175          (326,894)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  34,959,057       (21,307,587)       24,191,638        (1,035,223)

Changes from principal transactions:
       Purchase payments                                      2,814,991        38,941,710        41,790,569        44,341,314
       Transfers between sub-accounts
           and the Company                                    4,670,013        73,052,100        21,050,185        11,992,212
       Withdrawals                                          (10,586,118)       (7,416,381)       (2,195,856)         (309,902)
       Annual contract fee                                     (434,210)         (260,991)         (252,604)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (3,535,324)      104,316,438        60,392,294        56,023,624
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  31,423,733        83,008,851        84,583,932        54,988,401

Contract owners' equity at
    beginning of period                                     153,929,301        70,920,450        54,988,401                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  185,353,034    $  153,929,301    $  139,572,333    $   54,988,401
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               FUNDAMENTAL VALUE -- A           FUNDAMENTAL VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      388,045    $      125,822    $      191,218    $          526

Expenses:
    Mortality and expense risk
       and administrative charges                             2,169,424         1,947,976         1,214,416           199,129
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,781,379)       (1,822,154)       (1,023,198)         (198,603)

Net realized gain (loss)                                     (1,927,958)       (4,795,847)           (9,405)         (191,785)
Unrealized appreciation (depreciation)
    during the period                                        39,018,924       (18,833,626)       22,000,548          (698,166)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  35,309,587       (25,451,627)       20,967,945        (1,088,554)

Changes from principal transactions:
       Purchase payments                                      2,181,585        39,149,760        38,328,455        35,493,405
       Transfers between sub-accounts
           and the Company                                    3,561,062        33,426,284        14,687,309         8,691,721
       Withdrawals                                           (8,343,054)       (7,042,210)       (1,907,379)         (199,265)
       Annual contract fee                                     (389,822)         (241,583)         (188,387)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,990,229)       65,292,251        50,919,998        43,985,861
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  32,319,358        39,840,624        71,887,943        42,897,307

Contract owners' equity at
    beginning of period                                     130,027,860        90,187,236        42,897,307                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  162,347,218    $  130,027,860    $  114,785,250    $   42,897,307
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            EMERGING           NATURAL           MID CAP      QUANTITATIVE ALL
                                                         GROWTH -- B (7) RESOURCES -- B (7)   CORE -- B (7)     CAP -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      142,984    $            0    $            0    $       18,720

Expenses:
    Mortality and expense risk
       and administrative charges                                16,125           100,168            79,017             2,425
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    126,859          (100,168)          (79,017)           16,295

Net realized gain (loss)                                        105,984           (39,430)           67,427             2,885
Unrealized appreciation (depreciation)
    during the period                                            11,456         4,015,494         1,250,903            34,228
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     244,299         3,875,896         1,239,313            53,408

Changes from principal transactions:
       Purchase payments                                        369,045         2,845,009         5,562,903           153,321
       Transfers between sub-accounts
           and the Company                                    3,220,842        20,428,744         9,576,115           382,863
       Withdrawals                                              (74,499)         (163,518)         (104,001)           (3,969)
       Annual contract fee                                       (1,848)          (19,592)           (5,446)             (577)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,513,540        23,090,643        15,029,571           531,638
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   3,757,839        26,966,539        16,268,884           585,046

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    3,757,839    $   26,966,539    $   16,268,884    $      585,046
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SMALL CAP
                                                            LARGE CAP    OPPORTUNITIES -- B      SPECIAL        REAL RETURN
                                                         VALUE -- B (7)          (7)         VALUE -- B (7)     BOND -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003             2003              2003               2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      103,898    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,668            41,800             7,926           364,643
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     76,230           (41,800)           (7,926)         (364,643)

Net realized gain (loss)                                        127,349           136,794            41,053            63,547
Unrealized appreciation (depreciation)
    during the period                                           385,662         1,168,010           139,576         1,745,883
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     589,241         1,263,004           172,703         1,444,787

Changes from principal transactions:
       Purchase payments                                      1,798,507         1,655,553           704,152        24,432,931
       Transfers between sub-accounts
           and the Company                                    3,342,621        12,264,906         1,041,069        40,668,125
       Withdrawals                                             (100,982)         (275,117)          (12,188)       (2,560,774)
       Annual contract fee                                       (1,640)           (4,071)             (267)          (27,365)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,038,506        13,641,271         1,732,766        62,512,917
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,627,747        14,904,275         1,905,469        63,957,704

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    5,627,747    $   14,904,275    $    1,905,469    $   63,957,704
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             AMERICAN                          AMERICAN BLUE-
                                                        GREAT COMPANIES  INTERNATIONAL -- B     AMERICAN       CHIP INCOME &
                                                        AMERICA -- B (8)       (7)           GROWTH -- B (7)   GROWTH -- B (7)
                                                        -----------------------------------  --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $          357    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,678           238,776         1,226,974           401,381
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     (1,321)         (238,776)       (1,226,974)         (401,381)

Net realized gain (loss)                                           (117)          277,345         1,055,338           187,010
Unrealized appreciation (depreciation)
    during the period                                            28,742         6,430,489        21,725,459         7,848,093
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                      27,304         6,469,058        21,553,823         7,633,722

Changes from principal transactions:
       Purchase payments                                        123,703        18,967,915        84,913,379        32,474,388
       Transfers between sub-accounts
           and the Company                                      403,501        36,919,247       153,640,282        45,069,335
       Withdrawals                                                 (942)         (471,183)       (3,702,341)       (1,087,378)
       Annual contract fee                                          (11)          (25,985)         (116,820)          (33,403)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          526,251        55,389,994       234,734,500        76,422,942
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                     553,555        61,859,052       256,288,323        84,056,664

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $      553,555    $   61,859,052    $  256,288,323    $   84,056,664
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(8) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                                   -----------------------------------------------------
                                                   AMERICAN GROWTH-
                                                    INCOME -- B (7) SCUDDER 21ST CENTURY GROWTH -- B (9)
                                                   ---------------- ------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31         YEAR ENDED DECEMBER 31
                                                         2003            2003             2002
                                                    -------------    -------------    -------------
Income:
   Dividends                                        $           0    $           0    $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         765,234           37,407              165
                                                    -------------    -------------    -------------
Net investment income (loss)                             (765,234)         (37,407)            (165)

Net realized gain (loss)                                  536,621           30,907              103
Unrealized appreciation (depreciation)
    during the period                                  15,411,163          616,509           (5,396)
                                                    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations            15,182,550          610,009           (5,458)

Changes from principal transactions:
       Purchase payments                               55,196,479        3,974,639          152,611
       Transfers between sub-accounts
           and the Company                            104,478,892          623,174           13,087
       Withdrawals                                     (1,959,251)         (29,223)             (55)
       Annual contract fee                                (58,158)            (784)               0
                                                    -------------    -------------    -------------
Net increase (decrease) in contract owners'
    equity from principal transactions                157,657,962        4,567,806          165,643
                                                    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                           172,840,512        5,177,815          160,185

Contract owners' equity at
    beginning of period                                         0          160,185                0
                                                    -------------    -------------    -------------
Contract owners' equity at
    end of period                                   $ 172,840,512    $   5,338,000    $     160,185
                                                    =============    =============    =============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER CAPITAL GROWTH -- B (9)     SCUDDER GLOBAL DISCOVERY -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        7,339    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                97,403               425            48,222               184
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (90,064)             (425)          (48,222)             (184)

Net realized gain (loss)                                        124,638               (17)          103,107                13
Unrealized appreciation (depreciation)
    during the period                                         1,505,160           (16,908)        1,354,585               927
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,539,734           (17,350)        1,409,470               756

Changes from principal transactions:
       Purchase payments                                      8,870,372           435,382         4,559,252           136,524
       Transfers between sub-accounts
           and the Company                                    2,324,137            42,119           404,465             5,881
       Withdrawals                                              (91,812)             (359)          (28,218)              (14)
       Annual contract fee                                       (4,164)                0            (1,169)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       11,098,533           477,142         4,934,330           142,391
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,638,267           459,792         6,343,800           143,147

Contract owners' equity at
    beginning of period                                         459,792                 0           143,147                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   13,098,059    $      459,792    $    6,486,947    $      143,147
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER GROWTH & INCOME -- B (9)    SCUDDER HEALTH SCIENCES -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       16,881    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                65,746               312            69,333               340
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (48,865)             (312)          (69,333)             (340)

Net realized gain (loss)                                         56,386               (15)           84,219                (9)
Unrealized appreciation (depreciation)
    during the period                                         1,069,082           (12,091)        1,228,592            (4,947)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,076,603           (12,418)        1,243,478            (5,296)
Changes from principal transactions:
       Purchase payments                                      6,473,874           286,745         6,327,323           284,531
       Transfers between sub-accounts
           and the Company                                    1,174,527            13,003         1,484,499            40,205
       Withdrawals                                             (166,362)                0           (54,355)              (35)
       Annual contract fee                                       (2,129)                0            (2,639)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,479,910           299,748         7,754,828           324,701
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   8,556,513           287,330         8,998,306           319,405

Contract owners' equity at
    beginning of period                                         287,330                 0           319,405                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    8,843,843    $      287,330    $    9,317,711    $      319,405
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                SCUDDER INTERNATIONAL -- B (9)    SCUDDER AGGRESSIVE GROWTH -- B (9)
                                                ------------------------------    ----------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     16,072      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     78,941               719            18,078               100
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (62,869)             (719)          (18,078)             (100)

Net realized gain (loss)                              98,307               634            52,984                15
Unrealized appreciation (depreciation)
    during the period                              1,740,709            (4,582)          275,563            (2,854)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,147            (4,667)          310,469            (2,939)

Changes from principal transactions:
       Purchase payments                           7,606,439           505,929         1,996,764            77,169
       Transfers between sub-accounts
           and the Company                         1,458,731            48,481           547,464             7,344
       Withdrawals                                   (63,473)             (256)         (135,790)                0
       Annual contract fee                            (4,223)                0              (656)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,997,474           554,154         2,407,782            84,513
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,773,621           549,487         2,718,251            81,574

Contract owners' equity at
    beginning of period                              549,487                 0            81,574                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,323,108      $    549,487      $  2,799,825      $     81,574
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                  SCUDDER BLUE CHIP -- B (9)       SCUDDER CONTARIAN VALUE -- B (9)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      7,370      $          0      $     34,131      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     96,061               409            91,411               654
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (88,691)             (409)          (57,280)             (654)

Net realized gain (loss)                              37,791              (223)           45,722              (170)
Unrealized appreciation (depreciation)
    during the period                              1,889,347            (7,526)        2,006,988           (11,933)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,838,447            (8,158)        1,995,430           (12,757)

Changes from principal transactions:
       Purchase payments                           9,843,338           332,376        10,030,068           451,261
       Transfers between sub-accounts
           and the Company                         2,010,274            58,082         2,060,724            64,957
       Withdrawals                                  (126,333)             (207)          (71,670)              (37)
       Annual contract fee                            (3,121)                0            (3,939)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,724,158           390,251        12,015,183           516,181
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       13,562,605           382,093        14,010,613           503,424

Contract owners' equity at
    beginning of period                              382,093                 0           503,424                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 13,944,698      $    382,093      $ 14,514,037      $    503,424
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       SCUDDER GLOBAL                    SCUDDER GOVERNMENT
                                                      BLUE CHIP -- B (9)                 SECURITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      1,196      $          0      $  1,261,601      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     37,524               261           521,000             3,870
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (36,328)             (261)          740,601            (3,870)

Net realized gain (loss)                              38,636              (100)       (1,231,172)              197
Unrealized appreciation (depreciation)
    during the period                                850,060             1,417           211,648            17,344
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          852,368             1,056          (278,923)           13,671

Changes from principal transactions:
       Purchase payments                           3,297,999           186,721        52,857,709         2,527,544
       Transfers between sub-accounts
           and the Company                           709,168            10,141       (20,275,878)          168,447
       Withdrawals                                   (13,651)             (100)         (666,270)          (11,503)
       Annual contract fee                            (2,027)                0           (16,454)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             3,991,489           196,762        31,899,107         2,684,488
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        4,843,857           197,818        31,620,184         2,698,159

Contract owners' equity at
    beginning of period                              197,818                 0         2,698,159                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,041,675      $    197,818      $ 34,318,343      $  2,698,159
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    SCUDDER GROWTH -- B (9)          SCUDDER HIGH INCOME -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $    455,085      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     43,126               187           250,416             1,232
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (43,126)             (187)          204,669            (1,232)

Net realized gain (loss)                              63,678              (258)          117,137             2,027
Unrealized appreciation (depreciation)
    during the period                                568,062            (5,028)        2,632,668            14,698
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          588,614            (5,473)        2,954,474            15,493

Changes from principal transactions:
       Purchase payments                           4,277,919           121,445        23,029,226           882,888
       Transfers between sub-accounts
           and the Company                           926,239            13,946         4,799,086            74,072
       Withdrawals                                   (58,962)              (84)         (233,289)             (382)
       Annual contract fee                            (1,261)                0           (10,691)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             5,143,935           135,307        27,584,332           956,578
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        5,732,549           129,834        30,538,806           972,071

Contract owners' equity at
    beginning of period                              129,834                 0           972,071                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,862,383      $    129,834      $ 31,510,877      $    972,071
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    SCUDDER INTERNATIONAL
                                                    SELECT EQUITY -- B (9)         SCUDDER FIXED INCOME -- B (9,10)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     30,648      $          0      $    344,198      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    110,936               390           380,272             1,896
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (80,288)             (390)          (36,074)           (1,896)

Net realized gain (loss)                              73,567               160             4,771               289
Unrealized appreciation (depreciation)
    during the period                              2,822,552            (1,350)          549,260            22,105
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,815,831            (1,580)          517,957            20,498

Changes from principal transactions:
       Purchase payments                           9,285,579           296,839        31,539,327         1,139,385
       Transfers between sub-accounts
           and the Company                         2,425,599            26,784         6,756,798           374,436
       Withdrawals                                   (71,781)                0          (616,287)           (8,461)
       Annual contract fee                            (2,911)                0           (17,240)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,636,486           323,623        37,662,598         1,505,360
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       14,452,317           322,043        38,180,555         1,525,858

Contract owners' equity at
    beginning of period                              322,043                 0         1,525,858                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 14,774,360      $    322,043      $ 39,706,413      $  1,525,858
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(10) Effective, May 1, 2003, the Scudder Investment Grade Bond Sub-Account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                 SCUDDER MONEY MARKET -- B (9)    SCUDDER SMALL CAP GROWTH -- B (9)
                                                ------------------------------    ---------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     75,259      $      2,366      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    484,115             4,783            90,894               608
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (408,856)           (2,417)          (90,894)             (608)

Net realized gain (loss)                               1,383                 2            73,069               (43)
Unrealized appreciation (depreciation)
    during the period                                      0                 0         1,471,851            (9,477)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         (407,473)           (2,415)        1,454,026           (10,128)

Changes from principal transactions:
       Purchase payments                          60,730,019         3,275,291         9,131,012           425,004
       Transfers between sub-accounts
           and the Company                       (15,303,115)         (587,882)        2,073,924            34,386
       Withdrawals                                (1,330,740)           (4,344)          (76,098)              (46)
       Annual contract fee                            (9,308)                0            (3,453)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            44,086,856         2,683,065        11,125,385           459,344
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       43,679,383         2,680,650        12,579,411           449,216

Contract owners' equity at
    beginning of period                            2,680,650                 0           449,216                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 46,360,033      $  2,680,650      $ 13,028,627      $    449,216
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                              --------------------------------------------------------------------
                                              SCUDDER TECHNOLOGY GROWTH -- B (9)     SCUDDER TOTAL RETURN -- B (9)
                                              ----------------------------------    ------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     90,978      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     61,174               499           142,958             1,498
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (61,174)             (499)          (51,980)           (1,498)

Net realized gain (loss)                              95,668               535           116,034             1,800
Unrealized appreciation (depreciation)
    during the period                              1,432,834            (5,432)        1,293,623           (11,582)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,467,328            (5,396)        1,357,677           (11,280)

Changes from principal transactions:
       Purchase payments                           5,686,008           285,804        12,633,898           735,370
       Transfers between sub-accounts
           and the Company                         1,336,126            27,783         2,953,869            77,873
       Withdrawals                                   (57,904)              (34)         (122,174)             (253)
       Annual contract fee                            (2,662)                0            (5,767)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             6,961,568           313,553        15,459,826           812,990
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        8,428,896           308,157        16,817,503           801,710

Contract owners' equity at
    beginning of period                              308,157                 0           801,710                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,737,053      $    308,157      $ 17,619,213      $    801,710
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DAVIS                       SCUDDER DREMAN
                                                    VENTURE VALUE -- B (9)            FINANCIAL SERVICES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     13,225      $          0      $     20,474      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    183,268               855            61,725               580
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (170,043)             (855)          (41,251)             (580)

Net realized gain (loss)                              80,552                25            25,893                51
Unrealized appreciation (depreciation)
    during the period                              3,842,959            (3,874)        1,046,783            (5,180)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,753,468            (4,704)        1,031,425            (5,709)

Changes from principal transactions:
       Purchase payments                          15,381,222           614,824         5,515,160           375,967
       Transfers between sub-accounts
           and the Company                         5,015,064            67,420         1,278,564            17,730
       Withdrawals                                  (171,599)             (772)          (39,773)              (40)
       Annual contract fee                            (6,835)                0            (2,502)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            20,217,852           681,472         6,751,449           393,657
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       23,971,320           676,768         7,782,874           387,948

Contract owners' equity at
    beginning of period                              676,768                 0           387,948                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,648,088      $    676,768      $  8,170,822      $    387,948
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DREMAN                       SCUDDER DREMAN
                                                  HIGH RETURN EQUITY -- B (9)          SMALL CAP VALUE -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    190,692      $          0      $    124,090      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    451,317             2,644           210,255             1,514
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (260,625)           (2,644)          (86,165)           (1,514)

Net realized gain (loss)                             182,870              (309)          308,965                60
Unrealized appreciation (depreciation)
    during the period                             10,129,840               880         5,574,003            15,402
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations       10,052,085            (2,073)        5,796,803            13,948

Changes from principal transactions:
       Purchase payments                          39,527,215         1,926,360        16,886,461         1,003,621
       Transfers between sub-accounts
           and the Company                         9,342,713           265,390         4,496,165           129,877
       Withdrawals                                (1,124,009)           (1,725)         (197,357)             (295)
       Annual contract fee                           (20,057)                0           (11,200)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            47,725,862         2,190,025        21,174,069         1,133,203
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       57,777,947         2,187,952        26,970,872         1,147,151

Contract owners' equity at
    beginning of period                            2,187,952                 0         1,147,151                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 59,965,899      $  2,187,952      $ 28,118,023      $  1,147,151
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  SCUDDER EAGLE FOCUSED LARGE                   SCUDDER
                                                     CAP GROWTH -- B (9)             FOCUS VALUE & GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     12,653      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     92,550               516            53,401               630
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (92,550)             (516)          (40,748)             (630)

Net realized gain (loss)                              34,344                 8            67,621                 2
Unrealized appreciation (depreciation)
    during the period                              1,547,019           (16,609)        1,055,852           (10,241)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,488,813           (17,117)        1,082,725           (10,869)

Changes from principal transactions:
       Purchase payments                           8,467,261           398,387         4,145,360           356,252
       Transfers between sub-accounts
           and the Company                         2,069,305            64,310           422,497            31,544
       Withdrawals                                   (71,739)                0          (139,298)             (181)
       Annual contract fee                            (3,282)                0            (2,308)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,461,545           462,697         4,426,251           387,615
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,950,358           445,580         5,508,976           376,746

Contract owners' equity at
    beginning of period                              445,580                 0           376,746                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,395,938      $    445,580      $  5,885,722      $    376,746
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                           SCUDDER INVESCO
                                                  SCUDDER INDEX 500 -- B (9)            DYNAMIC GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     39,628      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    212,292             2,039            32,853               140
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (172,664)           (2,039)          (32,853)             (140)

Net realized gain (loss)                             730,576             2,276            39,072               108
Unrealized appreciation (depreciation)
    during the period                              3,240,730           (24,327)          657,338            (2,835)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,798,642           (24,090)          663,557            (2,867)

Changes from principal transactions:
       Purchase payments                          19,937,124           868,870         2,715,887            91,411
       Transfers between sub-accounts
           and the Company                         4,949,797           310,242           597,277             5,999
       Withdrawals                                  (166,584)             (139)          (13,448)                0
       Annual contract fee                            (7,337)                0              (897)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            24,713,000         1,178,973         3,298,819            97,410
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       28,511,642         1,154,883         3,962,376            94,543

Contract owners' equity at
    beginning of period                            1,154,883                 0            94,543                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 29,666,525      $  1,154,883      $  4,056,919      $     94,543
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     SCUDDER JANUS GROWTH                SCUDDER JANUS GROWTH
                                                      & INCOME -- B (9)                 OPPORTUNITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,199      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     97,844               459            44,902               205
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,645)             (459)          (44,902)             (205)

Net realized gain (loss)                              48,727               (44)           78,031               (18)
Unrealized appreciation (depreciation)
    during the period                              1,566,434           (10,075)          654,087            (6,084)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,527,516           (10,578)          687,216            (6,307)

Changes from principal transactions:
       Purchase payments                           8,944,172           357,758         3,782,110           161,513
       Transfers between sub-accounts
           and the Company                         1,928,612            32,480           749,216            16,830
       Withdrawals                                   (37,771)           (1,125)         (239,741)               (5)
       Annual contract fee                            (3,848)                0            (1,535)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,831,165           389,113         4,290,050           178,338
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       12,358,681           378,535         4,977,266           172,031

Contract owners' equity at
    beginning of period                              378,535                 0           172,031                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,737,216      $    378,535      $  5,149,297      $    172,031
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         SCUDDER MFS                          SCUDDER OAK
                                                   STRATEGIC VALUE -- B (9)            STRATEGIC EQUITY -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      4,091      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     72,144               501            60,530               512
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (68,053)             (501)          (60,530)             (512)

Net realized gain (loss)                              26,261               (54)          112,373             1,441
Unrealized appreciation (depreciation)
    during the period                              1,325,766            (4,205)        1,363,507           (15,311)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,283,974            (4,760)        1,415,350           (14,382)

Changes from principal transactions:
       Purchase payments                           6,596,312           316,731         5,945,096           325,116
       Transfers between sub-accounts
           and the Company                         2,260,297            28,201         1,450,888            41,278
       Withdrawals                                   (83,963)             (151)          (26,380)             (131)
       Annual contract fee                            (2,654)                0            (3,160)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,769,992           344,781         7,366,444           366,263
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,053,966           340,021         8,781,794           351,881

Contract owners' equity at
    beginning of period                              340,021                 0           351,881                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 10,393,987      $    340,021      $  9,133,675      $    351,881
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                        SCUDDER TURNER              SCUDDER REAL    SCUDDER STRATEGIC
                                                    MID CAP GROWTH -- B (9)        ESTATE -- B (7)   INCOME -- B (7)
                                                ------------------------------     ---------------  -----------------
                                                                                     YEAR ENDED        YEAR ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31       DECEMBER 31
                                                    2003              2002              2003              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     87,424               654            24,990            28,711
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,424)             (654)          (24,990)          (28,711)

Net realized gain (loss)                             185,024           (24,122)           20,832           (23,424)
Unrealized appreciation (depreciation)
    during the period                              2,064,533           (20,004)          488,758           146,921
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,162,133           (44,780)          484,600            94,786

Changes from principal transactions:
       Purchase payments                           7,362,563           545,851         4,522,594         5,873,021
       Transfers between sub-accounts
           and the Company                         1,852,648            75,122         1,058,896           355,449
       Withdrawals                                  (155,657)             (244)          (23,458)          (13,588)
       Annual contract fee                            (4,980)                0               (41)               (2)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             9,054,574           620,729         5,557,991         6,214,880
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,216,707           575,949         6,042,591         6,309,666

Contract owners' equity at
    beginning of period                              575,949                 0                 0                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,792,656      $    575,949      $  6,042,591      $  6,309,666
                                                ============      ============      ============      ============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------------
                                                                                            ALGER AMERICAN
                                               ALGER AMERICAN BALANCED -- B (9)       LEVERAGED ALL CAP -- B (9)
                                               --------------------------------     ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    155,758      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    168,557               776            38,404               235
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (12,799)             (776)          (38,404)             (235)

Net realized gain (loss)                             118,027              (133)           47,831               (10)
Unrealized appreciation (depreciation)
    during the period                              1,671,162            (5,032)          548,890            (7,831)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,390            (5,941)          558,317            (8,076)

Changes from principal transactions:
       Purchase payments                          18,742,448           358,260         4,379,946           255,421
       Transfers between sub-accounts
           and the Company                         4,039,031           133,234           689,266             1,260
       Withdrawals                                  (209,848)           (1,039)          (28,317)               (4)
       Annual contract fee                            (5,431)                0            (1,161)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            22,566,200           490,455         5,039,734           256,677
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       24,342,590           484,514         5,598,051           248,601

Contract owners' equity at
    beginning of period                              484,514                 0           248,601                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,827,104      $    484,514      $  5,846,652      $    248,601
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        CREDIT SUISSE                     CREDIT SUISSE
                                                  EMERGING MARKETS -- B (9)   GLOBAL POST VENTURE CAPITAL -- B (9)
                                                ----------------------------  ------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2003             2002             2003             2002
                                                -----------      -----------      -----------      -----------
Income:
   Dividends                                    $         0      $       121      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    37,486              137            8,165               17
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        (37,486)             (16)          (8,165)             (17)

Net realized gain (loss)                             54,756              (52)          14,781               (7)
Unrealized appreciation (depreciation)
    during the period                             1,123,128           (1,151)         214,721              (52)
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       1,140,398           (1,219)         221,337              (76)

Changes from principal transactions:
       Purchase payments                          3,400,611           71,544          690,454           25,576
       Transfers between sub-accounts
           and the Company                          664,238           19,626          258,795            2,596
       Withdrawals                                  (29,980)             (36)          (3,889)               0
       Annual contract fee                           (1,371)               0             (357)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,033,498           91,134          945,003           28,172
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       5,173,896           89,915        1,166,340           28,096

Contract owners' equity at
    beginning of period                              89,915                0           28,096                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 5,263,811      $    89,915      $ 1,194,436      $    28,096
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 DREYFUS SOCIALLY RESPONSIBLE                 DREYFUS IP
                                                     GROWTH FUND -- B (9)               MIDCAP STOCK -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $         17      $         15      $     31,908      $      1,279

Expenses:
    Mortality and expense risk
       and administrative charges                     14,058               125           172,569               872
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (14,041)             (110)         (140,661)              407

Net realized gain (loss)                               6,512                (3)          134,130               (63)
Unrealized appreciation (depreciation)
    during the period                                237,908            (3,264)        3,491,971            (5,526)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          230,379            (3,377)        3,485,440            (5,182)

Changes from principal transactions:
       Purchase payments                           1,269,773            95,117        15,277,189           610,238
       Transfers between sub-accounts
           and the Company                           254,706             1,294         3,857,570           117,695
       Withdrawals                                   (17,611)                0          (169,958)             (414)
       Annual contract fee                            (1,041)                0            (7,921)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,505,827            96,411        18,956,880           727,519
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,736,206            93,034        22,442,320           722,337

Contract owners' equity at
    beginning of period                               93,034                 0           722,337                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,829,240      $     93,034      $ 23,164,657      $    722,337
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INVESCO UTILITIES -- B (9)            BASIC VALUE FOCUS -- A
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     35,205      $        572      $    333,589      $    763,964

Expenses:
    Mortality and expense risk
       and administrative charges                     27,791               120           509,398           593,776
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                           7,414               452          (175,809)          170,188

Net realized gain (loss)                              21,108            23,988          (700,090)       (1,645,813)
Unrealized appreciation (depreciation)
    during the period                                347,716             1,218        10,487,038        (7,307,839)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          376,238            25,658         9,611,139        (8,783,464)

Changes from principal transactions:
       Purchase payments                           2,367,819            76,408           290,593           917,385
       Transfers between sub-accounts
           and the Company                           378,724            11,648        (3,170,345)       (2,554,650)
       Withdrawals                                   (48,621)              (37)       (2,002,319)       (1,980,915)
       Annual contract fee                            (1,050)                0           (95,255)          (94,911)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,696,872            88,019        (4,977,326)       (3,713,091)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        3,073,110           113,677         4,633,813       (12,496,555)

Contract owners' equity at
    beginning of period                              113,677                 0        33,520,594        46,017,149
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,186,787      $    113,677      $ 38,154,407      $ 33,520,594
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                      DEVELOPING CAPITAL MARKETS
                                                  SMALL CAP VALUE FOCUS -- A                FOCUS -- A (5)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    133,507      $  1,010,341      $     28,407      $      3,713

Expenses:
    Mortality and expense risk
       and administrative charges                    246,016           314,895            18,736            23,689
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (112,509)          695,446             9,671           (19,976)

Net realized gain (loss)                            (511,753)         (383,392)           47,076          (128,696)
Unrealized appreciation (depreciation)
    during the period                              6,340,675        (6,483,227)          439,697           (49,069)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        5,716,413        (6,171,173)          496,444          (197,741)

Changes from principal transactions:
       Purchase payments                             204,475           716,407            15,410            30,354
       Transfers between sub-accounts
           and the Company                        (2,642,827)       (3,179,370)       (1,792,900)          (44,039)
       Withdrawals                                (1,090,494)         (848,170)          (86,512)          (84,499)
       Annual contract fee                           (51,790)          (52,005)           (4,199)           (4,595)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,580,636)       (3,363,138)       (1,868,201)         (102,779)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,135,777        (9,534,311)       (1,371,757)         (300,520)

Contract owners' equity at
    beginning of period                           16,174,763        25,709,074         1,371,757         1,672,277
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 18,310,540      $ 16,174,763      $          0      $  1,371,757
                                                ============      ============      ============      ============

(5)  Ceased Operations May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                     GLOBAL
                                               ALLOCATION -- B (7)                  TOTAL
                                               -------------------    --------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31               YEAR ENDED DECEMBER 31
                                                      2003                  2003                  2002
                                                ----------------      ----------------      ----------------
Income:
   Dividends                                    $         46,653      $    259,669,798      $    279,430,043

Expenses:
    Mortality and expense risk
       and administrative charges                          2,763           239,367,804           209,587,313
                                                ----------------      ----------------      ----------------

Net investment income (loss)                              43,890            20,301,994            69,842,730

Net realized gain (loss)                                     973        (1,040,422,873)       (1,944,063,811)
Unrealized appreciation (depreciation)
    during the period                                     88,480         4,244,362,419        (1,032,339,776)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in
    contract owners' equity from operations              133,343         3,224,241,540        (2,906,560,857)

Changes from principal transactions:
       Purchase payments                                      18         2,964,820,227         2,890,519,515
       Transfers between sub-accounts
           and the Company                             1,665,812           666,784,983           386,559,852
       Withdrawals                                          (795)       (1,460,586,619)       (1,596,745,913)
       Annual contract fee                                  (180)          (30,999,153)          (19,459,137)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 1,664,855         2,140,019,438         1,660,874,317
                                                ----------------      ----------------      ----------------

Total increase (decrease) in
    contract owners' equity                            1,798,198         5,364,260,978        (1,245,686,540)

Contract owners' equity at
    beginning of period                                        0        13,619,052,450        14,864,738,990
                                                ----------------      ----------------      ----------------

Contract owners' equity at
    end of period                               $      1,798,198      $ 18,983,313,428      $ 13,619,052,450
                                                ================      ================      ================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                          Notes to Financial Statements

                                December 31, 2003

1.   ORGANIZATION

The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, MRP 7, 17, 20, 21, 22, 23, 25, 26,
27, 50, 51, 52, 53, 55, 56, MLL 25, 26, 27, 28, 43, 55, 56, 58, 93, TYP 10, 11,
13, 14, 15, 16, 17, 18, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76,
77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13,
15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38,
39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62,
63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10,
11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35,
36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56,
60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85,
86), Venture Vision Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B,
28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover
Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, including Strategic Opportunities -- Class B, Investment Quality Bond -- Class B, Growth & Income -- Class B, Blue Chip Growth -- Class B, Money Market -- Class B, Global Equity -- Class B, Global Bond -- Class B, U.S. Government Securities -- Class B, Diversified Bond -- Class B, Income & Value -- Class B, Large Cap Growth -- Class B, Equity-Income -- Class B, Strategic Bond -- Class B, Overseas -- Class B, All Cap Core -- Class B, All Cap Growth -- Class B, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class B, Emerging Small Company -- Class B, Aggressive Growth -- Class B, International Stock -- Class B, Quantitative Equity -- Class B, Value -- Class B, Real Estate Securities -- Class B, Balanced -- Class B, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class B, International Value -- Class B, Small Company Blend -- Class B, Total Return -- Class B, U.S. Large Cap Value -- Class B, Mid Cap Stock -- Class B, Tactical Allocation -- Class B, Dynamic Growth -- Class B, Internet Technologies -- Class B, International Index -- Class B, Total Stock Market Index -- Class B, 500 Index -- Class B, Mid Cap Index -- Class B, Small Cap Index -- Class B, Capital Appreciation -- Class B, Telecommunications -- Class B, Health Sciences -- Class B, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class B, Financial Services -- Class B, Quantitative Mid Cap -- Class B, Strategic Growth -- Class B, All Cap Value -- Class B, Capital Opportunities -- Class B, Utilities -- Class B, Mid Cap Value -- Class B and Fundamental Value -- Class B, commenced operations.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On October 7, 2002, thirty-nine new sub-accounts, including Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Investment Grade Bond -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B, commenced operations.

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.   AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.   CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
      25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv)  Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
      TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)   Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
      22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)  Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
      71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
      66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
      91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
      58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2003:

                                                                                   PURCHASES           SALES
                                                                                -------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 52,760,837      $136,289,803
Strategic Opportunities Portfolio -- Class B                                       18,044,072         8,995,080
Investment Quality Bond Portfolio -- Class A                                       54,089,062       119,976,046
Investment Quality Bond Portfolio -- Class B                                       47,866,108        20,439,629
Growth & Income Portfolio -- Class A                                               75,243,240       261,014,584
Growth & Income Portfolio -- Class B                                               53,901,089        13,108,069
Blue Chip Growth Portfolio -- Class A                                              85,826,829       190,531,542
Blue Chip Growth Portfolio -- Class B                                              60,624,114        19,135,311
Money Market Portfolio -- Class A                                                 999,650,921     1,387,089,171
Money Market Portfolio -- Class B                                                 534,591,476       557,608,982
Global Equity Portfolio -- Class A                                                 97,599,313       156,265,441
Global Equity Portfolio -- Class B                                                 26,649,714        20,072,113
Global Bond Portfolio -- Class A                                                   61,858,220        70,845,596
Global Bond Portfolio -- Class B                                                   72,770,423        38,497,092
U.S. Government Securities Portfolio -- Class A                                    88,449,161       226,046,585
U.S. Government Securities Portfolio -- Class B                                   168,796,410       134,875,124
Diversified Bond Portfolio -- Class A                                              41,911,899        77,327,762
Diversified Bond Portfolio -- Class B                                              48,193,335        23,945,481
Income & Value Portfolio -- Class A                                                56,950,683        88,732,367
Income & Value Portfolio -- Class B                                                50,177,178         7,980,432
Large Cap Growth Portfolio -- Class A                                              65,970,278       110,582,647
Large Cap Growth Portfolio -- Class B                                              45,261,849        12,726,717
Equity-Income Portfolio -- Class A                                                115,048,543       180,154,549
Equity-Income Portfolio -- Class B                                                 95,745,100        16,541,973
Strategic Bond Portfolio -- Class A                                                59,711,045        69,818,072
Strategic Bond Portfolio -- Class B                                                35,656,840        10,921,929

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Overseas Portfolio -- Class A                                                    $111,236,927      $145,100,895
Overseas Portfolio -- Class B                                                     108,047,125       101,501,121
All Cap Core Portfolio -- Class A                                                  62,709,787       102,328,971
All Cap Core Portfolio -- Class B                                                  14,773,989        11,115,044
All Cap Growth Portfolio -- Class A                                                59,527,130       117,479,844
All Cap Growth Portfolio -- Class B                                                27,324,462        14,644,924
International Small Cap Portfolio -- Class A                                       19,040,359        27,000,825
International Small Cap Portfolio -- Class B                                       26,689,661        14,583,539
Pacific Rim Emerging Markets Portfolio -- Class A                                  20,066,056        20,126,926
Pacific Rim Emerging Markets Portfolio -- Class B                                  52,173,747        41,447,163
Science & Technology Portfolio -- Class A                                         120,107,634       124,093,803
Science & Technology Portfolio -- Class B                                          48,333,502        12,186,065
Emerging Small Company Portfolio -- Class A                                        66,599,696        72,202,389
Emerging Small Company Portfolio -- Class B                                        42,551,964        10,811,178
Aggressive Growth Portfolio -- Class A                                             48,033,895        67,066,075
Aggressive Growth Portfolio -- Class B                                             22,698,810        10,006,167
International Stock Portfolio -- Class A                                           16,324,560        26,568,476
International Stock Portfolio -- Class B                                          113,605,238       106,555,070
Quantitative Equity Portfolio -- Class A                                           60,546,261        87,346,701
Quantitative Equity Portfolio -- Class B                                           11,117,145         9,328,610
Value Portfolio -- Class A                                                         28,665,222        72,000,457
Value Portfolio -- Class B                                                         17,408,395         7,508,737
Real Estate Securities Portfolio -- Class A                                        32,100,274        36,502,673
Real Estate Securities Portfolio -- Class B                                        38,064,988         8,265,122
Balanced Portfolio -- Class A                                                      12,935,026        19,445,635
Balanced Portfolio -- Class B                                                      13,690,089         3,892,612
High Yield Portfolio -- Class A                                                   167,098,549       113,605,006
High Yield Portfolio -- Class B                                                   123,608,699        54,314,042
Lifestyle Aggressive 1000 Portfolio -- Class A                                     31,502,086        14,642,914
Lifestyle Aggressive 1000 Portfolio -- Class B                                     93,138,102         8,861,522
Lifestyle Growth 820 Portfolio -- Class A                                         102,942,106        59,070,773
Lifestyle Growth 820 Portfolio -- Class B                                         410,822,563        12,572,834
Lifestyle Balanced 640 Portfolio -- Class A                                       144,165,164        87,595,733
Lifestyle Balanced 640 Portfolio -- Class B                                       459,170,986        23,556,000
Lifestyle Moderate 460 Portfolio -- Class A                                        67,323,546        52,512,509
Lifestyle Moderate 460 Portfolio -- Class B                                       181,643,834        17,287,977

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES            SALES
                                                                                 -------------------------------
Lifestyle Conservative 280 Portfolio -- Class A                                  $ 59,914,744      $  69,544,258
Lifestyle Conservative 280 Portfolio -- Class B                                   115,131,082         33,372,262
Small Company Value Portfolio -- Class A                                           99,790,582        109,123,447
Small Company Value Portfolio -- Class B                                           72,923,269         18,907,271
International Value Portfolio -- Class A                                           42,960,898         32,765,497
International Value Portfolio -- Class B                                           91,194,337         53,631,159
Small Company Blend Portfolio -- Class A                                           59,644,837         62,383,753
Small Company Blend Portfolio -- Class B                                           39,283,158         11,085,559
Total Return Portfolio -- Class A                                                 121,026,348        228,202,274
Total Return Portfolio -- Class B                                                 220,453,900        103,987,528
U.S. Large Cap Portfolio -- Class A                                                49,216,837         76,319,339
U.S. Large Cap Portfolio -- Class B                                                47,045,772         10,677,651
Mid Cap Stock Portfolio -- Class A                                                 42,697,811         24,511,726
Mid Cap Stock Portfolio -- Class B                                                 50,460,550          6,200,082
Global Allocation Portfolio -- Class A                                              9,215,550         18,572,456
Global Allocation Portfolio -- Class B                                             13,133,516          3,640,383
Dynamic Growth Portfolio -- Class A                                                63,408,687         31,776,777
Dynamic Growth Portfolio -- Class B                                                32,997,707          6,236,116
Internet Technologies Portfolio -- Class A                                          7,071,455         32,641,197
Internet Technologies Portfolio -- Class B                                          1,368,076          4,630,947
International Index Portfolio -- Class A                                            9,906,833          9,015,723
International Index Portfolio -- Class B                                           54,366,663         47,382,747
Total Stock Market Index Portfolio -- Class A                                      11,481,173          6,825,630
Total Stock Market Index Portfolio -- Class B                                      17,412,664          1,879,842
500 Index Portfolio -- Class A                                                     63,518,414         58,417,205
500 Index Portfolio -- Class B                                                     62,782,535         13,418,923
Mid Cap Index Portfolio -- Class A                                                 18,888,218         17,877,809
Mid Cap Index Portfolio -- Class B                                                 22,356,125          3,158,822
Small Cap Index Portfolio -- Class A                                               28,476,613         16,006,008
Small Cap Index Portfolio -- Class B                                               23,003,802          5,119,039
Capital Appreciation Portfolio -- Class A                                           9,265,542         10,095,061
Capital Appreciation Portfolio -- Class B                                          19,618,197          4,335,078
Telecommunications Portfolio -- Class A                                             1,033,996          6,933,656
Telecommunications Portfolio -- Class B                                             1,976,450          4,385,272
Health Sciences Portfolio -- Class A                                               27,825,179         21,308,484
Health Sciences Portfolio -- Class B                                               30,333,882          4,853,250

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Mid Cap Growth Portfolio -- Class A                                               $ 2,757,303      $ 30,912,666
Mid Cap Growth Portfolio -- Class B                                                 4,399,667        13,439,343
Mid Cap Opportunities Portfolio -- Class A                                          1,313,581        16,252,494
Mid Cap Opportunities Portfolio -- Class B                                          1,928,879         7,082,178
Financial Services Portfolio -- Class A                                             9,778,724         9,561,701
Financial Services Portfolio -- Class B                                            17,950,742         3,073,012
Quantitative Mid Cap Portfolio -- Class A                                           3,311,702         3,130,121
Quantitative Mid Cap Portfolio -- Class B                                           4,156,534         1,032,595
Strategic Growth Portfolio -- Class A                                               9,849,879        16,666,519
Strategic Growth Portfolio -- Class B                                              16,239,297         2,821,270
All Cap Value Portfolio -- Class A                                                 32,462,394        16,516,891
All Cap Value Portfolio -- Class B                                                 24,878,998         3,089,678
Strategic Value Portfolio -- Class A                                                7,978,176        11,111,691
Strategic Value Portfolio -- Class B                                               11,128,581         1,925,313
Utilities Portfolio -- Class A                                                     13,273,754        10,255,374
Utilities Portfolio -- Class B                                                     12,222,630         2,931,986
Mid Cap Value Portfolio -- Class A                                                 59,886,966        65,204,607
Mid Cap Value Portfolio -- Class B                                                 69,928,377        10,710,151
Fundamental Value Portfolio -- Class A                                             23,443,526        28,215,134
Fundamental Value Portfolio -- Class B                                             55,887,614         5,990,814
Emerging Growth Portfolio -- Class B                                                5,116,412         1,476,013
Natural Resources Portfolio -- Class B                                             25,950,843         2,960,368
Mid Cap Core Portfolio -- Class B                                                  15,634,178           683,624
Quantitative All Cap Portfolio -- Class B                                             578,616            30,683
Large Cap Value Portfolio -- Class B                                                7,214,263         2,099,527
Small Cap Opportunities Portfolio -- Class B                                       14,900,656         1,301,185
Special Value Portfolio -- Class B                                                  2,227,939           503,099
Real Return Bond Portfolio -- Class B                                              74,833,052        12,684,778
Great Companies America Portfolio -- Class B                                          542,494            17,564
American International Portfolio -- Class B                                        62,971,811         7,820,593
American Growth Portfolio -- Class B                                              241,194,246         7,686,720
American Blue-Chip Income & Growth Portfolio -- Class B                            78,189,270         2,167,709
American Growth-Income Portfolio -- Class B                                       161,151,763         4,259,035
Scudder 21st Century Growth Portfolio -- Class B                                    4,853,161           322,762
Scudder Capital Growth Portfolio -- Class B                                        11,932,767           924,298
Scudder Global Discovery Portfolio -- Class B                                       5,365,146           479,038

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Scudder Growth & Income Portfolio -- Class B                                      $ 8,022,342       $   591,297
Scudder Health Sciences Portfolio -- Class B                                        8,214,831           529,336
Scudder International Portfolio -- Class B                                          9,764,358           829,753
Scudder Aggressive Growth Portfolio -- Class B                                      2,747,717           358,013
Scudder Blue Chip Portfolio -- Class B                                             12,011,845           376,378
Scudder Contarian Value Portfolio -- Class B                                       12,397,344           439,441
Scudder Global Blue Chip Portfolio -- Class B                                       4,240,148           284,987
Scudder Government Securities Portfolio -- Class B                                 62,521,200        29,881,492
Scudder Growth Portfolio -- Class B                                                 5,718,540           617,731
Scudder High Income Portfolio -- Class B                                           31,060,953         3,271,952
Scudder International Select Equity Portfolio -- Class B                           12,142,829           586,631
Scudder Fixed Income Portfolio -- Class B                                          43,245,983         5,619,459
Scudder Money Market Portfolio -- Class B                                          75,670,368        31,992,368
Scudder Small Cap Growth Portfolio -- Class B                                      11,482,157           447,666
Scudder Technology Growth Portfolio -- Class B                                      7,326,585           426,191
Scudder Total Return Portfolio -- Class B                                          17,560,533         2,152,687
Scudder Davis Venture Value Portfolio -- Class B                                   20,685,380           637,571
Scudder Dreman Financial Services Portfolio -- Class B                              7,044,168           333,970
Scudder Dreman High Return Equity Portfolio -- Class B                             48,689,684         1,224,447
Scudder Dreman Small Cap Value Portfolio -- Class B                                22,622,766         1,534,862
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                        10,875,234           506,239
Scudder Focus Value & Growth Portfolio -- Class B                                   4,997,430           611,927
Scudder Index 500 Portfolio -- Class B                                             29,239,447         4,699,111
Scudder Invesco Dynamic Growth Portfolio -- Class B                                 3,498,416           232,450
Scudder Janus Growth & Income Portfolio -- Class B                                 11,200,221           456,701
Scudder Janus Growth Opportunities Portfolio -- Class B                             4,789,414           544,266
Scudder MFS Strategic Value Portfolio -- Class B                                    8,976,564           274,625
Scudder Oak Strategic Equity Portfolio -- Class B                                   7,841,703           535,789
Scudder Turner Mid Cap Growth Portfolio -- Class B                                  9,961,910           994,760
Scudder Real Estate Portfolio -- Class B                                            5,879,504           346,503
Scudder Strategic Income Portfolio -- Class B                                       7,572,775         1,386,606
Alger American Balanced Portfolio -- Class B                                       23,945,676         1,392,275
Alger American Leveraged All Cap Portfolio -- Class B                               5,506,390           505,060
Credit Suisse Emerging Markets Portfolio -- Class B                                 4,261,181           265,169
Credit Suisse Global Post Venture Capital Portfolio -- Class B                        994,181            57,343
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                       1,561,981            70,195

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES          SALES
                                                                               --------------------------------
Dreyfus IP Midcap Stock Portfolio -- Class B                                   $  19,723,178     $      906,959
Invesco Utilities Portfolio -- Class B                                             2,888,591            184,305
Basic Value Focus Portfolio -- Class A                                             1,030,321          6,183,456
Small Cap Value Focus Portfolio -- Class A                                           428,935          4,122,080
Developing Capital Markets Focus Portfolio -- Class A                                 62,373          1,920,903
Global Allocation Portfolio -- Class B                                             1,738,708             29,963
                                                                              ---------------------------------
Total                                                                         $9,415,898,523     $7,255,576,111
                                                                              ==============     ==============

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION

                                                                       STRATEGIC OPPORTUNITIES TRUST A
                                            -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                               28,763,592                     35,863,305                     38,289,671
Units issued                                              4,632,461                      8,220,338                     11,998,315
Units redeemed                                           (9,420,839)                   (15,320,051)                   (14,424,681)
                                            -------------------------------------------------------------------------------------

Units, end of period                                     23,975,214                     28,763,592                     35,863,305
                                            =====================================================================================

Unit value                                  $7.334049 TO $37.711536        $5.933797 to $30.356953        $9.866815 to $50.221375

Net assets, end of period                              $441,202,853                   $428,283,621                   $900,475,404

Investment income ratio*                                       0.00%                          0.00%                          0.50%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  23.47% TO 25.28%            (39.92%) to (39.04%)             (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   STRATEGIC OPPORTUNITIES TRUST B
                                                    --------------------------------------------------------------
                                                              2003                           2002
                                                    --------------------------------------------------------------
Units, beginning of period                                        1,104,414                              0
Units issued                                                      2,060,340                      1,211,625
Units redeemed                                                   (1,019,656)                      (107,211)
                                                    --------------------------------------------------------------

Units, end of period                                              2,145,098                      1,104,414
                                                    ==============================================================

Unit value                                          $9.831290 TO $14.525009        $ 7.956590 to $8.263137

Net assets, end of period                                       $21,670,255                     $9,024,266

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          16.12% TO 25.05%            (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      INVESTMENT QUALITY BOND TRUST A
                                            --------------------------------------------------------------------------------------
                                                       2003                           2002                           2001
                                            --------------------------------------------------------------------------------------
Units, beginning of period                                16,073,713                     15,137,400                     11,628,596
Units issued                                               2,094,543                      7,414,661                      8,502,029
Units redeemed                                            (5,937,437)                    (6,478,348)                    (4,993,225)
                                            --------------------------------------------------------------------------------------

Units, end of period                                      12,230,819                     16,073,713                     15,137,400
                                            ======================================================================================

Unit value                                  $14.242579 TO $29.012843       $13.525539 to $27.385094       $12.539051 to $25.233827

Net assets, end of period                               $253,171,307                   $313,900,631                   $280,574,001

Investment income ratio*                                        5.33%                          5.23%                          5.86%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                     5.30% TO 6.84%                 7.87% to 9.44%                 0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,956,561                              0
Units issued                                                      3,423,230                      2,266,599
Units redeemed                                                   (1,512,337)                      (310,038)
                                                   -------------------------------------------------------

Units, end of period                                              3,867,454                      1,956,561
                                                   =======================================================

Unit value                                         $12.717659 TO $14.342633       $13.311657 to $13.434847

Net assets, end of period                                       $54,453,733                    $26,123,571

Investment income ratio*                                               6.83%                          0.24%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            1.74% TO 6.76%                 6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GROWTH & INCOME TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                              66,593,302                     80,873,880                     85,299,596
Units issued                                             4,330,626                      8,302,786                     12,270,437
Units redeemed                                         (13,477,731)                   (22,583,364)                   (15,696,153)
                                           -------------------------------------------------------------------------------------

Units, end of period                                    57,446,197                     66,593,302                     80,873,880
                                           =====================================================================================

Unit value                                 $9.399287 TO $28.846586        $7.556172 to $23.109098       $10.162651 to $30.971701

Net assets, end of period                           $1,271,216,568                 $1,189,608,530                 $1,976,732,840

Investment income ratio*                                      1.01%                          0.65%                          0.41%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 24.21% TO 26.02%            (25.76%) to (24.67%)            (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,162,441
Units issued                                                      5,036,572                      3,500,177
Units redeemed                                                   (1,232,361)                      (337,736)
                                                   -------------------------------------------------------

Units, end of period                                              6,966,652                      3,162,441
                                                   =======================================================

Unit value                                         $11.843741 TO $14.891503        $9.525105 to $10.375910

Net assets, end of period                                       $87,718,980                    $32,065,912

Investment income ratio*                                               1.31%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.05% TO 25.84%            (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         BLUE CHIP GROWTH TRUST A
                                           --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               55,143,345                     65,796,072                     68,424,127
Units issued                                              6,338,193                      8,593,015                     13,661,645
Units redeemed                                          (12,650,771)                   (19,245,742)                   (16,289,700)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     48,830,767                     55,143,345                     65,796,072
                                           ======================================================================================

Unit value                                 $9.153842 TO  $20.165015        $7.211675 to $15.870738       $ 9.689796 to $21.302974

Net assets, end of period                              $840,948,129                   $748,537,843                 $1,215,555,449

Investment income ratio*                                       0.04%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  26.74% TO 28.59%            (25.69%) to (24.60%)            (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 BLUE CHIP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,412,751                              0
Units issued                                                      5,659,677                      3,698,126
Units redeemed                                                   (1,776,473)                      (285,375)
                                                   -------------------------------------------------------

Units, end of period                                              7,295,955                      3,412,751
                                                   =======================================================

Unit value                                         $12.090745 TO $14.715763        $9.527205 to $10.290923

Net assets, end of period                                       $93,168,042                    $34,460,397

Investment income ratio*                                               0.19%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.65% TO 28.44%            (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           MONEY MARKET TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                          2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               56,776,128                     65,338,944                     41,114,369
Units issued                                             71,126,276                    140,458,904                    197,491,069
Units redeemed                                          (96,725,317)                  (149,021,720)                  (173,266,494)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     31,177,087                     56,776,128                     65,338,944
                                           ======================================================================================

Unit value                                 $12.269168 TO $18.915167       $12.432238 to $19.050311       $12.523480 to $19.073731

Net assets, end of period                              $474,913,251                   $862,061,014                 $1,001,127,335

Investment income ratio*                                       0.60%                          1.17%                          3.34%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  (1.31%) TO 0.13%               (0.73%) to 0.72%                 0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MONEY MARKET TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                       15,049,329                              0
Units issued                                                     44,120,139                     47,218,626
Units redeemed                                                  (45,809,078)                   (32,169,297)
                                                   -------------------------------------------------------

Units, end of period                                             13,360,390                     15,049,329
                                                   =======================================================

Unit value                                         $12.236045 TO $12.529721       $12.420152 to $12.538332

Net assets, end of period                                      $164,148,916                   $187,189,382

Investment income ratio*                                               0.54%                          0.63%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                         (1.51%) TO (0.07%)              (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GLOBAL EQUITY TRUST A
                                         --------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                             18,038,233                     21,611,381                     24,643,214
Units issued                                            6,422,788                     12,466,118                     10,275,336
Units redeemed                                         (9,728,251)                   (16,039,266)                   (13,307,169)
                                         --------------------------------------------------------------------------------------

Units, end of period                                   14,732,770                     18,038,233                     21,611,381
                                         ======================================================================================

Unit value                               $10.446602 TO $22.606366        $8.344776 to $17.985999       $10.503647 to $22.548612

Net assets, end of period                            $297,329,407                   $289,283,925                   $441,635,347

Investment income ratio*                                     0.94%                          1.40%                          2.46%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                25.06% TO 26.89%            (20.63%) to (19.47%)            (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          801,191                              0
Units issued                                                      2,480,392                      1,648,948
Units redeemed                                                   (1,840,543)                      (883,757)
                                                   -------------------------------------------------------

Units, end of period                                              1,441,040                        801,191
                                                   =======================================================

Unit value                                         $12.737013 TO $15.074458       $10.177657 to $10.401869

Net assets, end of period                                       $18,591,440                     $8,254,640

Investment income ratio*                                               1.29%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          20.52% TO 26.66%            (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL BOND TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                7,138,701                      4,880,134                      5,937,540
Units issued                                              3,004,255                      5,224,911                      3,177,540
Units redeemed                                           (3,549,337)                    (2,966,344)                    (4,234,946)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      6,593,619                      7,138,701                      4,880,134
                                           ======================================================================================

Unit value                                 $16.642888 TO $26.301362       $14.614053 to $23.113561       $12.220839 to $19.512793

Net assets, end of period                              $148,103,843                   $141,843,968                    $86,117,366

Investment income ratio*                                       3.57%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  13.22% TO 14.88%               17.86% to 19.58%               (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,415,346                              0
Units issued                                                      4,738,071                      1,961,064
Units redeemed                                                   (2,541,346)                      (545,718)
                                                   -------------------------------------------------------

Units, end of period                                              3,612,071                      1,415,346
                                                   =======================================================

Unit value                                         $13.411572 TO $16.932377       $14.277221 to $14.946973

Net assets, end of period                                       $59,181,660                    $20,448,895

Investment income ratio*                                               4.47%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           7.29% TO 14.65%               14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. GOVERNMENT SECURITIES TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              23,770,516                     16,673,668                     11,427,813
Units issued                                             4,364,472                     15,531,221                     12,690,984
Units redeemed                                         (12,275,723)                    (8,434,373)                    (7,445,129)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    15,859,265                     23,770,516                     16,673,668
                                          ======================================================================================

Unit value                                $13.410281 TO $22.541971       $13.434646 to $22.470272       $12.678773 to $21.100300

Net assets, end of period                             $293,850,533                   $439,203,145                   $302,476,585

Investment income ratio*                                      3.66%                          3.32%                          5.33%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 (0.18%) TO 1.28%                 5.96% to 7.51%                 1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            U.S. GOVERNMENT SECURITIES TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        7,343,725                              0
Units issued                                                     12,726,050                      9,075,441
Units redeemed                                                  (10,356,585)                    (1,731,716)
                                                   -------------------------------------------------------

Units, end of period                                              9,713,190                      7,343,725
                                                   =======================================================

Unit value                                         $12.385790 TO $13.357923       $13.086765 to $13.228371

Net assets, end of period                                      $127,552,335                    $96,468,024

Investment income ratio*                                               4.81%                          0.06%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           (0.91) TO 1.14%                 4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        DIVERSIFIED BOND TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              12,536,790                     11,370,436                      8,434,436
Units issued                                             1,659,659                      4,951,172                      7,552,355
Units redeemed                                          (3,902,177)                    (3,784,818)                    (4,616,355)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    10,294,272                     12,536,790                     11,370,436
                                          ======================================================================================

Unit value                                $13.724016 TO $22.635102       $13.371638 to $21.943927       $12.664622 to $20.680033

Net assets, end of period                             $204,621,472                   $240,995,255                   $210,799,855

Investment income ratio*                                      4.96%                          4.25%                          5.29%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                   2.64% TO 4.13%                 5.58% to 7.12%                 1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,587,871                              0
Units issued                                                      3,564,109                      1,784,666
Units redeemed                                                   (1,826,019)                      (196,795)
                                                   -------------------------------------------------------

Units, end of period                                              3,325,961                      1,587,871
                                                   =======================================================

Unit value                                         $12.529076 TO $13.829583       $13.160436 to $13.282245

Net assets, end of period                                       $45,096,105                    $20,936,204

Investment income ratio*                                               6.19%                          0.13%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            0.23% TO 4.12%                 5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  INCOME & VALUE TRUST A
                                                   --------------------------------------------------------------------------------
                                                            2003                         2002                       2001
                                                   --------------------------------------------------------------------------------
Units, beginning of period                                       22,737,015                  23,565,017                  22,701,648
Units issued                                                      3,052,198                   6,857,086                   8,013,287
Units redeemed                                                   (4,795,152)                 (7,685,088)                 (7,149,918)
                                                   --------------------------------------------------------------------------------

Units, end of period                                             20,994,061                  22,737,015                  23,565,017
                                                   ================================================================================

Unit value                                         $12.326232 TO $23.683960     $9.922116 to $18.988592    $12.016868 to $22.905535

Net assets, end of period                                      $443,553,148                $386,995,037                $496,373,021

Investment income ratio*                                               1.98%                       2.09%                       2.69%

Expense ratio, lowest to highest**                            0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          24.11% TO 25.92%         (17.51%) to (16.31%)           (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  INCOME & VALUE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        2,049,195                              0
Units issued                                                      4,310,886                      2,278,253
Units redeemed                                                     (729,443)                      (229,058)
                                                   -------------------------------------------------------

Units, end of period                                              5,630,638                      2,049,195
                                                   =======================================================

Unit value                                         $12.995332 TO $14.425737       $10.461390 to $10.920928

Net assets, end of period                                       $75,170,511                    $22,042,973

Investment income ratio*                                               2.22%                          0.08%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          15.33% TO 25.72%            (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                          2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      24,587,625                    25,410,406                22,585,181
Units issued                                                     5,684,990                    10,367,523                14,281,211
Units redeemed                                                  (8,888,928)                  (11,190,304)              (11,455,986)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            21,383,687                    24,587,625                25,410,406
                                                   ===============================================================================

Unit value                                         $8.238003 TO $18.343918       $6.689181 to $14.843099   $8.821694 to $19.506566

Net assets, end of period                                     $317,221,851                  $295,254,201              $410,765,326

Investment income ratio*                                              0.27%                         0.33%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%                0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         22.97% TO 24.76%           (24.29%) to (23.18%)       (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America
                              Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LARGE CAP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,039,530                              0
Units issued                                                      4,362,861                      3,280,916
Units redeemed                                                   (1,217,859)                      (241,386)
                                                   -------------------------------------------------------

Units, end of period                                              6,184,532                      3,039,530
                                                   =======================================================

Unit value                                         $11.782886 TO $14.660737        $9.564734 to $10.174875

Net assets, end of period                                       $76,079,459                    $30,394,035

Investment income ratio*                                               0.45%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.21% TO 24.68%            (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 EQUITY-INCOME TRUST A
                                                   -------------------------------------------------------------------------------
                                                              2003                       2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       38,909,746                 39,307,090                  32,338,365
Units issued                                                      5,234,668                 11,921,567                  16,106,909
Units redeemed                                                   (9,502,119)               (12,318,911)                 (9,138,184)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             34,642,295                 38,909,746                  39,307,090
                                                   ===============================================================================

Unit value                                         $12.723328 TO $26.499566   $10.326336 to $21.400057    $12.136595 to $25.025958

Net assets, end of period                                      $772,000,521               $702,058,453                $861,148,763

Investment income ratio*                                               1.52%                      1.38%                       1.66%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          23.21% TO 25.01%        (14.92%) to (13.67%)           (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        6,022,354                              0
Units issued                                                      8,503,892                      6,420,660
Units redeemed                                                   (1,520,884)                      (398,306)
                                                   -------------------------------------------------------

Units, end of period                                             13,005,362                      6,022,354
                                                   =======================================================

Unit value                                         $12.791261 TO $14.989021       $10.395821 to $10.702893

Net assets, end of period                                      $168,285,336                    $63,022,582

Investment income ratio*                                               1.96%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.83% TO 24.84%            (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              STRATEGIC BOND TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       11,908,603                 12,916,819                  14,303,190
Units issued                                                      2,976,542                  4,775,012                   6,087,151
Units redeemed                                                   (3,843,635)                (5,783,228)                 (7,473,522)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             11,041,510                 11,908,603                  12,916,819
                                                   ===============================================================================

Unit value                                         $14.994155 TO $19.414151   $13.509914 to $17.405164    $12.636812 to $16.199150

Net assets, end of period                                      $203,675,077               $198,412,514                $202,116,506

Investment income ratio*                                               4.79%                      7.04%                       7.63%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          10.99% TO 12.61%             6.91% to 8.47%              1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,004,205                              0
Units issued                                                      2,619,423                      1,210,957
Units redeemed                                                     (870,281)                      (206,752)
                                                   -------------------------------------------------------

Units, end of period                                              2,753,347                      1,004,205
                                                   =======================================================

Unit value                                         $12.941526 TO $14.758224       $13.007548 to $13.217126

Net assets, end of period                                       $40,004,665                    $13,130,517

Investment income ratio*                                               5.53%                          0.23%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           3.53% TO 12.42%                 4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   OVERSEAS TRUST A
                                                   ------------------------------------------------------------------------------
                                                              2003                         2002                     2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       19,196,419                   23,474,330               26,265,795
Units issued                                                     12,947,113                   29,050,673               33,422,515
Units redeemed                                                  (16,396,585)                 (33,328,584)             (36,213,980)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             15,746,947                   19,196,419               23,474,330
                                                   ==============================================================================

Unit value                                          $9.492621 TO $12.436745       $6.716070 to $8.794649  $8.700270 to $11.387239

Net assets, end of period                                      $182,371,134                 $156,830,747             $247,747,125

Investment income ratio*                                               0.49%                        0.59%                    0.29%

Expense ratio, lowest to highest**                            0.45% TO 1.90%               0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to highest***                          41.13% TO 43.19%          (22.92%) to (21.79%)      (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     OVERSEAS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          922,220                              0
Units issued                                                     10,501,642                      8,061,406
Units redeemed                                                   (9,722,393)                    (7,136,186)
                                                   -------------------------------------------------------

Units, end of period                                              1,701,469                        922,220
                                                   =======================================================

Unit value                                         $13.578018 TO $17.911537        $9.629170 to $10.010302

Net assets, end of period                                       $23,426,728                     $8,975,960

Investment income ratio*                                               0.68%                          0.03%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          41.01% TO 43.48%            (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP CORE TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      18,263,260                 23,810,588                29,254,951
Units issued                                                     5,959,819                  5,474,780                 7,866,991
Units redeemed                                                  (9,215,776)               (11,022,108)              (13,311,354)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            15,007,303                 18,263,260                23,810,588
                                                   ============================================================================

Unit value                                         $6.669038 TO $14.919288    $5.159206 to $11.501386   $7.022468 to $15.600316

Net assets, end of period                                     $197,675,353               $186,890,818              $331,290,715

Investment income ratio*                                              0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         29.07% TO 30.95%        (26.64%) to (25.57%)       (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP CORE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          413,748                              0
Units issued                                                      1,349,765                        679,616
Units redeemed                                                   (1,026,459)                      (265,868)
                                                   -------------------------------------------------------

Units, end of period                                                737,054                        413,748
                                                   =======================================================

Unit value                                         $12.127142 TO $15.234341        $9.392813 to $10.603738

Net assets, end of period                                        $9,712,856                     $4,201,973

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          21.79% TO 30.67%            (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP GROWTH TRUST A
                                                   ------------------------------------------------------------------------------
                                                            2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                      26,212,673                  33,232,943                 33,687,155
Units issued                                                     4,998,948                   7,290,396                 14,390,104
Units redeemed                                                  (9,153,232)                (14,310,666)               (14,844,316)
                                                   ------------------------------------------------------------------------------

Units, end of period                                            22,058,389                  26,212,673                 33,232,943
                                                   ==============================================================================

Unit value                                         $7.312204 TO $17.030370     $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period                                     $331,738,199                $310,480,279               $532,334,423

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         26.81% TO 28.66%         (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  ALL CAP GROWTH TRUST B
                                                   ------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,153,845                              0
Units issued                                                      2,562,347                      1,268,098
Units redeemed                                                   (1,357,225)                      (114,253)
                                                   -------------------------------------------------------

Units, end of period                                              2,358,967                      1,153,845
                                                   =======================================================

Unit value                                         $11.992594 TO $14.978110        $9.451441 to $10.098271

Net assets, end of period                                       $29,734,149                    $11,482,174

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.75% TO 28.42%            (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            INTERNATIONAL SMALL CAP TRUST A
                                                   ------------------------------------------------------------------------------
                                                             2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       7,906,160                   9,953,578                 11,973,322
Units issued                                                     1,672,494                   6,021,668                 14,337,064
Units redeemed                                                  (2,309,600)                 (8,069,086)               (16,356,808)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             7,269,054                   7,906,160                  9,953,578
                                                   ===============================================================================

Unit value                                         $8.460002 TO $16.062039     $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period                                     $111,030,873                 $79,096,093               $121,449,107

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         52.03% TO 54.25%         (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL SMALL CAP TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          475,964                              0
Units issued                                                      2,228,980                      4,698,900
Units redeemed                                                   (1,289,834)                    (4,222,936)
                                                   -------------------------------------------------------

Units, end of period                                              1,415,110                        475,964
                                                   =======================================================

Unit value                                         $14.964601 TO $17.986631        $9.856697 to $10.206568

Net assets, end of period                                       $21,492,310                     $4,749,217

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          43.80% TO 54.04%            (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          PACIFIC RIM EMERGING MARKETS TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       4,697,629                   5,504,185                   6,488,328
Units issued                                                     2,658,863                  18,214,307                  24,024,825
Units redeemed                                                  (2,746,068)                (18,570,863)                (25,458,968)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             4,610,424                   4,697,629                   5,054,185
                                                   ===============================================================================

Unit value                                         $8.536943 TO $14.067127     $6.161288 to $10.167731     $7.154529 to $11.824607

Net assets, end of period                                      $41,381,634                 $30,140,478                 $37,254,151

Investment income ratio*                                              0.15%                       0.12%                       0.41%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***                         38.07% TO 40.09%         (14.18%) to (12.93%)         (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            PACIFIC RIM EMERGING MARKETS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          415,749                              0
Units issued                                                      4,480,850                      2,486,091
Units redeemed                                                   (3,595,499)                    (2,070,342)
                                                   -------------------------------------------------------

Units, end of period                                              1,301,100                        415,749
                                                   =======================================================

Unit value                                         $13.645273 TO $18.264938        $9.896593 to $10.687117

Net assets, end of period                                       $18,416,249                     $4,205,991

Investment income ratio*                                               0.21%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          37.88% TO 46.31%            (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              SCIENCE & TECHNOLOGY TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      35,077,566                  43,964,781                  44,055,621
Units issued                                                    14,724,177                   9,118,236                  15,725,413
Units redeemed                                                 (14,036,911)                (18,005,451)                (15,816,253)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            35,764,832                  35,077,566                  43,964,781
                                                   ===============================================================================

Unit value                                         $4.397877 TO $12.380278      $2.975729 to $8.347636     $5.112469 TO $14.291433

Net assets, end of period                                     $375,706,275                $252,456,512                $551,300,087

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         47.57% TO 49.72%         (41.88%) to (41.03%)        (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,196,437                              0
Units issued                                                      4,688,047                      1,643,810
Units redeemed                                                   (1,255,834)                      (447,373)
                                                   -------------------------------------------------------

Units, end of period                                              4,628,650                      1,196,437
                                                   =======================================================

Unit value                                         $10.906148 TO $16.180953         $7.368796 to $9.366646

Net assets, end of period                                       $60,374,420                    $10,721,724

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.36% TO 49.79%            (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             EMERGING SMALL COMPANY TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                      2002                       2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      11,412,016                11,986,788                 11,228,885
Units issued                                                     5,192,041                 5,448,161                  6,887,567
Units redeemed                                                  (5,473,043)               (6,022,933)                (6,129,664)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            11,131,014                11,412,016                 11,986,788
                                                   ============================================================================

Unit value                                         $7.978493 TO $17.129022   $5.810609 to $12.431278    $8.352524 to $17.806889

Net assets, end of period                                     $166,790,443              $125,631,402               $193,832,310

Investment income ratio*                                              0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         37.10% TO 39.10%       (30.54%) to (29.52%)        (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              EMERGING SMALL COMPANY TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,466,541                              0
Units issued                                                      3,983,819                      1,726,040
Units redeemed                                                   (1,026,127)                      (259,499)
                                                   -------------------------------------------------------

Units, end of period                                              4,424,233                      1,466,541
                                                   =======================================================

Unit value                                         $12.428445 TO $16.161563         $9.058585 to $9.616734

Net assets, end of period                                       $57,407,534                    $13,889,803

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.21% TO 38.85%            (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                               AGGRESSIVE GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      18,762,718                  21,262,375                  20,373,780
Units issued                                                     5,222,131                   8,001,989                   8,883,520
Units redeemed                                                  (7,021,309)                (10,501,646)                 (7,994,925)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            16,963,540                  18,762,718                  21,262,375
                                                   ===============================================================================

Unit value                                         $7.888253 TO $12.039961      $5.996302 to $9.120311     $8.132426 to $12.326027

Net assets, end of period                                     $192,449,906                $161,507,826                $248,529,379

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         31.36% TO 33.27%         (26.38%) to (25.30%)        (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 AGGRESSIVE GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,398,896                              0
Units issued                                                      2,223,687                      1,543,409
Units redeemed                                                     (954,147)                      (144,513)
                                                   -------------------------------------------------------

Units, end of period                                              2,668,436                      1,398,896
                                                   =======================================================

Unit value                                         $12.447664 TO $15.707903         $9.474119 to $9.629662

Net assets, end of period                                       $33,516,213                    $13,349,827

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          25.58% TO 32.97%            (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         9,199,690                9,754,386                 9,408,723
Units issued                                       1,861,539               13,713,573                13,798,624
Units redeemed                                    (2,925,680)             (14,268,269)              (13,452,961)
                                     --------------------------------------------------------------------------
Units, end of period                               8,135,549                9,199,690                 9,754,386
                                     ==========================================================================

Unit value                           $8.507707 TO $11.579330   $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period                        $90,088,588              $79,352,642              $109,170,001

Investment income ratio*                                0.51%                    0.46%                     0.20%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           27.82% TO 29.69%      (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                          1,172,215                         0
Units issued                                       11,460,934                11,078,165
Units redeemed                                    (10,699,653)               (9,905,950)
                                     --------------------------------------------------

Units, end of period                                1,933,496                 1,172,215
                                     ==================================================

Unit value                           $12.349503 TO $16.297528    $9.662625 to $9.962987

Net assets, end of period                         $24,222,398               $11,416,476

Investment income ratio*                                 0.73%                     0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            27.81% TO 30.55%       (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        10,440,916                14,503,278                 14,878,539
Units issued                                       4,699,385                 3,854,344                  7,087,792
Units redeemed                                    (6,821,070)               (7,916,706)                (7,463,053)
                                     ----------------------------------------------------------------------------
Units, end of period                               8,319,231                10,440,916                 14,503,278
                                     ============================================================================

Unit value                           $7.886786 TO $16.723266   $6.496049 to $13.726237    $9.154017 to $19.274831

Net assets, end of period                       $120,733,136              $124,368,566               $247,082,790

Investment income ratio*                                0.67%                     0.33%                      0.29%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***           21.23% TO 23.00%       (29.14%) to (28.11%)       (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE EQUITY TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            307,295                         0
Units issued                                        1,102,617                   382,529
Units redeemed                                       (922,998)                  (75,234)
                                     --------------------------------------------------

Units, end of period                                  486,914                   307,295
                                     ==================================================

Unit value                           $11.046153 TO $14.874007   $9.100413 to $10.151783

Net assets, end of period                          $5,781,310                $3,014,669

Investment income ratio*                                 0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST A
                                     -----------------------------------------------------------------------------
                                                2003                      2002                       2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                         15,182,537                16,438,592                  9,465,352
Units issued                                        1,956,882                 5,175,553                 13,297,434
Units redeemed                                     (5,283,653)               (6,431,608)                (6,324,194)
                                     -----------------------------------------------------------------------------

Units, end of period                               11,855,766                15,182,537                 16,438,592
                                     =============================================================================

Unit value                           $12.317400 TO $18.250518   $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period                        $197,921,279              $185,855,695               $267,152,496

Investment income ratio*                                 1.27%                     0.85%                      0.54%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.15% TO 38.14%       (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         VALUE TRUST B
                                     -------------------------------------------------
                                                2003                     2002
                                     -------------------------------------------------
Units, beginning of period                          1,171,327                        0
Units issued                                        1,609,627                1,443,692
Units redeemed                                       (699,006)                (272,365)
                                     -------------------------------------------------

Units, end of period                                2,081,948                1,171,327
                                     =================================================

Unit value                           $12.898462 TO $16.352424   $9.484479 to $9.618617

Net assets, end of period                         $27,116,533              $11,154,001

Investment income ratio*                                 1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            30.73% TO 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                       2002                       2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          7,927,546                  5,414,699                  3,687,770
Units issued                                        1,875,751                  6,920,218                  5,189,185
Units redeemed                                     (2,320,609)                (4,407,371)                (3,462,256)
                                     ------------------------------------------------------------------------------

Units, end of period                                7,482,688                  7,927,546                  5,414,699
                                     ==============================================================================

Unit value                           $17.031078 TO $19.555029   $12.429938 to $14.251467   $12.171588 to $14.088482

Net assets, end of period                        $140,549,733               $108,728,937                $73,831,187

Investment income ratio*                                 2.60%                      2.79%                      2.72%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.53% TO 38.52%             0.65% to 2.12%           (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               REAL ESTATE SECURITIES TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ----------------------------------------------------
Units, beginning of period                          2,351,590                          0
Units issued                                        2,711,985                  2,848,902
Units redeemed                                       (606,257)                  (497,312)
                                     ---------------------------------------------------

Units, end of period                                4,457,318                  2,351,590
                                     ===================================================

Unit value                           $15.682026 TO $17.360006   $11.806602 to $12.702902

Net assets, end of period                         $73,356,359                $28,214,076

Investment income ratio*                                 3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.46% TO 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  BALANCED TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                       2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         5,900,963                  6,267,752                 5,961,983
Units issued                                       1,122,556                  1,881,850                 1,829,240
Units redeemed                                    (1,811,839)                (2,248,639)               (1,523,471)
                                     ----------------------------------------------------------------------------

Units, end of period                               5,211,680                  5,900,963                 6,267,752
                                     ============================================================================

Unit value                           $9.384581 TO $12.029110    $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period                        $58,929,449                $59,277,292               $74,758,243

Investment income ratio*                                2.52%                      2.63%                     2.14%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           12.15% TO 13.79%        (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       BALANCED TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                            535,352                          0
Units issued                                        1,179,778                    645,386
Units redeemed                                       (333,836)                  (110,034)
                                     ---------------------------------------------------

Units, end of period                                1,381,294                    535,352
                                     ===================================================

Unit value                           $11.953196 TO $13.771545   $10.643258 to $11.353878

Net assets, end of period                         $17,210,520                 $5,941,864

Investment income ratio*                                 3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            10.10% TO 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HIGH YIELD TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         12,189,072                11,000,013                    9,231,805
Units issued                                       12,879,311                11,010,152                   10,474,386
Units redeemed                                     (9,036,253)               (9,821,093)                  (8,706,178)
                                     -------------------------------------------------------------------------------

Units, end of period                               16,032,130                12,189,072                   11,000,013
                                     ===============================================================================

Unit value                           $11.972562 TO $14.136722   $9.790451 to $11.519811     $10.698741 to $12.544550

Net assets, end of period                        $217,897,123              $135,503,987                 $133,703,955

Investment income ratio*                                 5.25%                     9.05%                       10.36%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            22.11% TO 23.89%         (8.63%) to (7.29%)          (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      HIGH YIELD TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          1,634,575                           0
Units issued                                        9,603,715                   2,514,044
Units redeemed                                     (4,336,893)                   (879,469)
                                     ----------------------------------------------------

Units, end of period                                6,901,397                   1,634,575
                                     ====================================================

Unit value                           $13.716878 TO $14.584494    $11.370655 to $11.795820

Net assets, end of period                         $97,676,974                 $18,965,099

Investment income ratio*                                 5.55%                       2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             9.74% TO 23.64%           (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                      2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          8,668,429                 7,885,558                   5,617,693
Units issued                                        2,978,442                 2,591,995                   3,167,530
Units redeemed                                     (1,358,869)               (1,809,124)                   (899,665)
                                     ------------------------------------------------------------------------------

Units, end of period                               10,288,002                 8,668,429                   7,885,558
                                     ==============================================================================

Unit value                           $10.402017 TO $13.235054    $7.846184 to $9.948297    $10.070301 to $12.723595

Net assets, end of period                        $128,410,920               $81,126,941                 $95,035,178

Investment income ratio*                                 0.40%                     0.81%                       4.10%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            32.38% TO 34.31%       (22.20%) to (21.06%)         (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          2,580,939                          0
Units issued                                        8,230,202                  2,744,346
Units redeemed                                       (801,657)                  (163,407)
                                     ---------------------------------------------------

Units, end of period                               10,009,484                  2,580,939
                                     ===================================================

Unit value                           $13.227795 TO $15.944168    $9.992622 to $10.085357

Net assets, end of period                        $133,575,232                $25,831,354

Investment income ratio*                                 0.35%                      0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.47% TO 34.31%        (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                       2002                        2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         37,144,305                 32,268,748                  22,642,561
Units issued                                        8,122,016                 11,002,122                  12,489,210
Units redeemed                                     (4,797,586)                (6,126,565)                 (2,863,023)
                                     -------------------------------------------------------------------------------

Units, end of period                               40,468,735                 37,144,305                  32,268,748
                                     ===============================================================================

Unit value                           $11.374440 TO $15.366925    $8.934824 to $12.028869    $10.804923 to $14.495682

Net assets, end of period                        $570,549,874               $410,561,178                 $37,103,391

Investment income ratio*                                 1.18%                      2.19%                       4.84%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            27.11% TO 28.97%        (17.43%) to (16.22%)         (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE GROWTH 820 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         10,923,916                           0
Units issued                                       34,791,382                  11,378,337
Units redeemed                                     (1,244,624)                   (454,421)
                                     ----------------------------------------------------

Units, end of period                               44,470,674                  10,923,916
                                     ====================================================

Unit value                           $13.417365 TO $15.185956    $10.537942 to $10.751721

Net assets, end of period                        $603,952,682                $116,383,251

Investment income ratio*                                 1.14%                       0.06%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            21.41% to 28.86%         (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE BALANCED 640 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         39,839,424                  31,629,891                   22,027,740
Units issued                                       10,169,800                  14,577,277                   12,773,043
Units redeemed                                     (6,331,070)                 (6,367,744)                  (3,130,892)
                                     ---------------------------------------------------------------------------------

Units, end of period                               43,678,154                  39,839,424                   31,629,891
                                     =================================================================================

Unit value                           $12.377588 TO $16.754333    $10.165146 to $13.704682     $11.493504 to $15.433664

Net assets, end of period                        $661,608,444                $495,557,446                 $452,066,345

Investment income ratio*                                 2.34%                       3.26%                        5.03%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            21.64% TO 23.42%         (11.65%) to (10.35%)           (8.05%) to (2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE BALANCED 640 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         13,727,140                           0
Units issued                                       37,182,352                  13,950,984
Units redeemed                                     (2,055,764)                   (223,844)
                                     ----------------------------------------------------

Units, end of period                               48,853,728                  13,727,140
                                     ====================================================

Unit value                           $13.634469 TO $14.526297    $11.180582 to $11.423888

Net assets, end of period                        $674,020,791                $155,304,071

Investment income ratio*                                 2.37%                       0.11%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 23.42%          (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         15,045,263                  10,955,088                    8,470,782
Units issued                                        4,239,428                   7,362,784                    4,175,166
Units redeemed                                     (3,505,831)                 (3,272,609)                  (1,690,860)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,778,860                  15,045,263                   10,955,088
                                     =================================================================================

Unit value                           $13.095398 TO $17.794866    $11.315989 to $15.315540     $12.006535 to $16.185243

Net assets, end of period                        $254,597,753                $208,678,078                 $165,653,944

Investment income ratio*                                 3.01%                       3.40%                        5.41%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            15.61% TO 17.30%           (5.85%) to (4.47%)           (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE MODERATE 460 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          5,869,403                           0
Units issued                                       14,474,779                   6,137,859
Units redeemed                                     (1,561,616)                   (268,456)
                                     ----------------------------------------------------

Units, end of period                               18,782,566                   5,869,403
                                     ====================================================

Unit value                           $13.726448 TO $14.055820    $11.849812 to $11.983146

Net assets, end of period                        $258,689,422                 $69,762,562

Investment income ratio*                                 3.31%                       0.17%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            11.08% TO 17.30%           (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE CONSERVATIVE 280 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                          9,468,995                   6,695,670                    4,788,787
Units issued                                        3,574,566                   5,362,317                    3,306,433
Units redeemed                                     (4,348,578)                 (2,588,992)                  (1,399,550)
                                     ---------------------------------------------------------------------------------

Units, end of period                                8,694,983                   9,468,995                    6,695,670
                                     =================================================================================

Unit value                           $13.658793 TO $18.415805    $12.478970 to $16.741166     $12.503081 to $16.689833

Net assets, end of period                        $147,502,755                $146,341,361                 $105,738,771

Investment income ratio*                                 3.97%                       3.08%                        4.28%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***             9.45% TO 11.05%            (0.19%) to 1.27%               0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              LIFESTYLE CONSERVATIVE 280 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          3,504,151                           0
Units issued                                        8,914,252                   3,860,984
Units redeemed                                     (2,660,341)                   (356,833)
                                     ----------------------------------------------------

Units, end of period                                9,758,062                   3,504,151
                                     ====================================================

Unit value                           $13.255928 TO $13.959339    $12.455071 to $12.570409

Net assets, end of period                        $133,685,859                 $43,758,875

Investment income ratio*                                 4.20%                       0.25%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             6.05% TO 11.05%            (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         16,010,391                   9,912,518                    4,807,888
Units issued                                        7,333,926                  17,802,268                   13,059,190
Units redeemed                                     (8,138,568)                (11,704,395)                  (7,954,560)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,205,749                  16,010,391                    9,912,518
                                     =================================================================================

Unit value                           $15.255705 TO $16.976139    $11.631943 to $12.924339     $12.602235 to $13.981425

Net assets, end of period                        $241,376,374                $193,031,852                 $129,266,865

Investment income ratio*                                 0.41%                       0.29%                        0.14%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            31.15% TO 33.07%           (7.70%) to (6.35%)              0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY VALUE TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          4,130,323                           0
Units issued                                        6,202,403                   5,004,133
Units redeemed                                     (1,627,707)                   (873,810)
                                     ----------------------------------------------------

Units, end of period                                8,705,019                   4,130,323
                                     ====================================================

Unit value                           $13.364515 TO $15.281139    $10.197768 to $11.505543

Net assets, end of period                        $120,317,623                 $43,168,147

Investment income ratio*                                 0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.17% TO 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL VALUE TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                        10,361,088                  7,152,751                    4,861,051
Units issued                                       4,448,760                 11,203,326                    7,172,267
Units redeemed                                    (3,403,298)                (7,994,989)                  (4,880,567)
                                     -------------------------------------------------------------------------------

Units, end of period                              11,406,550                 10,361,088                    7,152,751
                                     ===============================================================================

Unit value                           12.045466 TO $13.769068     $8.453467 to $9.667908     $10.459987 to $11.968682

Net assets, end of period                       $139,826,546                $89,056,992                  $75,552,701

Investment income ratio*                                0.82%                      0.78%                        1.02%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           42.14% TO 44.21%        (19.39%) to (18.21%)          (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL VALUE TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,037,391                          0
Units issued                                        8,369,939                  9,698,755
Units redeemed                                     (4,860,371)                (6,661,364)
                                     ---------------------------------------------------

Units, end of period                                6,546,959                  3,037,391
                                     ===================================================

Unit value                           $13.842199 TO $17.294424    $9.761622 to $10.320663

Net assets, end of period                         $92,299,899                $29,993,937

Investment income ratio*                                 1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            38.26% TO 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY BLEND TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                        10,247,994                  9,038,221                   6,632,660
Units issued                                       6,014,711                  9,020,128                   6,129,954
Units redeemed                                    (6,134,438)                (7,810,355)                 (3,724,393)
                                     ------------------------------------------------------------------------------

Units, end of period                              10,128,267                 10,247,994                   9,038,221
                                     ==============================================================================

Unit value                           $9.283714 TO $12.276306     $6.762279 to $8.913306     $9.244249 to $12.178671

Net assets, end of period                       $121,707,808                $89,479,139                $107,671,859

Investment income ratio*                                0.00%                      0.20%                       0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           37.08% TO 39.08%        (26.96%) to (25.89%)         (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY BLEND TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,692,425                         0
Units issued                                        3,822,054                 1,962,478
Units redeemed                                     (1,088,557)                 (270,053)
                                     --------------------------------------------------

Units, end of period                                4,425,922                 1,692,425
                                     ==================================================

Unit value                           $12.412061 TO $16.217293    $9.059320 to $9.393008

Net assets, end of period                         $55,692,520               $15,473,317

Investment income ratio*                                 0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            29.65% TO 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                        2002                        2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                         40,268,739                  26,705,881                  11,037,368
Units issued                                        5,541,297                  24,661,523                  21,593,399
Units redeemed                                    (14,371,668)                (11,098,665)                 (5,924,886)
                                     --------------------------------------------------------------------------------

Units, end of period                               31,438,368                  40,268,739                  26,705,881
                                     ================================================================================

Unit value                           $14.149209 TO $16.751628    $13.731734 to $16.023311    $12.779035 to $14.697020

Net assets, end of period                        $492,908,807                $610,596,879                $377,177,799

Investment income ratio*                                 2.91%                       2.55%                       3.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***              3.04% TO 4.55%              7.46% to 9.02%              2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     TOTAL RETURN TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         11,099,623                           0
Units issued                                       15,850,312                  12,152,904
Units redeemed                                     (7,990,520)                 (1,053,281)
                                     ----------------------------------------------------

Units, end of period                               18,959,415                  11,099,623
                                     ====================================================

Unit value                           $12.518111 TO $14.014008    $13.300010 to $13.423104

Net assets, end of period                        $260,586,543                $147,945,968

Investment income ratio*                                 3.78%                       0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***              0.14% TO 4.40%              6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    U.S. LARGE CAP TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         26,102,894                24,789,891                   17,820,303
Units issued                                        4,859,240                 9,105,948                   11,820,012
Units redeemed                                     (7,269,081)               (7,792,945)                  (4,850,424)
                                     -------------------------------------------------------------------------------

Units, end of period                               23,693,053                26,102,894                   24,789,891
                                     ===============================================================================

Unit value                           $11.365395 TO $12.354355    $8.442592 to $9.140645     $11.489880 to $12.390130

Net assets, end of period                        $289,158,401              $235,934,105                 $304,710,768

Investment income ratio*                                 0.40%                     0.31%                        0.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            34.49% TO 36.45%       (26.60%) to (25.52%)           (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    U.S. LARGE CAP TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          4,071,162                         0
Units issued                                        4,405,953                 4,283,570
Units redeemed                                       (952,020)                 (212,408)
                                     --------------------------------------------------

Units, end of period                                7,525,095                 4,071,162
                                     ==================================================

Unit value                           $12.664320 TO $15.324454    $9.419481 to $9.981983

Net assets, end of period                         $99,194,217               $39,931,672

Investment income ratio*                                 0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.52% TO 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP STOCK TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         11,484,771                10,524,971                    6,377,334
Units issued                                        4,480,710                 5,366,072                    6,783,695
Units redeemed                                     (2,502,858)               (4,406,272)                  (2,636,058)
                                     -------------------------------------------------------------------------------

Units, end of period                               13,462,623                11,484,771                   10,524,971
                                     ===============================================================================

Unit value                           $10.989664 TO $13.308373    $7.849726 to $9.510684     $10.305876 to $12.492798

Net assets, end of period                        $151,615,593               $92,119,372                 $109,651,843

Investment income ratio*                                 0.00%                     0.00%                        0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            39.65% TO 41.69%       (24.02%) to (22.91%)          (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,814,896                          0
Units issued                                        4,268,123                  1,914,105
Units redeemed                                       (561,864)                   (99,209)
                                     ---------------------------------------------------

Units, end of period                                5,521,155                  1,814,896
                                     ===================================================

Unit value                           $13.399635 TO $15.677910    $9.595389 to $10.181352

Net assets, end of period                         $76,987,939                $18,160,532

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.34% TO 41.33%        (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL ALLOCATION TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         6,658,019                  6,662,814                    3,156,953
Units issued                                       1,056,420                  2,452,984                    5,959,643
Units redeemed                                    (2,151,246)                (2,457,779)                  (2,453,782)
                                     -------------------------------------------------------------------------------

Units, end of period                               5,563,193                  6,658,019                    6,662,814
                                     ===============================================================================

Unit value                           $9.578808 TO $10.997305     $7.702576 to $8.847644     $10.197351 to $11.719158

Net assets, end of period                        $53,960,907                $51,969,623                  $68,409,194

Investment income ratio*                                0.49%                      0.00%                        0.11%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***           24.05% TO 25.86%        (24.65%) to (23.55%)          (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   GLOBAL ALLOCATION TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            513,126                          0
Units issued                                        1,187,079                    537,476
Units redeemed                                       (321,425)                   (24,350)
                                     ---------------------------------------------------

Units, end of period                                1,378,780                    513,126
                                     ===================================================

Unit value                           $11.911549 TO $14.839803    $9.575126 to $10.220929

Net assets, end of period                         $17,237,566                 $5,167,433

Investment income ratio*                                 0.66%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.64% TO 25.90%        (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                DYNAMIC GROWTH TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                       15,608,826                18,901,811                  13,662,750
Units issued                                     16,880,063                 9,383,010                  13,245,995
Units redeemed                                   (8,236,233)              (12,675,995)                 (8,006,934)
                                     ----------------------------------------------------------------------------

Units, end of period                             24,252,656                15,608,826                  18,901,811
                                     ============================================================================

Unit value                           $4.149140 TO $9.614621    $3.269019 to $7.578932     $4.639280 to $10.761173

Net assets, end of period                      $110,270,036               $53,527,836                 $90,279,435

Investment income ratio*                               0.00%                     0.00%                       0.18%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          26.61% TO 28.45%       (29.71%) to (28.68%)        (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DYNAMIC GROWTH TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            414,467                          0
Units issued                                        3,175,306                    541,480
Units redeemed                                       (563,538)                  (127,013)
                                     ---------------------------------------------------

Units, end of period                                3,026,235                    414,467
                                     ===================================================

Unit value                           $12.164875 TO $15.523566    $9.578097 to $10.187105

Net assets, end of period                         $38,545,157                 $4,136,538

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            24.11% TO 28.54%        (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNET TECHNOLOGIES TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        8,762,382                 9,605,039                   7,195,652
Units issued                                      2,619,481                 5,104,711                   5,780,710
Units redeemed                                  (11,381,863)               (5,947,368)                 (3,371,323)
                                     ----------------------------------------------------------------------------

Units, end of period                                      0                 8,762,382                   9,605,039
                                     ============================================================================

Unit value                           $2.797746 TO $7.944273    $2.277340 to $6.467649     $3.687062 to $10.476489

Net assets, end of period                                $0               $20,705,642                 $36,179,543

Investment income ratio*                               0.00%                     0.00%                       0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          22.75% TO 23.34%       (38.39%) to (37.49%)        (53.87%) to (16.19%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNET TECHNOLOGIES TRUST B
                                     --------------------------------------------------
                                               2003                       2002
                                     --------------------------------------------------
Units, beginning of period                           273,183                          0
Units issued                                         129,620                    335,967
Units redeemed                                      (402,803)                   (62,784)
                                     --------------------------------------------------

Units, end of period                                       0                    273,183
                                     ==================================================

Unit value                           $9.439909 TO $14.079301    $7.710225 to $11.453604

Net assets, end of period                                 $0                 $2,540,324

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%

Total return, lowest to highest***           22.33% TO 22.92%         (38.32%) to (8.37%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL INDEX TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         1,931,363                 1,453,181                    716,237
Units issued                                       1,262,954                 4,313,408                  2,944,892
Units redeemed                                    (1,187,772)               (3,835,226)                (2,207,948)
                                     ----------------------------------------------------------------------------

Units, end of period                               2,006,545                 1,931,363                  1,453,181
                                     ============================================================================

Unit value                           $9.015303 TO $12.099507    $6.933612 to $9.310304    $8.508168 to $11.430305

Net assets, end of period                        $19,103,156               $14,018,579                $12,647,801

Investment income ratio*                                1.65%                     1.34%                      1.48%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             1.40% to 1.90%

Total return, lowest to highest***           29.70% TO 31.59%       (18.71%) to (17.52%)        (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 INTERNATIONAL INDEX TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                            510,190                           0
Units issued                                        5,012,757                   1,829,965
Units redeemed                                     (4,319,243)                 (1,319,775)
                                     ----------------------------------------------------

Units, end of period                                1,203,704                     510,190
                                     ====================================================

Unit value                           $13.130435 TO $16.105472    $10.128769 to $10.614836

Net assets, end of period                         $16,053,942                  $5,222,713

Investment income ratio*                                 2.66%                       2.90%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            28.76% TO 31.53%         (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              TOTAL STOCK MARKET INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,104,717                  2,570,261                   1,122,107
Units issued                                       1,356,378                  1,710,108                   2,025,166
Units redeemed                                      (785,634)                (1,175,652)                   (577,012)
                                     ------------------------------------------------------------------------------

Units, end of period                               3,675,461                  3,104,717                   2,570,261
                                     ==============================================================================

Unit value                           $9.635326 TO $11.764902     $7.503914 to $9.166981     $9.692272 to $11.846265

Net assets, end of period                        $36,557,181                $23,957,518                 $25,221,354

Investment income ratio*                                0.00%                      0.93%                       1.12%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***           28.08% TO 29.95%        (22.77%) to (21.64%)         (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               TOTAL STOCK MARKET INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            581,294                          0
Units issued                                        1,587,181                    642,480
Units redeemed                                       (189,616)                   (61,186)
                                     ---------------------------------------------------

Units, end of period                                1,978,859                    581,294
                                     ===================================================

Unit value                           $12.568032 TO $15.185445    $9.804582 to $10.288626

Net assets, end of period                         $25,617,437                 $5,875,456

Investment income ratio*                                 0.00%                      2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            21.40% TO 29.73%        (21.56%) to (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     500 INDEX TRUST A
                                     -----------------------------------------------------------------------------
                                               2003                      2002                        2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                        19,500,395                15,691,810                   5,632,076
Units issued                                       7,802,132                12,114,968                  13,508,548
Units redeemed                                    (7,068,604)               (8,306,383)                 (3,448,814)
                                     -----------------------------------------------------------------------------

Units, end of period                              20,233,923                19,500,395                  15,691,810
                                     =============================================================================

Unit value                           $9.247369 TO $11.285714    $7.344179 to $8.967490     $9.637624 to $11.773758

Net assets, end of period                       $192,606,324              $147,402,795                $153,940,008

Investment income ratio*                                0.90%                     0.00%                       1.09%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           25.60% TO 27.43%       (23.99%) to (22.88%)         (16.55%) to (5.81%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       500 INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,593,515                          0
Units issued                                        5,842,301                  4,454,135
Units redeemed                                     (1,296,586)                  (860,620)
                                     ---------------------------------------------------

Units, end of period                                8,139,230                  3,593,515
                                     ===================================================

Unit value                           $12.130947 TO $14.905604    $9.652858 to $10.294172

Net assets, end of period                        $103,375,900                $36,399,639

Investment income ratio*                                 1.32%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            19.17% TO 27.19%        (22.78%) to (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP INDEX TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                       2002                         2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                          4,685,525                  2,946,366                    1,030,569
Units issued                                        1,605,030                  4,518,532                    3,509,583
Units redeemed                                     (1,535,109)                (2,779,373)                  (1,593,786)
                                     --------------------------------------------------------------------------------

Units, end of period                                4,755,446                  4,685,525                    2,946,366
                                     ================================================================================

Unit value                           $13.084939 TO $14.779952    $9.900179 to $11.032915     $11.881892 to $12.858949

Net assets, end of period                         $66,752,299                $49,682,577                  $37,531,220

Investment income ratio*                                 0.00%                      0.48%                        0.88%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***            32.04% TO 33.96%        (16.76%) to (15.54%)           (4.94%) to (1.46%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,207,667                          0
Units issued                                        2,008,594                  1,306,932
Units redeemed                                       (303,198)                   (99,265)
                                    ---------------------------------------------------

Units, end of period                                2,913,063                  1,207,667
                                     ===================================================

Unit value                           $13.154235 TO $15.899955    $9.980766 to $10.446948

Net assets, end of period                         $38,917,810                $12,159,284

Investment income ratio*                                 0.00%                      1.16%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.12% TO 33.72%        (20.15%) to (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                      2002                         2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,204,639                 2,180,584                      484,101
Units issued                                       2,536,305                 3,042,320                    3,221,674
Units redeemed                                    (1,483,359)               (2,018,265)                  (1,525,191)
                                     ------------------------------------------------------------------------------

Units, end of period                               4,257,585                 3,204,639                    2,180,584
                                     ==============================================================================

Unit value                           $12.50000 TO $13.757234    $8.926733 to $12.50000     $11.557294 to $12.432687

Net assets, end of period                        $55,344,083               $29,030,279                  $25,404,652

Investment income ratio*                                0.00%                     0.78%                        2.50%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           43.05% TO 45.13%       (22.95%) to (21.83%)            (4.89%) to 0.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL CAP INDEX TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            965,858                         0
Units issued                                        2,048,792                 1,043,986
Units redeemed                                       (467,554)                  (78,128)
                                     --------------------------------------------------

Units, end of period                                2,547,096                   965,858
                                     ==================================================

Unit value                           $13.511860 TO $16.716921    $9.475320 to $9.810708

Net assets, end of period                         $34,874,227                $9,220,840

Investment income ratio*                                 0.00%                     2.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            33.65% TO 44.68%       (24.20%) to (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             CAPITAL APPRECIATION TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         5,316,986                3,007,088                    78,393
Units issued                                       1,407,210                3,440,920                 4,487,092
Units redeemed                                    (1,416,268)              (1,131,022)               (1,558,397)
                                     --------------------------------------------------------------------------

Units, end of period                               5,307,928                5,316,986                 3,007,088
                                     ==========================================================================

Unit value                           $7.606320 TO $10.304647   $5.978615 to $8.095466   $8.769024 to $11.867934

Net assets, end of period                        $42,404,216              $33,398,913               $27,008,052

Investment income ratio*                                0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           27.04% TO 28.89%      (31.92%) to (30.93%)       (24.64%) to (5.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                CAPITAL APPRECIATION TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,394,685                        0
Units issued                                        1,967,451                1,491,217
Units redeemed                                       (439,469)                 (96,532)
                                     -------------------------------------------------

Units, end of period                                2,922,667                1,394,685
                                     =================================================

Unit value                           $11.124546 TO $14.861154   $8.742892 to $9.623666

Net assets, end of period                         $34,921,858              $13,117,154

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            18.81% TO 28.77%      (30.06%) to (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TELECOMMUNICATIONS TRUST A
                                     -------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                        1,342,229                1,016,457                         0
Units issued                                        244,903                1,390,985                 1,429,950
Units redeemed                                   (1,587,132)              (1,065,213)                 (413,493)
                                     -------------------------------------------------------------------------

Units, end of period                                      0                1,342,229                 1,016,457
                                     =========================================================================

Unit value                           $4.320652 TO $5.733499   $4.026511 to $5.341391   $7.834309 to $10.382237

Net assets, end of period                                $0               $5,517,555                $8,023,806

Investment income ratio*                               0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            7.27% TO 7.79%      (48.66%) to (47.90%)      (37.33%) to (16.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  TELECOMMUNICATIONS TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                           229,183                        0
Units issued                                         212,030                  253,191
Units redeemed                                      (441,213)                 (24,008)
                                     ------------------------------------------------

Units, end of period                                       0                  229,183
                                     ================================================

Unit value                           $7.325985 TO $10.802210  $6.822616 to $10.019771

Net assets, end of period                                 $0               $2,191,387

Investment income ratio*                                0.00%                    0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%

Total return, lowest to highest***             7.29% TO 7.81%      (45.42%) to (19.84%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              HEALTH SCIENCES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          5,117,228               3,324,618                         0
Units issued                                        2,461,329               4,043,663                 4,275,340
Units redeemed                                     (1,827,991)             (2,251,053)                 (950,722)
                                     --------------------------------------------------------------------------

Units, end of period                                5,750,566               5,117,228                 3,324,618
                                     ==========================================================================

Unit value                           $12.575813 TO $13.259362  $9.409123 to $9.777931  $13.180193 to $13.499140

Net assets, end of period                         $73,963,540             $49,049,222               $44,538,109

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            33.66% TO 35.61%     (28.61%) to (27.57%)           5.44% to 7.99%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  HEALTH SCIENCES TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                          1,477,964                        0
Units issued                                        2,545,167                1,557,193
Units redeemed                                       (406,306)                 (79,229)
                                     -------------------------------------------------

Units, end of period                                3,616,825                1,477,964
                                     =================================================

Unit value                           $12.746949 TO $15.002379  $9.534743 to $10.700725

Net assets, end of period                         $50,184,197              $15,331,070

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            19.94% TO 35.30%      (23.72%) to (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             MID CAP GROWTH TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        3,635,392               2,316,812                         0
Units issued                                        385,302               3,952,027                 2,944,207
Units redeemed                                   (4,020,694)             (2,633,447)                 (627,395)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               3,635,392                 2,316,812
                                     ========================================================================

Unit value                           $7.638574 TO $8.363054  $7.073363 to $7.741651  $10.343827 to $11.309753

Net assets, end of period                                $0             $26,092,011               $24,072,717

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            7.95% TO 8.48%     (31.69%) to (30.69%)       (17.25%) to (9.52%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   MID CAP GROWTH TRUST B
                                     -----------------------------------------------
                                              2003                     2002
                                     -----------------------------------------------
Units, beginning of period                           848,071                       0
Units issued                                         465,769                 932,818
Units redeemed                                    (1,313,840)                (84,747)
                                     -----------------------------------------------

Units, end of period                                       0                 848,071
                                     ===============================================

Unit value                           $9.329629 TO $10.585352  $8.634016 to $9.756926

Net assets, end of period                                 $0              $8,059,813

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             7.97% TO 8.49%     (30.93%) to (21.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           MID CAP OPPORTUNITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        1,923,918               1,238,287                         0
Units issued                                        180,333               1,632,789                 1,552,350
Units redeemed                                   (2,104,251)               (947,158)                 (314,063)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               1,923,918                 1,238,287
                                     ========================================================================

Unit value                           $7.628928 TO $8.515519  $7.170404 to $8.001037  $10.462406 to $11.662694

Net assets, end of period                                $0             $13,986,025               $13,018,527

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            6.36% TO 6.88%     (31.53%) to (30.53%)       (16.30%) to (6.70%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               MID CAP OPPORTUNITIES TRUST B
                                     -----------------------------------------------
                                              2003                    2002
                                     -----------------------------------------------
Units, beginning of period                           504,693                       0
Units issued                                         210,164                 528,241
Units redeemed                                      (714,857)                (23,548)
                                     -----------------------------------------------

Units, end of period                                       0                 504,693
                                     ===============================================

Unit value                           $9.482253 TO $10.136010  $8.907082 to $9.483077

Net assets, end of period                                 $0              $4,695,682

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             6.37% TO 6.89%     (28.74%) to (24.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FINANCIAL SERVICES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          3,369,781               1,848,318                         0
Units issued                                          949,719               2,940,962                 2,591,755
Units redeemed                                       (895,626)             (1,419,499)                 (743,437)
                                     --------------------------------------------------------------------------

Units, end of period                                3,423,874               3,369,781                 1,848,318
                                     ==========================================================================

Unit value                           $12.161199 TO $12.608019  $9.269250 to $9.538791  $11.493242 to $11.815615

Net assets, end of period                         $42,022,538             $31,448,879               $21,300,332

Investment income ratio*                                 0.18%                   0.00%                     0.05%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            31.07% TO 32.98%     (19.43%) to (18.25%)        (8.05%) to (5.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 FINANCIAL SERVICES TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,142,101                         0
Units issued                                        1,610,549                 1,193,705
Units redeemed                                       (259,526)                  (51,604)
                                     --------------------------------------------------

Units, end of period                                2,493,124                 1,142,101
                                     ==================================================

Unit value                           $13.374740 TO $15.645153  $10.218222 to $10.347728

Net assets, end of period                         $33,639,298               $11,720,517

Investment income ratio*                                 0.30%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            25.08% TO 32.80%       (18.25%) to (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           QUANTITATIVE MID CAP TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            884,890                 427,784                         0
Units issued                                          363,857                 803,847                   518,788
Units redeemed                                       (346,137)               (346,741)                  (91,004)
                                     --------------------------------------------------------------------------

Units, end of period                                  902,610                 884,890                   427,784
                                     ==========================================================================

Unit value                           $10.416388 TO $11.451664  $7.655645 to $8.408113  $10.077137 to $11.056543

Net assets, end of period                          $9,549,894              $6,865,094                $4,331,032

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.93% TO 37.91%     (24.11%) to (23.00%)      (19.38%) to (11.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 QUANTITATIVE MID CAP TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            211,807                       0
Units issued                                          375,846                 224,084
Units redeemed                                        (82,843)                (12,277)
                                     ------------------------------------------------

Units, end of period                                  504,810                 211,807
                                     ================================================

Unit value                           $13.199297 TO $15.696317  $9.700786 to $9.941092

Net assets, end of period                          $6,766,184              $2,085,920

Investment income ratio*                                 0.00%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            25.49% TO 37.70%     (22.39%) to (20.47%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC GROWTH TRUST A
                                     -------------------------------------------------------------------------
                                             2003                      2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         6,214,843               4,091,308                         0
Units issued                                       1,163,948               3,934,189                 4,703,515
Units redeemed                                    (1,888,212)             (1,810,654)                 (612,207)
                                     -------------------------------------------------------------------------

Units, end of period                               5,490,579               6,214,843                 4,091,308
                                     =========================================================================

Unit value                           $9.587257 TO $10.403829  $7.694426 to $8.341450  $10.887341 to $11.791031

Net assets, end of period                        $53,518,186             $48,489,729               $44,775,968

Investment income ratio*                                0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           24.48% TO 26.29%     (29.40%) to (28.36%)       (12.90%) to (5.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC GROWTH TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,267,094                        0
Units issued                                        1,507,339                1,344,714
Units redeemed                                       (259,625)                 (77,620)
                                     -------------------------------------------------

Units, end of period                                2,514,808                1,267,094
                                     =================================================

Unit value                           $11.545878 TO $14.525660  $9.270921 to $10.448321

Net assets, end of period                         $31,746,699              $12,855,216

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 26.04%      (25.83%) to (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                ALL CAP VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          2,965,864               1,490,795                         0
Units issued                                        3,170,307               3,185,746                 2,033,229
Units redeemed                                     (1,600,791)             (1,710,677)                 (542,434)
                                     --------------------------------------------------------------------------

Units, end of period                                4,535,380               2,965,864                 1,490,795
                                     ==========================================================================

Unit value                           $12.001723 TO $12.442718  $8.831587 to $9.033519  $12.460579 to $12.553231

Net assets, end of period                         $54,842,568             $26,319,806               $18,612,296

Investment income ratio*                                 0.06%                   0.00%                     0.04%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.76% TO 37.74%     (29.19%) to (28.16%)         (0.32%) to 0.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   ALL CAP VALUE TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            694,057                       0
Units issued                                        2,255,105                 787,764
Units redeemed                                       (302,541)                (93,707)
                                     ------------------------------------------------

Units, end of period                                2,646,621                 694,057
                                     ================================================

Unit value                           $12.051359 TO $15.216943  $8.867339 to $9.733648

Net assets, end of period                         $34,137,963              $6,606,814

Investment income ratio*                                 0.12%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            21.66% TO 37.55%     (29.06%) to (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC VALUE TRUST A
                                     -------------------------------------------------------------------------
                                               2003                    2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         3,696,921               2,681,025                         0
Units issued                                         950,490               2,279,701                 2,850,412
Units redeemed                                    (1,274,460)             (1,263,805)                 (169,387)
                                     -------------------------------------------------------------------------

Units, end of period                               3,372,951               3,696,921                 2,681,025
                                     =========================================================================

Unit value                           $9.560347 TO $10.483095  $7.558594 to $8.279854  $10.571147 to $11.568273

Net assets, end of period                        $32,780,038             $28,348,130               $28,445,090

Investment income ratio*                                0.02%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           26.36% TO 28.20%     (28.57%) to (27.52%)       (15.43%) to (7.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  STRATEGIC VALUE TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            564,306                       0
Units issued                                        1,057,338                 590,864
Units redeemed                                       (183,945)                (26,558)
                                     ------------------------------------------------

Units, end of period                                1,437,699                 564,306
                                     ================================================

Unit value                           $11.804094 TO $14.958761  $9.325864 to $9.884967

Net assets, end of period                         $17,658,604              $5,487,662

Investment income ratio*                                 0.11%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            19.59% TO 28.10%     (25.39%) to (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 UTILITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     ------------------------------------------------------------------------
Units, beginning of period                         2,405,485               1,662,099                        0
Units issued                                       1,656,904               1,737,008                1,846,094
Units redeemed                                    (1,278,461)               (993,622)                (183,995)
                                     ------------------------------------------------------------------------

Units, end of period                               2,783,928               2,405,485                1,662,099
                                     ========================================================================

Unit value                           $9.162056 TO $10.551871  $6.934069 to $7.977953  $9.234447 to $10.614010

Net assets, end of period                        $25,917,966             $16,927,283              $15,443,876

Investment income ratio*                                1.17%                   0.01%                    0.94%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%           1.40% to 1.90%

Total return, lowest to highest***           32.00% TO 33.92%     (24.99%) to (23.89%)     (26.12%) to (15.09%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       UTILITIES TRUST B
                                     --------------------------------------------------
                                               2003                     2002
                                     --------------------------------------------------
Units, beginning of period                            602,846                         0
Units issued                                        1,019,043                   642,772
Units redeemed                                       (242,378)                  (39,926)
                                     --------------------------------------------------

Units, end of period                                1,379,511                   602,846
                                     ==================================================

Unit value                           $13.222661 TO $15.030005  $10.012642 to $10.952499

Net assets, end of period                         $19,355,929                $6,414,433

Investment income ratio*                                 1.49%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            20.16% TO 33.65%       (19.90%) to (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP VALUE TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                       2002                     2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         13,412,921                 5,472,993                         0
Units issued                                        5,004,204                12,133,178                 6,029,159
Units redeemed                                     (5,335,404)               (4,193,250)                 (556,166)
                                     ----------------------------------------------------------------------------

Units, end of period                               13,081,721                13,412,921                 5,472,993
                                     ============================================================================

Unit value                           $14.057453 TO $14.573841  $11.417401 to $11.678238  $12.932106 to $13.049955

Net assets, end of period                        $185,295,774              $153,879,553               $70,920,450

Investment income ratio*                                 0.41%                     0.00%                     0.49%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            23.00% TO 24.79%       (11.80%) to (10.51%)           3.46% to 4.40%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    MID CAP VALUE TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          5,026,567                         0
Units issued                                        6,236,058                 5,296,863
Units redeemed                                       (936,679)                 (270,296)
                                     --------------------------------------------------

Units, end of period                               10,325,946                 5,026,567
                                     ==================================================

Unit value                           $13.284836 TO $15.607730  $10.819828 to $11.425215

Net assets, end of period                        $139,572,333               $54,988,401

Investment income ratio*                                 0.54%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.78% TO 25.03%        (13.44%) to (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FUNDAMENTAL VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         13,514,874               7,753,409                         0
Units issued                                        2,295,081               8,580,308                 8,181,898
Units redeemed                                     (2,610,577)             (2,818,843)                 (428,489)
                                     --------------------------------------------------------------------------

Units, end of period                               13,199,378              13,514,874                 7,753,409
                                     ==========================================================================

Unit value                           $12.162388 TO $12.694757  $9.537531 to $9.945065  $11.588922 to $12.072032

Net assets, end of period                        $162,347,218            $130,027,860               $90,187,236

Investment income ratio*                                 0.28%                   0.10%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            27.39% TO 29.25%     (17.78%) to (16.58%)        (7.29%) to (3.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  FUNDAMENTAL VALUE TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                          4,058,964                         0
Units issued                                        5,010,895                 4,200,434
Units redeemed                                       (561,264)                 (141,470)
                                     --------------------------------------------------

Units, end of period                                8,508,595                 4,058,964
                                     ==================================================

Unit value                           $13.395703 TO $15.386843  $10.536441 to $10.634130

Net assets, end of period                        $114,784,432               $42,897,307

Investment income ratio*                                 0.38%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            23.01% TO 28.99%       (15.71%) to (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          EMERGING GROWTH              NATURAL RESOURCES             MID CAP CORE
                                              TRUST B                       TRUST B                    TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                       2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           331,546                     1,721,831                  1,123,292
Units redeemed                                         (99,203)                     (206,418)                   (48,898)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   232,343                     1,515,413                  1,074,394
                                      ========================      ========================   ========================

Unit value                            $16.116569 TO $16.286591      $17.739809 TO $17.926997   $15.095447 TO $15.254859

Net assets, end of period                           $3,757,839                   $26,966,539                $16,268,884

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             28.93% TO 30.29%              41.87% TO 43.42%           20.76% TO 22.04%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        QUANTITATIVE ALL CAP            LARGE CAP VALUE         SMALL CAP OPPORTUNITIES
                                             TRUST B                        TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                            40,053                       504,139                    946,956
Units redeemed                                          (2,026)                     (147,343)                   (85,322)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                    38,027                       356,796                    861,634
                                      ========================      ========================   ========================

Unit value                            $15.339873 TO $15.501820      $15.722930 TO $15.888873   $17.246575 TO $17.428487

Net assets, end of period                             $585,046                    $5,627,747                 14,904,275

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             22.28% TO 24.01%              25.54% TO 27.11%           37.81% TO 39.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SPECIAL VALUE                REAL RETURN BOND        GREAT COMPANIES AMERICA
                                              TRUST B                       TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           156,879                     5,981,698                     41,017
Units redeemed                                         (35,162)                   (1,047,479)                    (1,243)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   121,717                     4,934,219                     39,774
                                      ========================      ========================   ========================

Unit value                            $15.588845 TO $15.753409      $12.924535 TO $13.061280   $13.892531 TO $13.983394

Net assets, end of period                           $1,903,124                   $63,957,704                   $553,555

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             24.71% TO 26.03%                2.46% TO 4.49%           11.14% TO 11.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  AMERICAN BLUE-CHIP
                                       AMERICAN INTERNATIONAL           AMERICAN GROWTH             INCOME & GROWTH
                                              TRUST B                      TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                         2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                         4,335,560                    17,406,701                  5,669,861
Units redeemed                                        (583,665)                     (601,591)                  (168,317)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                 3,751,895                    16,805,110                  5,501,544
                                      ========================      ========================   ========================

Unit value                            $16.437377 TO $16.610885      $15.204047 TO $15.364552   $15.233642 TO $15.394465

Net assets, end of period                          $61,859,052                  $256,281,247                $84,056,664

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             30.62% TO 32.89%              21.63% TO 22.92%           21.73% TO 23.16%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      AMERICAN GROWTH-INCOME
                                             TRUST B                       SCUDDER 21ST CENTURY GROWTH TRUST B
                                      ------------------------      ---------------------------------------------------
                                              2003                           2003                       2002
                                      ------------------------      ---------------------------------------------------
Units, beginning of period                                   0                        11,722                          0
Units issued                                        11,585,190                       315,264                     11,768
Units redeemed                                        (339,423)                      (21,765)                       (46)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                11,245,767                       305,221                     11,722
                                      ========================      ========================   ========================

Unit value                            $15.322435 TO $15.484195      $14.926068 TO $17.573287   $13.651655 to $13.667541

Net assets, end of period                         $172,840,512                    $5,338,000                   $160,185

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***             22.15% TO 23.87%              19.41% TO 28.58%             9.21% to 9.34%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER CAPITAL GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   33,637                            0
Units issued                                                796,945                       33,649
Units redeemed                                              (59,983)                         (12)
                                           -----------------------------------------------------

Units, end of period                                        770,599                       33,637
                                           =====================================================

Unit value                                 $14.535228 TO $17.056831     $13.656079 to $13.671980

Net assets, end of period                               $13,098,059                     $459,792

Investment income ratio*                                       0.13%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.28% TO 24.76%               9.25% to 9.38%

                                                    SCUDDER GLOBAL DISCOVERY TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,992                            0
Units issued                                                330,022                       10,008
Units redeemed                                              (28,006)                         (16)
                                           -----------------------------------------------------

Units, end of period                                        312,008                        9,992
                                           =====================================================

Unit value                                 $17.105940 TO $21.024402     $14.314791 to $14.331432

Net assets, end of period                                $6,486,947                     $143,147

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  36.85% TO 46.70%             14.52% to 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   21,020                            0
Units issued                                                542,400                       21,020
Units redeemed                                              (40,231)                           0
                                           -----------------------------------------------------

Units, end of period                                        523,189                       21,020
                                           =====================================================

Unit value                                 $14.671334 TO $17.064795     $13.658976 to $13.674880

Net assets, end of period                                $8,843,843                     $287,330

Investment income ratio*                                       0.56%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  17.37% TO 24.79%               9.27% to 9.40%

                                                     SCUDDER HEALTH SCIENCES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   24,517                            0
Units issued                                                557,024                       24,546
Units redeemed                                              (33,638)                         (29)
                                           -----------------------------------------------------

Units, end of period                                        547,903                       24,517
                                           =====================================================

Unit value                                 $14.851180 TO $17.119230     $13.016994 to $13.032160

Net assets, end of period                                $9,317,711                     $319,405

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  18.81% TO 31.36%               4.14% to 4.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INTERNATIONAL TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   41,198                            0
Units issued                                                693,148                       43,594
Units redeemed                                              (56,964)                      (2,396)
                                           -----------------------------------------------------

Units, end of period                                        677,382                       41,198
                                           =====================================================

Unit value                                 $15.706761 TO $16.777081     $13.326481 to $13.341991

Net assets, end of period                               $11,323,108                     $549,487

Investment income ratio*                                       0.42%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.12% TO 25.82%               6.61% to 6.74%

                                                      SCUDDER AGGRESSIVE GROWTH TRUST B
                                           -----------------------------------------------------
                                                     2003                       2002
                                           -----------------------------------------------------
Units, beginning of period                                    5,538                            0
Units issued                                                160,631                        5,545
Units redeemed                                              (20,274)                          (7)
                                           -----------------------------------------------------

Units, end of period                                        145,895                        5,538
                                           =====================================================

Unit value                                 $15.127128 TO $19.386626     $14.717109 to $14.734222

Net assets, end of period                                $2,799,825                      $81,574

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.02% TO 31.58%             17.74% to 17.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   28,345                            0
Units issued                                                828,691                       28,345
Units redeemed                                              (25,902)                           0
                                           -----------------------------------------------------

Units, end of period                                        831,134                       28,345
                                           =====================================================

Unit value                                 $15.002953 TO $16.854301     $13.467503 to $13.483188

Net assets, end of period                               $13,944,698                     $382,093

Investment income ratio*                                       0.14%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  20.02% TO 25.00%               7.74% to 7.87%

                                                     SCUDDER CONTARIAN VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                         2002
                                           -----------------------------------------------------
Units, beginning of period                                   35,962                            0
Units issued                                                792,070                       35,973
Units redeemed                                              (29,497)                         (11)
                                           -----------------------------------------------------

Units, end of period                                        798,535                       35,962
                                           =====================================================

Unit value                                 $15.482726 TO $18.256976     $13.989593 to $14.005872

Net assets, end of period                               $14,514,037                     $503,424

Investment income ratio*                                       0.75%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.86% TO 30.35%             11.92% to 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GLOBAL BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   14,519                            0
Units issued                                                295,543                       14,544
Units redeemed                                              (18,152)                         (25)
                                           -----------------------------------------------------

Units, end of period                                        291,910                       14,519
                                           =====================================================

Unit value                                 $15.863150 TO $17.328288     $13.610021 to $13.625858

Net assets, end of period                                $5,041,675                     $197,818

Investment income ratio*                                       0.06%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.54% TO 27.17%               8.88% to 9.01%

                                                  SCUDDER GOVERNMENT SECURITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  213,945                            0
Units issued                                              4,921,859                      216,284
Units redeemed                                           (2,420,426)                      (2,339)
                                           -----------------------------------------------------

Units, end of period                                      2,715,378                      213,945
                                           =====================================================

Unit value                                 $12.441999 TO $12.668989     $12.602109 to $12.616785

Net assets, end of period                               $34,318,343                   $2,698,159

Investment income ratio*                                       2.48%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  (0.46%) TO 0.41%               0.82% to 0.93%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,501                            0
Units issued                                                382,687                        9,507
Units redeemed                                              (39,511)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        352,677                        9,501
                                           =====================================================

Unit value                                 $14.286326 TO $16.748311     $13.659883 to $13.675788

Net assets, end of period                                $5,862,383                     $129,834

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  14.29% TO 22.47%               9.28% to 9.41%

                                                       SCUDDER HIGH INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   73,196                            0
Units issued                                              2,106,247                       75,768
Units redeemed                                             (228,100)                      (2,572)
                                           -----------------------------------------------------

Units, end of period                                      1,951,343                       73,196
                                           =====================================================

Unit value                                 $13.792324 TO $16.264897     $13.270938 to $13.286385

Net assets, end of period                               $31,510,877                     $972,071

Investment income ratio*                                       3.70%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  10.34% TO 22.42%               6.17% to 6.29%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER INTERNATIONAL SELECT EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   23,770                            0
Units issued                                                874,995                       23,833
Units redeemed                                              (41,440)                         (63)
                                           -----------------------------------------------------

Units, end of period                                        857,325                       23,770
                                           =====================================================

Unit value                                 $16.069136 TO $17.295376     $13.535953 to $13.551701

Net assets, end of period                               $14,774,360                     $322,043

Investment income ratio*                                       0.59%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.99% TO 28.72%               8.29% to 8.41%

                                                      SCUDDER FIXED INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  120,555                            0
Units issued                                              3,388,234                      121,410
Units redeemed                                             (465,033)                        (855)
                                           -----------------------------------------------------

Units, end of period                                      3,043,756                      120,555
                                           =====================================================

Unit value                                 $12.613118 TO $13.078606     $12.645718 to $12.660448

Net assets, end of period                               $39,706,413                   $1,525,858

Investment income ratio*                                       1.74%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                    0.90% TO 3.30%               1.17% to 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER MONEY MARKET TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  214,724                            0
Units issued                                              6,168,615                      266,585
Units redeemed                                           (2,625,657)                     (51,861)
                                           -----------------------------------------------------

Units, end of period                                      3,757,682                      214,724
                                           =====================================================

Unit value                                 $12.295779 TO $12.371821     $12.479151 to $12.493692

Net assets, end of period                               $46,360,033                   $2,680,650

Investment income ratio*                                       0.29%                        0.19%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                 (1.47%) TO (0.98%)           (0.17%) to (0.05%)

                                                    SCUDDER SMALL CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   31,535                            0
Units issued                                                701,285                       31,537
Units redeemed                                              (26,952)                          (2)
                                           -----------------------------------------------------

                                                            705,868                       31,535
Units, end of period                       =====================================================

                                           $14.955892 TO $18.619291     $14.232268 to $14.248827
Unit value
                                                        $13,028,627                     $449,216
Net assets, end of period
                                                               0.00%                        0.00%
Investment income ratio*
                                                      1.40% TO 2.05%               1.40% to 1.90%
Expense ratio, lowest to highest**
                                                    19.65% TO 30.67%             13.86% to 13.99%
Total return, lowest to highest***

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER TECHNOLOGY GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   19,604                            0
Units issued                                                394,337                       19,614
Units redeemed                                              (21,502)                         (10)
                                           -----------------------------------------------------

Units, end of period                                        392,439                       19,604
                                           =====================================================

Unit value                                 $16.054894 TO $22.667138     $15.706222 to $15.724471

Net assets, end of period                                $8,737,053                     $308,157

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  28.44% TO 44.15%             25.65% to 25.80%

                                                      SCUDDER TOTAL RETURN TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   60,822                            0
Units issued                                              1,255,034                       60,831
Units redeemed                                             (157,566)                          (9)
                                           -----------------------------------------------------

Units, end of period                                      1,158,290                       60,822
                                           =====================================================

Unit value                                 $13.741888 TO $15.287760     $13.172728 to $13.188068

Net assets, end of period                               $17,619,213                     $801,710

Investment income ratio*                                       1.29%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                   9.94% TO 15.92%               5.38% to 5.50%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER DAVIS VENTURE VALUE TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   47,999                            0
Units issued                                              1,371,912                       48,110
Units redeemed                                              (42,867)                        (111)
                                           -----------------------------------------------------

Units, end of period                                      1,377,044                       47,999
                                           =====================================================

Unit value                                 $15.326777 TO $17.998252     $14.086566 to $14.102955

Net assets, end of period                               $24,648,088                     $676,768

Investment income ratio*                                       0.15%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  22.61% TO 27.62%             12.69% to 12.82%

                                                SCUDDER DREMAN FINANCIAL SERVICES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,561                            0
Units issued                                                441,491                       26,567
Units redeemed                                              (20,578)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        447,474                       26,561
                                           =====================================================

Unit value                                 $14.514166 TO $18.402350     $14.593659 to $14.610637

Net assets, end of period                                $8,170,822                     $387,948

Investment income ratio*                                       0.66%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.11% TO 25.95%             16.75% to 16.89

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               SCUDDER DREMAN HIGH RETURN EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  150,160                            0
Units issued                                              3,153,321                      150,953
Units redeemed                                             (111,211)                        (793)
                                           -----------------------------------------------------

Units, end of period                                      3,192,270                      150,160
                                           =====================================================

Unit value                                 $15.744807 TO $18.897440     $14.557921 to $14.575850

Net assets, end of period                               $59,965,899                   $2,187,952

Investment income ratio*                                       0.80%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.96% TO 29.66%             16.46% to 16.60%

                                                 SCUDDER DREMAN SMALL CAP VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   84,035                            0
Units issued                                              1,490,955                       84,179
Units redeemed                                              (92,916)                        (144)
                                           -----------------------------------------------------

Units, end of period                                      1,482,074                       84,035
                                           =====================================================

Unit value                                 $16.516165 TO $19.073169     $13.639007 to $13.654885

Net assets, end of period                               $28,118,023                   $1,147,151

Investment income ratio*                                       0.43%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  32.13% TO 39.68%               9.11% to 9.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER EAGLE FOCUSED LARGE CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   32,567                            0
Units issued                                                731,686                       32,647
Units redeemed                                              (34,099)                         (80)
                                           -----------------------------------------------------

Units, end of period                                        730,154                       32,567
                                           =====================================================

Unit value                                 $14.472620 TO $17.022514     $13.669256 to $13.685173

Net assets, end of period                               $12,395,938                     $445,580

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.78% TO 24.39%               9.35% to 9.48%

                                                  SCUDDER FOCUS VALUE & GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,639                            0
Units issued                                                330,978                       26,750
Units redeemed                                              (37,309)                        (111)
                                           -----------------------------------------------------

Units, end of period                                        320,308                       26,639
                                           =====================================================

Unit value                                 $15.191043 TO $18.456762     $14.132584 to $14.149028

Net assets, end of period                                $5,885,722                     $376,746

Investment income ratio*                                       0.62%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.53% TO 30.45%             13.06% to 13.19%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INDEX 500 TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   82,467                            0
Units issued                                              1,903,764                       84,389
Units redeemed                                             (290,397)                      (1,922)
                                           -----------------------------------------------------

Units, end of period                                      1,695,834                       82,467
                                           =====================================================

Unit value                                 $14.892595 TO $17.626575     $13.995178 to $14.011463

Net assets, end of period                               $29,666,525                   $1,154,883

Investment income ratio*                                       0.39%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  19.14% TO 25.80%             11.96% to 12.09%

                                                 SCUDDER INVESCO DYNAMIC GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    6,564                            0
Units issued                                                219,697                        6,565
Units redeemed                                              (13,606)                          (1)
                                           -----------------------------------------------------

Units, end of period                                        212,655                        6,564
                                           =====================================================

Unit value                                 $15.458597 TO $19.213671     $14.388700 to $14.405433

Net assets, end of period                                $4,056,919                      $94,543

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.67% TO 33.38%             15.11% to 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER JANUS GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   27,965                            0
Units issued                                                772,628                       28,010
Units redeemed                                              (30,102)                         (45)
                                           -----------------------------------------------------

Units, end of period                                        770,491                       27,965
                                           =====================================================

Unit value                                 $14.420970 TO $16.618620     $13.524537 to $13.540286

Net assets, end of period                               $12,737,216                     $378,535

Investment income ratio*                                       0.21%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.37% TO 22.22%               8.20% to 8.32%

                                               SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   12,420                            0
Units issued                                                325,676                       12,420
Units redeemed                                              (37,074)                           0
                                           -----------------------------------------------------

Units, end of period                                        301,022                       12,420
                                           =====================================================

Unit value                                 $14.554111 TO $17.251027     $13.841733 to $13.857843

Net assets, end of period                                $5,149,297                     $172,031

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.43% TO 24.49%             10.73% to 10.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER MFS STRATEGIC VALUE TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            23,460                          0
Units issued                                         573,680                     23,469
Units redeemed                                       (16,722)                        (9)
                                    ------------------------   ------------------------

Units, end of period                                 580,418                     23,460
                                    ========================   ========================

Unit value                          $14.933894 TO $18.062460   $14.480405 to $14.497241

Net assets, end of period                        $10,393,987                   $340,021

Investment income ratio*                                0.11%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           19.47% TO 24.59%           15.84% to 15.98%

                                            SCUDDER OAK STRATEGIC EQUITY TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            22,947                           0
Units issued                                         416,659                      23,037
Units redeemed                                       (27,036)                        (90)
                                    ------------------------    ------------------------

Units, end of period                                 412,570                      22,947
                                    ========================    ========================

Unit value                          $15.715414 TO $22.558419    $15.321982 to $15.339790

Net assets, end of period                         $9,133,675                    $351,881

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           25.72% TO 47.06%            22.58% to 22.72%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SCUDDER TURNER MID CAP GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            41,201                          0
Units issued                                         598,650                     42,331
Units redeemed                                       (57,698)                    (1,130)
                                    ------------------------   ------------------------

Units, end of period                                 582,153                     41,201
                                    ========================   ========================

Unit value                          $16.394608 TO $20.415849   $13.965366 to $13.981623

Net assets, end of period                        $11,792,656                   $575,949

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           31.16% TO 46.02%           11.72% to 11.85%

                                      SCUDDER REAL ESTATE       SCUDDER STRATEGIC INCOME
                                             TRUST B                     TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                                 0                           0
Units issued                                         421,703                     607,519
Units redeemed                                       (25,944)                   (110,751)
                                    ------------------------    ------------------------

Units, end of period                                 395,759                     496,768
                                    ========================    ========================

Unit value                          $15.222660 TO $15.287771    $12.665919 TO $12.720176

Net assets, end of period                         $6,042,591                  $6,309,666

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% TO 2.05%

Total return, lowest to highest***           21.78% TO 22.30%              1.33% TO 1.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              ALGER AMERICAN BALANCED TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            37,852                          0
Units issued                                       1,722,857                     37,865
Units redeemed                                      (100,061)                       (13)
                                    ------------------------   ------------------------

Units, end of period                               1,660,648                     37,852
                                    ========================   ========================

Unit value                          $13.845925 TO $14.992568   $12.790498 to $12.805399

Net assets, end of period                        $24,827,104                   $484,514

Investment income ratio*                                1.79%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           10.77% TO 17.08%             2.32% to 2.44%

                                          ALGER AMERICAN LEVERAGED ALL CAP TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            19,679                           0
Units issued                                         364,953                      19,679
Units redeemed                                       (33,812)                          0
                                    ------------------------    ------------------------

Units, end of period                                 350,820                      19,679
                                    ========================    ========================

Unit value                          $14.654864 TO $16.724725    $12.620485 to $12.635201

Net assets, end of period                         $5,846,652                    $248,601

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           17.24% TO 32.37%              0.96% to 1.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          CREDIT SUISSE EMERGING MARKETS TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,740                          0
Units issued                                         290,075                      6,767
Units redeemed                                       (16,105)                       (27)
                                    ------------------------   ------------------------

Units, end of period                                 280,710                      6,740
                                    ========================   ========================

Unit value                          $17.740227 TO $18.803321   $13.330249 to $13.345774

Net assets, end of period                         $5,263,811                    $89,915

Investment income ratio*                                0.00%                      0.33%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           40.19% TO 42.11%             6.64% to 6.77%

                                      CREDIT SUISSE GLOBAL POST VENTURE CAPITAL TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                             2,073                           0
Units issued                                          62,178                       2,102
Units redeemed                                        (3,083)                        (29)
                                    ------------------------    ------------------------

Units, end of period                                  61,168                       2,073
                                    ========================    ========================

Unit value                          $17.215287 TO $19.746145    $13.545468 to $13.561223

Net assets, end of period                         $1,194,436                     $28,096

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           37.72% TO 45.61%              8.36% to 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        DREYFUS SOCIALLY RESPONSIBLE GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,758                          0
Units issued                                         104,818                      6,758
Units redeemed                                        (4,045)                         0
                                    ------------------------   ------------------------

Units, end of period                                 107,531                      6,758
                                    ========================   ========================
Unit value                          $14.681750 TO $17.074978   $13.753582 to $13.769592

Net assets, end of period                         $1,829,240                    $93,034

Investment income ratio*                                0.00%                      0.04%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           17.45% TO 24.01%           10.03% to 10.16%

                                              DREYFUS IP MIDCAP STOCK TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            52,181                           0
Units issued                                       1,304,972                      52,195
Units redeemed                                       (59,121)                        (14)
                                    ------------------------    ------------------------

Units, end of period                               1,298,032                      52,181
                                    ========================    ========================
Unit value                          $15.394109 TO $17.952346    $13.830261 to $13.846357

Net assets, end of period                        $23,164,657                    $722,337

Investment income ratio*                                0.35%                       0.52%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           23.15% TO 29.65%            10.64% to 10.77%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESCO UTILITIES TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             8,265                          0
Units issued                                         205,159                      8,326
Units redeemed                                       (12,329)                       (61)
                                    ------------------------   ------------------------

Units, end of period                                 201,095                      8,265
                                    ========================   ========================

Unit value                          $14.422808 TO $15.936457   $13.741494 to $13.757466

Net assets, end of period                         $3,186,787                   $113,677

Investment income ratio*                                2.40%                      1.66%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           15.26% TO 15.84%            9.93% to 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              BASIC VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                         2,182,671                 2,399,210                   1,796,604
Units issued                                          40,419                   210,089                     876,414
Units redeemed                                      (340,762)                 (426,628)                   (273,808)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                               1,882,328                 2,182,671                   2,399,210
                                    ========================   =======================    ========================

Unit value                          $12.824848 TO $24.538470   $9.813837 to $18.702483    $12.170082 to $23.100090

Net assets, end of period                        $38,154,407               $33,520,594                 $46,017,149

Investment income ratio*                                0.96%                     0.82%                       0.94%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           30.55% TO 31.20%       (19.44%) to (19.04%)           (2.64%) to 2.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SMALL CAP VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                           763,759                   931,674                     395,994
Units issued                                          12,641                   128,495                     704,306
Units redeemed                                      (177,712)                 (296,410)                   (168,626)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                 598,688                   763,759                     931,674
                                    ========================   =======================    ========================

Unit value                          $13.865460 TO $51.386913   $9.907923 to $36.537044    $13.273185 to $48.661734

Net assets, end of period                        $18,310,540               $16,174,763                 $25,709,704

Investment income ratio*                                0.00%                     0.37%                       0.20%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           39.94% TO 40.64%       (25.29%) to (24.92%)            6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       DEVELOPING CAPITAL MARKETS FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                          199,327                    211,987                    265,102
Units issued                                          4,994                     29,560                     38,711
Units redeemed                                     (204,321)                   (42,220)                   (91,826)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                      0                    199,327                    211,987
                                    ========================   =======================    ========================

Unit value                          $8.963022 TO $15.892669    $6.462827 to $11.490081    $7.305149 to $11.316501

Net assets, end of period                                $0                 $1,371,757                 $1,672,277

Investment income ratio*                               1.92%                      0.23%                      0.74%

Expense ratio, lowest to highest**            1.40% TO 1.90%             1.40% to 1.90%             1.40% to 1.80%

Total return, lowest to highest***          38.07% TO 38.69%        (11.97%) to (11.53%)         (9.63%) to (0.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    GLOBAL ALLOCATION TRUST B
                                    -------------------------
                                              2003
                                    -------------------------
Units, beginning of period                                0
Units issued                                        178,734
Units redeemed                                       (2,689)
                                    -----------------------

Units, end of period                                176,045
                                    =======================

Unit value                          $9.676396 TO $17.151964

Net assets, end of period                        $1,798,198

Investment income ratio*                               2.67%

Expense ratio, lowest to highest**            1.40% TO 1.90%

Total return, lowest to highest***            7.90% TO 7.96%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:
                              Old Name                                               New Name
NASL Variable Account                                                 The Manufacturers Life Insurance Company of North America
                                                                      Separate Account A
North American Security Life Insurance Company                        The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:
                              Old Name                                               New Name
NAWL Holding Co., Inc.                                                Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:
                              Old Name                                               New Name
Wood Logan Associates, Inc.                                           Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of Manufacturers Life
                  Insurance Company (U.S.A.) establishing The Manufacturers Life
                  Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed
                  January 2, 2002 (the "Pre-Effective Amendment")

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Form of Underwriting Agreement-- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

(4)      (i)      (A) Form of Specimen Flexible Purchase Payment Individual
                  Deferred Variable Annuity Contract, Non-Participating (v20/21)
                  - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(4)      (ii)     (A) Form of Specimen Flexible Purchase Payment Individual
                  Deferred Variable Annuity Contract, Non-Participating (v7) -
                  Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

         (B) (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                           (2) Form of Specimen Endorsements to Contract (v7):
                  (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                  (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit
                  (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                  (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                  (E) Form of Roth Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

         (iii) Form of Guaranteed Income Rider (v20/21) -- Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers Life
                  Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract with
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                  i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                  ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                  iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit
                  (7)(viii) to Post Effective Amendment No. 1.

                  i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by refrence to Exhibit
                  (7)(ix) to Post Effective Amendment No. 1.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

         (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit
                  (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

(10)     Written consent of Ernst & Young LLP, independent auditors - FILED
         HEREWITH

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15).    Powers of Attorney

                  (i) (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Powers of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

                  (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to Post Effective Amendment No. 5.

Item 25. Directors and Officers of the Depositor.

ITEM 28, DIRECTORS AND OFFICERS OF THE DEPOSITOR
OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

  Name and Principal
  Business Address                            Position with Depositor
  ------------------                          -----------------------
John D. DesPrez III*             Director and Chairman of the Board of Directors, President
Alison Alden*                    Executive Vice President, Human Resources & Communications, Director
James Boyle*                     President, Individual Wealth Management, Director
Robert A. Cook*                  President, U.S. Insurance; Director

Peter Copestake*                 Vice President, Finance
James D. Gallagher*              Executive Vice President, Secretary and General Counsel
Donald Guloien**                 Executive Vice President and Chief Investment Officer
John Lyon**                      Vice President and Chief Financial Officer, Investments; Director
Steven Mannik**                  President, Reinsurance, Director
James O'Malley**                 President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.**           Director
John Ostler**                    Executive Vice President and Chief Financial Officer
Warren Thomson**                 Senior Vice President, Investments
Denis Turner**                   Senior Vice President and Treasurer

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2003

                                                                                                                  JURISDICTION OF
                 AFFILIATE                                                        LEGAL ID   % OF EQUITY           INCORPORATION
                 ---------                                                        --------   -------------        ---------------
MANULIFE FINANCIAL CORPORATION                                                        2            100            CANADA
  Jupiter Merger Corporation                                                        209            100            Delaware
  The Manufacturers Life Insurance Company                                            1            100            Canada
     Manulife Bank of Canada                                                         58            100            Canada
     Manulife Financial Services Inc.                                               199            100            Canada
     Manulife Securities International Ltd.                                          79            100            Canada
     Enterprise Capital Management Inc.                                                             20            Ontario
     Cantay Holdings Inc.                                                            51            100            Ontario
     FNA Financial Inc.                                                             115            100            Canada
       Elliot & Page Limited                                                        116            100            Ontario
     NAL Resources Limited                                                          117            100            Alberta
     3550435 Canada Inc.                                                            107            100            Canada
       MFC Insurance Company Limited                                                106            100            Canada
       FCM Holdings Inc.                                                            104            100            Philippines
     Manulife Canada Ltd.                                                           157            100            Canada
     1293319 Ontario Inc.                                                           170            100            Ontario
     3426505 Canada Inc.                                                            161            100            Canada
     Canaccord Holdings Ltd.                                                                     12.82            British Columbia
     Manulife International Capital Corporation Limited                             135            100            Ontario
       Golf Town Canada Inc.                                                                     43.43            Canada
       Regional Power Inc.                                                          136             80            Canada
                           ADDALAM POWER CORPORATION(1).                                            50            Philippines
       Avotus Corp.                                                                              10.36            Canada

                                                                                                                  JURISDICTION OF
                 AFFILIATE                                                        LEGAL ID   % OF EQUITY           INCORPORATION
                 ---------                                                        --------   -------------        ---------------
     First North American Insurance Company                                         111            100            Canada
     JLOC Holding Company                                                                           30            Cayman Islands
     Opportunity Finance Company                                                                    30            Cayman Islands
     Resolute Energy Inc.                                                                        11.62            Alberta
     Seamark Asset Management Ltd.                                                  118          35.01            Canada
     NAL Resources Management Limited                                               120            100            Canada
       1050906 Alberta Ltd.                                                         127            100            Alberta
     PK Liquidating Company II, LLC                                                                 18            Delaware
     PK Liquidating Company I, LLC                                                               18.66            Delaware
     Micro Optics Design Corporation                                                             17.69            Nevada
     Innova LifeSciences Corporation                                                              15.6            Ontario
     2015401 Ontario Inc.                                                           140            100            Ontario
     2015500 Ontario Inc.                                                           154            100            Ontario
     MFC Global Investment Management (U.S.A.) Limited                              156            100            Canada
     Cavalier Cable, Inc.(2)                                                                        78            Delaware
     2024385 Ontario Inc.                                                           153            100            Ontario
     NALC Holdings Inc.(3)                                                          103             50            Ontario
     Manulife Holdings (Alberta) Limited                                            201            100            Alberta
       Manulife Holdings (Delaware) LLC                                             205            100            Delaware
         The Manufacturers Investment Corporation                                    87            100            Michigan
           Manulife Reinsurance Limited                                              67            100            Bermuda
             Manulife Reinsurance (Bermuda) Limited                                 203            100            Bermuda
           The Manufacturers Life Insurance Company (U.S.A.)                         19            100            Michigan
             ManuLife Service Corporation                                             7            100            Colorado
             Manulife Financial Securities LLC                                        5            100            Delaware
             Manufacturers Securities Services, LLC(4).                              97             60            Delaware
             The Manufacturers Life Insurance Company of New York                    94            100            New York
             The Manufacturers Life Insurance Company of America                     17            100            Michigan
             Aegis Analytic Corporation                                                          15.41            Delaware
             Manulife Property Management of Washington, D.C., Inc.                                100            Wash., D.C.
             ESLS Investment Limited, LLC                                                           25            Ohio
             Polymerix Corporation                                                                11.4            Delaware
             Ennal, Inc.                                                            124            100            Delaware
             Avon Long Term Care Leaders LLC                                        158            100            Delaware
             TissueInformatics Inc.                                                              14.71            Delaware
             Ironside Venture Partners I LLC                                        196            100            Delaware
                NewRiver Investor Communications Inc.                                            11.29            Delaware
             Ironside Venture Partners II LLC                                       197            100            Delaware
             Flex Holding, LLC                                                                    27.7            Delaware
                Flex Leasing I, LLC                                                              99.99            Delaware
             Manulife Leasing Co., LLC                                              150             80            Delaware
             Dover Leasing Investments, LLC                                                         99            Delaware
             MCC Asset Management, Inc.                                             186            100            Delaware
     MFC Global Fund Management (Europe) Limited                                     64            100            England
       MFC Global Investment Management (Europe) Limited                                           100            England
     WT (SW) Properties Ltd.                                                         82            100            England
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                           138            100            Germany

                                                                                                                  JURISDICTION OF
                 AFFILIATE                                                        LEGAL ID   % OF EQUITY           INCORPORATION
                 ---------                                                        --------   -------------        ---------------

     Manulife International Holdings Limited                                        152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                               163            100            Hong Kong
       Manulife Asset Management (Asia) Limited                                      78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                     141             85            Indonesia
         Manulife Asset Management (Hong Kong) Limited                                             100            Hong Kong
       Manulife (International) Limited                                              28            100            Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                                   43             51            China
         The Manufacturers (Pacific Asia) Insurance Company Limited                  61            100            Hong Kong
                           MANULIFE CONSULTANTS LIMITED                                            100            Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                100            Hong Kong
         Manulife Financial Management Limited                                                     100            Hong Kong
         Manulife Financial Group Limited                                                          100            Hong Kong
         Manulife Financial Investment Limited                                                     100            Hong Kong
     Manulife (Vietnam) Limited                                                     188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                            164            100            Philippines
       FCM Plans, Inc.                                                              155            100            Philippines
       Manulife Financial Plans, Inc.                                               187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                           42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                           100            Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                              75            100            Indonesia
                  P.T. ZURICH LIFE INSURANCE COMPANY                                               100            Indonesia
                  P.T. ING LIFE INSURANCE INDONESIA                                                100            Indonesia
     Manulife (Singapore) Pte. Ltd.                                                  14            100            Singapore
     Manulife Holdings (Bermuda) Limited                                            147            100            Bermuda
         Manulife Management Services Ltd.                                          191            100            Barbados
         Manufacturers P&C Limited                                                   36            100            Barbados
                           MANUFACTURERS LIFE REINSURANCE LIMITED                    49            100            Barbados
     Manulife European Holdings 2003 (Alberta) Limited                              202            100            Alberta
       Manulife European Investments (Alberta) Limited                              204            100            Alberta
         Manulife Hungary Holdings Limited(5.)                                      149             99            Hungary
     MLI Resources Inc.                                                             193            100            Alberta
       Manulife Life Insurance Company(6)                                           180             35            Japan
       Manulife Century Investments (Bermuda) Limited                               172            100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                             173            100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                          174            100            Netherlands
                                         Daihyaku Manulife Holdings                 175            100            Bermuda
(Bermuda) Limited
             Manulife Century Holdings (Netherlands) B.V.                           195            100            Netherlands
                Kyoritsu Confirm Co., Ltd.(7)                                       179           90.9            Japan
                Manulife Premium Collection Co., Ltd.(8)                            178             57            Japan
                Y.K. Manulife Properties Japan                                      142            100            Japan
     Manulife Holdings (Hong Kong) Limited                                           15            100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                    74            100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                  53            100            Hong Kong
     Manulife Data Services Inc.                                                     81            100            Barbados

(1.)     Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)      50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5.)     1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.


As of MARCH 31, 2004, there were 98,885 qualified contracts and 86,523 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

         a. Set forth below is information concerning other investment companies for which Manulife Financial Securities , LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

a.    Name of Investment Company           Capacity In which acting
      --------------------------           ------------------------
The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account L

The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance            Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance            Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance            Principal Underwriter
Company of New York
Separate Account B

         b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2004.


THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ John D. DesPrez III
    --------------------------------
     John D. DesPrez III
     President

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    --------------------------------
     John D. DesPrez III
     President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 2004.


       Signature                                  Title
       ---------                                  -----
/s/ John D. DesPrez III                 Chairman and President
---------------------------             (Principal Executive Officer)
John D. DesPrez  III

*__________________________             Executive Vice President and
John Ostler                             Chief Financial Officer

*__________________________             Director
James Boyle

*__________________________             Director
Robert A. Cook

*__________________________             Director
Geoffrey Guy

*__________________________             Director
John Lyon

*__________________________             Director
Steven Mannik

*__________________________             Director
James O'Malley

*__________________________             Director
Rex Schlaybaugh, Jr.

*__________________________             Director
Alison Alden.

*/s/ James D. Gallagher
---------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

Exhibit No.                        Description
-----------                        -----------
   (10)                    Consent of Ernst & Young LLP